SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 12.0%
Communication — 0.7%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,359,703

Financial — 8.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	2,921,931
Aircastle Ltd., 4.125%, 5/01/24	1,990,000	1,989,639
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,524,477
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	1,986,630
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	3,991,624
NatWest Markets PLC, 0.800%, 8/12/24 ±	4,250,000	4,007,737
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	945,805
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	730,622
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	1,011,333
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	1,950,077
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	5,000,000	4,797,984
Westpac Banking Corp., 1.019%, 11/18/24	11,800,000	11,317,890

		40,175,749

Government — 3.0%
European Investment Bank, 0.375%, 7/24/24	10,000,000	9,551,642
Nordic Investment Bank, 0.375%, 9/20/24	2,250,000	2,139,335
Svensk Exportkredit AB, 0.625%, 10/07/24	3,000,000	2,863,025

		14,554,002

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $60,681,221)		58,089,454
CORPORATE BONDS AND NOTES — 18.3%
Basic Material — 0.4%
Georgia-Pacific LLC, 3.600%, 3/01/25 ±	2,000,000	2,021,859

Communication — 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.650%, 11/01/24	1,004,000	1,017,048

Consumer, Cyclical — 1.8%
Daimler Finance North America LLC, 2.700%, 6/14/24 ±	2,000,000	1,987,591
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,782,091
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	1,981,834
Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	2,001,000	2,029,352

		8,780,868

Consumer, Non-cyclical — 2.6%
Anthem, Inc., 2.375%, 1/15/25	500,000	493,871
Bayer US Finance LLC, 3.375%, 10/08/24 ±	3,000,000	3,000,418

	FACE AMOUNT	VALUE†
Cardinal Health, Inc., 3.079%, 6/15/24	$3,165,000	$3,171,049
Cigna Corp., 3.500%, 6/15/24	3,000,000	3,038,282
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	1,019,096
Laboratory Corp. of America Holdings, 3.600%, 2/01/25	2,000,000	2,023,716

		12,746,432

Energy — 0.9%
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	3,026,759
Schlumberger Holdings Corp., 3.750%, 5/01/24 ±	1,000,000	1,020,471

		4,047,230

Financial — 10.9%
Ally Financial, Inc., 3.875%, 5/21/24	2,483,000	2,515,243
Ares Capital Corp., 4.200%, 6/10/24	2,500,000	2,521,884
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,903,761
Charles Schwab Corp. (The), 3.000%, 3/10/25	3,000,000	3,007,200
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	3,056,312
Cooperatieve Rabobank UA, 1.375%, 1/10/25	7,762,000	7,439,073
Goldman Sachs Group, Inc. (The), 3.500%, 1/23/25	668,000	674,653
Goldman Sachs Group, Inc. (The), 3.850%, 7/08/24	2,000,000	2,039,048
Morgan Stanley, 3.875%, 4/29/24	4,800,000	4,901,616
National Australia Bank Ltd., 1.388%, 1/12/25 ±	11,000,000	10,550,918
Nuveen Finance LLC, 4.125%, 11/01/24 ±	4,000,000	4,081,481
Truist Financial Corp., 2.850%, 10/26/24	3,500,000	3,502,809
Vornado Realty LP, 3.500%, 1/15/25	1,760,000	1,755,448
Wells Fargo & Co., 3.300%, 9/09/24	4,500,000	4,549,631

		52,499,077

Industrial — 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,756,353
Raytheon Technologies Corp., 3.200%, 3/15/24	2,695,000	2,727,758

		4,484,111

Utility — 0.6%
Edison International, 3.550%, 11/15/24	3,000,000	3,014,749

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $91,395,944)		88,611,374

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.1%
U.S. Treasury Securities — 69.1%
U.S. Treasury Note, 0.375%, 8/15/24	43,700,000	41,656,684
U.S. Treasury Note, 0.375%, 9/15/24	50,750,000	48,268,008
U.S. Treasury Note, 0.625%, 10/15/24	48,000,000	45,868,125

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
U.S. Treasury Securities (Continued)
U.S. Treasury Note, 0.750%, 11/15/24	$51,000,000	$48,795,644
U.S. Treasury Note, 1.000%, 12/15/24	48,600,000	46,757,566
U.S. Treasury Note, 1.125%, 1/15/25	26,500,000	25,545,586
U.S. Treasury Note, 1.250%, 8/31/24	5,000,000	4,863,086
U.S. Treasury Note, 1.500%, 9/30/24	25,000,000	24,436,523
U.S. Treasury Note, 1.500%, 11/30/24	49,000,000	47,787,442

		333,978,664

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $348,340,536)		333,978,664

SHORT-TERM INVESTMENTS — 0.3%

	SHARES
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.250%	1,233,816	1,233,816

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,233,816)		1,233,816

Total Investments — 99.7% (Identified Cost $501,651,517)		481,913,308
Cash and Other Assets, Less Liabilities — 0.3%		1,460,247

Net Assets — 100.0%		$483,373,555

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2022 amounted to $16,637,578 or 3.17% of the net assets of the Fund.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2022

(As a percentage of total investments (excluding short-term money market investment)) (Unaudited)

Sector	Percentage
Government	72.6%
Financial	19.3%
Consumer, Non-cyclical	2.7%
Consumer, Cyclical	1.8%
Industrial	0.9%
Communications	0.9%
Energy	0.8%
Utilities	0.6%
Basic Materials	0.4%

100.0%

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Belgium — 0.0%
Titan Cement International SA	2,164	$32,079

Brazil — 4.2%
Atacadao SA	18,062	85,434
Banco Bradesco SA	50,485	193,731
Banco Bradesco SA, ADR	123,982	575,276
Banco do Brasil SA	38,199	278,406
Banco Santander Brasil SA	15,497	120,043
BrasilAgro—Co. Brasileira de Propriedades Agricolas	4,100	27,436
Camil Alimentos SA	8,900	18,039
Cia Brasileira de Distribuicao	8,955	45,423
Cia Siderurgica Nacional SA	11,264	61,583
Cia Siderurgica Nacional SA, ADR @	17,252	93,506
Cielo SA	94,852	61,959
Construtora Tenda SA	4,433	7,989
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,413	82,336
Direcional Engenharia SA	8,900	22,731
Embraer SA, ADR *	8,625	108,761
Enauta Participacoes SA	13,118	57,144
Ez Tec Empreendimentos e Participacoes SA	5,200	20,479
Gerdau SA, ADR	73,328	471,499
Getnet Adquirencia e Servicos para Meios de Pagamento SA	3,874	2,970
Guararapes Confeccoes SA	6,900	16,710
Hypera SA	4,610	37,482
International Meal Co. Alimentacao SA *	16,347	10,266
Iochpe Maxion SA	12,197	32,920
JBS SA	49,951	390,602
JHSF Participacoes SA	20,831	28,746
M Dias Branco SA	4,368	22,587
MRV Engenharia e Participacoes SA	16,100	43,454
Natura & Co. Holding SA *	30,256	165,545
Petroleo Brasileiro SA	294,300	2,178,329
Positivo Tecnologia SA	9,100	17,680
TIM SA	52,297	151,474
Tupy SA	4,847	18,172
Ultrapar Participacoes SA	26,011	77,306
Usinas Siderurgicas de Minas Gerais SA	9,100	24,924
Vale SA	156,726	3,146,996
Vibra Energia SA	32,735	160,751

		8,858,689

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	7,600	13,389

Canada — 0.0%
China Gold International Resources Corp. Ltd.	3,500	12,444

Cayman Islands — 0.2%
Baozun, Inc., Class A *	3,900	11,352
Bizlink Holding, Inc.	2,000	20,697
China Conch Environment Protection Holdings Ltd. *	80,500	100,711
Chindata Group Holdings Ltd. *	4,540	28,693
CNFinance Holdings Ltd. *	2,708	8,720
DouYu International Holdings Ltd., ADR *	2,931	6,096
Edvantage Group Holdings Ltd.	30,000	10,877
Fulgent Sun International Holding Co. Ltd.	8,000	34,483
Gourmet Master Co. Ltd.	5,000	16,334
Hello Group, Inc., ADR	12,916	74,655
HUYA, Inc. *	1,730	7,733

	SHARES	VALUE†
Yeahka Ltd. *@	6,400	$19,690
Zepp Health Corp. ADR	1,264	3,640

		343,681

Chile — 0.5%
Banco de Credito e Inversiones	359	12,933
CAP SA	4,662	72,288
Cencosud SA	120,649	237,679
Empresa Nacional de Telecomunicaciones SA	13,467	58,862
Empresas CMPC SA	54,329	100,607
Empresas COPEC SA	24,403	201,601
Enel Americas SA, ADR @	22,652	135,232
Enel Chile SA, ADR	4,332	6,845
Grupo Security SA	123,808	19,937
Hortifrut SA	6,080	6,208
Inversiones Aguas Metropolitanas SA	40,036	20,252
PAZ Corp. SA <>	9,073	3,863
Salfacorp SA	43,600	14,796
Sigdo Koppers SA	27,803	27,934
SMU SA	147,411	16,862
Sociedad Matriz SAAM SA	550,961	38,514
SONDA SA	25,953	10,357

		984,770

China — 29.2%
360 Security Technology, Inc., Class A *	20,500	32,254
361 Degrees International Ltd. *	71,000	36,346
3SBio, Inc. *±	106,000	86,605
A-Living Smart City Services Co. Ltd. ±	17,000	23,786
AAC Technologies Holdings, Inc. @	60,500	146,591
Accelink Technologies Co. Ltd. Class A	9,200	26,223
Agile Group Holdings Ltd. @	131,091	66,438
Agricultural Bank of China Ltd., H Shares	1,613,000	619,806
Air China Ltd., Class H @*	104,000	72,889
Alibaba Group Holding Ltd. *	181,200	2,593,099
Aluminum Corp. of China Ltd., H Shares *	290,000	170,299
Angang Steel Co. Ltd., H Shares	142,999	65,902
Anhui Conch Cement Co. Ltd., H Shares	117,500	604,503
Anhui Guangxin Agrochemical Co. Ltd., Class A	2,200	11,064
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	20,255
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	31,472
Anton Oilfield Services Group @*	226,000	12,695
Asia Cement China Holdings Corp.	40,000	25,685
Avary Holding Shenzhen Co. Ltd., Class A	1,600	7,270
AviChina Industry & Technology Co. Ltd., H Shares	254,000	141,052
BAIC Motor Corp. Ltd., H Shares ±	145,000	48,683
Baidu, Inc., ADR *	12,143	1,606,519
Bank of Beijing Co. Ltd., Class A	98,400	71,049
Bank of Changsha Co. Ltd., Class A	25,500	30,754
Bank of Chengdu Co. Ltd., Class A	26,000	61,566
Bank of China Ltd., H Shares	4,829,902	1,942,245
Bank of Chongqing Co. Ltd., H Shares	46,500	28,672
Bank of Communications Co. Ltd., H Shares	565,400	405,646
Bank of Hangzhou Co. Ltd., Class A	21,100	46,870
Bank of Nanjing Co. Ltd., Class A	61,300	103,115
Bank of Ningbo Co. Ltd., Class A	18,480	108,932
Bank of Shanghai Co. Ltd., Class A	68,500	71,706
Bank of Suzhou Co. Ltd., Class A	20,200	23,566
Baoshan Iron & Steel Co. Ltd., Class A	124,500	132,486
BBMG Corp., H Shares	184,000	29,832
Beijing Capital Co. Ltd., Class A	48,000	23,837

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Capital Development Co. Ltd., Class A	12,200	$12,694
Beijing Capital International Airport Co. Ltd., H Shares *	190,000	111,332
Beijing Dabeinong Technology Group Co. Ltd., Class A	18,000	24,688
Beijing Energy International Holding Co. Ltd. *	310,000	9,894
Beijing Enlight Media Co. Ltd., Class A	11,300	14,608
Beijing Enterprises Holdings Ltd.	46,000	145,928
Beijing Enterprises Water Group Ltd.	448,000	137,832
Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,360	22,946
Beijing North Star Co. Ltd., Class H	100,000	14,936
Beijing Orient Landscape & Environment Co. Ltd., Class A *	20,000	8,166
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	14,634
Beijing Originwater Technology Co. Ltd., Class A	18,000	17,026
Beijing Shiji Information Technology Co. Ltd., Class A	3,220	10,102
Beijing Shougang Co. Ltd.	27,500	22,544
Beijing Shunxin Agriculture Co. Ltd.	6,100	22,465
Beijing Sinnet Technology Co. Ltd., Class A	12,200	25,504
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	15,013
Beijing Thunisoft Corp. Ltd., Class A	4,400	6,715
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	11,003
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	16,790	32,955
Beijing-Shanghai High Speed Railway Co. Ltd.	81,200	61,190
Blue Sail Medical Co. Ltd., Class A	12,900	26,845
Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,100	30,481
BOE Technology Group Co. Ltd., Class A	220,300	149,689
Bohai Leasing Co. Ltd., Class A *	64,900	23,533
Bright Dairy & Food Co. Ltd., Class A	7,700	13,887
Brilliance China Automotive Holdings Ltd. *§	178,000	83,395
BTG Hotels Group Co. Ltd., Class A *	5,700	20,596
BYD Electronic International Co. Ltd. @	64,000	129,090
C C Land Holdings Ltd.	106,500	25,696
C&D International Investment Group Ltd.	19,620	42,830
Caitong Securities Co. Ltd., Class A	11,900	15,909
CECEP Solar Energy Co. Ltd., Class A	30,100	41,569
CECEP Wind-Power Corp., Class A	37,700	27,281
Central China Management Co. Ltd.	81,000	12,822
Central China Real Estate Ltd. @	81,000	7,859
CGN New Energy Holdings Co. Ltd. @	130,000	57,090
Changjiang Securities Co. Ltd., Class A	39,900	39,189
Chaowei Power Holdings Ltd.	71,000	14,593
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	18,970
Chengtun Mining Group Co. Ltd., Class A	19,700	26,585
China Aircraft Leasing Group Holdings Ltd.	16,000	11,132
China Baoan Group Co. Ltd., Class A	9,000	15,877
China BlueChemical Ltd., H Shares	192,000	65,934
China Bohai Bank Co. Ltd. ±	132,000	21,906

	SHARES	VALUE†
China Cinda Asset Management Co. Ltd., Class H	561,000	$95,967
China Citic Bank Corp. Ltd., H Shares	613,000	310,675
China Coal Energy Co. Ltd., H Shares	158,000	118,803
China Communication Services Corp. Ltd., H Shares	231,600	104,960
China Conch Venture Holdings Ltd.	80,500	235,335
China Construction Bank Corp., H Shares	6,986,810	5,253,509
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	18,792
China Dongxiang Group Co. Ltd.	389,000	24,830
China Eastern Airlines Corp. Ltd., ADR *	403	6,835
China Eastern Airlines Corp. Ltd., H Shares @*	86,000	28,984
China Education Group Holdings Ltd.	30,000	26,196
China Energy Engineering Corp. *	88,674	34,110
China Energy Engineering Corp. Ltd., H Shares @	152,000	21,539
China Everbright Bank Co. Ltd., H Shares	241,000	91,375
China Everbright Greentech Ltd. @±	65,000	18,836
China Everbright Ltd.	88,000	87,177
China Foods Ltd.	86,000	29,752
China Galaxy Securities Co. Ltd., H Shares	194,500	109,003
China Gas Holdings Ltd.	211,800	271,466
China Great Wall Securities Co. Ltd., Class A	8,500	12,757
China Harmony Auto Holding Ltd.	62,000	31,581
China High Speed Transmission Equipment Group Co. Ltd. *	44,000	26,681
China Hongqiao Group Ltd.	162,500	216,990
China International Marine Containers Group Co. Ltd., Class H @	49,640	81,241
China Jinmao Holdings Group Ltd.	440,000	130,877
China Jushi Co. Ltd., Class A	22,631	54,373
China Kepei Education Group Ltd.	36,000	10,157
China Lesso Group Holdings Ltd.	100,000	121,532
China Life Insurance Co. Ltd., Class H	277,000	425,757
China Lilang Ltd.	31,000	15,038
China Lumena New Materials Corp. *§	5,599	—
China Medical System Holdings Ltd.	97,000	152,807
China Meheco Co. Ltd., Class A	9,900	56,749
China Merchants Bank Co. Ltd., H Shares	233,000	1,830,793
China Merchants Energy Shipping Co. Ltd., Class A	56,880	42,325
China Merchants Land Ltd.	118,000	10,997
China Merchants Port Holdings Co. Ltd.	66,891	121,258
China Merchants Securities Co. Ltd., H Shares ±	19,660	23,191
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	52,580
China Minsheng Banking Corp. Ltd., H Shares @	395,880	149,087
China Modern Dairy Holdings Ltd. @	290,000	47,017
China Molybdenum Co. Ltd., H Shares	135,000	70,488
China National Accord Medicines Corp. Ltd., Class A	5,200	27,774
China National Building Material Co. Ltd., H Shares	418,850	520,802
China National Medicines Corp. Ltd., Class A	2,900	13,409
China New Higher Education Group Ltd. ±	74,000	23,617

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Oil & Gas Group Ltd. *	200,000	$9,319
China Oilfield Services Ltd., H Shares	180,000	184,520
China Oriental Group Co. Ltd.	122,000	34,731
China Overseas Grand Oceans Group Ltd.	131,500	77,222
China Overseas Land & Investment Ltd.	376,500	1,127,102
China Pacific Insurance Group Co. Ltd., H Shares	203,200	495,983
China Petroleum & Chemical Corp., H Shares	1,784,400	895,241
China Railway Group Ltd., H Shares	326,000	182,699
China Railway Signal & Communication Corp. Ltd. H Shares ±	77,000	24,476
China Reinsurance Group Corp., H Shares	323,000	29,689
China Resources Cement Holdings Ltd.	238,000	198,402
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,884
China Resources Gas Group Ltd.	70,000	297,129
China Resources Land Ltd.	338,000	1,574,943
China Resources Medical Holdings Co. Ltd.	71,500	42,900
China Resources Pharmaceutical Group Ltd. ±	134,500	70,055
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,900	56,494
China Risun Group Ltd.	16,000	8,477
China Sanjiang Fine Chemicals Co. Ltd. @	44,000	9,942
China SCE Group Holdings Ltd. @	170,000	30,817
China Shanshui Cement Group Ltd. *	53,000	15,900
China Shenhua Energy Co. Ltd., H Shares	293,000	938,851
China Shineway Pharmaceutical Group Ltd.	36,000	28,815
China South City Holdings Ltd.	508,000	44,747
China South Publishing & Media Group Co. Ltd., Class A	11,600	17,337
China Southern Airlines Co. Ltd., H Shares @*	120,000	69,856
China Taiping Insurance Holdings Co. Ltd.	137,800	168,703
China Tianrui Group Cement Co. Ltd. *	11,000	9,549
China Tower Corp. Ltd., Class H ±	3,174,000	356,570
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	136,086
China TransInfo Technology Co. Ltd., Class A	6,900	11,639
China Travel International Investment Hong Kong Ltd. *	180,000	34,238
China Vanke Co. Ltd., Class H	158,172	358,211
China Yongda Automobiles Services Holdings Ltd.	84,000	91,471
China Zhongwang Holdings Ltd. @*§	154,000	12,386
Chinese Universe Publishing and Media Group Co. Ltd., Class A @	9,200	16,404
Chongqing Changan Automobile Co. Ltd., Class A	17,500	31,258
Chongqing Department Store Co. Ltd., Class A	2,400	9,883
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	88,862
CIFI Holdings Group Co. Ltd.	299,632	176,337
CIMC Enric Holdings Ltd. @	74,000	92,107
CITIC Ltd.	375,000	416,970
CITIC Securities Co. Ltd., Class H	83,950	193,765
Citychamp Watch & Jewellery Group Ltd. *	62,000	7,994
CNHTC Jinan Truck Co. Ltd., Class A	2,800	5,421
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	14,800	22,842

	SHARES	VALUE†
COFCO Biotechnology Co. Ltd., Class A	15,100	$22,734
Cogobuy Group @*±	40,000	10,213
Concord New Energy Group Ltd.	420,000	39,141
Consun Pharmaceutical Group Ltd.	23,000	11,216
COSCO SHIPPING Development Co. Ltd., H Shares @	324,200	65,806
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares @	136,000	63,023
COSCO SHIPPING Holdings Co. Ltd., H Shares *	89,699	156,420
COSCO SHIPPING Ports Ltd.	152,431	118,702
Country Garden Holdings Co. Ltd. @	847,376	652,302
CPMC Holdings Ltd.	53,000	28,079
CSG Holding Co. Ltd., Class A	19,500	22,811
CTS International Logistics Corp. Ltd., Class A	11,000	20,290
DaFa Properties Group Ltd. @	16,000	7,925
Dali Foods Group Co. Ltd. ±	116,500	61,126
Daqin Railway Co. Ltd., Class A	85,800	92,927
DBG Technology Co. Ltd.,Class A	7,000	12,062
Dexin China Holdings Co. Ltd. *	76,000	29,107
DHC Software Co. Ltd., Class A	28,100	31,453
Digital China Holdings Ltd.	62,000	30,156
Digital China Information Service Co. Ltd., Class A	10,000	19,770
Dong-E-E-Jiao Co. Ltd., Class A	3,300	17,636
Dongfang Electric Corp. Ltd. H Shares	29,800	33,363
Dongfeng Motor Group Co. Ltd., H Shares	150,000	112,788
Dongxing Securities Co. Ltd., Class A	12,000	18,464
Dongyue Group Ltd.	44,000	60,552
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	23,898
Essex Bio-technology Ltd.	37,000	20,500
Everbright Securities Co. Ltd., Class H @±	16,000	10,969
Fangda Carbon New Material Co. Ltd., Class A	15,700	20,915
Fangda Special Steel Technology Co. Ltd., Class A	19,000	25,820
Far East Horizon Ltd.	200,000	178,724
FAW Jiefang Group Co. Ltd., Class A	24,100	32,827
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	13,835
FIH Mobile Ltd. *	203,000	27,988
Financial Street Holdings Co. Ltd., Class A	23,300	22,517
FinVolution Group, ADR	11,439	45,413
Fosun International Ltd.	195,500	212,888
Founder Securities Co. Ltd., Class A	23,800	25,289
Foxconn Industrial Internet Co. Ltd.	13,900	22,242
Fu Shou Yuan International Group Ltd.	65,000	47,962
Fufeng Group Ltd.	153,000	60,744
Fujian Funeng Co. Ltd., Class A	14,100	24,652
Fujian Star-net Communication Co. Ltd., Class A	6,100	19,580
Fujian Sunner Development Co. Ltd., Class A *	9,000	28,122
Gansu Shangfeng Cement Co. Ltd., Class A	5,200	17,912
GCL-Poly Energy Holdings Ltd. @*	1,016,000	348,900
GDS Holdings Ltd., Class A *	34,800	177,481
Geely Automobile Holdings Ltd.	493,000	777,894
GEM Co. Ltd., Class A	33,500	44,258
Gemdale Corp., Class A	19,200	43,224
Gemdale Properties & Investment Corp. Ltd.	442,000	47,398
Genertec Universal Medical Group Co. Ltd. ±	75,500	49,734

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
GF Securities Co. Ltd., Class H	64,200	$91,137
Giant Network Group Co. Ltd., Class A	9,400	14,938
Ginko International Co. Ltd.	5,000	48,514
Glory Sun Financial Group Ltd. @*	356,000	5,681
Golden Eagle Retail Group Ltd.	15,000	11,279
Grand Pharmaceutical Group Ltd.	68,000	48,266
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	22,182
Greattown Holdings Ltd., Class A	34,100	22,794
Greatview Aseptic Packaging Co. Ltd.	88,000	24,940
Gree Electric Appliances, Inc., Class A	9,700	49,394
Greenland Hong Kong Holdings Ltd.	112,000	25,307
Greentown China Holdings Ltd.	78,500	143,505
GRG Banking Equipment Co. Ltd., Class A	12,500	20,948
Guangdong HEC Technology Holding Co. Ltd., Class A *	28,100	32,516
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,300	16,488
Guangdong Tapai Group Co. Ltd., Class A	9,300	16,128
Guanghui Energy Co. Ltd., Class A *	26,800	34,646
Guangshen Railway Co. Ltd. *	82,000	13,923
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	15,245
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	24,500	13,403
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	156,961
Guangzhou Baiyun International Airport Co. Ltd., Class A	11,000	21,244
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	42,383
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	35,965
Guangzhou R&F Properties Co. Ltd., H Shares @	202,800	71,973
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	13,365	16,814
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	12,582
Guosen Securities Co. Ltd., Class A	22,400	35,102
Guosheng Financial Holding, Inc., Class A *	14,131	20,250
Guotai Junan Securities Co. Ltd., H Shares *±	29,000	39,169
Haier Smart Home Co. Ltd., Class A	20,500	74,656
Haier Smart Home Co. Ltd., H Shares	50,800	165,047
Haitian International Holdings Ltd.	44,000	114,307
Haitong Securities Co. Ltd., Class H	169,600	129,474
Hang Zhou Great Star Industrial Co. Ltd., Class A *	4,400	11,418
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	24,766
Health & Happiness H&H International Holdings Ltd.	18,500	26,026
Heilongjiang Agriculture Co. Ltd., Class A	8,000	19,095
Hengan International Group Co. Ltd.	55,500	256,482
Hengdeli Holdings Ltd. *	184,000	6,225
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	9,300	19,837
Hengli Petrochemical Co. Ltd., Class A	19,900	65,224

	SHARES	VALUE†
Hengtong Optic-electric Co. Ltd., Class A	9,680	$19,793
Hengyi Petrochemical Co. Ltd., Class A	25,000	33,501
Hesteel Co. Ltd., Class A	65,500	24,576
Hi Sun Technology China Ltd. *	138,000	17,441
Hisense Home Appliances Group Co. Ltd., Class H	34,000	32,380
Holitech Technology Co. Ltd., Class A *	35,900	18,451
Hongda Xingye Co. Ltd., Class A	21,200	16,310
Hope Education Group Co. Ltd. @±	120,000	11,336
Hopson Development Holdings Ltd. @	63,800	121,356
Huaan Securities Co. Ltd., Class A	23,372	18,239
Huadong Medicine Co. Ltd., Class A	8,421	44,368
Huafon Chemical Co. Ltd., Class A	16,200	23,267
Huafon Microfibre Shanghai Technology Co. Ltd., Class T *	25,700	19,975
Huagong Tech Co. Ltd., Class A	6,200	19,715
Huapont Life Sciences Co. Ltd., Class A	27,600	26,673
Huatai Securities Co. Ltd., Class H ±	58,600	90,219
Huaxi Securities Co. Ltd., Class A	12,600	16,666
Huaxia Bank Co. Ltd., Class A	43,300	37,954
Huaxin Cement Co. Ltd., Class A	7,000	21,806
Huayu Automotive Systems Co. Ltd., Class A	17,500	55,040
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	8,796
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	18,264
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	49,244
Hunan Gold Corp. Ltd., Class A *	15,800	26,453
Hunan Valin Steel Co. Ltd., Class A	47,300	41,013
Hytera Communications Corp. Ltd., Class A	23,400	19,736
IMAX China Holding, Inc. @±	6,300	7,560
Industrial & Commercial Bank of China Ltd., H Shares	3,427,000	2,104,333
Industrial Bank Co. Ltd. Class A	122,900	400,489
Industrial Securities Co. Ltd., Class A	40,700	49,278
Infore Environment Technology Group Co. Ltd., Class A	12,400	10,009
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	59,752
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	32,804
Inner Mongolia ERDOS Resources Co. Ltd. Class A	6,000	24,177
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	40,016
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A *	34,700	53,556
JD.com, Inc., Class A *	11,000	328,597
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	24,649
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,100	11,417
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	16,035
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	23,523
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	6,700	13,256

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	$24,790
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	24,570
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	23,200	22,823
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	13,900	9,598
Jiangsu Zhongtian Technology Co. Ltd., Class A	18,600	49,849
Jiangxi Copper Co. Ltd., H Shares	82,000	137,551
Jiangxi Zhengbang Technology Co. Ltd., Class A	25,000	30,387
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	17,100	16,876
Jiayuan International Group Ltd.	135,695	27,197
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	20,382
Jingrui Holdings Ltd.	43,000	9,112
JinkoSolar Holding Co. Ltd., ADR @*	4,223	203,929
Jinneng Science&Technology Co. Ltd., Class A	10,600	20,772
Jizhong Energy Resources Co. Ltd.	21,200	23,563
JNBY Design Ltd.	16,500	19,737
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	36,085
Jointown Pharmaceutical Group Co. Ltd., Class A	10,700	22,402
Joy City Property Ltd.	226,000	9,232
JOYY, Inc., ADR	4,334	159,188
Ju Teng International Holdings Ltd.	56,000	9,365
Juneyao Airlines Co. Ltd., Class A	9,700	20,920
Kaisa Prosperity Holdings Ltd. *	3,750	3,930
Kehua Data Co. Ltd., Class A	3,500	14,131
Kingboard Holdings Ltd.	71,500	347,765
Kingboard Laminates Holdings Ltd.	96,000	158,094
Kingfa Sci & Tech Co. Ltd.	13,400	20,576
Kingsoft Corp. Ltd.	56,400	182,881
Kunlun Energy Co. Ltd.	354,000	308,659
Kunlun Tech Co. Ltd., Class A	5,800	15,398
KWG Group Holdings Ltd. @	130,000	53,770
KWG Living Group Holdings Ltd.	65,000	24,230
Lao Feng Xiang Co. Ltd., Class A	2,700	18,078
Lee & Man Paper Manufacturing Ltd.	122,000	63,700
Lee’s Pharmaceutical Holdings Ltd.	34,500	10,658
Legend Holdings Corp., H Shares ±	38,400	48,335
Lenovo Group Ltd.	194,000	211,007
Lens Technology Co. Ltd., Class A	24,140	44,413
Leo Group Co. Ltd., Class A	48,000	15,816
LexinFintech Holdings Ltd., ADR *	6,213	16,278
Leyard Optoelectronic Co. Ltd., Class A	20,300	22,818
Liaoning Cheng Da Co. Ltd., Class A	5,800	14,657
Livzon Pharmaceutical Group, Inc., H Shares	14,100	50,670
Logan Group Co. Ltd. @	96,000	27,329
Longfor Group Holdings Ltd. ±	139,000	715,114
Lonking Holdings Ltd.	158,000	43,164
Luenmei Quantum Co. Ltd., Class A	13,300	14,992
Luolai Lifestyle Technology Co. Ltd., Class A	5,300	10,829
Luoniushan Co. Ltd., Class A *	16,000	16,724
Luxi Chemical Group Co. Ltd., Class A	8,600	24,296
Luye Pharma Group Ltd. @*±	161,500	61,851

	SHARES	VALUE†
LVGEM China Real Estate Investment Co. Ltd. *	72,000	$7,997
Maanshan Iron & Steel Co. Ltd., H Shares	38,000	15,281
Maoyan Entertainment ±@*	6,200	5,161
Metallurgical Corp. of China Ltd., H Shares @	225,000	60,894
Mingfa Group International Co. Ltd. *	91,000	3,020
Minth Group Ltd.	60,000	147,984
MLS Co. Ltd., Class A	20,000	36,449
MMG Ltd. *	192,000	77,454
Nanjing Iron & Steel Co. Ltd., Class A	36,600	20,830
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	11,607
NARI Technology Co. Ltd., Class A	4,506	22,370
NavInfo Co. Ltd., Class A *	10,200	22,464
NetDragon Websoft Holdings Ltd.	25,500	53,387
New China Life Insurance Co. Ltd., H Shares	57,900	161,874
New Hope Liuhe Co. Ltd., Class A *	20,215	54,114
Newland Digital Technology Co. Ltd., Class A	10,000	26,549
Nexteer Automotive Group Ltd.	69,000	44,043
Nine Dragons Paper Holdings Ltd.	173,000	151,063
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	22,928
Ningbo Joyson Electronic Corp., Class A	5,200	11,584
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	20,570
Northeast Securities Co. Ltd., Class A	8,500	10,372
OFILM Group Co. Ltd., Class A *	20,800	23,348
ORG Technology Co. Ltd., Class A	26,800	20,956
Orient Securities Co. Ltd., Class H ±	52,400	34,317
Oriental Pearl Group Co. Ltd., Class A	10,700	13,124
Ourpalm Co. Ltd., Class A *	27,500	15,781
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	61,900	36,497
PAX Global Technology Ltd.	75,000	61,756
PCI Technology Group Co. Ltd., Class A	15,600	18,322
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	100,066
Perfect World Co. Ltd., Class A	6,700	13,584
PetroChina Co. Ltd., H Shares	2,014,000	1,043,856
PICC Property & Casualty Co. Ltd., H Shares	494,000	505,774
Ping An Bank Co. Ltd., Class A	108,500	263,078
Ping An Insurance Group Co. of China Ltd., Class H	436,500	3,101,021
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	42,914
Poly Property Group Co. Ltd.	186,000	47,015
Postal Savings Bank of China Co. Ltd., Class H ±	472,000	382,623
Pou Sheng International Holdings Ltd. *	252,000	28,953
Power Construction Corp. of China Ltd.	19,800	22,756
Powerlong Real Estate Holdings Ltd. @	143,000	37,789
Q Technology Group Co. Ltd. @	31,000	23,982
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	24,720
Qingling Motors Co. Ltd., Class H	84,000	15,871
Red Star Macalline Group Corp. Ltd., H Shares ±*	35,700	16,042
Redco Properties Group Ltd. @±	80,000	24,817
Redsun Properties Group Ltd. @	82,000	27,322
Renhe Pharmacy Co. Ltd., Class A	19,700	24,380
RiseSun Real Estate Development Co. Ltd., Class A	35,400	24,891
Ronshine China Holdings Ltd. *	43,500	12,939

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
SAIC Motor Corp. Ltd., Class A	29,700	$79,598
Sailun Group Co. Ltd., Class A	13,900	21,607
Sansteel Minguang Co. Ltd., Class A	13,700	15,464
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	86,674
Sany Heavy Industry Co. Ltd. Class A	29,400	81,204
Satellite Chemical Co. Ltd., Class A	6,048	37,567
Sealand Securities Co. Ltd., Class A	24,800	14,622
Seazen Group Ltd.	188,571	101,588
Seazen Holdings Co. Ltd., Class A	13,800	69,989
Shaanxi Coal Industry Co. Ltd., Class A	50,037	129,764
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	20,800	39,579
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	34,476
Shandong Chenming Paper Holdings Ltd., H Shares @	35,250	13,995
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	8,228
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	58,074
Shandong Humon Smelting Co. Ltd., Class A	10,800	18,235
Shandong Linglong Tyre Co. Ltd., Class A	7,700	26,791
Shandong Longda Meishi Co. Ltd., Class A	8,100	12,208
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	24,318
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	30,193
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	188,000	201,361
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A *	7,471	10,695
Shanghai AJ Group Co. Ltd., Class A	16,900	17,558
Shanghai Electric Group Co. Ltd., H Shares	166,000	43,655
Shanghai Environment Group Co. Ltd., Class A	11,600	19,421
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	26,000	127,124
Shanghai Industrial Holdings Ltd.	45,000	67,558
Shanghai Industrial Urban Development Group Ltd.	274,000	24,835
Shanghai International Airport Co. Ltd., Class A *	2,300	17,840
Shanghai International Port Group Co. Ltd., Class A	48,600	41,910
Shanghai Jahwa United Co. Ltd., Class A	2,600	14,133
Shanghai Jin Jiang Capital Co. Ltd., Class H	148,000	57,626
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	10,194
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	19,472
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	24,795
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	14,562
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	122,600

	SHARES	VALUE†
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	$149,958
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	35,129
Shanghai Shimao Co. Ltd., Class A	23,100	13,657
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,000	16,974
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	21,390
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	28,860
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	16,847
Shanxi Coking Coal Energy Group Co. Ltd., Class A	50,000	97,902
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	22,000	57,574
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	63,413
Shanxi Securities Co. Ltd., Class A	24,700	22,040
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	36,230
Shanying International Holding Co. Ltd., Class A	37,500	17,854
Shenwan Hongyuan Group Co. Ltd., H Shares ±@	43,200	9,651
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	15,223
Shenzhen Airport Co. Ltd., Class A *	16,200	17,699
Shenzhen Aisidi Co. Ltd., Class A	14,200	19,252
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. ±	9,500	6,986
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	4,900	11,363
Shenzhen International Holdings Ltd.	107,733	113,877
Shenzhen Investment Ltd.	323,060	72,173
Shenzhen Kinwong Electronic Co. Ltd., Class A	2,300	8,528
Shenzhen MTC Co. Ltd., Class A *	42,300	24,341
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	17,116
Shenzhen Overseas Chinese Town Co. Ltd., Class A	43,200	50,126
Shenzhen Tagen Group Co. Ltd., Class A	25,000	27,195
Shenzhen World Union Group, Inc., Class A	33,300	25,304
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	22,279
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,200	59,151
Shimao Group Holdings Ltd. @	131,000	73,918
Shoucheng Holdings Ltd.	134,400	19,903
Shougang Fushan Resources Group Ltd.	219,790	86,420
Shui On Land Ltd.	280,000	42,894
Sichuan Hebang Biotechnology Co. Ltd., Class A *	84,300	46,648
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	34,151
Sichuan Languang Development Co. Ltd., Class A *	32,900	11,878
Sieyuan Electric Co. Ltd., Class A	4,300	22,235
Sihuan Pharmaceutical Holdings Group Ltd. @	328,000	65,740

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sino-Ocean Group Holding Ltd.	293,712	$62,617
Sinofert Holdings Ltd. @	244,000	41,428
Sinolink Securities Co. Ltd., Class A	11,700	17,707
Sinoma International Engineering Co., Class A	14,600	22,050
Sinoma Science & Technology Co. Ltd., Class A	11,000	42,106
Sinopec Engineering Group Co. Ltd., H Shares	111,000	56,681
Sinopec Kantons Holdings Ltd.	90,000	31,251
Sinopec Shanghai Petrochemical Co. Ltd., Class H	248,000	51,605
Sinopharm Group Co. Ltd., H Shares	140,400	320,472
Sinotrans Ltd., H Shares	145,000	45,351
Sinotruk Hong Kong Ltd.	67,000	102,639
Skyfame Realty Holdings Ltd.	158,000	14,119
Skyworth Group Ltd. *	156,114	80,117
SOHO China Ltd. @*	153,500	29,786
SooChow Securities Co. Ltd., Class A	20,280	23,947
SSY Group Ltd. @	124,000	56,038
Sun Art Retail Group Ltd. @	30,500	11,097
Suning Universal Co. Ltd., Class A *	32,100	22,570
Suning.com Co. Ltd., Class A *	37,200	20,233
Sunward Intelligent Equipment Co. Ltd., Class A	10,800	12,531
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	31,805
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	15,000	12,935
Tangshan Jidong Cement Co. Ltd., Class A	10,000	18,871
TangShan Port Group Co. Ltd., Class A	55,900	26,262
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	14,703
TBEA Co. Ltd., Class A	13,000	41,768
TCL Electronics Holdings Ltd.	99,667	42,624
TCL Technology Group Corp., Class A	41,800	32,356
Tech-Bank Food Co. Ltd., Class A	23,240	32,095
Tencent Music Entertainment Group, ADR *	29,336	142,866
Tian Di Science & Technology Co. Ltd., Class A	40,500	31,350
Tiangong International Co. Ltd. @	76,000	31,047
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	38,429
Tianjin Port Development Holdings Ltd.	180,000	14,477
Tianneng Power International Ltd. @	74,000	63,672
Tianshui Huatian Technology Co. Ltd., Class A	10,300	17,066
Times China Holdings Ltd.	10,000	3,332
Tingyi Cayman Islands Holding Corp.	18,000	30,332
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	18,424
Tomson Group Ltd.	24,000	5,883
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	35,016
Tongcheng Travel Holdings Ltd. *	49,200	87,932
Tongda Group Holdings Ltd. *	510,000	10,743
Tongkun Group Co. Ltd., Class A	11,100	30,589
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	28,737
Tongyu Heavy Industry Co. Ltd., Class A	40,800	18,975
Topsec Technologies Group, Inc., Class A	7,000	12,481
Transfar Zhilian Co. Ltd., Class A	27,553	27,409

	SHARES	VALUE†
TravelSky Technology Ltd., H Shares	53,000	$76,456
Trip.com Group Ltd., ADR *	28,782	665,440
Truly International Holdings Ltd.	120,000	34,162
Tus Environmental Science And Technology Development Co. Ltd., Class A *	23,000	12,909
Uni-President China Holdings Ltd.	92,000	80,216
Unisplendour Corp. Ltd., Class A	13,940	42,964
United Energy Group Ltd. @	558,000	64,111
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	19,107
Untrade Hua Han Health §	504,000	—
Untrade Huiyuan Juice §	84,500	—
Vinda International Holdings Ltd. @	26,000	58,816
Vipshop Holdings Ltd., ADR *	30,726	276,534
Wangsu Science & Technology Co. Ltd., Class A	20,900	19,671
Want Want China Holdings Ltd.	52,000	48,061
Wanxiang Qianchao Co. Ltd., Class A	42,900	36,724
Wasion Holdings Ltd.	48,000	17,280
Weibo Corp., ADR *	1,188	29,118
Weichai Power Co. Ltd., H Shares	151,000	238,645
Weifu High-Technology Group Co. Ltd., Class A	5,600	17,533
Wellhope Foods Co. Ltd., Class A	7,700	11,629
Wens Foodstuffs Group Co. Ltd., Class A *	19,100	66,396
West China Cement Ltd.	198,000	31,596
Wharf Holdings Ltd. (The)	70,000	213,575
Wingtech Technology Co. Ltd., Class A	3,900	49,987
Wolong Electric Group Co. Ltd., Class A	11,600	23,993
Wuchan Zhongda Group Co. Ltd., Class A	29,100	24,498
Wuhan Department Store Group Co. Ltd., Class A	12,600	20,321
Wuhu Token Science Co. Ltd., Class A	16,000	20,583
Wuxi Taiji Industry Co. Ltd., Class A	14,900	16,889
XCMG Construction Machinery Co. Ltd., Class A	47,400	38,484
Xiabuxiabu Catering Management China Holdings Co. Ltd. ±	28,000	14,155
Xiamen C & D, Inc., Class A	17,600	35,294
Xiamen Comfort Science & Technology Group Co. Ltd., Class A	8,700	13,112
Xiamen International Port Co. Ltd., Class H	94,000	10,080
Xiamen ITG Group Corp. Ltd., Class A	17,300	21,110
Xiamen Tungsten Co. Ltd., Class A	7,300	21,302
Xiamen Xiangyu Co. Ltd., Class A	22,200	30,799
Xinfengming Group Co. Ltd., Class A	4,000	7,283
Xingda International Holdings Ltd.	95,633	17,336
Xinhu Zhongbao Co. Ltd., Class A	44,900	21,590
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	26,150
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	47,800	72,127
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	9,350
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	20,642
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	14,267
Xinyangfeng Agricultural Technology Co. Ltd., Class A	6,900	18,677
Xinyu Iron & Steel Co. Ltd., Class A	27,300	24,317
Xuji Electric Co. Ltd., Class A	9,300	27,960
YaGuang Technology Group Co. Ltd., Class A *	8,000	8,450
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	16,129

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	$48,509
Yanzhou Coal Mining Co. Ltd., H Shares	136,000	403,661
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *±@	25,600	15,818
Yifan Pharmaceutical Co. Ltd., Class A	7,200	16,913
Yintai Gold Co. Ltd., Class A	31,600	46,380
Yiren Digital Ltd., ADR *	6,796	17,262
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	10,497
Yonghui Superstores Co. Ltd., Class A	58,500	38,919
Youngor Group Co. Ltd., Class A	11,500	12,292
Youzu Interactive Co. Ltd., Class A *	8,100	14,085
Yum China Holdings, Inc.	2,380	98,865
Yunda Holding Co. Ltd., Class A	16,500	45,678
Yunnan Aluminium Co. Ltd., Class A *	18,200	39,251
Yunnan Baiyao Group Co. Ltd., Class A	2,000	25,798
Yunnan Copper Co. Ltd., Class A	8,100	14,353
Yunnan Tin Co. Ltd., Class A *	14,600	48,198
Yutong Bus Co. Ltd., Class A	13,300	17,634
Yuzhou Group Holdings Co. Ltd. @	207,126	10,709
Zhaojin Mining Industry Co. Ltd., Class H	120,000	105,856
Zhefu Holding Group Co. Ltd., Class A	16,400	13,729
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	38,827
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	81,742
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	21,816
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	51,400
Zhejiang Hailiang Co. Ltd., Class A	19,700	32,672
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	14,456
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	9,000	14,260
Zhejiang Juhua Co. Ltd., Class A	7,900	16,266
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	33,165
Zhejiang Medicine Co. Ltd., Class A	10,400	25,610
Zhejiang Narada Power Source Co. Ltd., Class A	9,800	19,420
Zhejiang NHU Co. Ltd., Class A	10,200	50,943
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	11,672
Zhejiang Semir Garment Co. Ltd., Class A	21,700	23,263
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	24,800	16,695
Zhejiang Wanliyang Co. Ltd., Class A	11,400	13,641
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	10,700	44,230
Zhejiang Yasha Decoration Co. Ltd., Class A	16,000	14,554
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares @	21,400	23,740
Zhongji Innolight Co. Ltd., Class A	3,700	18,438
Zhongjin Gold Corp. Ltd., Class A	32,000	39,804
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	21,244
Zhongtian Financial Group Co. Ltd., Class A *	38,300	15,337

	SHARES	VALUE†
Zhou Hei Ya International Holdings Co. Ltd. *±@	57,000	$31,435
Zhuhai Huafa Properties Co. Ltd.	11,600	13,222
Zhuzhou CRRC Times Electric Co. Ltd., Class H	29,300	115,019
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	21,966
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	22,120	29,711
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares @	85,800	54,657
ZTE Corp., H Shares	55,800	114,117
ZTO Express Cayman, Inc.	1,700	43,318
ZTO Express Cayman, Inc., ADR	11,133	278,325

		61,971,999

Colombia — 0.1%
Bancolombia SA, ADR	755	32,208
Cementos Argos SA	31,937	52,735
CEMEX Latam Holdings SA *	13,000	9,372
Corp. Financiera Colombiana SA *	2,308	17,177
Grupo Argos SA	29,921	110,072
Grupo Aval Acciones y Valores SA	7,483	34,048

		255,612

Czech Republic — 0.1%
CEZ, AS	849	35,628
Komercni Banka, AS	4,212	163,582

		199,210

Greece — 0.3%
Alpha Services & Holdings SA *	98,742	121,904
Autohellas Tourist and Trading SA	1,184	12,391
Bank of Greece	859	16,991
Eurobank Ergasias Services & Holdings SA *	150,057	176,376
Fourlis Holdings SA *	3,046	12,417
Hellenic Petroleum Holdings SA	3,804	31,056
Motor Oil Hellas Corinth Refineries SA	2,176	33,893
National Bank of Greece SA *	33,402	123,933
Piraeus Financial Holdings SA *	10,411	16,297

		545,258

Hong Kong — 0.1%
Jinmao Property Services Co. Ltd. *	6,646	4,208
Untrade CTEG @§	98,000	—
Vnet Group, Inc.,ADR *	5,989	34,916
Yuexiu Property Co. Ltd.	135,006	134,260

		173,384

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	392,998

		392,998

India — 14.9%
ACC Ltd.	5,835	165,752
Adani Enterprises Ltd.	1,614	42,962
Adani Ports & Special Economic Zone Ltd.	15,271	155,713
Adani Transmission Ltd. *	664	20,745
Aditya Birla Capital Ltd. *	44,000	62,364
Alembic Pharmaceuticals Ltd.	5,197	50,859
Allcargo Logistics Ltd.	4,985	23,394
Amara Raja Batteries Ltd.	5,077	35,923
Ambuja Cements Ltd.	41,841	165,238
Apollo Tyres Ltd.	31,532	79,563

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Arvind Fashions Ltd. *	5,200	$19,602
Arvind Ltd. *	13,452	20,540
Aster DM Healthcare Ltd.* ±	9,764	25,391
Aurobindo Pharma Ltd.	25,561	225,672
Axis Bank Ltd. *	106,251	1,068,399
Axis Bank Ltd., GDR *	6,937	345,463
Bajaj Holdings & Investment Ltd.	3,057	206,153
Balrampur Chini Mills Ltd.	14,783	95,273
Bandhan Bank Ltd. ±	42,966	173,480
Bank of Baroda *	66,538	98,040
Bank of India *	26,524	16,049
Bharat Electronics Ltd.	88,362	246,108
Bharat Heavy Electricals Ltd. *	96,730	62,934
Birla Corp. Ltd.	3,237	50,410
Birlasoft Ltd.	2,054	12,333
Bombay Burmah Trading Co.	684	7,763
Brigade Enterprises Ltd.	1,061	7,176
Camlin Fine Sciences Ltd. *	4,352	7,983
Canara Bank *	25,002	75,196
Ceat Ltd.	3,536	43,678
Central Bank of India Ltd. *	45,284	10,936
Century Textiles & Industries Ltd.	3,788	42,444
Chambal Fertilizers and Chemicals Ltd.	14,403	79,908
Cholamandalam Financial Holdings Ltd.	6,641	54,018
Cipla Ltd.	32,099	431,933
City Union Bank Ltd.	30,829	52,728
Cochin Shipyard Ltd. ±	3,997	15,495
Container Corp. Of India Ltd.	7,508	66,485
Cosmo Films Ltd.	829	18,881
CreditAccess Grameen Ltd. *	1,344	14,934
CSB Bank Ltd. *	3,753	10,458
Cyient Ltd.	6,750	82,594
Dalmia Bharat Ltd.	5,315	104,862
DCB Bank Ltd. *	19,962	18,243
DCM Shriram Ltd.	2,904	43,302
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,839	13,623
Dhampur Sugar Mills Ltd.	2,664	18,774
Dilip Buildcon Ltd. ±	2,860	9,083
Dishman Carbogen Amcis Ltd. *	5,292	12,920
DLF Ltd.	37,826	189,692
eClerx Services Ltd.	1,015	31,853
Edelweiss Financial Services Ltd.	37,825	29,052
EID Parry India Ltd.	7,288	43,762
Engineers India Ltd.	18,093	15,234
Equitas Small Finance Bank Ltd.* ±	16,074	10,882
Escorts Ltd.	6,126	136,223
Exide Industries Ltd.	26,178	52,201
Federal Bank Ltd.	161,831	208,442
Finolex Cables Ltd.	3,726	18,489
Finolex Industries Ltd.	15,431	31,178
Firstsource Solutions Ltd.	20,730	34,210
Fortis Healthcare Ltd. *	22,623	86,432
GAIL India Ltd.	175,583	361,361
Gateway Distriparks Ltd. *	25,136	22,524
General Insurance Corp. of India *±	7,543	11,323
GHCL Ltd.	4,240	30,344
Glenmark Pharmaceuticals Ltd.	12,966	75,495
Godawari Power and Ispat Ltd.	2,480	12,679
Godfrey Phillips India Ltd.	794	10,583
Granules India Ltd.	17,305	70,042
Grasim Industries Ltd.	22,682	499,707
Great Eastern Shipping Co. Ltd. (The)	8,516	38,885

	SHARES	VALUE†
Gujarat Alkalies & Chemicals Ltd.	2,551	$30,114
Gujarat Ambuja Exports Ltd.	4,383	14,958
Gujarat Fluorochemicals Ltd.	3,596	131,217
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	96,020
Gujarat Pipavav Port Ltd.	19,498	19,633
Gujarat State Fertilizers & Chemicals Ltd.	11,602	24,842
Gujarat State Petronet Ltd.	23,082	78,438
Hero MotoCorp Ltd.	8,660	261,943
HIL Ltd.	334	17,406
Himatsingka Seide Ltd.	2,618	5,229
Hindalco Industries Ltd.	170,691	1,286,912
Hinduja Global Solutions Ltd.	1,226	16,552
Hindustan Aeronautics Ltd.	2,011	39,596
Housing Development Finance Corp. Ltd.	23,682	745,354
ICICI Bank Ltd.	5,036	48,562
ICICI Bank Ltd., ADR	89,109	1,687,724
IDFC First Bank Ltd. *	114,324	59,670
IDFC Ltd. *	76,058	62,232
IIFL Finance Ltd.	5,565	20,986
IIFL Securities Ltd.	25,376	30,006
IIFL Wealth Management Ltd.	665	14,735
India Cements Ltd. (The)	18,543	50,924
Indiabulls Housing Finance Ltd.	31,451	65,164
Indian Bank	2,394	4,859
Indian Overseas Bank *	76,991	18,390
Indus Towers Ltd. *	51,298	150,391
IndusInd Bank Ltd.	20,564	253,987
Infibeam Avenues Ltd.	77,058	19,678
Info Edge India Ltd.	1,546	91,932
IRCON International Ltd. ±	18,858	9,892
Jindal Poly Films Ltd.	769	11,265
Jindal Saw Ltd.	14,261	16,938
Jindal Stainless Hisar Ltd. *	10,916	56,039
Jindal Stainless Ltd. *	17,881	47,643
Jindal Steel & Power Ltd.	46,366	324,485
JK Lakshmi Cement Ltd.	2,815	17,572
JK Paper Ltd.	10,798	43,363
JK Tyre & Industries Ltd.	10,161	15,796
JM Financial Ltd.	26,872	24,008
JSW Energy Ltd.	32,770	130,388
JSW Steel Ltd.	89,380	865,314
Jubilant Pharmova Ltd.	9,690	49,572
Kalpataru Power Transmission Ltd.	5,415	26,173
Karnataka Bank Ltd. (The)	41,191	30,115
Karur Vysya Bank Ltd. (The)	36,209	22,268
Kaveri Seed Co. Ltd.	2,043	14,749
KEC International Ltd.	2,756	13,785
KEI Industries Ltd.	1,528	25,327
KPR Mill Ltd.	6,160	50,812
KRBL Ltd.	2,340	6,207
L&T Finance Holdings Ltd. *	78,972	83,636
Larsen & Toubro Ltd.	9,327	217,601
Larsen & Toubro Ltd., GDR	32,082	747,511
LIC Housing Finance Ltd.	20,180	95,554
Lupin Ltd.	22,898	226,774
Mahindra & Mahindra Financial Services Ltd.	54,856	114,671
Mahindra & Mahindra Ltd.	65,830	703,692
Mahindra CIE Automotive Ltd. *	6,907	15,523
Manappuram Finance Ltd.	34,315	51,489
Motilal Oswal Financial Services Ltd.	1,768	20,287
Mphasis Ltd.	1,705	76,053
MRF Ltd.	148	126,939
National Aluminium Co. Ltd.	68,435	110,498

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
NCC Ltd.	30,074	$23,218
NESCO Ltd.	965	7,017
Nilkamal Ltd.	322	8,558
NMDC Ltd.	47,585	101,921
NOCIL Ltd.	7,374	24,426
Oberoi Realty Ltd. *	7,850	97,432
Orient Cement Ltd.	6,133	11,493
PCBL Ltd.	5,693	17,160
Persistent Systems Ltd.	4,032	253,227
Petronet LNG Ltd.	59,924	153,260
Phoenix Mills Ltd. (The)	4,600	66,774
Piramal Enterprises Ltd.	6,545	188,814
PNB Housing Finance Ltd. ±*	4,224	20,929
PNC Infratech Ltd.	4,201	14,470
Polyplex Corp. Ltd.	1,545	49,220
Power Finance Corp. Ltd.	83,351	123,693
Prestige Estates Projects Ltd.	14,610	94,591
PTC India Ltd.	17,788	19,273
Punjab National Bank *	115,447	53,477
Quess Corp. Ltd. ±	2,433	21,097
Rain Industries Ltd.	17,328	44,226
Rajesh Exports Ltd.	7,411	67,058
Rallis India Ltd.	3,389	10,622
Ramco Cements Ltd. (The)	5,904	60,072
Rashtriya Chemicals & Fertilizers Ltd.	16,695	19,642
Raymond Ltd. *	3,276	37,051
RBL Bank Ltd. *±	23,980	41,140
REC Ltd.	93,608	152,132
Redington India Ltd.	57,900	110,719
Reliance Industries Ltd.	206,554	7,185,435
Reliance Power Ltd. *	223,846	40,028
RITES Ltd.	2,755	9,426
Shilpa Medicare Ltd.	2,237	11,661
Shipping Corp. of India Ltd.	14,166	21,686
Shriram City Union Finance Ltd.	2,635	56,209
Shriram Transport Finance Co. Ltd.	15,545	232,636
Sobha Ltd.	6,105	56,800
Star Cement Ltd. *	7,280	8,575
State Bank of India	69,305	451,180
State Bank of India, GDR	7,560	486,108
Steel Authority of India Ltd.	89,762	116,800
Strides Pharma Science Ltd.	5,470	24,955
Sun Pharmaceutical Industries Ltd.	38,050	458,960
Sun TV Network Ltd.	5,489	35,422
Sundaram Finance Ltd.	865	22,146
Sundaram-Clayton Ltd.	221	10,383
Sunteck Realty Ltd.	5,951	33,770
Surya Roshni Ltd.	773	4,193
Tata Chemicals Ltd.	13,719	176,867
Tata Coffee Ltd.	1,997	5,714
Tata Consumer Products Ltd.	32,805	336,514
Tata Motors Ltd. *	178,887	1,024,572
Tata Motors Ltd., ADR @*	2,406	67,248
Tata Steel Ltd.	43,014	742,208
Tata Steel Ltd., GDR	6,923	116,999
Techno Electric & Engineering Co. Ltd.	2,836	9,248
Thirumalai Chemicals Ltd.	4,154	14,555
Tube Investments of India Ltd.	2,032	43,308
TV18 Broadcast Ltd. *	55,772	54,502

	SHARES	VALUE†
Uflex Ltd.	3,166	$25,361
Union Bank of India Ltd. *	36,541	18,614
UPL Ltd.	40,601	411,529
Usha Martin Ltd. *	14,837	26,287
VA Tech Wabag Ltd. *	2,558	9,449
Vardhman Textiles Ltd.	8,165	47,196
Vedanta Ltd.	34,362	183,090
Venky’s India Ltd.	673	19,006
Welspun Corp. Ltd.	11,246	24,770
Welspun India Ltd.	31,063	37,222
Wipro Ltd.	31,859	249,532
Wockhardt Ltd. *	5,344	18,594
Yes Bank Ltd. *	193,770	31,325
Zee Entertainment Enterprises Ltd.	65,895	250,710
Zensar Technologies Ltd.	5,610	27,241
Zydus Wellness Ltd.	1,266	25,145

		31,627,654

Indonesia — 1.8%
Adaro Energy Indonesia Tbk PT	1,844,400	345,444
AKR Corporindo Tbk PT	923,500	58,512
Aneka Tambang Tbk PT	389,000	66,086
Astra Agro Lestari Tbk PT	61,744	53,952
Astra International Tbk PT	1,370,000	627,171
Astra Otoparts Tbk PT	19,600	1,535
Bank Mandiri Persero Tbk PT	710,600	390,861
Bank Maybank Indonesia Tbk PT	568,800	12,039
Bank Negara Indonesia Persero Tbk PT	499,366	286,842
Bank Pan Indonesia Tbk PT *	626,700	33,162
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	18,401
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	22,167
Bank Tabungan Negara Persero Tbk PT	405,590	48,431
BISI International Tbk PT	94,000	8,705
Buana Lintas Lautan Tbk PT *	1,041,300	11,455
Bukit Asam Tbk PT	339,600	77,792
Bumi Serpong Damai Tbk PT *	435,700	30,943
Ciputra Development Tbk PT	924,577	66,949
Delta Dunia Makmur Tbk PT *	589,400	16,415
Erajaya Swasembada Tbk PT	1,042,500	42,099
Gudang Garam Tbk PT	38,200	84,047
Hanson International Tbk PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk PT	294,700	162,098
Indika Energy Tbk PT *	68,700	10,667
Indo Tambangraya Megah Tbk PT	52,800	104,957
Indocement Tunggal Prakarsa Tbk PT	62,100	46,589
Indofood Sukses Makmur Tbk PT	407,500	168,816
Japfa Comfeed Indonesia Tbk PT	567,600	65,207
Link Net Tbk PT	34,800	10,395
Lippo Karawaci Tbk PT *	3,192,872	29,122
Medco Energi Internasional Tbk PT *	1,248,052	48,228
Media Nusantara Citra Tbk PT	629,000	43,576
Mitra Adiperkasa Tbk PT *	645,700	39,563
MNC Vision Networks Tbk PT *	1,301,600	12,053
Pabrik Kertas Tjiwi Kimia Tbk PT	84,800	41,477
Panin Financial Tbk PT *	1,598,900	19,148
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	29,211
PP Persero Tbk PT *	442,900	30,683
Ramayana Lestari Sentosa Tbk PT *	70,400	3,701

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Sawit Sumbermas Sarana Tbk PT	240,200	$17,811
Semen Indonesia Persero Tbk PT	243,400	112,697
Sri Rejeki Isman Tbk PT *§	996,900	3,800
Surya Semesta Internusa Tbk PT *	393,100	10,839
Timah Tbk PT *	116,300	14,737
Tunas Baru Lampung Tbk PT	317,700	18,249
United Tractors Tbk PT	182,800	325,190
Vale Indonesia Tbk PT	184,400	86,021
Waskita Karya Persero Tbk PT *	1,467,673	56,203
Wijaya Karya Persero Tbk PT *	459,200	31,812
XL Axiata Tbk PT	426,800	78,748

		3,924,606

Korea — 13.3%
AK Holdings, Inc.	449	8,131
AMOREPACIFIC Group	612	22,166
Aprogen Medicines, Inc. *	11,871	14,936
Aprogen pharmaceuticals, Inc. *	18,660	12,640
Asia Paper Manufacturing Co. Ltd.	567	20,396
BGF Co. Ltd.	4,970	21,815
Binggrae Co. Ltd.	417	18,578
BNK Financial Group, Inc.	20,319	133,443
Capro Corp. *	3,814	12,917
Chongkundang Holdings Corp.	196	11,595
CJ CheilJedang Corp.	860	262,176
CJ Corp.	1,381	96,165
CJ ENM Co. Ltd.	392	42,497
CJ Logistics Corp. *	395	42,203
Com2uSCorp	128	11,712
Dae Han Flour Mills Co. Ltd.	157	23,122
Daesang Corp.	2,426	46,636
Daewoo Engineering & Construction Co. Ltd. *	18,960	109,500
Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	5,100	104,352
Daihan Pharmaceutical Co. Ltd.	296	7,168
Daishin Securities Co. Ltd.	3,671	53,912
Daou Technology, Inc.	2,149	39,361
DB Insurance Co. Ltd.	5,076	292,737
DGB Financial Group, Inc.	20,001	154,127
DL E&C Co. Ltd.	1,923	210,220
DL Holdings Co. Ltd.	1,534	77,456
Dong-A ST Co. Ltd.	233	13,457
Dongkuk Steel Mill Co. Ltd.	6,894	95,272
Dongkuk Structures & Construction Co. Ltd.	3,960	19,374
Dongwha Pharm Co. Ltd.	736	8,289
Dongwon F&B Co. Ltd.	128	19,009
Dongwon Industries Co. Ltd.	143	29,731
Doosan Bobcat, Inc.	4,635	148,566
Doosan Co. Ltd.	633	54,315
DoubleUGames Co. Ltd.	222	9,451
DTR Automotive Corp.	17	990
E-MART, Inc.	1,350	157,048
Easy Holdings Co. Ltd.	5,023	17,737
Eugene Investment & Securities Co. Ltd.	8,694	24,029
Fila Holdings Corp.	2,627	68,165
Green Cross Holdings Corp.	609	12,009
GS Engineering & Construction Corp.	5,639	215,874
GS Holdings Corp.	4,562	165,234
GS Retail Co. Ltd.	2,919	68,276
Halla Holdings Corp.	1,090	36,647
Han Kuk Carbon Co. Ltd.	2,014	19,524

	SHARES	VALUE†
Hana Financial Group, Inc.	22,264	$892,728
Handok, Inc.	492	8,809
Handsome Co. Ltd.	1,312	38,644
Hanil Holdings Co. Ltd.	1,021	10,951
Hanjin Transportation Co. Ltd.	1,142	29,208
Hankook Tire & Technology Co. Ltd.	6,064	168,354
Hansol Paper Co. Ltd.	2,232	24,676
Hansol Technics Co. Ltd. *	1,664	9,445
Hanwha Aerospace Co. Ltd.	3,025	130,279
Hanwha Corp.	3,953	102,572
Hanwha General Insurance Co. Ltd. *	8,055	33,428
Hanwha Investment & Securities Co. Ltd.	13,449	56,479
Hanwha Life Insurance Co. Ltd. *	20,246	52,617
Hanwha Solutions Corp. *	9,139	271,067
HDC Hyundai Development Co.-Engineering & Construction	2,554	31,818
HMM Co. Ltd.	7,610	183,022
HS Industries Co. Ltd.	3,615	16,553
Huchems Fine Chemical Corp.	548	10,218
Hy-Lok Corp.	918	13,595
Hyosung Corp.	657	46,563
Hyosung Heavy Industries Corp. *	306	15,451
Hyosung TNC Co., Ltd.	64	24,553
Hyundai Construction Equipment Co. Ltd.	1,558	47,561
Hyundai Department Store Co. Ltd.	1,286	80,319
Hyundai Development Co.	2,781	16,291
Hyundai Doosan Infracore Co. Ltd. *	10,482	57,424
Hyundai Electric & Energy System Co. Ltd. *	1,980	35,041
Hyundai Engineering & Construction Co. Ltd.	4,831	190,920
Hyundai Futurenet Co. Ltd.	3,997	11,921
Hyundai Glovis Co. Ltd.	307	48,758
Hyundai Greenfood Co. Ltd.	5,396	40,023
Hyundai Heavy Industries Holdings Co. Ltd.	3,175	140,931
Hyundai Home Shopping Network Corp.	716	35,562
Hyundai Livart Furniture Co. Ltd.	1,625	21,384
Hyundai Marine & Fire Insurance Co. Ltd.	5,895	156,367
Hyundai Mipo Dockyard Co. Ltd. *	1,444	93,284
Hyundai Mobis Co. Ltd.	3,743	663,954
Hyundai Motor Co.	7,337	1,092,635
Hyundai Motor Securities Co. Ltd.	1,658	15,184
Hyundai Steel Co.	5,647	193,583
Hyundai Wia Corp.	941	49,921
Industrial Bank of Korea	21,945	196,447
Innocean Worldwide, Inc.	407	16,890
INTOPS Co. Ltd.	1,491	45,085
IS Dongseo Co. Ltd.	855	40,209
Jahwa Electronics Co. Ltd. *	1,250	25,319
JB Financial Group Co. Ltd.	11,834	82,503
KB Financial Group, Inc., ADR @	29,181	1,424,908
KC Co. Ltd.	887	16,539
KC Tech Co. Ltd.	463	8,328
KCC Corp.	293	82,675
KCC Glass Corp.	444	23,225
Kia Corp.	16,414	1,002,134
KISWIRE Ltd.	1,072	19,369
KIWOOM Securities Co. Ltd.	1,398	113,958
Kolmar Korea Holdings Co. Ltd.	830	14,244
Kolon Industries, Inc.	1,930	100,955
Korea Asset In Trust Co. Ltd.	5,452	18,442
Korea Electric Terminal Co. Ltd.	682	35,899
Korea Investment Holdings Co. Ltd.	3,650	236,096
Korea Line Corp. *	16,631	38,214
Korea Petrochemical Ind Co. Ltd.	384	53,067

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Korea Real Estate Investment & Trust Co. Ltd.	13,613	$26,450
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	181,167
Korea Zinc Co. Ltd.	479	231,191
Korean Air Lines Co. Ltd. *	1,975	49,210
Korean Reinsurance Co.	8,995	73,026
KT Skylife Co. Ltd.	3,507	25,723
KT&G Corp.	6,668	443,965
Kumho Petrochemical Co. Ltd.	514	65,732
Kumho Tire Co., Inc. *	7,034	24,490
Kwang Dong Pharmaceutical Co. Ltd.	5,019	31,140
Kyobo Securities Co. Ltd.	2,156	13,626
LF Corp.	1,623	23,701
LG Corp.	5,347	337,041
LG Display Co. Ltd.	12,166	207,275
LG Display Co. Ltd., ADR @*	28,889	238,623
LG Electronics, Inc.	10,656	1,059,402
LG HelloVision Co. Ltd.	4,225	18,754
LG Uplus Corp.	15,900	183,656
Lotte Chemical Corp.	1,056	182,527
Lotte Chilsung Beverage Co. Ltd.	274	41,143
Lotte Confectionery Co. Ltd.	72	6,980
Lotte Corp.	1,582	42,289
LOTTE Fine Chemical Co. Ltd.	1,517	99,127
Lotte Food Co. Ltd.	34	9,089
LOTTE Himart Co. Ltd.	1,461	30,014
Lotte Shopping Co. Ltd.	641	50,664
LS Corp.	1,543	67,217
LX Hausys Ltd.	666	35,332
LX Holdings Corp. *	2,593	20,602
LX International Corp.	3,459	98,315
Maeil Dairies Co. Ltd.	341	19,103
Mando Corp.	1,762	73,123
Meritz Financial Group, Inc.	748	25,087
Meritz Securities Co. Ltd.	31,284	168,803
Mirae Asset Securities Co. Ltd.	28,671	202,486
Muhak Co. Ltd.	2,076	17,385
Namyang Dairy Products Co. Ltd.	41	13,565
Nexen Corp.	2,630	9,591
Nexen Tire Corp.	5,151	27,284
NH Investment & Securities Co. Ltd.	10,116	95,147
NHN Corp. *	2,376	72,238
NICE Holdings Co. Ltd.	708	9,901
Nong Shim Holdings Co. Ltd.	185	11,066
NongShim Co. Ltd.	255	63,011
OCI Co. Ltd.	1,256	108,807
Orion Holdings Corp.	2,572	30,239
Ottogi Corp.	38	13,999
Pan Ocean Co. Ltd.	22,750	131,201
Poongsan Corp.	1,950	53,414
POSCO Holdings, Inc.	984	237,871
POSCO Holdings, Inc.	17,853	1,058,147
Posco International Corp.	4,654	82,555
Power Logics Co. Ltd. *	2,246	13,416
S-MAC Co. Ltd. *<>	1,981	5,532
S-Oil Corp.	1,444	115,205
Sajo Industries Co. Ltd.	327	13,449
Samjin Pharmaceutical Co. Ltd.	808	16,833

	SHARES	VALUE†
Samsung C&T Corp.	4,716	$443,566
Samsung Card Co. Ltd.	2,083	55,510
Samsung Electronics Co. Ltd.	11,336	650,951
Samsung Electronics Co. Ltd., GDR	1,105	1,567,995
Samsung Fire & Marine Insurance Co. Ltd.	3,009	543,683
Samsung Heavy Industries Co. Ltd. *	37,160	174,142
Samsung Life Insurance Co. Ltd.	4,444	241,623
Samsung SDS Co. Ltd.	1,603	183,174
Samsung Securities Co. Ltd.	4,339	149,997
Samyang Corp.	427	18,531
Samyang Holdings Corp.	409	29,054
Sangsangin Co. Ltd.	4,957	38,935
SeAH Steel Holdings Corp.	235	23,266
Sebang Co. Ltd.	1,306	12,715
Sebang Global Battery Co. Ltd.	697	39,334
Seohan Co. Ltd.	5,607	8,327
Seoul Semiconductor Co. Ltd.	1,842	21,428
Shinhan Financial Group Co. Ltd. @	23,813	815,345
Shinhan Financial Group Co. Ltd., ADR *	5,343	178,616
Shinsegae, Inc.	629	133,112
Shinyoung Securities Co. Ltd.	511	25,127
SK Chemicals Co., Ltd.	321	36,018
SK Discovery Co. Ltd.	1,247	42,697
SK Gas Ltd.	364	34,537
SK Hynix, Inc.	24,805	2,414,909
SK Innovation Co. Ltd. *	2,111	374,461
SK Networks Co. Ltd.	12,838	49,994
SK Securities Co. Ltd.	36,346	26,869
SK, Inc.	2,543	507,740
SL Corp.	1,820	37,164
SNT Motiv Co. Ltd.	1,086	41,440
Songwon Industrial Co. Ltd.	1,925	35,814
Soulbrain Holdings Co. Ltd.	523	12,967
Spigen Korea Co. Ltd.	361	13,626
Suheung Co. Ltd.	475	15,813
Sungwoo Hitech Co. Ltd.	3,959	16,283
Sunjin Co. Ltd.	941	9,084
Taekwang Industrial Co. Ltd.	36	30,949
Taeyoung Engineering & Construction Co. Ltd.	2,546	21,426
Theragen Etex Co. Ltd. *	2,386	10,551
Tongyang, Inc.	18,180	24,299
Toptec Co. Ltd. *	1,934	13,371
TY Holdings Co. Ltd. *	2,455	54,081
Unid Co. Ltd.	672	58,215
WiSoL Co. Ltd.	914	8,747
Wonik Holdings Co. Ltd. *	5,077	20,127
Woori Financial Group, Inc.	38,312	485,202
Young Poong Corp.	46	26,187
Youngone Corp.	2,083	81,804
Youngone Holdings Co. Ltd.	787	34,738
Yuanta Securities Korea Co. Ltd.	11,552	35,265

		28,324,295

Malaysia — 1.8%
Aeon Co. M Bhd	64,400	24,199
Alliance Bank Malaysia Bhd	118,600	106,055
AMMB Holdings Bhd *	194,787	171,867
Batu Kawan Bhd	16,500	103,205
Boustead Plantations Bhd	55,720	13,185
Bumi Armada Bhd *	264,700	25,811

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Cahya Mata Sarawak Bhd	68,100	$17,654
CIMB Group Holdings Bhd	503,353	638,057
DRB-Hicom Bhd	119,100	41,638
Ekovest Bhd *	165,800	17,153
Gamuda Bhd	148,628	122,303
Genting Bhd	144,900	161,278
Genting Malaysia Bhd	182,600	129,413
Genting Plantations Bhd	6,500	13,217
HAP Seng Consolidated Bhd	12,400	22,059
Hengyuan Refining Co. Bhd	9,900	9,347
Hibiscus Petroleum Bhd	140,200	38,345
Hong Leong Financial Group Bhd	27,121	126,422
IJM Corp. Bhd	250,560	99,515
IOI Properties Group Bhd	50,050	11,665
Lotte Chemical Titan Holding Bhd ±	36,723	19,476
Magnum Bhd	86,961	37,640
Mah Sing Group Bhd	205,885	33,296
Malayan Banking Bhd	279,064	593,337
Malaysia Airports Holdings Bhd *	31,300	51,736
Malaysia Building Society Bhd	205,001	29,253
Malaysian Resources Corp. Bhd	136,329	11,834
Matrix Concepts Holdings Bhd	42,800	24,124
Mega First Corp. Bhd	12,800	11,324
MISC Bhd	94,320	164,874
MKH Bhd	36,950	11,863
Oriental Holdings Bhd	25,760	37,310
OSK Holdings Bhd	74,455	16,999
PPB Group Bhd	37,500	152,506
RHB Bank Bhd	184,365	261,327
Sarawak Oil Palms Bhd	20,500	26,327
Sime Darby Bhd	293,600	167,582
Sime Darby Property Bhd	308,000	43,218
SP Setia Bhd Group	143,480	42,995
Sunway Bhd	96,197	40,037
Ta Ann Holdings Bhd	12,260	15,016
United Malacca Bhd	14,600	19,236
UOA Development Bhd	14,100	5,902
WCT Holdings Bhd *	115,937	15,992
YTL Corp. Bhd	464,943	65,240

		3,790,832

Mexico — 2.4%
ALEATICA SAB de CV *	17,691	17,655
Alfa SAB de CV, Class A	260,453	197,991
Alpek SAB de CV	27,384	37,655
Arca Continental SAB de CV	21,120	143,338
Banco del Bajio SA ±	52,670	143,922
Cemex SAB de CV *	605,139	323,410
Coca-Cola Femsa SAB de CV	24,353	134,107
Consorcio ARA SAB de CV	72,788	14,162
Corp. Actinver SAB de CV	15,700	9,472
El Puerto de Liverpool SAB de CV, Series C1	8,547	43,693
Fomento Economico Mexicano SAB de CV	39,467	327,681
GCC SAB de CV	9,847	70,909
Genomma Lab Internacional SAB de CV, Series B	44,530	48,784
Gentera SAB de CV *	67,054	56,738
Grupo Carso SAB de CV, Series A1	24,499	92,121
Grupo Comercial Chedraui SA de CV	28,843	73,942
Grupo Elektra SAB de CV	420	27,209
Grupo Financiero Banorte SAB de CV, Class O	107,375	808,795

	SHARES	VALUE†
Grupo Financiero Inbursa SAB de CV, Class O *	113,739	$237,885
Grupo Hotelero Santa Fe SAB de CV *	22,600	4,738
Grupo Mexico SAB de CV, Series B	158,955	949,015
Grupo Sanborns SAB de CV *	34,641	39,361
Grupo Televisa SAB	189,926	445,930
Industrias Bachoco SAB de CV, ADR	639	29,854
Industrias Bachoco SAB de CV, Series B	5,634	22,023
Industrias CH SAB de CV, Series B *	23,916	246,507
Industrias Penoles SAB de CV	8,090	102,091
La Comer SAB de CV	37,216	74,245
Megacable Holdings SAB de CV	16,872	50,896
Minera Frisco SAB de CV, Class A1 *	52,254	9,484
Nemak SAB de CV *±	122,975	33,201
Orbia Advance Corp. SAB de CV	64,269	169,995
Organizacion Soriana SAB de CV, Class B	57,868	65,171
Promotora y Operadora de Infraestructura SAB de CV	11,129	88,366
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	7,384
Unifin Financiera SAB de CV *	10,214	12,217

		5,159,947

Netherlands — 0.0%
Astarta Holding NV	1,115	6,953

Philippines — 0.8%
Alliance Global Group, Inc.	253,300	61,287
Ayala Corp.	9,410	149,847
Bank of the Philippine Islands	67,429	129,789
BDO Unibank, Inc.	94,817	243,158
Belle Corp. *	176,000	4,558
CEMEX Holdings Philippines, Inc. *±	324,537	5,331
China Banking Corp.	74,676	38,965
Cosco Capital, Inc.	257,000	24,535
DMCI Holdings, Inc.	385,900	67,343
East West Banking Corp. *	27,450	4,472
Filinvest Land, Inc.	1,435,000	29,951
First Philippine Holdings Corp.	26,510	35,965
GT Capital Holdings, Inc.	3,472	37,038
JG Summit Holdings, Inc.	152,183	180,285
LT Group, Inc.	132,300	22,755
Megaworld Corp.	1,004,700	58,443
Metropolitan Bank & Trust Co.	120,747	133,010
Puregold Price Club, Inc.	33,600	23,214
Rizal Commercial Banking Corp.	47,790	18,933
Robinsons Land Corp.	247,455	98,035
Robinsons Retail Holdings, Inc.	43,490	46,688
San Miguel Corp.	41,650	88,540
Security Bank Corp.	23,180	48,828
Top Frontier Investment Holdings, Inc. *	4,630	10,603
Union Bank of the Philippines	30,425	57,505
Vista Land & Lifescapes, Inc.	491,200	24,776

		1,643,854

Poland — 0.9%
AB SA	845	9,713
Alior Bank SA *	6,050	66,018
Amica SA	306	7,428
Asseco Poland SA	3,975	76,298
Bank Handlowy w Warszawie SA	2,875	43,791
Bank Millennium SA *	56,324	88,807
Bank Polska Kasa Opieki SA	382	10,264
Ciech SA	1,973	20,285
Cyfrowy Polsat SA	10,765	71,122
Develia SA	16,364	12,891
Echo Investment SA	1,732	1,455

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Poland (Continued)
Enea SA *	15,105	$33,037
Famur SA *	51,375	35,520
Grupa Azoty SA *	5,354	54,512
Grupa Lotos SA *	8,588	120,386
Jastrzebska Spolka Weglowa SA *	2,892	53,549
Kernel Holding SA	6,315	49,222
KGHM Polska Miedz SA	6,752	277,842
mBank SA *	1,049	88,179
PGE Polska Grupa Energetyczna SA *	69,342	150,509
Polski Koncern Naftowy Orlen SA	28,356	513,030
Santander Bank Polska SA	311	22,575
Tauron Polska Energia SA *	36,917	25,322

		1,831,755

Russia — 0.0%
Gazprom PJSC, ADR <>	162,760	—
Lukoil PJSC, ADR <>	15,271	—
RusHydro PJSC, ADR <>	61,905	—
VTB Bank PJSC, GDR *<>	92,145	—

		—

Singapore — 0.0%
China XLX Fertiliser Ltd.	24,000	23,316

South Africa — 4.6%
Absa Group Ltd.	40,917	533,258
Adcock Ingram Holdings Ltd.	3,460	12,396
Aeci Ltd.	11,902	94,874
African Rainbow Minerals Ltd. @	9,314	182,392
AngloGold Ashanti Ltd., ADR	16,757	396,973
Aspen Pharmacare Holdings Ltd.	21,622	293,911
Astral Foods Ltd.	5,245	54,498
Barloworld Ltd.	20,449	163,032
DataTec Ltd.	21,291	59,258
Discovery Ltd. *	16,270	202,834
Exxaro Resources Ltd.	14,928	226,313
Gold Fields Ltd., ADR @	49,257	761,513
Grindrod Ltd.	33,342	15,447
Grindrod Shipping Holdings Ltd. @	905	22,630
Harmony Gold Mining Co. Ltd., ADR @	25,436	127,943
Impala Platinum Holdings Ltd.	50,118	771,809
Investec Ltd.	21,334	142,363
KAP Industrial Holdings Ltd.	75,439	25,194
Lewis Group Ltd.	3,337	10,733
Life Healthcare Group Holdings Ltd.	51,539	82,180
Long4Life Ltd.	66,407	27,267
Metair Investments Ltd.	23,331	47,899
Momentum Metropolitan Holdings @	100,980	119,621
Motus Holdings Ltd.	16,843	123,644
Mpact Ltd.	15,365	34,699
MTN Group Ltd.	115,772	1,505,333
Murray & Roberts Holdings Ltd. *	24,454	21,103
Naspers Ltd.	702	79,946
Nedbank Group Ltd.	26,249	418,673
Netcare Ltd.	23,365	25,743
Oceana Group Ltd.	7,336	28,616
Old Mutual Ltd.	280,462	264,292
Omnia Holdings Ltd.	16,030	82,495
Pepkor Holdings Ltd. ±	70,785	112,384
PPC Ltd. *	147,503	42,901
Raubex Group Ltd.	16,897	45,618

	SHARES	VALUE†
Reunert Ltd.	14,953	$46,028
RFG Holdings Ltd.	12,062	9,080
Royal Bafokeng Platinum Ltd. @	7,872	87,003
Sappi Ltd. *	46,866	182,493
Sasol Ltd. *	25,120	610,272
Sasol Ltd., ADR *	4,634	112,050
Sibanye Stillwater Ltd.	668	10,842
Sibanye Stillwater Ltd.	92,672	379,250
Standard Bank Group Ltd.	66,138	824,388
Super Group Ltd.	41,508	83,513
Telkom SA SOC Ltd. @*	28,405	86,464
Tiger Brands Ltd.	4,622	51,210
Wilson Bayly Holmes-Ovcon Ltd.	5,488	30,398

		9,672,776

Taiwan — 19.1%
Acer, Inc.	187,884	196,399
Advanced International Multitech Co. Ltd.	8,000	21,974
Alpha Networks, Inc.	24,973	27,281
Altek Corp.	13,000	19,442
Ambassador Hotel (The) *	20,000	23,315
AmTRAN Technology Co. Ltd.	70,763	41,369
Apex International Co. Ltd.	15,000	55,494
Arcadyan Technology Corp.	7,000	29,684
Ardentec Corp.	39,092	68,356
ASE Technology Holding Co. Ltd.	208,000	751,374
Asia Cement Corp.	203,269	344,794
Asia Pacific Telecom Co. Ltd. *	125,842	29,427
Asia Polymer Corp.	31,602	41,582
Asia Vital Components Co. Ltd.	27,000	109,785
Asustek Computer, Inc.	56,000	730,014
AU Optronics Corp.	628,000	435,084
Avermedia Technologies	11,200	10,867
Bank of Kaohsiung Co. Ltd.	45,000	23,245
Basso Industry Corp.	9,000	13,429
Bioteque Corp.	3,000	11,361
Brighton-Best International Taiwan, Inc.	17,000	22,784
Capital Securities Corp.	184,437	105,893
Career Technology MFG. Co. Ltd. *	20,400	16,554
Catcher Technology Co. Ltd.	54,000	272,342
Cathay Financial Holding Co. Ltd.	665,166	1,497,416
Cathay Real Estate Development Co. Ltd.	70,000	46,176
Chang Hwa Commercial Bank Ltd.	296,496	198,171
Channel Well Technology Co. Ltd.	16,000	21,109
Cheng Loong Corp.	82,000	100,169
Cheng Shin Rubber Industry Co. Ltd.	121,000	149,711
Cheng Uei Precision Industry Co. Ltd.	44,543	58,843
Chia Hsin Cement Corp.	22,000	16,086
Chin-Poon Industrial Co. Ltd.	36,000	41,778
China Airlines Ltd. *	278,111	258,683
China Bills Finance Corp.	89,000	54,981
China Chemical & Pharmaceutical Co. Ltd.	19,000	14,722
China Development Financial Holding Corp.	896,559	600,804
China General Plastics Corp.	28,665	35,016
China Man-Made Fiber Corp.	115,018	37,294
China Metal Products	31,000	37,112
China Motor Corp.	22,478	47,543
China Petrochemical Development Corp. *	389,871	165,329
China Steel Corp.	866,800	1,178,363
Chipbond Technology Corp.	42,000	101,293

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
ChipMOS Technologies, Inc.	28,897	$51,840
Chun Yuan Steel Industry Co. Ltd.	30,000	25,444
Chung Hung Steel Corp.	60,000	96,644
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	53,456
Chunghwa Precision Test Tech Co. Ltd.	2,000	42,092
Clevo Co.	43,000	48,326
CMC Magnetics Corp.	93,595	33,647
Compal Electronics, Inc.	440,000	411,567
Compeq Manufacturing Co. Ltd.	109,000	183,750
Concord Securities Co. Ltd.	37,000	19,435
Continental Holdings Corp.	42,000	38,700
Coretronic Corp.	40,800	100,108
CTBC Financial Holding Co. Ltd.	1,541,280	1,581,545
CyberTAN Technology, Inc.	37,000	35,578
D-Link Corp.	50,640	29,781
DA CIN Construction Co. Ltd.	9,000	11,010
Darfon Electronics Corp.	17,000	29,489
Darwin Precisions Corp. *	55,000	23,227
Depo Auto Parts Ind Co. Ltd.	12,000	25,046
Dyaco International, Inc.	7,000	12,045
Dynapack International Technology Corp.	7,000	27,241
E Ink Holdings, Inc.	3,000	19,371
E.Sun Financial Holding Co. Ltd.	663,773	765,674
Elite Advanced Laser Corp.	8,000	13,779
Elitegroup Computer Systems Co. Ltd.	35,877	25,106
Ennoconn Corp.	3,116	21,969
ENNOSTAR, Inc. *	25,414	63,421
Entie Commercial Bank Co. Ltd.	68,000	38,804
Eternal Materials Co., Ltd.	34,000	43,136
Eva Airways Corp. *	265,478	298,821
Everest Textile Co. Ltd. *	56,568	16,920
Evergreen International Storage & Transport Corp.	54,000	69,546
Evergreen Marine Corp. Taiwan Ltd.	86,459	407,377
Everlight Chemical Industrial Corp.	56,000	50,818
Everlight Electronics Co. Ltd.	40,000	68,129
Excelsior Medical Co. Ltd.	11,000	25,416
Far Eastern Department Stores Ltd.	108,220	80,075
Far Eastern International Bank	250,659	106,732
Far Eastern New Century Corp.	266,338	282,592
Farglory Land Development Co. Ltd.	26,721	63,791
Federal Corp.	33,000	31,271
Feng Hsin Iron & Steel Co.	14,000	47,153
First Financial Holding Co. Ltd.	579,774	575,697
First Steamship Co. Ltd. *	39,240	15,818
FLEXium Interconnect, Inc.	24,000	85,022
Formosa Advanced Technologies Co. Ltd.	20,000	28,620
Formosa Chemicals & Fibre Corp.	176,000	485,280
Formosa Petrochemical Corp.	41,000	134,942
Formosa Plastics Corp.	164,000	609,602
Formosa Taffeta Co. Ltd.	28,000	27,559
Formosan Rubber Group, Inc.	20,080	15,769
Formosan Union Chemical	48,179	46,579
Foxconn Technology Co. Ltd.	58,127	127,406
FSP Technology, Inc.	8,000	12,244
Fubon Financial Holding Co. Ltd.	634,173	1,693,253
Fulltech Fiber Glass Corp. *	31,310	16,665
G Shank Enterprise Co. Ltd.	10,000	19,894
Gemtek Technology Corp.	47,000	54,133
General Interface Solution Holding Ltd.	24,000	80,331
Getac Holdings Corp.	21,000	36,464
Giantplus Technology Co. Ltd. *	37,000	16,078

	SHARES	VALUE†
Gloria Material Technology Corp.	50,392	$44,497
Gold Circuit Electronics Ltd.	35,000	103,834
Goldsun Building Materials Co. Ltd.	82,973	86,154
Grand Pacific Petrochemical	102,000	97,189
Great Wall Enterprise Co. Ltd.	57,839	109,212
Greatek Electronics, Inc.	16,000	41,436
Hannstar Board Corp.	38,929	57,473
HannsTouch Solution, Inc.	32,279	15,435
Hey Song Corp.	18,750	23,232
Highwealth Construction Corp.	9,900	15,687
Hiroca Holdings Ltd.	8,000	15,385
Ho Tung Chemical Corp.	108,688	39,642
Holy Stone Enterprise Co., Ltd.	10,000	41,883
Hon Hai Precision Industry Co. Ltd.	703,068	2,601,093
Hong Pu Real Estate Development Co. Ltd.	20,000	15,357
Hsin Kuang Steel Co., Ltd.	7,000	16,565
HTC Corp. *	9,000	18,596
Hu Lane Associate, Inc.	1,000	4,310
Hua Nan Financial Holdings Co. Ltd.	475,181	403,841
Hung Ching Development & Construction Co. Ltd.	20,000	20,941
Hung Sheng Construction Ltd.	50,688	44,051
IBF Financial Holdings Co. Ltd.	275,839	161,259
IEI Integration Corp.	8,000	13,012
Innolux Corp.	607,757	356,362
International CSRC Investment Holdings Co.	58,604	57,271
Inventec Corp.	214,282	184,729
ITEQ Corp.	5,000	20,941
Kenda Rubber Industrial Co. Ltd.	22,000	24,648
Kindom Development Co. Ltd.	46,200	58,211
King Slide Works Co. Ltd.	2,000	30,505
King Yuan Electronics Co. Ltd.	127,100	190,086
King’s Town Bank Co. Ltd.	90,000	126,590
Kinpo Electronics	138,000	81,640
Kinsus Interconnect Technology Corp.	28,000	190,077
Kuoyang Construction Co., Ltd.	14,000	11,312
L&K Engineering Co. Ltd.	16,000	17,814
Largan Precision Co. Ltd.	7,000	460,534
Lealea Enterprise Co. Ltd. *	27,000	10,507
Lelon Electronics Corp.	10,000	22,721
Lien Hwa Industrial Holdings Corp.	34,479	77,258
Lingsen Precision Industries Ltd. *	41,000	34,988
Lite-On Technology Corp.	213,874	508,344
Longchen Paper & Packaging Co. Ltd.	89,648	66,959
Longwell Co.	12,000	21,946
Lung Yen Life Service Corp.	7,000	10,823
Macronix International Co. Ltd.	119,171	166,789
MediaTek, Inc.	2,000	63,173
Mega Financial Holding Co. Ltd.	544,850	815,806
Mercuries & Associates Holding Ltd.	42,344	31,405
Mercuries Life Insurance Co. Ltd. *	169,799	49,781
Merry Electronics Co. Ltd.	9,192	27,430
Micro-Star International Co., Ltd.	31,000	140,656
Mirle Automation Corp.	6,000	8,565
Mitac Holdings Corp.	27,637	28,504
MOSA Industrial Corp.	8,000	9,982
MPI Corp.	6,000	21,360
Namchow Holdings Co. Ltd.	7,000	11,898
Nan Ya Plastics Corp.	297,000	966,106
Nanya Technology Corp.	117,000	282,582
O-Bank Co. Ltd.	91,943	32,892
Orient Semiconductor Electronics Ltd. *	42,485	33,289
Oriental Union Chemical Corp. *	16,000	12,732
Pan Jit International, Inc.	8,600	30,616

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Pan-International Industrial Corp.	34,380	$48,177
Pegatron Corp.	187,249	473,163
PharmaEngine, Inc.	9,000	28,145
Phison Electronics Corp.	6,000	99,576
Pixart Imaging, Inc.	8,000	39,230
POU Chen Corp.	169,133	186,243
Powertech Technology, Inc.	49,000	162,470
President Securities Corp.	86,636	69,547
Primax Electronics Ltd.	13,000	23,639
Prince Housing & Development Corp.	77,970	35,785
Prosperity Dielectrics Co. Ltd.	11,000	21,308
Qisda Corp.	168,400	195,428
Quanta Computer, Inc.	139,000	428,379
Quanta Storage, Inc.	13,000	19,964
Radiant Opto-Electronics Corp.	27,000	97,534
Radium Life Tech Co. Ltd.	101,477	37,011
Rechi Precision Co. Ltd.	16,000	10,052
Rexon Industrial Corp. Ltd.	13,000	20,509
Rich Development Co. Ltd.	19,978	6,478
Ritek Corp. *	47,211	15,094
Ruentex Development Co. Ltd.	62,192	172,131
Ruentex Industries Ltd.	43,420	175,793
Sampo Corp.	31,600	35,624
San Fang Chemical Industry Co. Ltd.	13,000	9,165
Sanyang Motor Co. Ltd.	41,573	41,788
Sesoda Corp.	27,193	52,770
Shanghai Commercial & Savings Bank Ltd. (The)	63,000	110,382
Shihlin Electric & Engineering Corp.	26,000	47,279
Shin Kong Financial Holding Co. Ltd.	715,108	269,555
Shin Zu Shing Co. Ltd.	16,660	48,320
Shinkong Insurance Co. Ltd.	22,000	42,155
Shinkong Synthetic Fibers Corp.	108,151	79,080
Sigurd Microelectronics Corp.	42,694	88,811
Simplo Technology Co., Ltd.	9,000	97,534
Sincere Navigation Corp.	27,810	27,081
Sinon Corp.	56,000	65,965
SinoPac Financial Holdings Co. Ltd.	740,094	475,289
Sirtec International Co. Ltd.	12,000	10,931
Solar Applied Materials Technology Co.	13,000	23,186
St Shine Optical Co. Ltd.	5,000	50,172
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	18,030
Supreme Electronics Co. Ltd.	43,121	78,261
Swancor Holding Co. Ltd.	4,000	14,868
Syncmold Enterprise Corp.	5,000	12,565
Synmosa Biopharma Corp.	13,450	11,783
Synnex Technology International Corp.	119,300	313,536
TA Chen Stainless Pipe Co., Ltd.	87,000	148,788
Ta Ya Electric Wire & Cable	51,322	51,498
TA-I Technology Co. Ltd.	6,000	12,523
TAI-TECH Advanced Electronics Co. Ltd.	3,000	12,565
Taichung Commercial Bank Co. Ltd.	362,062	191,447
TaiDoc Technology Corp.	7,000	50,085
Taiflex Scientific Co. Ltd.	25,740	40,517
Tainan Spinning Co. Ltd.	115,427	94,271
Taishin Financial Holding Co. Ltd.	822,019	588,150
Taiwan Business Bank	356,124	159,719
Taiwan Cement Corp.	406,360	707,724

	SHARES	VALUE†
Taiwan Cogeneration Corp.	28,000	$37,625
Taiwan Cooperative Financial Holding Co. Ltd.	513,307	529,404
Taiwan Fertilizer Co. Ltd.	48,000	122,800
Taiwan FU Hsing Industrial Co. Ltd.	21,000	32,030
Taiwan Glass Industry Corp.	109,321	96,152
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	85,053
Taiwan Navigation Co. Ltd.	18,000	22,742
Taiwan Paiho Ltd.	12,000	30,114
Taiwan PCB Techvest Co. Ltd.	28,000	49,645
Taiwan Sakura Corp.	6,000	13,884
Taiwan Shin Kong Security Co. Ltd.	10,100	14,065
Taiwan Styrene Monomer	23,000	13,486
Taiwan Surface Mounting Technology Corp.	21,518	88,621
Taiwan Union Technology Corp.	19,000	55,372
Tatung Co. Ltd. *	115,000	143,492
Teco Electric & Machinery Co. Ltd.	132,000	148,118
Test Research, Inc.	11,000	26,068
Thinking Electronic Industrial Co. Ltd.	4,000	20,802
Thye Ming Industrial Co. Ltd.	8,000	12,900
Ton Yi Industrial Corp.	82,000	51,659
Tong Hsing Electronic Industries Ltd.	3,000	30,365
Tong Yang Industry Co. Ltd.	41,921	47,040
Topco Scientific Co. Ltd.	4,000	23,733
Topkey Corp.	3,000	13,926
TPK Holding Co. Ltd.	34,000	44,085
Tripod Technology Corp.	25,000	116,922
TSRC Corp.	26,000	31,670
Tung Ho Steel Enterprise Corp.	58,290	143,225
TXC Corp.	16,000	57,240
TYC Brother Industrial Co. Ltd.	21,000	13,669
U-Ming Marine Transport Corp.	27,000	55,693
Union Bank of Taiwan *	185,029	111,076
Unitech Printed Circuit Board Corp. *	67,320	41,823
United Microelectronics Corp.	600,513	1,131,798
Universal Cement Corp.	46,836	34,900
Unizyx Holding Corp.	35,000	37,014
UPC Technology Corp.	80,916	51,823
USI Corp.	77,130	81,029
Wah Lee Industrial Corp.	21,420	81,863
Walsin Lihwa Corp.	146,000	149,814
Walsin Technology Corp. *	21,000	104,078
Walton Advanced Engineering, Inc. *	34,000	19,817
Wei Chuan Foods Corp.	14,000	10,481
Weikeng Industrial Co. Ltd.	32,945	37,198
Winbond Electronics Corp.	331,893	361,414
Wisdom Marine Lines Co. Ltd.	27,019	81,477
Wistron Corp.	303,431	315,065
Wistron NeWeb Corp.	5,000	12,495
WPG Holdings Ltd.	168,400	329,142
WT Microelectronics Co. Ltd.	31,265	86,533
Yageo Corp.	3,879	58,757
Yang Ming Marine Transport Corp. *	118,000	512,748
YC INOX Co. Ltd.	27,763	34,012
Yem Chio Co. Ltd.	22,666	12,222
Yeong Guan Energy Technology Group Co. Ltd.	7,000	15,392
YFY, Inc.	114,385	136,536
Yieh Phui Enterprise Co. Ltd. *	52,525	45,373
Youngtek Electronics Corp.	12,000	33,925

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Yuanta Financial Holding Co. Ltd.	744,007	$685,541
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	25,365
Yulon Motor Co. Ltd.	62,371	88,599
YungShin Global Holding Corp.	7,000	10,322
Zeng Hsing Industrial Co. Ltd.	2,000	9,738
Zenitron Corp.	18,000	24,784
Zhen Ding Technology Holding Ltd.	62,000	232,623
Zig Sheng Industrial Co. Ltd.	28,000	16,711
Zinwell Corp. *	24,000	15,455

		40,507,208

Thailand — 2.2%
Ananda Development PCL *	180,700	7,337
AP Thailand PCL	242,500	80,225
Bangchak Corp. PCL	112,900	101,016
Bangkok Bank PCL	42,600	175,525
Bangkok Bank PCL, NVDR	13,300	54,800
Bangkok Insurance PCL	2,100	16,863
Bangkok Land PCL	1,039,700	31,895
Bangkok Life Assurance PCL, NVDR	35,300	45,916
Banpu PCL	429,750	142,173
Berli Jucker PCL	64,800	70,159
Cal-Comp Electronics Thailand PCL	286,595	23,617
Charoen Pokphand Foods PCL	322,300	233,607
Indorama Ventures PCL	93,600	130,899
IRPC PCL	633,100	67,784
Italian-Thai Development PCL *	563,700	35,263
Kasikornbank PCL, NVDR	65,600	318,629
Khon Kaen Sugar Industry PCL	135,600	15,252
Kiatnakin Phatra Bank PCL	21,900	45,447
Krung Thai Bank PCL	204,575	84,906
Lanna Resources PCL	2,500	1,406
LH Financial Group PCL	302,400	12,733
LPN Development PCL	151,700	21,261
MBK PCL *	54,496	20,487
Power Solution Technologies PCL *	224,400	14,173
Property Perfect PCL	952,490	14,323
Pruksa Holding PCL	88,800	36,588
PTT Exploration & Production PCL	107,800	466,863
PTT Global Chemical PCL	116,228	177,401
PTT PCL	883,900	1,023,463
Quality Houses PCL	338,800	23,436
Sansiri PCL	1,106,700	40,607
SC Asset Corp. PCL	188,600	21,554
Siam Cement PCL (The)	30,900	355,931
Siam Commercial Bank PCL (The)	48,100	163,468
Somboon Advance Technology PCL	20,300	12,699
SPCG PCL	37,500	19,511
Sri Trang Agro-Industry PCL	46,400	36,632
Supalai PCL	139,400	90,977
Super Energy Corp. PCL	759,200	20,321
Thai Oil PCL	72,700	113,150
Thai Stanley Electric PCL, NVDR	3,100	16,409
Thai Union Group PCL	120,600	68,552
Thanachart Capital PCL	33,100	42,806
Thitikorn PCL	10,500	3,410
TMBThanachart Bank PCL	1,521,854	60,416
TPI Polene PCL	676,600	33,169
TPI Polene Power PCL	84,700	9,935
True Corp. PCL	993,600	152,402
Unique Engineering & Construction PCL *	54,500	8,851

		4,764,247

	SHARES	VALUE†
Turkey — 0.5%
Akbank TAS	203,200	$100,549
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	30,389
Enka Insaat ve Sanayi AS	61,872	67,811
Eregli Demir ve Celik Fabrikalari TAS	47,339	104,669
KOC Holding AS	57,667	155,883
Koza Anadolu Metal Madencilik Isletmeleri AS *	15,673	27,625
TAV Havalimanlari Holding AS *	7,294	20,244
Tekfen Holding AS *	12,307	17,867
Turk Hava Yollari AO *	51,209	112,597
Turkiye Garanti Bankasi AS	220,886	183,673
Turkiye Halk Bankasi AS *	35,220	11,355
Turkiye Sise ve Cam Fabrikalari AS	75,893	78,677
Turkiye Vakiflar Bankasi TAO, Class D *	80,351	19,606
Ulker Biskuvi Sanayi AS	9,180	9,592
Vestel Elektronik Sanayi ve Ticaret AS	6,125	10,771
Yapi ve Kredi Bankasi AS	194,984	54,222

		1,005,530

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	170,223	485,683
Agthia Group PJSC	24,134	29,962
Air Arabia PJSC	103,423	45,333
Ajman Bank PJSC *	85,055	18,525
Aldar Properties PJSC	229,175	307,601
Amanat Holdings PJSC *	31,824	10,137
Deyaar Development PJSC *	172,665	21,718
Dubai Investments PJSC	191,176	126,477
Dubai Islamic Bank PJSC	7,056	11,853
Emaar Development PJSC *	84,901	102,861
Emaar Properties PJSC	281,525	459,877
Emirates NBD Bank PJSC	78,295	319,741
Manazel PJSC *	139,614	17,903
RAK Properties PJSC *	114,134	23,771
SHUAA Capital PSC	62,939	10,572

		1,992,014

TOTAL COMMON STOCKS (Identified Cost $181,106,912)		208,058,500

PREFERRED STOCKS — 1.5%
Brazil — 1.4%
Banco ABC Brasil SA, 6.250%	11,102	40,178
Banco Bradesco SA, 4.140%	41,368	193,066
Banco do Estado do Rio Grande do Sul SA, PF B, 7.380%	14,808	33,839
Marcopolo SA, 3.190%	2,983	1,673
Petroleo Brasileiro SA, 6.120%	382,139	2,684,817
Usinas Siderurgicas de Minas Gerais SA, Class A, 5.880%	29,592	86,830

		3,040,403

Colombia — 0.1%
Grupo Argos SA, 5.640%	12,517	31,185
Grupo de Inversiones Suramericana SA, 5.070%	8,046	47,555

		78,740

Philippines — 0.0%
Cebu Air, Inc., 6.000%	12,909	11,900

Taiwan — 0.0%
China Development Financial Holding Corp., 1.120% *	42,970	13,782

TOTAL PREFERRED STOCKS (Identified Cost $2,061,223)		3,144,825

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Thailand — 0.0%
MBK PCL	2,180	$622

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		622

SHORT-TERM INVESTMENTS — 2.3%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.250%	316,395	316,395

Collateral For Securities On Loan — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.250%	4,593,663	4,593,663

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,910,058)		4,910,058

Total Investments — 101.9% (Identified Cost $188,078,193)		216,114,005
Liabilities, Less Cash and Other Assets — (1.9%)		(4,010,707)

Net Assets — 100.0%		$212,103,298

†	See Note 1

@	A portion or all of the security was held on loan. As of March 31, 2022, the fair value of the securities on loan was $6,540,402.

*	Non-income producing security

±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2022 amounted to $3,029,562 or 1.43% of the net assets of the Fund.

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2022

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.9%
Oil, Gas & Consumable Fuels	10.3%
Metals & Mining	8.7%
Insurance	5.3%
Real Estate Management & Development	4.8%
Electronic Equipment, Instruments & Components	4.4%
Chemicals	4.1%
Semiconductors & Semiconductor Equipment	3.5%
Computers & Peripherals	3.2%
Automobiles	3.0%

Country weightings as of March 31, 2022

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	29.3%
Taiwan	19.2%
India	15.0%
Korea	13.4%
Brazil	5.6%
South Africa	4.6%
Mexico	2.4%
Thailand	2.3%
Indonesia	1.9%
Other	6.3%

100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	9,876	$214,013
Agree Realty Corp. @	8,343	553,641
Alexander’s, Inc.	303	77,638
Alexandria Real Estate Equities, Inc.	17,195	3,460,494
American Assets Trust, Inc.	6,032	228,552
American Campus Communities, Inc.	15,814	885,110
American Homes 4 Rent., Class A	35,207	1,409,336
American Tower Corp.	52,159	13,103,384
Americold Realty Trust	19,321	538,669
Apartment Income REIT Corp.	17,955	959,874
Apartment Investment and Management Co., Class A *	17,051	124,813
Apple Hospitality REIT, Inc.	25,660	461,110
AvalonBay Communities, Inc.	15,865	3,940,390
Bluerock Residential Growth REIT, Inc.	3,300	87,681
Boston Properties, Inc. @	16,973	2,186,122
Braemar Hotels & Resorts, Inc.	5,308	32,803
Brandywine Realty Trust	21,014	297,138
Brixmor Property Group, Inc.	34,588	892,716
BRT Apartments Corp.	400	9,588
Camden Property Trust	11,794	1,960,163
CareTrust REIT, Inc.	10,972	211,760
Centerspace	1,825	179,069
Chatham Lodging Trust *	5,496	75,790
City Office REIT, Inc.	5,176	91,408
Clipper Realty, Inc.	1,167	10,585
Community Healthcare Trust, Inc.	2,728	115,149
Corporate Office Properties Trust	13,288	379,240
Cousins Properties, Inc.	17,110	689,362
Crown Castle International Corp.	49,434	9,125,516
CTO Realty Growth, Inc. @	764	50,668
CubeSmart	24,364	1,267,659
DiamondRock Hospitality Co. *	25,390	256,439
Digital Realty Trust, Inc.	32,453	4,601,835
Diversified Healthcare Trust	29,638	94,842
Douglas Emmett, Inc.	20,310	678,760
Duke Realty Corp.	43,072	2,500,760
Easterly Government Properties, Inc.	9,677	204,572
EastGroup Properties, Inc.	4,697	954,806
Empire State Realty Trust, Inc., Class A	15,965	156,776
EPR Properties	9,127	499,338
Equinix, Inc.	10,373	7,692,824
Equity Commonwealth *	9,195	259,391
Equity LifeStyle Properties, Inc.	19,792	1,513,692
Equity Residential	40,459	3,638,073
Esc War Ind §	9,141	0
Essential Properties Realty Trust, Inc.	14,526	367,508
Essex Property Trust, Inc.	7,457	2,576,244
Extra Space Storage, Inc.	15,190	3,123,064
Federal Realty Investment Trust	8,228	1,004,392
First Industrial Realty Trust, Inc.	14,902	922,583
Four Corners Property Trust, Inc.	9,280	250,931
Franklin Street Properties Corp.	11,612	68,511
Gaming and Leisure Properties, Inc.	26,319	1,235,151
Getty Realty Corp.	3,812	109,099
Gladstone Commercial Corp.	3,518	77,466
Global Medical REIT, Inc.	5,127	83,673
Global Net Lease, Inc.	12,591	198,056
Global Self Storage, Inc.	2,195	12,292
Healthcare Realty Trust, Inc.	17,008	467,380
Healthcare Trust of America, Inc., Class A	25,449	797,572
Healthpeak Properties, Inc.	60,536	2,078,201
Hersha Hospitality Trust *	5,542	50,321

	SHARES	VALUE†
Highwoods Properties, Inc.	11,797	$539,595
Host Hotels & Resorts, Inc.	81,545	1,584,419
Hudson Pacific Properties, Inc.	18,139	503,357
Independence Realty Trust, Inc.	24,897	658,277
Industrial Logistics Properties Trust	8,397	190,360
Invitation Homes, Inc.	68,562	2,754,821
Iron Mountain, Inc.	32,627	1,807,862
JBG SMITH Properties	13,006	380,035
Kilroy Realty Corp.	12,202	932,477
Kimco Realty Corp.	67,962	1,678,661
Kite Realty Group Trust	25,026	569,842
Lamar Advertising Co., Class A	9,886	1,148,555
Life Storage, Inc.	9,348	1,312,740
LTC Properties, Inc.	3,972	152,803
LXP Industrial Trust	33,281	522,512
Macerich Co. (The)	25,504	398,883
Medical Properties Trust, Inc.	67,245	1,421,559
MGM Growth Properties LLC, Class A	17,917	693,388
Mid-America Apartment Communities, Inc.	13,007	2,724,316
National Health Investors, Inc.	5,063	298,768
National Retail Properties, Inc.	20,037	900,463
National Storage Affiliates Trust	8,976	563,334
Necessity Retail REIT, Inc.	10,986	86,899
NexPoint Residential Trust, Inc.	2,800	252,868
Office Properties Income Trust	4,745	122,089
Omega Healthcare Investors, Inc.	27,652	861,636
One Liberty Properties, Inc.	1,802	55,484
Orion Office REIT, Inc.	6,753	94,542
Outfront Media, Inc.	16,965	482,315
Paramount Group, Inc.	20,948	228,543
Park Hotels & Resorts, Inc.	27,698	540,942
Pebblebrook Hotel Trust	15,554	380,762
Physicians Realty Trust	25,667	450,199
Piedmont Office Realty Trust, Inc., Class A	13,793	237,515
Plymouth Industrial REIT, Inc.	2,437	66,043
Preferred Apartment Communities, Inc.	3,100	77,314
Prologis, Inc.	84,979	13,722,409
PS Business Parks, Inc.	2,468	414,821
Public Storage	18,134	7,077,338
Realty Income Corp.	65,612	4,546,912
Regency Centers Corp.	17,614	1,256,583
Retail Opportunity Investments Corp.	13,420	260,214
Rexford Industrial Realty, Inc.	17,062	1,272,655
RLJ Lodging Trust	19,094	268,844
RPT Realty	8,058	110,959
Ryman Hospitality Properties, Inc. *	6,010	557,548
Sabra Health Care REIT, Inc.	28,032	417,396
Saul Centers, Inc.	1,636	86,217
SBA Communications Corp.	12,232	4,209,031
Seritage Growth Properties, Class A @*	3,790	47,981
Service Properties Trust	20,700	182,781
Simon Property Group, Inc.	37,407	4,921,265
SITE Centers Corp.	20,691	345,747
SL Green Realty Corp. @	7,648	620,865
Sotherly Hotels, Inc. *	3,111	6,409
Spirit Realty Capital, Inc.	14,821	682,062
STAG Industrial, Inc.	20,335	840,852
STORE Capital Corp.	28,385	829,694
Summit Hotel Properties, Inc. *	10,209	101,682
Sun Communities, Inc.	12,976	2,274,563
Sunstone Hotel Investors, Inc. *	25,032	294,877
Tanger Factory Outlet Centers, Inc.	12,293	211,317
Terreno Realty Corp.	8,987	665,487
UDR, Inc.	35,118	2,014,720
UMH Properties, Inc.	5,369	132,024
Uniti Group, Inc.	27,514	378,593

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Universal Health Realty Income Trust	1,815	$105,942
Urban Edge Properties	13,783	263,255
Urstadt Biddle Properties, Inc.	1,000	17,360
Urstadt Biddle Properties, Inc., Class A	3,806	71,591
Ventas, Inc.	45,134	2,787,476
Veris Residential, Inc. *	8,319	144,667
VICI Properties, Inc.	84,251	2,397,783
Vornado Realty Trust	18,129	821,606
Washington Real Estate Investment Trust	10,445	266,347
Welltower, Inc.	50,190	4,825,267
Whitestone REIT	6,078	80,533
WP Carey, Inc.	21,294	1,721,407
Xenia Hotels & Resorts, Inc. *	13,264	255,863

		168,279,114

TOTAL COMMON STOCKS (Identified Cost $85,640,063)		168,279,114

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 0.250%	817,997	817,997

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.250%,	49,270	49,270

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $867,267)		867,267

Total Investments — 99.9% (Identified Cost $86,507,330)		169,146,381
Cash and Other Assets, Less Liabilities — 0.1%		114,903

Net Assets — 100.0%		$169,261,284

†	See Note 1

@	A portion or all of the security was held on loan. As of March 31, 2022, the fair value of the securities on loan was $3,487,368.

*	Non-income producing security

§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2022

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	26.8%
Residential REITs	16.7%
Industrial REITs	12.6%
Retail REITs	12.2%
Diversified REITs	12.0%
Health Care REITs	9.0%
Office REITs	7.3%
Hotels & Resorts REITs	3.4%

100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS —100.0%
Other — 100.0%
DFA International Small Company Portfolio £	13,966,506	$281,425,093

TOTAL MUTUAL FUNDS (Identified Cost $153,107,450)		281,425,093

Total Investments — 100.0% (Identified Cost $153,107,450)		281,425,093
Cash and Other Assets, Less Liabilities — 0.0%		27,485

Net Assets — 100.0%		$281,452,578

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.5%
Australia — 6.8%
Ansell Ltd.	2,269	$43,755
Aurizon Holdings Ltd.	224,634	620,266
Australia & New Zealand Banking Group Ltd.	344,269	7,110,217
Bank of Queensland Ltd.	37,699	244,864
Bendigo & Adelaide Bank Ltd.	20,967	161,446
BlueScope Steel Ltd.	163,249	2,548,242
Challenger Ltd.	44,717	225,867
Cleanaway Waste Management Ltd.	152,601	351,709
Crown Resorts Ltd. *	25,077	239,443
Downer EDI Ltd.	55,219	222,717
Fortescue Metals Group Ltd.	17,284	267,209
Harvey Norman Holdings Ltd. @	136,089	544,820
IGO Ltd.	32,049	337,191
Incitec Pivot Ltd.	234,863	666,085
Lendlease Corp. Ltd.	43,821	367,262
National Australia Bank Ltd.	290,228	7,025,698
Newcrest Mining Ltd.	80,215	1,605,066
Orica Ltd. @	26,150	312,110
Origin Energy Ltd.	168,307	784,632
OZ Minerals Ltd.	6,945	138,603
QBE Insurance Group Ltd.	20,830	179,252
Qube Holdings Ltd.	60,569	141,864
Rio Tinto Ltd.	4,000	356,520
Santos Ltd.	447,931	2,594,346
South32 Ltd.	637,438	2,394,515
Suncorp Group Ltd.	186,999	1,556,037
Tabcorp Holdings Ltd. @	198,572	793,479
Treasury Wine Estates Ltd.	6,883	59,643
Westpac Banking Corp.	382,716	6,942,008
Whitehaven Coal Ltd.	41,184	127,895
Woodside Petroleum Ltd.	112,549	2,703,476
Worley Ltd.	30,039	290,193

		41,956,430

Austria — 0.0%
Erste Group Bank AG	7,953	291,126

Belgium — 0.6%
Ageas SA/NV	21,755	1,103,207
KBC Group NV	25,395	1,836,734
Solvay SA @	4,960	490,867

		3,430,808

Bermuda — 0.0%
Golden Ocean Group Ltd.	10,267	127,348

Canada — 10.9%
AltaGas Ltd.	24,518	549,137
ARC Resources Ltd.	60,117	804,990
B2Gold Corp.	46,725	214,468
Bank of Montreal	3,074	361,729
Bank of Montreal @	60,561	7,144,381
Bank of Nova Scotia (The) @	88,567	6,352,025
Bank of Nova Scotia (The)	28,504	2,042,922
Barrick Gold Corp.	19,319	473,800
Barrick Gold Corp.	124,277	3,048,515
Canadian Imperial Bank of Commerce	3,371	410,217
Canadian Imperial Bank of Commerce	38,540	4,678,195
Canadian Natural Resources Ltd. @	137,139	8,499,875
Cenovus Energy, Inc. @	83,242	1,388,477
Fairfax Financial Holdings Ltd.	4,452	2,428,827
First Quantum Minerals Ltd.	84,695	2,932,128
Great-West Lifeco, Inc.	16,930	498,901
iA Financial Corp., Inc.	7,692	467,679
Imperial Oil Ltd. @	33,555	1,621,378

	SHARES	VALUE†
Kinross Gold Corp.	173,331	$1,017,677
Lundin Mining Corp.	146,222	1,481,928
Magna International, Inc.	4,119	264,893
Manulife Financial Corp. @	133,235	2,844,567
Nutrien Ltd.	47,956	4,986,944
Pembina Pipeline Corp.	12,708	477,821
SSR Mining, Inc.	2,355	51,221
Sun Life Financial, Inc.	20,681	1,154,620
Suncor Energy, Inc. ¥	109,045	3,550,079
Suncor Energy, Inc.	41,675	1,358,188
Teck Resources Ltd., Class B	64,723	2,614,162
Toronto-Dominion Bank (The) @	8,030	637,743
Tourmaline Oil Corp.	33,562	1,546,351
Turquoise Hill Resources Ltd. *	1,819	54,643
West Fraser Timber Co. Ltd. @	13,116	1,079,160
Whitecap Resources, Inc.	17,814	147,340

		67,184,981

Denmark — 1.7%
AP Moller - Maersk A/S, Class A	246	729,867
AP Moller - Maersk A/S, Class B	297	899,732
Carlsberg A/S, Class B	15,445	1,906,478
Chr Hansen Holding A/S	1,170	86,426
Danske Bank A/S	41,578	696,254
Demant A/S *	6,785	308,771
DSV A/S	16,130	3,119,684
Pandora A/S	771	74,255
Rockwool International A/S, B Shares	1,147	380,736
Tryg A/S	15,313	374,052
Vestas Wind Systems A/S	65,791	1,954,426

		10,530,681

Finland — 1.0%
Fortum Oyj	16,485	301,450
Nokia Oyj, ADR *	291,727	1,592,830
Nordea Bank Abp	224,183	2,326,262
Stora Enso Oyj, R Shares	55,739	1,098,495
UPM-Kymmene Oyj @	29,153	956,550

		6,275,587

France — 9.9%
Arkema SA	12,548	1,509,583
AXA SA @	104,397	3,067,970
BNP Paribas SA	92,085	5,290,058
Bollore SE	138,791	729,917
Bouygues SA	55,128	1,928,966
Carrefour SA	128,110	2,784,122
Cie de Saint-Gobain	92,022	5,524,649
Cie Generale des Etablissements Michelin SCA	29,978	4,077,410
CNP Assurances	26,215	632,207
Credit Agricole SA	62,747	755,639
Eiffage SA	6,827	704,183
Electricite de France SA @	73,278	691,798
Engie SA	151,795	2,003,995
Faurecia SE	3,439	89,822
Orange SA	322,578	3,819,742
Publicis Groupe SA	27,375	1,673,471
Renault SA *	21,069	556,468
Rexel SA	4,654	100,035
Sanofi	34,561	3,536,944
Societe Generale SA	88,773	2,402,097
TotalEnergies SE @	357,966	18,227,871
Valeo SA	6,450	119,552
Vinci SA	2,407	247,609
Vivendi SE @	18,206	238,462

		60,712,570

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany — 6.9%
Allianz SE	30,142	$7,220,769
BASF SE	49,879	2,856,046
Bayer AG	30,654	2,105,872
Bayerische Motoren Werke AG	53,296	4,634,153
Commerzbank AG *	53,244	408,008
Continental AG *	4,557	329,693
Covestro AG ±	20,287	1,028,764
Daimler Truck Holding AG *	67,992	1,897,703
Deutsche Bank AG *	46,122	587,268
Deutsche Bank AG *	92,725	1,172,971
Evonik Industries AG	12,943	360,532
Fresenius Medical Care AG & Co. KGaA	7,008	471,048
Fresenius SE & Co. KGaA	42,320	1,561,096
HeidelbergCement AG	25,898	1,480,041
Mercedes-Benz Group AG	135,985	9,599,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,468	1,201,082
RWE AG	52,452	2,293,729
Siemens Energy AG *	10,625	243,541
Talanx AG *	12,026	532,416
Telefonica Deutschland Holding AG	207,880	567,789
Vitesco Technologies Group AG *	911	36,281
Volkswagen AG	6,122	1,531,931

		42,119,886

Hong Kong — 2.2%
BOC Aviation Ltd. ±	47,800	378,028
BOC Hong Kong Holdings Ltd.	285,000	1,080,579
Cathay Pacific Airways Ltd. *@	230,363	226,737
CK Asset Holdings Ltd.	200,569	1,374,970
CK Hutchison Holdings Ltd.	336,624	2,473,123
CK Infrastructure Holdings Ltd.	24,000	160,699
Hang Lung Properties Ltd.	239,000	482,070
Hang Seng Bank Ltd.	32,600	629,252
Henderson Land Development Co. Ltd.	133,684	556,355
HKT Trust & HKT Ltd.	176,000	241,758
MTR Corp. Ltd.	126,669	684,824
New World Development Co. Ltd.	231,859	942,733
Orient Overseas International Ltd.	12,000	320,784
Sino Land Co. Ltd.	446,567	579,209
Sun Hung Kai Properties Ltd.	182,177	2,176,831
Swire Pacific Ltd., Class A	49,000	299,631
Swire Pacific Ltd., Class B	127,500	128,586
Tsim Sha Tsui Properties Ltd.	6,907	19,134
WH Group Ltd. ±	1,150,459	726,995

		13,482,298

Ireland — 0.4%
CRH PLC, ADR	45,872	1,837,632
Flutter Entertainment PLC *	3,025	352,873

		2,190,505

Israel — 0.3%
Bank Hapoalim B.M.	81,713	813,007
Israel Discount Bank Ltd., Class A	18,540	115,963
Phoenix Holdings Ltd. (The)	12,365	162,937
Teva Pharmaceutical Industries Ltd., ADR *	47,500	446,025

		1,537,932

	SHARES	VALUE†
Italy — 1.4%
Assicurazioni Generali SpA @	14,345	329,602
Eni SpA	179,617	$2,641,535
Intesa Sanpaolo SpA	1,039,975	2,397,009
Mediobanca Banca di Credito Finanziario SpA	39,607	403,976
Telecom Italia SpA @	2,860,918	1,055,491
UniCredit SpA	163,283	1,780,126

		8,607,739

Japan — 19.3%
AGC, Inc.	48,500	1,954,103
Air Water, Inc.	11,200	158,239
Aisin Corp.	22,500	775,320
Alfresa Holdings Corp. @	7,700	107,461
Alps Alpine Co. Ltd. @	27,500	273,554
Amada Co. Ltd.	37,100	330,347
Aozora Bank Ltd. @	14,700	312,620
Asahi Group Holdings Ltd.	9,200	337,122
Asahi Kasei Corp.	53,400	466,055
Bank of Kyoto Ltd. (The)	8,000	351,569
Bridgestone Corp.	32,100	1,254,574
Brother Industries Ltd.	25,900	475,918
Canon Marketing Japan, Inc.	12,000	248,694
Canon, Inc.	42,600	1,047,329
Chiba Bank Ltd. (The)	79,000	470,470
Coca-Cola Bottlers Japan Holdings, Inc.	13,975	165,533
Concordia Financial Group Ltd.	111,200	418,347
Dai-ichi Life Holdings, Inc.	69,900	1,434,862
Daicel Corp.	52,000	348,973
Daio Paper Corp. @	12,400	161,239
Daiwa House Industry Co. Ltd.	28,400	746,742
Daiwa Securities Group, Inc. @	214,000	1,217,659
Denka Co. Ltd.	16,200	452,440
DIC Corp.	16,000	329,489
Dowa Holdings Co. Ltd.	9,600	442,385
ENEOS Holdings, Inc.	380,900	1,432,990
Ezaki Glico Co. Ltd.	3,000	91,671
FUJIFILM Holdings Corp.	6,200	382,063
Fukuoka Financial Group, Inc.	18,000	351,010
Fukuyama Transporting Co. Ltd. @	4,300	128,922
Hankyu Hanshin Holdings, Inc.	31,900	928,910
Haseko Corp.	22,300	257,730
Hino Motors Ltd. @	25,900	153,179
Hitachi Ltd.	26,800	1,357,171
Honda Motor Co. Ltd.	185,900	5,324,736
House Foods Group, Inc.	2,800	66,562
Idemitsu Kosan Co. Ltd.	27,500	762,383
IHI Corp.	7,700	186,586
Iida Group Holdings Co. Ltd. @	36,900	641,067
Inpex Corp.	144,500	1,709,216
Isuzu Motors Ltd.	67,000	873,961
ITOCHU Corp.	21,900	745,471
J. Front Retailing Co. Ltd.	35,100	287,454
Japan Post Holdings Co. Ltd.	71,600	528,384
JFE Holdings, Inc.	34,100	482,621
JTEKT Corp.	43,200	342,080
K’s Holdings Corp.	32,000	331,986
Kajima Corp.	54,000	661,360
Kamigumi Co. Ltd.	15,700	283,719
Kaneka Corp.	16,000	465,911
Kawasaki Heavy Industries Ltd. @	32,800	599,744
Komatsu Ltd.	31,000	749,409

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kuraray Co. Ltd.	76,400	$663,338
LIXIL Corp.	38,200	718,564
Mabuchi Motor Co. Ltd.	5,100	160,239
Marubeni Corp.	168,200	1,970,209
Mazda Motor Corp.	34,000	253,869
Mebuki Financial Group, Inc.	83,070	174,683
Medipal Holdings Corp.	25,300	418,757
Mitsubishi Chemical Holdings Corp.	185,800	1,247,061
Mitsubishi Corp.	105,400	3,983,452
Mitsubishi Electric Corp.	114,300	1,323,829
Mitsubishi Gas Chemical Co., Inc.	36,300	620,505
Mitsubishi Heavy Industries Ltd.	42,400	1,400,099
Mitsubishi Logistics Corp.	2,500	62,428
Mitsubishi Materials Corp.	21,600	380,227
Mitsubishi Motors Corp. *@	41,900	113,922
Mitsubishi UFJ Financial Group, Inc.	206,400	1,289,025
Mitsubishi UFJ Financial Group, Inc., ADR @	464,844	2,877,384
Mitsui Chemicals, Inc.	47,200	1,198,029
Mitsui Fudosan Co. Ltd.	54,100	1,164,301
Mitsui OSK Lines Ltd.	30,300	851,207
Mizuho Financial Group, Inc.	116,640	1,501,354
MS&AD Insurance Group Holdings, Inc.	24,728	808,017
NEC Corp.	32,900	1,391,778
NGK Insulators Ltd.	22,300	321,110
NGK Spark Plug Co. Ltd.	10,600	172,139
NH Foods Ltd.	15,533	529,505
Nippon Electric Glass Co. Ltd.	11,500	256,563
Nippon Express Holdings, Inc.	15,900	1,099,704
Nippon Shokubai Co. Ltd.	4,600	201,396
Nippon Steel Corp.	60,327	1,075,817
Nissan Motor Co. Ltd. *	222,800	1,002,545
Nisshin Seifun Group, Inc.	3,900	54,653
Nitto Denko Corp.	1,300	94,184
Nomura Holdings, Inc.	175,700	743,557
Nomura Real Estate Holdings, Inc.	23,700	570,988
NSK Ltd. @	59,600	360,322
Obayashi Corp.	113,200	836,865
Oji Holdings Corp.	226,000	1,126,844
Otsuka Holdings Co. Ltd.	13,300	462,343
Panasonic Corp.	136,600	1,333,572
Rengo Co. Ltd.	35,400	227,393
Resona Holdings, Inc.	246,400	1,060,771
Ricoh Co. Ltd.	41,800	364,643
Rohm Co. Ltd.	4,700	370,240
Seiko Epson Corp. @	19,500	294,887
Seino Holdings Co. Ltd.	20,400	186,673
Sekisui Chemical Co. Ltd.	16,000	231,181
Sekisui House Ltd.	81,800	1,593,131
Seven & i Holdings Co. Ltd.	20,000	954,986
Shimizu Corp. @	68,400	412,962
Shizuoka Bank Ltd. (The)	58,000	411,155
Showa Denko KK	14,000	279,448
Sojitz Corp. @	35,820	593,469
Sompo Holdings, Inc.	37,143	1,641,749
Stanley Electric Co. Ltd.	6,100	116,448
Subaru Corp.	39,300	628,852
Sumitomo Chemical Co. Ltd.	471,000	2,174,322
Sumitomo Corp.	59,000	1,026,951
Sumitomo Dainippon Pharma Co. Ltd.	5,600	55,568
Sumitomo Electric Industries Ltd.	164,200	1,971,911
Sumitomo Forestry Co. Ltd.	33,800	601,925
Sumitomo Heavy Industries Ltd.	26,000	601,840

	SHARES	VALUE†
Sumitomo Metal Mining Co. Ltd.	18,900	$956,799
Sumitomo Mitsui Financial Group, Inc.	71,100	2,281,811
Sumitomo Mitsui Trust Holdings, Inc.	24,900	818,342
Sumitomo Realty & Development Co. Ltd.	25,600	712,653
Sumitomo Rubber Industries Ltd.	42,800	395,163
Suzuken Co. Ltd.	1,100	32,799
Suzuki Motor Corp.	18,100	626,378
T&D Holdings, Inc.	77,400	1,062,390
Taiheiyo Cement Corp.	25,000	414,613
Taisei Corp.	7,200	209,069
Takeda Pharmaceutical Co. Ltd.	141,973	4,079,362
TDK Corp.	7,800	285,757
Teijin Ltd.	53,199	595,616
Toda Corp.	28,000	170,429
Tokai Carbon Co. Ltd.	21,300	201,382
Tokio Marine Holdings, Inc.	22,000	1,288,122
Tokyo Tatemono Co. Ltd.	37,600	566,440
Tokyu Fudosan Holdings Corp.	132,300	732,464
Toray Industries, Inc.	166,100	871,568
Tosoh Corp.	58,300	868,705
Toyo Seikan Group Holdings Ltd.	30,500	352,251
Toyoda Gosei Co. Ltd.	15,300	254,623
Toyota Motor Corp.	645,950	11,792,540
Toyota Tsusho Corp.	32,500	1,350,830
Ube Industries Ltd.	24,700	405,174
Yamada Holdings Co. Ltd. *	93,100	290,603
Yamaha Motor Co. Ltd.	37,200	842,149
Yamazaki Baking Co. Ltd.	6,900	84,961
Yokohama Rubber Co. Ltd. (The)	27,600	383,598
Zeon Corp.	28,500	319,320

		118,268,140

Netherlands — 4.0%
ABN AMRO Group NV @±	42,957	553,241
Aegon NV	119,175	633,083
Akzo Nobel NV	5,752	497,726
ArcelorMittal SA @	53,718	1,719,513
ArcelorMittal SA =	1,708	55,362
Coca-Cola Europacific Partners PLC	11,100	547,660
Heineken NV	4,344	416,064
ING Groep NV	253,754	2,669,883
JDE Peet’s NV	1,836	52,666
Koninklijke Ahold Delhaize NV	210,060	6,765,710
Koninklijke DSM NV	12,967	2,331,020
Koninklijke KPN NV	238,229	828,309
Koninklijke Philips NV ¢	33,065	1,014,312
Koninklijke Philips NV	13,461	410,964
NN Group NV	33,136	1,681,076
Randstad NV @	16,773	1,013,852
Stellantis NV	170,588	2,792,951
Stellantis NV	13,931	226,657
Universal Music Group NV	18,206	487,297

		24,697,346

New Zealand — 0.3%
Auckland International Airport Ltd. *	143,857	780,652
EBOS Group Ltd.	16,413	471,723
Fletcher Building Ltd.	65,006	287,434
Ryman Healthcare Ltd. @	16,629	108,102
Summerset Group Holdings Ltd.	14,160	115,310

		1,763,221

Norway — 1.0%
Austevoll Seafood ASA	4,118	63,941
DNB Bank ASA	96,212	2,186,773
Elkem ASA ±	17,994	77,340
Equinor ASA	11,366	427,588

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Norsk Hydro ASA	156,773	$1,533,211
Schibsted ASA, Class A @	1,169	28,960
SpareBank 1 SR-Bank ASA	18,440	281,297
Storebrand ASA	56,200	563,669
Subsea 7 SA	28,831	269,910
Wallenius Wilhelmsen ASA *	13,553	99,910
Yara International ASA	14,514	728,680

		6,261,279

Portugal — 0.1%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	27,349	706,148
Galp Energia SGPS SA	8,250	105,092

		811,240

Singapore — 1.1%
Capitaland Investment Ltd. *	184,100	541,970
City Developments Ltd.	58,800	341,429
Frasers Property Ltd.	23,300	19,426
Hongkong Land Holdings Ltd.	101,200	495,880
Jardine Cycle & Carriage Ltd.	12,500	230,845
Keppel Corp. Ltd.	367,700	1,741,715
Olam Group Ltd.	94,300	121,758
Oversea-Chinese Banking Corp. Ltd.	60,649	553,978
Singapore Airlines Ltd. *@	301,449	1,223,278
United Overseas Bank Ltd.	27,200	642,597
UOL Group Ltd.	47,218	245,261
Wilmar International Ltd.	110,000	382,263

		6,540,400

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA @	210,460	1,212,999
Banco Bilbao Vizcaya Argentaria SA, ADR	134,068	762,847
Banco Santander SA	1,916,252	6,571,545
Banco Santander SA, ADR	210,864	712,720
CaixaBank SA	63,253	215,309
Repsol SA	157,090	2,072,162

		11,547,582

Sweden — 2.8%
BillerudKorsnas AB	26,684	396,610
Boliden AB	63,768	3,242,521
Dometic Group AB ±	22,074	191,244
Electrolux AB @	19,353	294,543
Essity AB, B Shares @	3,803	89,874
Getinge AB, B Shares	14,497	581,274
Holmen AB, B Shares @	11,612	651,341
Husqvarna AB, B Shares	21,106	221,467
Intrum AB	4,926	133,544
Millicom International Cellular SA, SDR *@	8,745	222,290
Peab AB, Class B	14,364	144,825
Saab AB	4,192	152,389
Securitas AB	4,910	55,589
Skandinaviska Enskilda Banken AB, Class A	140,768	1,533,830
Skanska AB, B Shares @	17,619	396,139
SKF AB, B Shares @	64,782	1,060,707
SSAB AB, A Shares *	11,104	77,685
SSAB AB, B Shares *	33,922	227,652
Svenska Cellulosa AB SCA, A Shares	244	4,733

	SHARES	VALUE†
Svenska Cellulosa AB SCA, B Shares	33,674	$657,013
Svenska Handelsbanken AB, A Shares @	66,999	619,226
Svenska Handelsbanken AB, B Shares @	1,918	20,266
Swedbank AB, A Shares @	38,879	583,036
Tele2 AB, B Shares	33,320	504,279
Telefonaktiebolaget LM Ericsson, B Shares @	70,727	649,168
Telia Co. AB @	304,898	1,223,821
Trelleborg AB, B Shares	28,547	664,915
Volvo AB, A Shares	17,414	335,227
Volvo AB, B Shares	104,968	1,971,555

		16,906,763

Switzerland — 9.4%
ABB Ltd.	59,940	1,957,026
Adecco Group AG *	21,532	978,907
Alcon, Inc. µ	31,115	2,481,657
Alcon, Inc. @	1,965	155,884
Baloise Holding AG	6,063	1,083,276
Cie Financiere Richemont SA, Class A	34,971	4,465,752
Credit Suisse Group AG *	129,912	1,031,929
Credit Suisse Group AG, ADR *@	15,888	124,721
Holcim Ltd. *	72,351	3,546,103
Julius Baer Group Ltd.	38,000	2,215,724
Novartis AG	122,351	10,758,096
Novartis AG, ADR	32,730	2,872,058
SIG Combibloc Group AG *	21,034	532,650
Swatch Group AG (The) µ	6,226	339,582
Swatch Group AG (The) µ	1,834	523,376
Swiss Life Holding AG	4,035	2,594,662
Swiss Prime Site AG	1,574	155,433
Swiss Re AG @	27,273	2,600,830
Swisscom AG	4,128	2,479,346
UBS Group AG	364,408	7,155,655
Vifor Pharma AG *	3,119	556,090
Zurich Insurance Group AG *	17,812	8,805,283

		57,414,040

United Kingdom — 15.5%
Abrdn PLC	202,084	570,490
Anglo American PLC	83,810	4,373,602
Aviva PLC	745,467	4,427,336
Barclays PLC, ADR @	330,258	2,609,038
Barratt Developments PLC	10,701	73,436
Bellway PLC	1,481	47,315
Berkeley Group Holdings PLC *	878	43,136
BP PLC	350,960	1,730,508
BP PLC, ADR	347,274	10,209,856
British American Tobacco PLC	183,504	7,700,660
British American Tobacco PLC, ADR	2,004	84,489
BT Group PLC	1,231,112	2,946,629
DS Smith PLC	96,352	407,691
Endeavour Mining PLC	15,498	384,428
Glencore PLC *	1,220,471	8,016,356
HSBC Holdings PLC, ADR @	206,389	7,062,632
J Sainsbury PLC	422,622	1,402,933
Kingfisher PLC	420,977	1,412,403
Lloyds Banking Group PLC	8,264,877	5,108,833
Lloyds Banking Group PLC, ADR	217,015	523,006
Marks & Spencer Group PLC *	28,538	57,995
Melrose Industries PLC	316,251	518,681
Natwest Group PLC	105,541	299,332

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Natwest Group PLC, ADR @	115,375	$655,330
Pearson PLC	17,918	176,676
Pearson PLC, ADR @	5,700	56,829
Phoenix Group Holdings PLC	42,251	340,788
Royal Mail PLC	63,477	274,342
Shell PLC	460,830	25,313,392
Standard Chartered PLC	186,070	1,247,086
Taylor Wimpey PLC	139,975	240,329
Tesco PLC	225,464	817,459
Vodafone Group PLC	3,758,387	6,163,605
WPP PLC, ADR @	9	589

		95,297,210

TOTAL COMMON STOCKS (Identified Cost $494,227,003)		597,955,112

PREFERRED STOCKS — 1.3%
Germany — 1.3%
Bayerische Motoren Werke AG, 2.580%	9,731	756,774
Henkel AG & Co. KGaA	738	49,540
Porsche Automobil Holding SE, 2.400%	17,284	1,680,685
Volkswagen AG, 2.600%	31,732	5,511,252

		7,998,251

Italy — 0.0%
Telecom Italia SpA, 6.500%	711,381	242,385

TOTAL PREFERRED STOCKS (Identified Cost $9,553,797)		8,240,636

SHORT-TERM INVESTMENTS —7.2%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.250%	340,337	340,337

Collateral For Securities On Loan — 7.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.250%	44,031,196	44,031,196

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $44,371,533)		44,371,533

Total Investments — 106.0% (Identified Cost $548,152,333)		650,567,281
Liabilities, Less Cash and Other Assets — (6.0%)		(36,947,947)

Net Assets — 100.0%		$613,619,334

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2022, the fair value of the securities on loan was $63,531,475.
¥	Traded on the Canada, Toronto Stock Exchange.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2022 amounted to $2,955,613 or 0.48% of the net assets of the Fund.

=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2022

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	18.5%
Oil, Gas & Consumable Fuels	14.6%
Insurance	8.7%
Automobiles	7.9%
Metals & Mining	6.9%
Chemicals	4.5%
Pharmaceuticals	4.1%
Capital Markets	2.4%
Diversified Telecommunication Services	2.2%
Real Estate Management & Development	2.2%

Country weightings as of March 31, 2022

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	19.5%
United Kingdom	15.7%
Canada	11.1%
France	10.0%
Switzerland	9.5%
Germany	8.3%
Australia	6.9%
Netherlands	4.1%
Sweden	2.8%
Other	12.1%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.5%
AAR Corp. *	3,538	$171,345
Aerojet Rocketdyne Holdings, Inc. *	13,783	542,361
Aerovironment, Inc. *	2,697	253,896
Astronics Corp. *	2,252	29,118
Astronics Corp. Class B *	693	9,037
Axon Enterprise, Inc. *	4,947	681,350
BWX Technologies, Inc.	3,927	211,508
Curtiss-Wright Corp.	2,577	386,962
Ducommun, Inc. *	1,489	78,009
Hexcel Corp.	5,671	337,254
Innovative Solutions & Support, Inc. *	3,248	26,179
Kaman Corp.	3,031	131,788
Kratos Defense & Security Solutions, Inc. *	11,721	240,046
Mercury Systems, Inc. *	4,277	275,653
Moog, Inc., Class A	3,044	267,263
National Presto Industries, Inc.	709	54,558
Park Aerospace Corp.	2,501	32,638
SIFCO Industries, Inc. *	1,187	5,886
Textron, Inc.	10,503	781,213
Vectrus, Inc. *	1,491	53,467
Woodward, Inc.	4,322	539,861

		5,109,392

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	7,789	260,542
Atlas Air Worldwide Holdings, Inc. *	3,175	274,225
Forward Air Corp.	3,327	325,314
HUB Group, Inc., Class A *	4,420	341,268
Radiant Logistics, Inc. *	6,146	39,150

		1,240,499

Airlines — 0.4%
Alaska Air Group, Inc. *	7,723	448,011
Allegiant Travel Co. *	1,868	303,345
American Airlines Group, Inc. *@	2,954	53,910
Hawaiian Holdings, Inc. *	6,255	123,223
JetBlue Airways Corp. *	18,686	279,356
Skywest, Inc. *	4,643	133,951
Spirit Airlines, Inc. *	3,315	72,499

		1,414,295

Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc. *	11,103	86,159
Autoliv, Inc.	5,490	419,656
BorgWarner, Inc.	15,123	588,285
Cooper-Standard Holdings, Inc. *	1,529	13,409
Dana, Inc.	13,094	230,062
Dorman Products, Inc. *	3,535	335,931
Fox Factory Holding Corp. *	4,825	472,609
Gentex Corp.	15,377	448,547
Gentherm, Inc. *	4,234	309,251
Goodyear Tire & Rubber Co. (The) *	21,163	302,419
Horizon Global Corp. *	1,725	9,850
LCI Industries	2,757	286,204
Lear Corp.	4,020	573,212
Modine Manufacturing Co. *	6,449	58,106
Motorcar Parts of America, Inc. *	2,267	40,421
Patrick Industries, Inc.	2,334	140,740
Standard Motor Products, Inc.	2,639	113,846
Stoneridge, Inc. *	2,727	56,613
Strattec Security Corp. *	941	35,071
Tenneco, Inc. Class A *	5,563	101,914
Visteon Corp. *	2,696	294,214

		4,916,519

	SHARES	VALUE†
Automobiles — 0.2%
Harley-Davidson, Inc.	9,600	$378,240
Thor Industries, Inc. @	1,091	85,861
Winnebago Industries, Inc.	3,191	172,410

		636,511

Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	239	92,844
Celsius Holdings, Inc. *	675	37,247
Coca-Cola Consolidated, Inc.	1,082	537,592
MGP Ingredients, Inc.	1,851	158,427
Molson Coors Beverage Co., Class B	12,855	686,200
National Beverage Corp.	8,395	365,182

		1,877,492

Biotechnology — 2.4%
2seventy bio, Inc. *	1,341	22,878
Acadia Pharmaceuticals, Inc. *	548	13,273
Adverum Biotechnologies, Inc. *	8,282	10,849
Agios Pharmaceuticals, Inc. *	454	13,216
Akebia Therapeutics, Inc. *	5,200	3,733
Akero Therapeutics, Inc. *	1,300	18,447
Albireo Pharma, Inc. *	1,018	30,367
Alkermes PLC *	6,509	171,252
AnaptysBio, Inc. *	1,482	36,665
Anika Therapeutics, Inc. *	1,795	45,073
Applied Genetic Technologies Corp. *	2,241	2,398
Aravive, Inc. *	1,937	3,738
Arcutis Biotherapeutics, Inc. *	3,374	64,983
Avid Bioservices, Inc. *	5,039	102,644
Biohaven Pharmaceutical Holding Co. Ltd. *	3,004	356,184
Bluebird Bio, Inc. *	4,024	19,516
Blueprint Medicines Corp. *	779	49,763
Catalyst Pharmaceuticals, Inc. *	7,034	58,312
Celldex Therapeutics, Inc. *	7	238
Chimerix, Inc. *	11,001	50,385
Chinook Therapeutics, Inc. *	1,563	25,571
Concert Pharmaceuticals, Inc. *	4,026	13,568
Crinetics Pharmaceuticals, Inc. *	551	12,095
CRISPR Therapeutics AG *	3,902	244,929
Deciphera Pharmaceuticals, Inc. *	600	5,562
Denali Therapeutics, Inc. *	7,124	229,179
Eagle Pharmaceuticals, Inc. *	488	24,151
Editas Medicine, Inc. *	2,552	48,539
Emergent BioSolutions, Inc. *	5,055	207,558
Enanta Pharmaceuticals, Inc. *	2,226	158,447
Exact Sciences Corp. *	5,884	411,409
Exelixis, Inc. *	24,103	546,415
Fate Therapeutics, Inc. *	6,842	265,264
Frequency Therapeutics, Inc. *	375	795
G1 Therapeutics, Inc. *@	2,450	18,620
Global Blood Therapeutics, Inc. *	586	20,299
Halozyme Therapeutics, Inc. *	10,812	431,183
Intellia Therapeutics, Inc. *	5,480	398,232
Ironwood Pharmaceuticals, Inc. *	11,743	147,727
IVERIC bio, Inc. *	3,627	61,042
Karuna Therapeutics, Inc. *	1,623	205,780
Krystal Biotech, Inc. *	1,598	106,331
Ligand Pharmaceuticals, Inc. *	1,727	194,270
MacroGenics, Inc. *	3,231	28,465
Madrigal Pharmaceuticals, Inc. *	145	14,227
Magenta Therapeutics, Inc. *	2,028	5,881
MeiraGTx Holdings PLC *	697	9,653
Merrimack Pharmaceuticals, Inc. *	2,761	17,463
Mirati Therapeutics, Inc. *	2,674	219,856
Morphic Holding, Inc. *	2,220	89,133

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Myriad Genetics, Inc. *	8,130	$204,876
Natera, Inc. *	6,591	268,122
Neurocrine Biosciences, Inc. *	7,426	696,188
OPKO Health, Inc. *@	23,063	79,337
PDL BioPharma, Inc. *§	18,262	62,639
Protagonist Therapeutics, Inc. *	3,199	75,752
Prothena Corp. PLC *	1,041	38,069
REGENXBIO, Inc. *	2,291	76,038
Replimune Group, Inc. *	2,085	35,403
Rigel Pharmaceuticals, Inc. *	3,870	11,571
Rocket Pharmaceuticals, Inc. *	1,006	15,955
Rubius Therapeutics, Inc. *	510	2,810
Sage Therapeutics, Inc. *	662	21,912
Sangamo Therapeutics, Inc. *	5,198	30,200
Spero Therapeutics, Inc. *	800	6,960
SpringWorks Therapeutics, Inc. *	3,101	175,020
Stoke Therapeutics, Inc. *	478	10,062
Sutro Biopharma, Inc. *	1,796	14,763
Syndax Pharmaceuticals, Inc. *	5,678	98,684
Travere Therapeutics, Inc. *	5,878	151,476
Twist Bioscience Corp. *	611	30,171
Ultragenyx Pharmaceutical, Inc. *	3,298	239,501
United Therapeutics Corp. *	3,253	583,621
Vanda Pharmaceuticals, Inc. *	2,350	26,579
Verastem, Inc. *	9,653	13,611
Vericel Corp. *	3,482	133,082
Viking Therapeutics, Inc. *	1,800	5,400
Vir Biotechnology, Inc. *	937	24,100
Xencor, Inc. *	1,697	45,276
Y-mAbs Therapeutics, Inc. *	802	9,528

		8,422,264

Building Products — 2.5%
A.O. Smith Corp.	8,970	573,093
AAON, Inc.	7,440	414,631
Advanced Drainage Systems, Inc.	7,317	869,333
American Woodmark Corp. *	1,857	90,900
Apogee Enterprises, Inc.	2,316	109,917
Armstrong Flooring, Inc. *	3,460	4,948
Armstrong World Industries, Inc.	4,523	407,115
Builders FirstSource, Inc. *	21,211	1,368,958
Carlisle Cos., Inc.	3,012	740,711
Cornerstone Building Brands, Inc. *	3,775	91,808
CSW Industrials, Inc.	1,174	138,051
Gibraltar Industries, Inc. *	3,042	130,654
Griffon Corp.	5,311	106,379
Insteel Industries, Inc.	2,278	84,263
Lennox International, Inc.	1,677	432,431
Masonite International Corp. *	169	15,031
Owens Corning	6,683	611,495
PGT Innovations, Inc. *	6,135	110,307
Quanex Building Products Corp.	3,883	81,504
Simpson Manufacturing Co., Inc.	4,397	479,449
Trex Co., Inc. *	10,510	686,618
UFP Industries, Inc.	7,021	541,741
Zurn Water Solutions Corp.	14,150	500,910

		8,590,247

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	2,522	355,476

	SHARES	VALUE†
Artisan Partners Asset Management, Inc., Class A	6,119	$240,783
BGC Partners, Inc., Class A	27,768	122,179
Blucora, Inc. *	9,800	191,590
Brightsphere Investment Group, Inc.	2,826	68,530
Cohen & Steers, Inc.	5,127	440,358
Cowen, Inc. Class A @	2,940	79,674
Diamond Hill Investment Group, Inc.	289	54,130
Donnelley Financial Solutions, Inc. *	4,189	139,326
Evercore, Inc., Class A	3,659	407,320
Federated Hermes, Inc.	10,797	367,746
GAMCO Investors, Inc., Class A	1,200	26,532
Greenhill & Co., Inc.	2,413	37,329
Houlihan Lokey, Inc.	1,002	87,976
Invesco Ltd.	24,055	554,708
Janus Henderson Group PLC	14,636	512,553
Jefferies Financial Group, Inc.	21,621	710,250
Lazard Ltd., Class A	6,742	232,599
LPL Financial Holdings, Inc.	5,475	1,000,173
Manning & Napier, Inc.	2,524	22,994
Moelis & Co., Class A	3,389	159,113
Morningstar, Inc.	2,847	777,715
Oppenheimer Holdings, Inc., Class A	1,244	54,213
Piper Sandler Cos.	2,274	298,462
PJT Partners, Inc., Class A	597	37,683
Pzena Investment Management, Inc., Class A	2,375	19,047
Safeguard Scientifics, Inc. *	2,580	13,468
SEI Investments Co.	4,432	266,851
Silvercrest Asset Management Group, Inc., Class A	759	15,522
Stifel Financial Corp.	9,673	656,797
Stonex Group, Inc. *	2,079	154,324
Virtu Financial, Inc., Class A	4,501	167,527
Virtus Investment Partners, Inc.	853	204,711
Westwood Holdings Group, Inc.	1,157	17,725
WisdomTree Investments, Inc. @	14,777	86,741

		8,582,125

Chemicals — 3.4%
Advanced Emissions Solutions, Inc. *	2,266	14,095
AdvanSix, Inc.	3,198	163,386
American Vanguard Corp.	3,554	72,217
Ashland Global Holdings, Inc.	3,184	313,337
Avient Corp.	10,014	480,672
Axalta Coating Systems Ltd. *	16,030	394,017
Balchem Corp.	3,741	511,395
Cabot Corp.	5,463	373,724
CF Industries Holdings, Inc.	11,672	1,202,916
Chase Corp.	1,129	98,121
Chemours Co. (The)	8,849	278,567
Core Molding Technologies, Inc. *	1,500	16,140
Ecovyst, Inc.	1,340	15,490
Element Solutions, Inc.	21,963	480,990
Ferro Corp. *	9,929	215,856
FMC Corp.	3,740	492,072
FutureFuel Corp.	4,517	43,950
GCP Applied Technologies, Inc. *	2,256	70,884
H.B. Fuller Co.	6,101	403,093
Hawkins, Inc.	2,648	121,543
Huntsman Corp.	12,047	451,883

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Ingevity Corp. *	948	$60,738
Innospec, Inc.	2,704	250,255
Intrepid Potash, Inc. *	1,589	130,520
Koppers Holdings, Inc.	2,308	63,516
Kronos Worldwide, Inc.	6,686	103,767
Livent Corp. *@	1,509	39,340
Minerals Technologies, Inc.	3,081	203,808
Mosaic Co. (The)	23,505	1,563,083
NewMarket Corp.	504	163,488
Olin Corp.	3,715	194,220
Quaker Chemical Corp.	30	5,184
Rayonier Advanced Materials, Inc. *	6,292	41,338
RPM International, Inc.	6,495	528,953
Scotts Miracle-Gro Co. (The)	3,576	439,705
Sensient Technologies Corp.	4,568	383,484
Stepan Co.	2,418	238,923
Trecora Resources *	4,188	35,431
Tredegar Corp.	3,412	40,910
Trinseo PLC	4,272	204,714
Tronox Holdings PLC Class A	10,995	217,591
Valvoline, Inc.	5,402	170,487
Westlake Corp.	4,157	512,974

		11,806,777

Commercial Banks — 9.5%
1st Source Corp.	2,546	117,753
Allegiance Bancshares, Inc.	1,614	72,114
American National Bankshares, Inc.	1,508	56,821
Ameris Bancorp	6,447	282,894
AmeriServ Financial, Inc.	4,400	17,776
Arrow Financial Corp.	2,149	69,671
Associated Banc-Corp.	13,745	312,836
Atlantic Union Bankshares Corp.	6,981	256,133
Banc of California, Inc.	7,244	140,244
Bancfirst Corp.	3,303	274,843
Bancorp, Inc. (The) *	6,121	173,408
Bank of Hawaii Corp.	3,456	290,028
Bank of Marin Bancorp	1,580	55,411
Bank OZK	3,630	155,001
BankFinancial Corp.	2,474	25,631
BankUnited, Inc.	3,310	145,508
Bankwell Financial Group, Inc.	326	11,029
Banner Corp.	3,355	196,368
Bar Harbor Bankshares	2,089	59,787
BCB Bancorp, Inc.	878	16,024
Berkshire Hills Bancorp, Inc.	4,455	129,061
BOK Financial Corp.	4,072	382,564
Brookline Bancorp, Inc.	7,431	117,558
C&F Financial Corp.	466	23,351
Cadence Bank	15,454	452,184
Camden National Corp.	1,756	82,602
Capital City Bank Group, Inc.	1,890	49,820
Cathay General Bancorp	7,259	324,840
Central Pacific Financial Corp.	3,116	86,936
Central Valley Community Bancorp	1,638	38,247
Citizens & Northern Corp.	852	20,772
Citizens Community Bancorp, Inc.	400	6,044
City Holding Co.	1,686	132,688
Civista Bancshares, Inc.	270	6,507
CNB Financial Corp.	2,264	59,589
Columbia Banking System, Inc.	7,605	245,413
Comerica, Inc.	7,707	696,944
Commerce Bancshares, Inc.	8,166	584,604

	SHARES	VALUE†
Community Bank System, Inc.	4,718	$330,968
Community Trust Bancorp, Inc.	2,206	90,887
Connectone Bancorp, Inc.	4,989	159,698
Cullen/Frost Bankers, Inc.	3,828	529,834
Customers Bancorp, Inc. *	4,720	246,101
CVB Financial Corp.	13,166	305,583
Dime Community Bancshares, Inc.	4,460	154,182
Eagle Bancorp, Inc.	3,436	195,886
East West Bancorp, Inc.	9,740	769,655
Enterprise Bancorp, Inc.	331	13,280
Enterprise Financial Services Corp.	2,901	137,246
Equity Bancshares, Inc., Class A	1,470	47,496
Farmers & Merchants Bancorp, Inc.	1,205	43,561
Farmers National Banc Corp.	3,991	68,086
FB Financial Corp.	3,274	145,431
Financial Institutions, Inc.	1,855	55,891
First Bancorp	22,823	299,438
First Bancorp, Inc. (The)	1,876	56,430
First Bancorp/Southern Pines NC	3,381	141,224
First Busey Corp.	5,571	141,169
First Business Financial Services, Inc.	551	18,078
First Citizens Bancshares, Inc., Class A	875	582,400
First Commonwealth Financial Corp.	9,286	140,776
First Community Bankshares, Inc.	1,982	55,912
First Financial Bancorp	8,992	207,266
First Financial Bankshares, Inc.	14,820	653,858
First Financial Corp.	1,395	60,376
First Financial Northwest, Inc.	2,239	38,309
First Foundation, Inc.	4,921	119,531
First Hawaiian, Inc.	1,200	33,468
First Horizon Corp.	34,954	821,070
First Internet Bancorp	1,284	55,225
First Interstate Bancsystem, Inc., Class A	5,123	188,373
First Merchants Corp.	5,621	233,834
First Mid Bancshares, Inc.	500	19,245
First of Long Island Corp. (The)	2,295	44,661
Flushing Financial Corp.	3,899	87,143
FNB Corp.	22,576	281,071
Fulton Financial Corp.	15,678	260,568
German American Bancorp, Inc.	3,217	122,214
Glacier Bancorp, Inc.	11,842	595,416
Great Southern Bancorp, Inc.	1,501	88,574
Hancock Whitney Corp.	6,503	339,131
Hanmi Financial Corp.	3,586	88,251
Harborone Bancorp, Inc.	6,045	84,751
Heartland Financial USA, Inc.	4,558	218,009
Heritage Commerce Corp.	6,526	73,418
Heritage Financial Corp.	4,162	104,300
Hilltop Holdings, Inc.	6,988	205,447
Home Bancshares, Inc.	13,006	293,936
HomeStreet, Inc.	2,447	115,939
HomeTrust Bancshares, Inc.	2,255	66,590
Hope Bancorp, Inc.	11,541	185,579
Horizon Bancorp, Inc.	5,096	95,142
Independent Bank Corp.	5,005	408,858
Independent Bank Group, Inc.	2,187	155,627
International Bancshares Corp.	5,903	249,166
Investors Bancorp, Inc.	2,762	41,237
Lakeland Bancorp, Inc.	5,547	92,635
Lakeland Financial Corp.	3,146	229,658
Live Oak Bancshares, Inc.	500	25,445
Macatawa Bank Corp.	5,141	46,320
Mercantile Bank Corp.	1,601	56,707
Meta Financial Group, Inc.	3,897	214,023
Midland States Bancorp, Inc.	1,086	31,342

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
MidWestOne Financial Group, Inc.	613	$20,290
National Bank Holdings Corp., Class A	3,376	135,985
NBT Bancorp, Inc.	4,206	151,963
Nicolet Bankshares, Inc. *	1,020	95,441
Northeast Bank	896	30,563
Northrim Bancorp, Inc.	836	36,425
Northwest Bancshares, Inc.	12,344	166,767
OceanFirst Financial Corp.	5,639	113,344
OFG Bancorp	5,852	155,897
Old National Bancorp	28,203	461,965
Old Second Bancorp, Inc.	2,244	32,560
Pacific Premier Bancorp, Inc.	8,840	312,494
PacWest Bancorp	6,102	263,179
Park National Corp.	1,732	227,550
Peapack Gladstone Financial Corp.	1,992	69,222
Penns Woods Bancorp, Inc.	1,138	27,801
People’s United Financial, Inc.	36,390	727,436
Peoples Bancorp, Inc.	3,204	100,317
Pinnacle Financial Partners, Inc.	3,365	309,849
Popular, Inc.	7,138	583,460
Preferred Bank	1,561	115,655
Premier Financial Corp.	4,193	127,174
Primis Financial Corp.	2,721	38,040
Prosperity Bancshares, Inc.	7,853	544,841
QCR Holdings, Inc.	1,914	108,313
Renasant Corp.	5,355	179,125
Republic Bancorp, Inc., Class A	1,997	89,745
Republic First Bancorp, Inc. *	3,546	18,297
Riverview Bancorp, Inc.	2,557	19,305
S&T Bancorp, Inc.	3,996	118,202
Sandy Spring Bancorp, Inc.	4,282	192,347
Seacoast Banking Corp. of Florida	5,003	175,205
ServisFirst Bancshares, Inc.	5,630	536,483
Sierra Bancorp	2,000	49,960
Signature Bank	2,681	786,847
Simmons First National Corp., Class A	10,791	282,940
South State Corp.	7,217	588,835
Southern First Bancshares, Inc. *	923	46,925
Southside Bancshares, Inc.	3,368	137,515
Stock Yards Bancorp, Inc.	2,936	155,314
Summit Financial Group, Inc.	392	10,031
Synovus Financial Corp.	9,560	468,440
Texas Capital Bancshares, Inc. *	3,132	179,495
Tompkins Financial Corp.	1,559	122,023
Towne Bank	5,809	173,922
Trico Bancshares	2,959	118,449
TriState Capital Holdings, Inc. *	3,129	103,977
Triumph Bancorp, Inc. *	2,441	229,503
Trustmark Corp.	5,770	175,350
UMB Financial Corp.	4,960	481,914
Umpqua Holdings Corp.	8,081	152,408
United Bankshares, Inc.	12,088	421,629
United Community Banks, Inc.	8,563	297,992
Univest Financial Corp	3,363	89,994
Valley National Bancorp	37,407	487,039
Veritex Holdings, Inc.	3,570	136,267
Washington Trust Bancorp, Inc.	2,001	105,053
Webster Financial Corp.	11,093	622,539
WesBanco, Inc.	6,661	228,872

	SHARES	VALUE†
West Bancorp, Inc.	1,763	$47,971
Westamerica Bancorp	2,658	160,809
Western Alliance Bancorp	5,446	451,038
Wintrust Financial Corp.	4,936	458,703
Zions Bancorp NA	10,151	665,500

		32,952,423

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	6,506	299,536
ACCO Brands Corp.	11,957	95,656
Brady Corp., Class A	5,019	232,229
Brink’s Co. (The)	4,837	328,916
Casella Waste Systems, Inc., Class A *	6,377	558,944
Ceco Environmental Corp. *	4,211	23,118
Cimpress PLC *	2,745	174,555
Clean Harbors, Inc. *	5,266	587,896
Deluxe Corp.	4,032	121,928
Ennis, Inc.	3,110	57,442
Harsco Corp. *	6,802	83,256
Healthcare Services Group, Inc.	5,978	111,011
Heritage-Crystal Clean, Inc. *	2,532	74,973
HNI Corp.	4,391	162,687
IAA, Inc. *	7,400	283,050
Interface, Inc.	5,834	79,167
KAR Auction Services, Inc. *	5,924	106,928
Kimball International, Inc., Class B	5,056	42,723
Matthews International Corp., Class A	3,451	111,674
MillerKnoll, Inc.	7,005	242,093
MSA Safety, Inc.	4,156	551,501
NL Industries, Inc.	4,571	32,866
Pitney Bowes, Inc.	4,177	21,720
Quad/Graphics, Inc. *	4,591	31,862
SP Plus Corp. *	2,555	80,125
Steelcase, Inc., Class A	11,344	135,561
Stericycle, Inc. *	4,797	282,639
Team, Inc. *	28	62
Tetra Tech, Inc.	6,444	1,062,873
UniFirst Corp.	1,645	303,141
US Ecology, Inc. *	4,572	218,907
Viad Corp. *	2,501	89,136
Vidler Water Resouces, Inc. *	2,070	31,961
Virco Manufacturing Corp. *	2,494	7,457
VSE Corp.	1,412	65,079

		6,692,672

Communications Equipment — 1.4%
ADTRAN, Inc.	5,637	104,003
Applied Optoelectronics, Inc. *	3,183	11,618
BK Technologies Corp.	2,000	5,100
CalAmp Corp. *	5,414	39,576
Calix, Inc. *	1,031	44,240
Ciena Corp. *	15,659	949,405
Clearfield, Inc. *	2,380	155,224
CommScope Holding Co., Inc. *	3,352	26,414
Comtech Telecommunications Corp.	3,207	50,318
Digi International, Inc. *	3,397	73,103
F5, Inc. *	3,709	774,995
Harmonic, Inc. *	10,330	95,966
Infinera Corp. *	16,934	146,818
Juniper Networks, Inc.	19,819	736,474
KVH Industries, Inc. *	2,387	21,722
Lantronix, Inc. *	1,100	7,348

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Lumentum Holdings, Inc. *	4,956	$483,706
NETGEAR, Inc. *	3,539	87,342
NetScout Systems, Inc. *	8,182	262,478
Network-1 Technologies, Inc.	1,343	3,505
Optical Cable Corp. *	374	1,586
PC-Tel, Inc.	2,629	12,199
Pineapple Holdings, Inc. @	354	2,216
Ribbon Communications, Inc. *	13,960	43,136
Tessco Technologies, Inc. *	1,000	6,040
Viasat, Inc. *	4,101	200,129
Viavi Solutions, Inc. *	21,651	348,148

		4,692,809

Computers & Peripherals — 0.3%
AstroNova, Inc. *	1,572	23,847
Avid Technology, Inc. *	7,133	248,728
Intevac, Inc. *	3,414	18,265
Pure Storage, Inc., Class A *	11,036	389,681
Super Micro Computer, Inc. *	1,663	63,310
Xerox Holdings Corp.	15,230	307,189

		1,051,020

Construction & Engineering — 1.8%
AECOM	9,414	723,089
Ameresco, Inc., Class A *	4,050	321,975
Arcosa, Inc.	1,853	106,084
Argan, Inc.	1,586	64,376
Comfort Systems USA, Inc.	4,850	431,699
Dycom Industries, Inc. *	4,084	389,042
EMCOR Group, Inc.	5,995	675,217
Fluor Corp. *@	6,585	188,924
Granite Construction, Inc.	4,358	142,942
Great Lakes Dredge & Dock Corp. *	7,436	104,327
IES Holdings, Inc. *	2,548	102,430
MasTec, Inc. *	6,602	575,034
Matrix Service Co. *	4,086	33,587
MDU Resources Group, Inc.	11,285	300,745
MYR Group, Inc. *	1,935	181,967
Northwest Pipe Co. *	1,211	30,820
NV5 Global, Inc. *	1,843	245,672
Orion Group Holdings, Inc *	3,431	8,509
Primoris Services Corp.	5,726	136,393
Sterling Construction Co., Inc. *	3,492	93,586
Tutor Perini Corp. *	4,753	51,332
Valmont Industries, Inc.	2,069	493,663
WillScot Mobile Mini Holdings Corp. *	18,811	736,075

		6,137,488

Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	184,710
Summit Materials, Inc., Class A *	4,678	145,299
United States Lime & Minerals, Inc.	949	110,122

		440,131

Consumer Finance — 1.1%
Atlanticus Holdings Corp. *	3,144	162,828
Consumer Portfolio Services, Inc. *	4,988	50,678
Credit Acceptance Corp. *@	760	418,281
Encore Capital Group, Inc. *	3,784	237,370
Enova International, Inc. *	4,283	162,626
Ezcorp, Inc., Class A *	5,994	36,204
FirstCash Holdings, Inc.	4,847	340,938
Green Dot Corp., Class A *	5,205	143,033
LendingClub Corp. *	7,371	116,314
LendingTree, Inc. *	1,371	164,068

	SHARES	VALUE†
Navient Corp.	17,562	$299,256
Nelnet, Inc., Class A	3,245	275,793
OneMain Holdings, Inc.	7,656	362,971
PRA Group, Inc. *	5,417	244,198
PROG Holdings, Inc. *	6,028	173,426
Regional Management Corp.	1,467	71,252
SLM Corp.	14,278	262,144
World Acceptance Corp. *	977	187,428

		3,708,808

Containers & Packaging — 1.2%
AptarGroup, Inc.	4,035	474,112
Berry Global Group, Inc. *	9,609	556,938
Crown Holdings, Inc.	1,631	204,022
Graphic Packaging Holding Co.	8,918	178,717
Greif, Inc., Class A	2,553	166,098
Greif, Inc., Class B	1,193	76,066
Myers Industries, Inc.	4,361	94,198
Packaging Corp. of America	1,324	206,690
Sealed Air Corp.	10,816	724,239
Silgan Holdings, Inc.	12,267	567,103
Sonoco Products Co.	6,744	421,905
Trimas Corp.	5,102	163,723
WestRock Co.	5,218	245,402

		4,079,213

Distributors — 0.0%
Weyco Group, Inc.	1,043	25,783

Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	5,934	176,299
American Public Education, Inc. *	2,124	45,114
Bright Horizons Family Solutions, Inc. *	3,373	447,563
Carriage Services, Inc.	2,984	159,137
Chegg, Inc. *@	6,367	230,995
Frontdoor, Inc. *	2,657	79,311
Graham Holdings Co., Class B	462	282,499
Grand Canyon Education, Inc. *	3,776	366,687
H&R Block, Inc.	11,646	303,262
Houghton Mifflin Harcourt Co. *	10,946	229,975
Laureate Education, Inc.	2,699	31,983
Perdoceo Education Corp. *	6,976	80,085
Service Corp. International	10,864	715,069
Strategic Education, Inc.	2,650	175,907
Stride, Inc. *	4,184	152,005
Terminix Global Holdings, Inc. *	9,365	427,325
Universal Technical Institute, Inc. *	4,347	38,471
WW International, Inc. *	5,647	57,769

		3,999,456

Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	1,166	90,179
Cannae Holdings, Inc. *	5,121	122,494
Equitable Holdings, Inc.	2,089	64,571
Voya Financial, Inc.	9,648	640,145

		917,389

Diversified Telecommunication Services — 0.2%
ATN International, Inc.	2,105	83,948
Cogent Communications Holdings, Inc.	5,536	367,314
Consolidated Communications Holdings, Inc. *	7,487	44,173
Contra Costa Communications CVR<>	355	—
IDT Corp., Class B *	2,980	101,588
Iridium Communications, Inc. *	1,819	73,342

		670,365

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities — 1.1%
Allete, Inc.	3,067	$205,428
Genie Energy Ltd. Class B	3,300	22,275
Hawaiian Electric Industries, Inc.	7,162	303,024
IDACORP, Inc.	2,837	327,276
MGE Energy, Inc.	3,771	300,888
NRG Energy, Inc.	14,356	550,696
OGE Energy Corp.	10,049	409,798
Otter Tail Corp.	4,597	287,313
Pinnacle West Capital Corp.	5,960	465,476
PNM Resources, Inc.	10,204	486,425
Portland General Electric Co.	5,648	311,487
Via Renewables, Inc. @	2,000	16,480

		3,686,566

Electrical Equipment — 1.3%
Acuity Brands, Inc.	1,828	346,040
Allied Motion Technologies, Inc.	1,626	48,520
Atkore, Inc. *	5,678	558,942
AZZ, Inc.	2,809	135,506
Encore Wire Corp.	2,341	267,038
EnerSys	4,742	353,611
Hubbell, Inc.	3,715	682,705
LSI Industries, Inc.	3,137	18,822
nVent Electric PLC	1,295	45,040
Powell Industries, Inc.	1,380	26,800
Preformed Line Products Co.	668	42,365
Regal Rexnord Corp.	7,570	1,126,265
Sensata Technologies Holding PLC *	10,094	513,280
Sunrun, Inc. *	6,232	189,266
Thermon Group Holdings, Inc. *	3,577	57,947
TPI Composites, Inc. *	564	7,930
Ultralife Corp. *	2,441	13,108
Vicor Corp. *	3,445	243,045

		4,676,230

Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	4,145	356,802
Arlo Technologies, Inc. *	10,925	96,795
Arrow Electronics, Inc. *	6,694	794,109
Avnet, Inc.	7,545	306,252
Badger Meter, Inc.	3,368	335,823
Bel Fuse, Inc., Class B	1,421	25,351
Belden, Inc.	4,896	271,238
Benchmark Electronics, Inc.	4,604	115,284
Cognex Corp.	4,433	342,006
Coherent, Inc. *	520	142,147
CTS Corp.	3,954	139,734
Daktronics, Inc. *	4,902	18,824
ePlus, Inc. *	3,836	215,046
Fabrinet *	4,275	449,431
FARO Technologies, Inc. *	2,298	119,312
Flex Ltd. *	28,069	520,680
Frequency Electronics, Inc. *	1,400	12,180
II-VI, Inc. *@	5,457	395,578
Insight Enterprises, Inc. *	3,841	412,216
IPG Photonics Corp. *	2,351	258,046
Itron, Inc. *	4,157	218,991
Jabil, Inc.	5,378	331,984
Key Tronic Corp. *	1,700	9,605
Kimball Electronics, Inc. *	2,987	59,710

	SHARES	VALUE†
Knowles Corp. *	7,671	$165,157
Littelfuse, Inc.	1,865	465,150
Methode Electronics, Inc.	4,122	178,276
NAPCO Security Technologies, Inc. *	5,355	109,885
National Instruments Corp.	7,611	308,930
nLight, Inc. *	400	6,936
Novanta, Inc. *	4,244	603,879
OSI Systems, Inc. *	1,764	150,152
PC Connection, Inc.	2,926	153,293
Plexus Corp. *	3,061	250,420
Richardson Electronics Ltd.	1,505	18,722
Rogers Corp. *	2,017	548,019
Sanmina Corp. *	6,551	264,791
Scansource, Inc. *	2,807	97,656
TD SYNNEX Corp.	3,213	331,614
TTM Technologies, Inc. *	10,405	154,202
Vishay Intertechnology, Inc.	11,850	232,260
Vishay Precision Group, Inc. *	1,694	54,462
Vontier Corp.	423	10,740
Wayside Technology Group, Inc.	315	10,773

		10,062,461

Energy Equipment & Services — 0.5%
Archrock, Inc.	14,737	136,023
Bristow Group, Inc. *	1,138	42,197
Core Laboratories NV	2,189	69,238
DMC Global, Inc. *	2,412	73,566
Dril-Quip, Inc. *	3,044	113,693
Exterran Corp. *	3,877	24,076
Geospace Technologies Corp. *	1,646	9,465
Gulf Island Fabrication, Inc. *	1,823	7,146
Helix Energy Solutions Group, Inc. *	14,425	68,951
Helmerich & Payne, Inc.	6,380	272,936
Nabors Industries Ltd. *	763	116,525
Natural Gas Services Group, Inc. *	2,179	25,952
NOV, Inc.	21,019	412,183
Oceaneering International, Inc. *	8,090	122,644
Oil States International, Inc. *	5,995	41,665
Patterson-UTI Energy, Inc.	599	9,273
SEACOR Marine Holdings, Inc. *	3,233	26,090
TechnipFMC PLC *	5,694	44,129
U.S. Silica Holdings, Inc. *	7,259	135,453

		1,751,205

Entertainment — 0.6%
Ballantyne Strong, Inc. *	3,464	10,669
Cinemark Holdings, Inc. *@	1,868	32,279
Gaia, Inc. *	1,407	6,922
IMAX Corp. *	4,817	91,186
Liberty Media Corp.-Liberty Braves, Class A *	338	9,728
Liberty Media Corp.-Liberty Formula One, Class A *	1,700	107,321
Liberty Media Corp.-Liberty Formula One, Class C *	11,084	774,106
Lions Gate Entertainment Corp., Class A *	4,059	65,959
Lions Gate Entertainment Corp., Class B *	5,120	76,954
Madison Square Garden Entertainment Corp. *	1,318	109,803
Marcus Corp. (The) *@	3,100	54,870
Reading International, Inc., Class A *	3,044	13,028

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
World Wrestling Entertainment, Inc., Class A @	2,212	$138,117
Zynga, Inc., Class A *	62,503	577,528

		2,068,470

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	4,055	203,804
BJ’s Wholesale Club Holdings, Inc. *	1,541	104,187
Casey’s General Stores, Inc.	2,355	466,690
Chefs’ Warehouse Inc. (The) *	4,636	151,134
Ingles Markets, Inc., Class A	1,973	175,696
Natural Grocers by Vitamin Cottage, Inc.	2,710	53,116
Performance Food Group Co. *	9,263	471,579
PriceSmart, Inc.	3,201	252,463
SpartanNash Co.	4,477	147,696
Sprouts Farmers Market, Inc. *	7,149	228,625
United Natural Foods, Inc. *	4,623	191,161
US Foods Holding Corp. *	11,021	414,720
Village Super Market, Inc., Class A	1,435	35,158
Weis Markets, Inc.	2,943	210,189

		3,106,218

Food Products — 1.9%
B&G Foods, Inc.	8,145	219,752
Bunge Ltd.	6,292	697,217
Cal-Maine Foods, Inc.	5,021	277,260
Calavo Growers, Inc.	2,189	79,789
Coffee Holding Co., Inc.	600	2,046
Darling Ingredients, Inc. *	19,384	1,558,086
Farmer Bros. Co. *	2,275	16,198
Flowers Foods, Inc.	10,685	274,711
Fresh Del Monte Produce, Inc.	5,010	129,809
Freshpet, Inc. *	585	60,044
Hostess Brands, Inc. *	4,664	102,328
Ingredion, Inc.	3,754	327,161
J&J Snack Foods Corp.	2,148	333,155
John B. Sanfilippo & Son, Inc.	1,112	92,785
Lamb Weston Holdings, Inc.	8,392	502,765
Lancaster Colony Corp.	2,908	433,728
Landec Corp. *	3,872	44,838
Lifeway Foods, Inc. *	1,756	12,678
Limoneira Co.	2,072	30,417
Pilgrim’s Pride Corp. *	5,624	141,162
Post Holdings, Inc. *	4,776	330,786
Rocky Mountain Chocolate Factory, Inc.	1,260	9,374
Sanderson Farms, Inc.	2,524	473,225
Seaboard Corp.	42	176,631
Seneca Foods Corp., Class A *	800	41,232
Tootsie Roll Industries, Inc.	5,000	174,787
TreeHouse Foods, Inc. *	225	7,258

		6,549,222

Gas Utilities — 1.1%
Atmos Energy Corp.	6,662	796,042
Chesapeake Utilities Corp.	2,106	290,123
National Fuel Gas Co.	4,000	274,800
New Jersey Resources Corp.	9,687	444,246
Northwest Natural Holding Co.	3,354	173,469
ONE Gas, Inc.	5,011	442,171
RGC Resources, Inc.	600	12,828
South Jersey Industries, Inc.	10,442	360,771
Southwest Gas Holdings, Inc.	4,019	314,647
Spire, Inc.	4,808	345,022

	SHARES	VALUE†
UGI Corp.	10,146	$367,488

		3,821,607

Health Care — 0.0%
Contra Aduro Biotech §	237	429

Health Care Equipment & Supplies — 3.0%
Accuray, Inc. *	10,241	33,898
Achillion Pharmaceuticals, Inc. @§	23,152	12,589
Angiodynamics, Inc. *	4,953	106,688
Apyx Medical Corp. *	1,030	6,726
Artivion, Inc. *	5,028	107,499
AtriCure, Inc. *	3,477	228,335
Atrion Corp.	201	143,313
Avanos Medical, Inc. *	5,588	187,198
Axogen, Inc. *	2,479	19,683
Axonics, Inc. *	2,988	187,049
Cardiovascular Systems, Inc. *	2,885	65,201
CONMED Corp.	2,494	370,484
Cutera, Inc. *@	1,969	135,861
Dentsply Sirona, Inc.	8,909	438,501
Electromed, Inc. *	2,175	27,057
Envista Holdings Corp. *	11,739	571,807
Fonar Corp. *	1,282	23,781
Glaukos Corp. *	2,946	170,338
Globus Medical, Inc., Class A *	6,108	450,648
Haemonetics Corp. *	4,819	304,657
Heska Corp. *	1,113	153,906
ICU Medical, Inc. *	1,721	383,163
Inari Medical, Inc. *	1,114	100,973
Inogen, Inc. *	2,495	80,888
Integer Holdings Corp. *	3,152	253,957
Integra LifeSciences Holdings Corp. *	6,371	409,400
IntriCon Corp. *	1,000	23,860
Invacare Corp. *	4,558	6,427
iRadimed Corp.	325	14,573
iRhythm Technologies, Inc. *	101	15,904
Lantheus Holdings, Inc. *	7,277	402,491
LeMaitre Vascular, Inc.	2,735	127,095
LENSAR, Inc. *	1,385	10,249
LivaNova PLC *	5,101	417,415
Masimo Corp. *	1,950	283,803
Meridian Bioscience, Inc. *	4,782	124,141
Merit Medical Systems, Inc. *	5,761	383,222
Mesa Laboratories, Inc.	188	47,917
Natus Medical, Inc. *	4,076	107,117
Neogen Corp. *	10,822	333,750
Nevro Corp. *	822	59,455
Novocure Ltd. *@	532	44,076
NuVasive, Inc. *	5,261	298,299
OraSure Technologies, Inc. *	9,521	64,552
Orthofix Medical, Inc. *	2,039	66,675
OrthoPediatrics Corp. *	768	41,464
Penumbra, Inc. *	2,823	627,073
Quidel Corp. *	4,661	524,176
SeaSpine Holdings Corp. *	2,964	36,042
Shockwave Medical, Inc. *	2,116	438,774
SI-BONE, Inc. *	1,793	40,522
STAAR Surgical Co. *	3,622	289,434
SurModics, Inc. *	1,788	81,050
Tactile Systems Technology, Inc. *	1,097	22,115
Tandem Diabetes Care, Inc. *	3,113	362,011
TransMedics Group, Inc. *	1,354	36,477
UFP Technologies, Inc. *	913	60,413
Utah Medical Products, Inc.	630	56,612
Varex Imaging Corp. *@	2,200	46,838

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
ViewRay, Inc. *	7,099	$27,828

		10,495,450

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc. *	6,699	438,985
Addus HomeCare Corp. *	1,522	141,987
Amedisys, Inc. *	3,317	571,486
AMN Healthcare Services, Inc. *	4,751	495,672
Apollo Medical Holdings, Inc. *@	2,478	120,109
Brookdale Senior Living, Inc. *	16,230	114,421
Chemed Corp.	1,565	792,751
Community Health Systems, Inc. *	11,147	132,315
Corvel Corp. *	2,837	477,864
Covetrus, Inc. *	7,116	119,478
Cross Country Healthcare, Inc. *	5,512	119,445
DaVita, Inc. *	8,508	962,340
Encompass Health Corp.	7,416	527,352
Ensign Group, Inc. (The)	6,774	609,728
Enzo Biochem, Inc. *	6,609	19,166
Guardant Health, Inc. *	3,688	244,293
Hanger, Inc. *	3,413	62,560
HealthEquity, Inc. *	5,161	348,058
Henry Schein, Inc. *	10,880	948,627
InfuSystem Holdings, Inc. *	600	5,880
Joint Corp. (The) *	1,139	40,309
LHC Group, Inc. *	3,259	549,467
Mednax, Inc. *	6,014	141,209
ModivCare, Inc. *	1,383	159,584
National Healthcare Corp.	1,582	111,104
National Research Corp.	2,987	118,434
Option Care Health, Inc. *	3,340	95,390
Owens & Minor, Inc.	7,179	316,020
Patterson Cos., Inc.	6,230	201,665
Pennant Group, Inc. (The) *	3,997	74,464
PetIQ, Inc. *@	1,504	36,698
Premier, Inc., Class A	3,891	138,481
Progyny, Inc. *	7,065	363,141
R1 RCM, Inc. *	20,856	558,107
RadNet, Inc. *	5,402	120,843
Select Medical Holdings Corp.	12,138	291,191
Sharps Compliance Corp. *	823	4,856
Surgery Partners, Inc. *	6,352	349,678
Tenet Healthcare Corp. *	11,198	962,580
Tivity Health, Inc. *	3,606	116,005
U.S. Physical Therapy, Inc.	1,511	150,269
Universal Health Services, Inc., Class B	3,730	540,663

		12,692,675

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	14,834	334,062
Computer Programs & Systems, Inc. *	1,636	56,360
Evolent Health, Inc., Class A *	4,696	151,681
Health Catalyst, Inc. *@	1,300	33,969
HealthStream, Inc. *	3,803	75,756
Inspire Medical Systems, Inc. *	600	154,014
NextGen Healthcare, Inc. *	6,391	133,636
Omnicell, Inc. *	4,593	594,747
OptimizeRx Corp. *	1,202	45,327

	SHARES	VALUE†
Simulations Plus, Inc. @	358	$18,251

		1,597,803

Hotels, Restaurants & Leisure — 2.9%
Aramark	13,415	504,404
Biglari Holdings, Inc., Class A *	7	5,029
Biglari Holdings, Inc., Class B *	74	10,701
BJ’s Restaurants, Inc. *	2,751	77,853
Bloomin’ Brands, Inc. @	8,154	178,899
Bluegreen Vacations Holding Corp. *	417	12,331
Boyd Gaming Corp.	1,865	122,680
Brinker International, Inc. *	5,679	216,711
Carrols Restaurant Group, Inc.	8,916	20,150
Cheesecake Factory, Inc. (The) *	5,035	200,343
Choice Hotels International, Inc.	6,024	853,962
Churchill Downs, Inc.	3,811	845,203
Chuy’s Holdings, Inc. *	2,478	66,906
Cracker Barrel Old Country Store, Inc.	2,324	275,928
Dave & Buster’s Entertainment, Inc. *	4,530	222,423
Denny’s Corp. *	4,694	67,171
El Pollo Loco Holdings, Inc. *	4,284	49,780
Everi Holdings, Inc. *	4,400	92,400
Fiesta Restaurant Group, Inc. *	4,058	30,333
Hilton Grand Vacations, Inc. *	559	29,074
Hyatt Hotels Corp., Class A *	811	77,410
International Game Technology PLC @	969	23,915
Jack in the Box, Inc.	3,000	280,230
Marriott Vacations Worldwide Corp.	5,154	812,786
Monarch Casino & Resort, Inc. *	1,490	129,973
Nathan’s Famous, Inc.	794	43,011
Norwegian Cruise Line Holdings Ltd. *@	11,485	251,292
Papa John’s International, Inc.	4,290	451,651
Penn National Gaming, Inc. *	555	23,543
Planet Fitness, Inc. Class A *	8,887	750,774
Playa Hotels & Resorts NV *	1,000	8,650
Red Robin Gourmet Burgers, Inc. *	1,717	28,949
Ruth’s Hospitality Group, Inc.	2,754	63,011
Scientific Games Corp., Class A *	1,500	88,125
SeaWorld Entertainment, Inc. *	3,316	246,843
Shake Shack, Inc., Class A *	2,266	153,861
Texas Roadhouse, Inc.	6,983	584,687
Travel + Leisure Co.	3,148	182,395
Vail Resorts, Inc.	2,071	539,019
Wendy’s Co. (The)	22,109	485,735
Wingstop, Inc.	2,032	238,455
Wyndham Hotels & Resorts, Inc.	5,481	464,186
Wynn Resorts Ltd. *	4,478	357,076

		10,167,858

Household Durables — 1.9%
Bassett Furniture Industries, Inc.	1,080	17,885
Beazer Homes USA, Inc. *	1,643	25,006
Cavco Industries, Inc. *	986	237,478
Century Communities, Inc.	3,674	196,816
Ethan Allen Interiors, Inc.	2,598	67,730
Flexsteel Industries, Inc.	1,069	20,632
Green Brick Partners, Inc. *	4,024	79,514
Hamilton Beach Brands Holding Co., Class A	2,000	23,260
Helen of Troy Ltd. *	2,629	514,863
Hooker Furnishings Corp.	1,742	32,994
Installed Building Products, Inc.	3,050	257,695

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
iRobot Corp. *	3,109	$197,111
KB Home	7,849	254,151
La-Z-Boy, Inc.	4,321	113,945
Leggett & Platt, Inc.	8,008	278,678
Lifetime Brands, Inc.	3,200	41,088
M.D.C. Holdings, Inc.	6,276	237,484
M/I Homes, Inc. *	3,074	136,332
Meritage Homes Corp. *	3,491	276,592
Mohawk Industries, Inc. *	3,847	477,797
Newell Brands, Inc.	27,926	597,896
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	140,822
Sonos, Inc. *	902	25,454
Taylor Morrison Home Corp. *	9,778	266,157
Tempur Sealy International, Inc.	19,486	544,049
Toll Brothers, Inc.	10,507	494,039
TopBuild Corp. *	3,486	632,326
TRI Pointe Homes, Inc. *	12,577	252,546
Tupperware Brands Corp. *	773	15,035
Universal Electronics, Inc. *	1,292	40,362
VOXX International Corp. *	3,284	32,741

		6,528,478

Household Products — 0.2%
Central Garden & Pet Co. *	1,247	54,818
Central Garden & Pet Co., Class A *	4,555	185,753
Spectrum Brands Holdings, Inc.	3,742	331,990
WD-40 Co. @	1,589	291,153

		863,714

Independent Power Producers & Energy Traders — 0.5%
Atlantica Sustainable Infrastructure PLC	1,800	63,126
Brookfield Renewable Corp. Class A	2,097	91,849
Clearway Energy, Inc., Class A	3,716	123,817
Clearway Energy, Inc., Class C	9,495	346,663
Ormat Technologies, Inc.	5,451	446,055
Sunnova Energy International, Inc. *@	350	8,071
Vistra Corp.	28,253	656,882

		1,736,463

Insurance — 4.1%
Alleghany Corp. *	890	753,830
Ambac Financial Group, Inc. *	4,434	46,114
American Equity Investment Life Holding Co.	10,429	416,221
American Financial Group, Inc.	4,216	613,934
American National Group, Inc.	1,348	254,893
AMERISAFE, Inc.	1,961	97,403
Argo Group International Holdings Ltd.	3,856	159,176
Assurant, Inc.	4,101	745,685
Assured Guaranty Ltd.	4,657	296,465
Axis Capital Holdings Ltd.	4,830	292,070
Brighthouse Financial, Inc. *	5,115	264,241
Citizens, Inc. *	6,126	25,974
CNO Financial Group, Inc.	10,476	262,843
Crawford & Co., Class A	5,638	42,623
Crawford & Co., Class B	3,345	24,385
Donegal Group, Inc., Class A	3,630	48,678
eHealth, Inc. *	3,214	39,886
Employers Holdings, Inc.	2,665	109,318
Enstar Group Ltd. *	1,195	312,074
Erie Indemnity Co., Class A	1,600	281,808
Everest Re Group Ltd.	2,558	770,930
Fidelity National Financial, Inc.	12,902	630,134

	SHARES	VALUE†
First American Financial Corp.	7,508	$486,669
Genworth Financial, Inc., Class A *	14,918	56,390
Global Indemnity Group LLC Class A	2,287	59,668
Globe Life, Inc.	5,598	563,159
Greenlight Capital Re Ltd., Class A *	3,275	23,154
Hallmark Financial Services, Inc. *	4,500	16,335
Hanover Insurance Group, Inc. (The)	2,145	320,720
HCI Group, Inc.	1,239	84,475
Heritage Insurance Holdings, Inc.	3,869	27,625
Horace Mann Educators Corp.	4,392	183,717
Investors Title Co.	279	56,696
James River Group Holdings Ltd.	829	20,509
Kemper Corp.	5,843	330,363
Kingstone Cos., Inc.	2,759	14,678
Kinsale Capital Group, Inc.	400	91,208
Lincoln National Corp.	8,515	556,540
Maiden Holdings Ltd. *	9,822	23,671
MBIA, Inc. *	24,418	375,793
Mercury General Corp.	5,391	296,505
Old Republic International Corp.	20,327	525,860
Primerica, Inc.	4,105	561,646
ProAssurance Corp.	5,438	146,173
Reinsurance Group of America, Inc.	3,019	330,460
RenaissanceRe Holdings Ltd.	2,896	459,045
RLI Corp.	5,024	555,805
Safety Insurance Group, Inc.	1,656	150,448
Selective Insurance Group, Inc.	6,118	546,704
Stewart Information Services Corp.	3,069	186,012
Trupanion, Inc. *	157	13,992
Unico American Corp. *	1,700	4,998
United Fire Group, Inc.	2,400	74,568
United Insurance Holdings Corp.	5,146	17,033
Universal Insurance Holdings, Inc.	4,293	57,913
Unum Group	14,680	462,567
W. R. Berkley Corp.	1,696	112,970
White Mountains Insurance Group Ltd.	28	31,815

		14,314,569

Interactive Media & Services — 0.2%
Angi, Inc. *	2,836	16,080
Cargurus, Inc. *	2,133	90,567
DHI Group, Inc. *	8,881	52,842
QuinStreet, Inc. *	5,180	60,088
Travelzoo *	1,588	10,417
Yelp, Inc. *	812	27,698
Ziff Davis, Inc. *	2,996	289,953

		547,645

Internet & Catalog Retail — 0.2%
1-800-Flowers.com, Inc., Class A *	3,880	49,509
Liquidity Services, Inc. *	4,207	72,024
PetMed Express, Inc. @	2,360	60,888
Qurate Retail, Inc., Series A	15,608	74,294
Shutterstock, Inc.	3,731	347,281

		603,996

IT Services — 2.0%
Alliance Data Systems Corp.	2,224	124,878
Amdocs Ltd.	5,665	465,720
BM Technologies, Inc. *	823	7,037
Cass Information Systems, Inc.	1,788	65,995
Computer Task Group, Inc. *	4,027	39,344
Concentrix Corp.	3,341	556,477
Conduent, Inc. *	3,934	20,299
CSG Systems International, Inc.	4,225	268,583
DXC Technology Co. *	10,737	350,348
Euronet Worldwide, Inc. *	2,789	362,988

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
ExlService Holdings, Inc. *	3,892	$557,607
Genpact Ltd.	12,745	554,535
Globant SA *	1,651	432,678
GoDaddy, Inc., Class A *	8,025	671,693
Hackett Group, Inc. (The)	4,098	94,500
Limelight Networks, Inc. *@	15,146	79,062
Liveramp Holdings, Inc. *	8,339	311,795
Maximus, Inc.	2,874	215,406
MoneyGram International, Inc. *	131	1,383
Perficient, Inc. *	4,602	506,634
PFSweb, Inc. *	3,727	42,600
TTEC Holdings, Inc.	4,929	406,741
Unisys Corp. *	700	15,127
Western Union Co. (The)	10,702	200,555
WEX, Inc. *	2,575	459,509

		6,811,494

Leisure Equipment & Products — 0.6%
American Outdoor Brands, Inc. *	1,946	25,551
Brunswick Corp.	4,070	329,222
Clarus Corp.	1,907	43,441
Escalade, Inc.	1,950	25,740
Hasbro, Inc.	3,528	289,014
Johnson Outdoors, Inc., Class A	1,000	77,730
Malibu Boats, Inc., Class A *	2,116	122,749
Marine Products Corp.	3,930	45,392
MasterCraft Boat Holdings, Inc. *	2,183	53,724
Mattel, Inc. *	16,916	375,704
Nautilus, Inc. *	2,812	11,585
Polaris, Inc.	3,530	371,780
Smith & Wesson Brands, Inc.	4,598	69,568
Vista Outdoor, Inc. *	4,383	156,429
YETI Holdings, Inc. *	2,442	146,471

		2,144,100

Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. *	2,010	152,901
Adaptive Biotechnologies Corp. *	200	2,776
Azenta, Inc.	7,168	594,084
Bruker Corp.	11,719	753,532
Codexis, Inc. *	4,499	92,769
Fluidigm Corp. *	1,700	6,103
Harvard Bioscience, Inc. *	5,522	34,292
Inotiv, Inc. *@	239	6,257
Medpace Holdings, Inc. *	2,778	454,453
NeoGenomics, Inc. *	6,214	75,500
Repligen Corp. *	4,248	799,006
Sotera Health Co. *	2,361	51,139
Syneos Health, Inc. *	7,939	642,662

		3,665,474

Machinery — 4.8%
AGCO Corp.	4,642	677,871
Alamo Group, Inc.	1,320	189,803
Albany International Corp., Class A	3,323	280,195
Allison Transmission Holdings, Inc.	7,391	290,171
Altra Industrial Motion Corp.	2,666	103,787
Astec Industries, Inc.	2,667	114,681
Barnes Group, Inc.	4,989	200,508
Blue Bird Corp. *	2,584	48,631

	SHARES	VALUE†
Chart Industries, Inc. *	3,344	$574,399
CIRCOR International, Inc. *	2,600	69,212
Colfax Corp. *	1,255	49,936
Columbus McKinnon Corp.	2,642	112,021
Commercial Vehicle Group, Inc. *	3,758	31,755
Crane Co.	3,089	334,477
Donaldson Co., Inc.	8,206	426,138
Douglas Dynamics, Inc.	2,507	86,717
Eastern Co. (The)	1,272	29,625
Enerpac Tool Group Corp.	6,499	142,263
EnPro Industries, Inc.	2,344	229,079
ESCO Technologies, Inc.	2,646	185,008
Federal Signal Corp.	5,985	201,994
Flowserve Corp.	8,820	316,638
Franklin Electric Co., Inc.	5,666	470,505
Gorman-Rupp Co. (The)	3,803	136,452
Graco, Inc.	10,654	742,797
Graham Corp.	1,759	13,562
Greenbrier Cos., Inc. (The)	3,984	205,216
Helios Technologies, Inc.	3,760	301,740
Hurco Cos., Inc.	1,000	31,520
Hyster-Yale Materials Handling, Inc.	1,765	58,616
ITT, Inc.	5,131	385,902
John Bean Technologies Corp.	3,520	417,014
Kadant, Inc.	1,660	322,355
Kennametal, Inc.	6,340	181,387
LB Foster Co., Class A *	2,165	33,276
Lincoln Electric Holdings, Inc.	3,365	463,731
Lindsay Corp.	1,209	189,825
Manitex International, Inc. *	1,300	9,464
Manitowoc Co., Inc. (The) *	3,607	54,394
Meritor, Inc. *	7,601	270,368
Middleby Corp. (The) *	4,055	664,777
Miller Industries, Inc.	1,261	35,510
Mueller Industries, Inc.	6,958	376,915
Mueller Water Products, Inc., Class A	16,726	216,100
NN, Inc. *	5,264	15,160
Nordson Corp.	2,976	675,790
Omega Flex, Inc.	1,002	130,130
Oshkosh Corp.	4,130	415,684
Park-Ohio Holdings Corp.	2,182	30,701
Pentair PLC	11,013	597,015
Perma-Pipe International Holdings, Inc. *	1,900	17,917
Proto Labs, Inc. *	2,997	158,541
RBC Bearings, Inc. *	1,730	335,412
Shyft Group, Inc. (The)	3,913	141,298
Snap-On, Inc.	1,600	328,768
SPX Corp. *	4,956	244,876
SPX FLOW, Inc.	3,884	334,878
Standex International Corp.	1,427	142,586
Tennant Co.	2,037	160,516
Terex Corp.	6,869	244,949
Timken Co. (The)	6,902	418,951
Titan International, Inc. *	7,879	116,058
Toro Co. (The)	7,421	634,421
Trinity Industries, Inc.	4,908	168,639
Wabash National Corp.	6,446	95,659
Watts Water Technologies, Inc., Class A	3,406	475,443
Welbilt, Inc. *	25,499	605,601

		16,765,328

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine — 0.3%
Costamare, Inc.	5,728	$97,662
Eagle Bulk Shipping, Inc. @	436	29,696
Eneti, Inc.	420	2,667
Kirby Corp. *	4,368	315,326
Matson, Inc.	5,291	638,201

		1,083,552

Media — 1.3%
Altice USA, Inc., Class A *	8,066	100,664
AMC Networks, Inc., Class A *	2,989	121,443
Cable One, Inc.	397	581,303
Entravision Communications Corp., Class A	5,678	36,396
EW Scripps Co. (The), Class A *	7,073	147,048
Gannett Co., Inc. *	1	5
Gray Television, Inc.	8,433	186,116
Hemisphere Media Group, Inc. *	2,950	13,481
Interpublic Group of Cos., Inc. (The)	16,227	575,247
John Wiley & Sons, Inc., Class A	1,866	98,954
Loyalty Ventures, Inc. *	889	14,695
New York Times Co. (The), Class A	18,114	830,346
News Corp., Class A	19,977	442,491
News Corp., Class B	3,804	85,666
Nexstar Media Group, Inc. Class A	4,189	789,543
Saga Communications, Inc., Class A	664	15,172
Scholastic Corp.	3,519	141,745
TechTarget, Inc. *	3,517	285,862

		4,466,177

Metals & Mining — 2.5%
Alcoa Corp.	15,179	1,366,565
Allegheny Technologies, Inc. *	11,817	317,168
Ampco-Pittsburgh Corp. *	1,498	9,452
Carpenter Technology Corp.	4,542	190,673
Century Aluminum Co. *	10,675	280,859
Cleveland-Cliffs, Inc. *	21,519	693,127
Coeur Mining, Inc. *	17,429	77,559
Commercial Metals Co.	13,236	550,882
Compass Minerals International, Inc.	3,215	201,870
Ferroglobe Representation & Warranty Insurance Trust §	24,025	—
Fortitude Gold Corp.	4,671	34,285
Friedman Industries, Inc.	700	6,167
Haynes International, Inc.	1,229	52,355
Hecla Mining Co.	30,869	202,809
Kaiser Aluminum Corp.	2,372	223,348
Materion Corp.	2,319	198,831
Olympic Steel, Inc.	1,200	46,152
Reliance Steel & Aluminum Co.	5,864	1,075,164
Royal Gold, Inc.	4,388	619,937
Ryerson Holding Corp.	5,114	179,092
Schnitzer Steel Industries, Inc., Class A	2,809	145,900
Steel Dynamics, Inc.	14,567	1,215,325
SunCoke Energy, Inc.	8,204	73,098
TimkenSteel Corp. *	5,303	116,030
United States Steel Corp. @	12,381	467,259
Universal Stainless & Alloy Products, Inc. *	1,092	9,479
Worthington Industries, Inc.	4,458	229,186

		8,582,572

Multi-Utilities — 0.5%
Avista Corp.	6,896	311,354
Black Hills Corp.	6,023	463,892
NiSource, Inc.	18,689	594,310
NorthWestern Corp. @	4,148	250,913

	SHARES	VALUE†
Unitil Corp.	1,923	$95,919

		1,716,388

Multiline Retail — 0.5%
Big Lots, Inc.	2,922	101,101
Dillard’s, Inc., Class A	1,103	296,034
Kohl’s Corp.	11,023	666,450
Macy’s, Inc.	19,449	473,778
Nordstrom, Inc.	346	9,380
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	161,229

		1,707,972

Oil, Gas & Consumable Fuels — 3.1%
Adams Resources & Energy, Inc.	536	20,631
Antero Midstream Corp.	1,022	11,109
APA Corp.	12,500	516,625
Arch Resources, Inc. @	1,314	180,517
Ardmore Shipping Corp. *	1,612	7,254
Chesapeake Energy Corp. @	4,468	388,716
Civitas Resources, Inc.	1,752	104,612
Clean Energy Fuels Corp. *	20,279	161,015
CNX Resources Corp. *	16,780	347,682
CONSOL Energy, Inc. *	2,376	89,409
Continental Resources, Inc.	4,981	305,485
Coterra Energy, Inc.	44,762	1,207,231
CVR Energy, Inc.	3,184	81,319
Delek US Holdings, Inc. *	7,082	150,280
DHT Holdings, Inc.	16,250	94,250
Diamondback Energy, Inc.	641	87,868
Dorian LPG Ltd.	3,332	48,281
Earthstone Energy, Inc., Class A *	3,602	45,493
EnLink Midstream LLC	22,969	221,651
EQT Corp.	16,054	552,418
Equitrans Midstream Corp.	4,100	34,604
Evolution Petroleum Corp.	5,356	36,367
Green Plains, Inc. *	5,096	158,027
HF Sinclair Corp.	9,611	382,998
International Seaways, Inc.	4,383	79,069
Magnolia Oil & Gas Corp., Class A	1,028	24,312
Marathon Oil Corp.	31,488	790,664
Matador Resources Co.	10,827	573,615
Murphy Oil Corp.	13,521	546,113
NACCO Industries, Inc., Class A	1,000	39,220
Overseas Shipholding Group, Inc., Class A *	11,837	24,739
Par Pacific Holdings, Inc. *	4,135	53,838
PBF Energy, Inc., Class A *	9,903	241,336
PDC Energy, Inc.	8,838	642,346
Range Resources Corp. *	8,409	255,465
Renewable Energy Group, Inc. *	4,892	296,700
Rex American Resources Corp. *	788	78,485
Scorpio Tankers, Inc.	4,277	91,442
SFL Corp. Ltd.	10,975	111,726
SilverBow Resources, Inc. *	1,024	32,768
Southwestern Energy Co. *	61,346	439,851
Talos Energy, Inc. *	4,465	70,502
Targa Resources Corp.	10,817	816,359
World Fuel Services Corp.	4,796	129,684

		10,572,076

Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	1,838	51,519
Glatfelter Corp.	6,141	76,026
Louisiana-Pacific Corp.	10,788	670,151
Mercer International, Inc.	7,857	109,605
Neenah, Inc.	1,974	78,289
Resolute Forest Products, Inc.	7,629	98,490

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
Schweitzer-Mauduit International, Inc.	3,456	$95,040

		1,179,120

Personal Products — 0.6%
BellRing Brands, Inc. *	6,054	139,726
Coty, Inc., Class A *	43,703	392,890
Edgewell Personal Care Co.	4,450	163,182
Herbalife Nutriation Ltd. *	9,462	287,266
Inter Parfums, Inc.	3,888	342,339
Medifast, Inc.	1,490	254,462
Natural Alternatives International, Inc. *	1,000	11,520
Natural Health Trends Corp.	1,100	7,788
Nature’s Sunshine Products, Inc. *	1,700	28,594
Nu Skin Enterprises, Inc., Class A	4,636	221,972
United-Guardian, Inc.	600	13,524
USANA Health Sciences, Inc. *	2,205	175,187

		2,038,450

Pharmaceuticals — 1.0%
Amneal Pharmaceuticals, Inc. *	7,273	30,328
Amphastar Pharmaceuticals, Inc. *	5,670	203,553
ANI Pharmaceuticals, Inc. *	1,305	36,683
Antares Pharma, Inc. *	9,163	37,568
Cara Therapeutics, Inc. *	2,304	27,994
Collegium Pharmaceutical, Inc. *	1,588	32,332
Contra Zogenix, Inc. @<>	3,347	2,276
Corcept Therapeutics, Inc. *	4,653	104,786
Cumberland Pharmaceuticals, Inc. *	5,912	16,672
Elanco Animal Health, Inc. *	12,367	322,655
Endo International PLC *	15,983	36,921
Innoviva, Inc. *	5,963	115,384
Intra-Cellular Therapies, Inc. *	4,163	254,734
Jazz Pharmaceuticals PLC *	4,717	734,295
Marinus Pharmaceuticals, Inc. *@	1,733	16,204
Nektar Therapeutics *	7,979	43,007
NGM Biopharmaceuticals, Inc. *	3,008	45,872
Organon & Co.	5,795	202,419
Otonomy, Inc. *	6,289	15,094
Pacira BioSciences, Inc. *	2,517	192,097
Perrigo Co. PLC	12,427	477,570
Phathom Pharmaceuticals, Inc. *@	1,013	13,787
Phibro Animal Health Corp., Class A	1,835	36,608
Prestige Consumer Healthcare, Inc. *	6,078	321,769
Relmada Therapeutics, Inc. *	400	10,796
Revance Therapeutics, Inc. *	375	7,312
SIGA Technologies, Inc. *	1,900	13,471
Supernus Pharmaceuticals, Inc. *	5,158	166,707
Taro Pharmaceutical Industries Ltd. *	782	33,829

		3,552,723

Professional Services — 2.6%
Acacia Research Corp. *	1,995	8,997
ASGN, Inc. *	5,882	686,488
Barrett Business Services, Inc.	935	72,435
Booz Allen Hamilton Holding Corp.	1,166	102,421
CACI International, Inc., Class A *	2,530	762,188
CBIZ, Inc. *	6,173	259,081
CRA International, Inc.	773	65,133
Exponent, Inc.	5,886	635,982
Forrester Research, Inc. *	2,360	133,151

	SHARES	VALUE†
Franklin Covey Co. *	2,254	$101,926
FTI Consulting, Inc. *	3,703	582,186
Heidrick & Struggles International, Inc.	1,928	76,310
Huron Consulting Group, Inc. *	2,643	121,076
ICF International, Inc.	2,012	189,410
Insperity, Inc.	4,545	456,409
KBR, Inc.	14,771	808,417
Kelly Services, Inc., Class A	4,683	101,574
Kforce, Inc.	3,397	251,276
Korn Ferry	5,760	374,054
Manpowergroup, Inc.	3,514	330,035
ManTech International Corp., Class A	2,716	234,092
Mastech Digital, Inc. *	2,122	39,236
Mistras Group, Inc. *	3,084	20,385
Nielsen Holdings PLC	23,063	628,236
RCM Technologies, Inc. *	2,995	29,531
Resources Connection, Inc.	3,396	58,207
Robert Half International, Inc.	7,950	907,731
Science Applications International Corp.	2,559	235,863
TriNet Group, Inc. *	7,048	693,241
TrueBlue, Inc. *	3,431	99,122

		9,064,193

Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc. §	6,699	113

Real Estate Management & Development — 0.8%
Douglas Elliman, Inc.	6,138	44,807
Forestar Group, Inc. *	1,150	20,424
Howard Hughes Corp. (The) *	3,042	315,182
Jones Lang LaSalle, Inc. *	3,879	928,865
Kennedy-Wilson Holdings, Inc.	13,722	334,680
Marcus & Millichap, Inc.	3,813	200,869
Maui Land & Pineapple Co., Inc. *	2,324	25,820
Newmark Group, Inc., Class A	24,049	382,860
Rafael Holdings, Inc., Class B *	3,010	7,555
RE/MAX Holdings, Inc., Class A	1,837	50,940
Realogy Holdings Corp. *	5,347	83,841
RMR Group, Inc. (The) Class A	1,159	36,045
St. Joe Co. (The)	2,868	169,900
Stratus Properties, Inc. *	313	13,484
Tejon Ranch Co. *	2,949	53,849

		2,669,121

Road & Rail — 1.0%
AMERCO	900	537,246
ArcBest Corp.	3,093	248,986
Covenant Logistics Group, Inc.	1,911	41,144
Heartland Express, Inc.	8,017	112,799
Knight-Swift Transportation Holdings, Inc.	10,458	527,711
Landstar System, Inc.	2,867	432,430
Marten Transport Ltd.	7,902	140,339
P.A.M. Transportation Services, Inc. *	6,092	211,697
Saia, Inc. *	3,397	828,257
Schneider National, Inc., Class B	1,500	38,250
Universal Logistics Holdings, Inc.	2,551	51,403
USA Truck, Inc. *	2,154	44,372
Werner Enterprises, Inc.	6,797	278,677
Yellow Corp. *	2,108	14,777

		3,508,088

Semiconductors & Semiconductor Equipment — 3.7%
ACM Research, Inc.,Class A *	717	14,835

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Alpha & Omega Semiconductor Ltd. *	2,886	$157,720
Ambarella, Inc. *	1,615	169,446
Amkor Technology, Inc.	22,679	492,588
Amtech Systems, Inc. *	2,822	28,389
Axcelis Technologies, Inc. *	3,944	297,890
AXT, Inc. *	5,653	39,684
Ceva, Inc. *	3,095	125,812
Cirrus Logic, Inc. *	5,956	505,009
CMC Materials, Inc.	3,366	624,056
Cohu, Inc. *	5,114	151,374
Cyberoptics Corp. *	1,123	45,571
Diodes, Inc. *	5,169	449,651
First Solar, Inc. *	8,994	753,158
FormFactor, Inc. *	9,854	414,164
GSI Technology, Inc. *	4,641	17,775
Kulicke & Soffa Industries, Inc. @	5,414	303,292
Lattice Semiconductor Corp. *	15,739	959,292
MACOM Technology Solutions Holdings, Inc. *	447	26,762
Magnachip Semiconductor Corp. *	4,588	77,583
MaxLinear, Inc. *	7,715	450,170
MKS Instruments, Inc.	5,561	834,150
NeoPhotonics Corp. *	5,402	82,164
NVE Corp.	502	27,344
Onto Innovation, Inc. *	4,376	380,231
PDF Solutions, Inc. *	4,938	137,622
Photronics, Inc. *	7,008	118,926
Pixelworks, Inc. *	6,964	20,683
Power Integrations, Inc.	6,542	606,313
Rambus, Inc. *	14,241	454,145
Semtech Corp. *	7,337	508,748
Silicon Laboratories, Inc. *	3,982	598,096
Synaptics, Inc. *	5,027	1,002,887
Ultra Clean Holdings, Inc. *	4,298	182,192
Universal Display Corp.	3,037	507,027
Veeco Instruments, Inc. *	4,666	126,869
Wolfspeed, Inc. *@	10,030	1,142,016

		12,833,634

Software — 2.8%
ACI Worldwide, Inc. *	10,834	341,163
Agilysys, Inc. *	2,848	113,578
Alarm.com Holdings, Inc. *	465	30,904
Altair Engineering, Inc., Class A *	258	16,615
Alteryx, Inc., Class A *	2,077	148,568
American Software, Inc., Class A	4,461	92,967
Appfolio, Inc., Class A *	2,105	238,307
Aspen Technology, Inc. *	4,750	785,507
Asure Software, Inc. *	3,022	17,981
Avalara, Inc. *	1,448	144,090
Aware, Inc. *	4,900	14,700
Black Knight, Inc. *	200	11,598
Blackbaud, Inc. *	5,719	342,397
Blackline, Inc. *	700	51,254
Bsquare Corp. *	2,300	3,979
CDK Global, Inc.	7,726	376,102
Cognyte Software Ltd. *	8,163	92,324
Commvault Systems, Inc. *	646	42,862
Consensus Cloud Solutions, Inc. *	998	60,010
Coupa Software, Inc. *	1,210	122,972
Dolby Laboratories, Inc., Class A	2,281	178,420
Dropbox, Inc., Class A *	9,814	228,176
Ebix, Inc.	2,155	71,438

	SHARES	VALUE†
eGain Corp. *	4,304	$49,840
Elastic NV *	2,426	215,793
Envestnet, Inc. *	1,760	131,014
Five9, Inc. *	3,484	384,634
Guidewire Software, Inc. *	4,139	391,632
InterDigital, Inc.	3,064	195,483
Manhattan Associates, Inc. *	3,948	547,627
Model N, Inc. *	401	10,787
NCR Corp. *	2,088	83,917
OneSpan, Inc. *	3,696	53,370
Paylocity Holding Corp. *	3,577	736,039
Pegasystems, Inc.	6,514	525,354
Progress Software Corp.	4,772	224,713
Qualys, Inc. *	4,157	591,998
Sailpoint Technologies Holdings, Inc. *	770	39,409
Smartsheet, Inc., Class A *	5,420	296,908
Teradata Corp. *	5,855	288,593
Varonis Systems, Inc. *	1,100	52,294
Verint Systems, Inc. *	6,847	353,990
Vonage Holdings Corp. *	25,008	507,412
Xperi Holding Corp.	19,304	334,345
Zendesk, Inc. *	995	119,689

		9,660,753

Specialty Retail — 3.1%
Aaron’s Co. Inc. (The)	4,459	89,537
Abercrombie & Fitch Co., Class A *	5,443	174,121
Advance Auto Parts, Inc.	3,935	814,388
America’s Car-Mart, Inc. *	822	66,220
American Eagle Outfitters, Inc. @	14,850	249,480
Asbury Automotive Group, Inc. *	2,143	343,309
AutoNation, Inc. *	2,381	237,100
Barnes & Noble Education, Inc. *	5,686	20,356
Bath & Body Works, Inc.	1,927	92,111
Bed Bath & Beyond, Inc. *	3,408	76,782
Boot Barn Holdings, Inc. *	3,866	366,458
Buckle, Inc. (The)	5,018	165,795
Build-A-Bear Workshop, Inc.	1,640	29,979
Caleres, Inc.	3,874	74,884
Cato Corp. (The) Class A	2,638	38,673
Children’s Place, Inc. (The) *	1,314	64,780
Citi Trends, Inc. *	818	25,051
Conn’s, Inc. *	3,722	57,356
Designer Brands, Inc., Class A *	5,596	75,602
Dick’s Sporting Goods, Inc. @	6,038	603,921
Five Below, Inc. *	5,505	871,827
Floor & Decor Holdings, Inc., Class A *	4,489	363,609
Foot Locker, Inc.	5,397	160,075
Gap, Inc. (The)	22,289	313,829
Genesco, Inc. *	1,490	94,779
Group 1 Automotive, Inc.	2,005	336,499
Guess?, Inc.	6,235	136,235
Haverty Furniture Cos., Inc.	1,983	54,374
Hibbett, Inc.	1,600	70,944
Lithia Motors, Inc.	3,347	1,004,502
MarineMax, Inc. *	2,209	88,934
Monro, Inc.	3,090	137,011
Murphy USA, Inc.	3,190	637,872
ODP Corp. (The) *	4,006	183,595
Penske Automotive Group, Inc.	1,742	163,260
Rent-A-Center, Inc.	6,271	157,966
RH *	540	176,089
Sally Beauty Holdings, Inc. *	4,925	76,978
Shoe Carnival, Inc.	3,062	89,288
Signet Jewelers Ltd.	5,809	422,314

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Sleep Number Corp. *	3,221	$163,337
Sonic Automotive, Inc., Class A	3,080	130,931
Sportsman’s Warehouse Holdings, Inc. *	5,336	57,042
Tilly’s, Inc., Class A	1,836	17,185
TravelCenters of America, Inc. *	1,344	57,738
Urban Outfitters, Inc. *	3,938	98,883
Victoria’s Secret & Co. *	642	32,973
Williams-Sonoma, Inc.	4,058	588,410
Winmark Corp.	554	121,880
Zumiez, Inc. *	2,406	91,933

		10,566,195

Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd. *	8,276	425,304
Carter’s, Inc.	1,367	125,750
Columbia Sportswear Co.	4,507	408,019
Crocs, Inc. *	10,840	828,176
Culp, Inc.	2,004	15,912
Deckers Outdoor Corp. *	2,964	811,454
Delta Apparel, Inc. *	1,153	34,348
Fossil Group, Inc. *	2,477	23,878
G-III Apparel Group Ltd. *	5,008	135,466
Hanesbrands, Inc.	22,273	331,645
Lakeland Industries, Inc. *	1,669	32,028
Movado Group, Inc.	2,220	86,691
Oxford Industries, Inc.	1,665	150,683
PVH Corp.	4,448	340,761
Ralph Lauren Corp.	2,279	258,530
Rocky Brands, Inc.	1,000	41,590
Skechers U.S.A., Inc., Class A *	6,530	266,163
Steven Madden Ltd.	7,918	305,952
Superior Group of Cos., Inc.	2,200	39,270
Tapestry, Inc.	18,072	671,375
Under Armour, Inc., Class A *	11,563	196,802
Under Armour, Inc., Class C *	11,079	172,389
Unifi, Inc. *	2,394	43,331
Vera Bradley, Inc. *	5,091	39,048
Wolverine World Wide, Inc.	9,990	225,374

		6,009,939

Thrifts & Mortgage Finance — 1.1%
Axos Financial, Inc. *	7,155	331,921
Capitol Federal Financial, Inc.	15,790	171,795
ESSA Bancorp, Inc.	1,900	34,105
Essent Group Ltd.	4,642	191,297
Federal Agricultural Mortgage Corp., Class C	1,215	131,803
Flagstar Bancorp, Inc.	5,493	232,903
FS Bancorp, Inc.	962	29,822
Hingham Institution for Savings	236	80,995
Home Bancorp, Inc.	994	40,545
Kearny Financial Corp.	7,750	99,820
MGIC Investment Corp.	11,104	150,459
Mr Cooper Group, Inc. *	4,998	228,259
New York Community Bancorp, Inc.	27,709	297,041
NMI Holdings, Inc., Class A *	7,878	162,444
Northfield Bancorp, Inc.	5,020	72,087
Ocwen Financial Corp. *	984	23,380
Provident Financial Holdings, Inc.	1,124	18,591
Provident Financial Services, Inc.	7,592	177,653

	SHARES	VALUE†
Radian Group, Inc.	7,144	$158,668
Southern Missouri Bancorp, Inc.	686	34,266
Territorial Bancorp, Inc.	1,557	37,368
Timberland Bancorp, Inc.	921	24,876
TrustCo Bank Corp.	2,134	68,139
Walker & Dunlop, Inc.	4,099	530,493
Washington Federal, Inc.	6,377	209,293
Waterstone Financial, Inc.	2,966	57,362
Western New England Bancorp, Inc.	3,161	28,259
WSFS Financial Corp.	6,445	300,466

		3,924,110

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	43,533
Universal Corp.	2,612	151,679
Vector Group Ltd.	12,276	147,803

		343,015

Trading Companies & Distributors — 1.8%
Air Lease Corp.	5,293	236,333
Applied Industrial Technologies, Inc.	4,375	449,138
Beacon Roofing Supply, Inc. *	7,687	455,685
Boise Cascade Co.	4,352	302,333
DXP Enterprises, Inc. *	2,323	62,930
GATX Corp.	3,909	482,097
Global Industrial Co.	4,722	152,190
GMS, Inc. *	2,900	144,333
H&E Equipment Services, Inc.	4,346	189,138
Herc Holdings, Inc.	4,556	761,262
Huttig Building Products, Inc. *	1,858	19,806
Lawson Products, Inc. *	1,071	41,276
Mcgrath Rentcorp	2,655	225,622
MRC Global, Inc. *	7,395	88,074
MSC Industrial Direct Co., Inc., Class A	936	79,757
NOW, Inc. *	10,592	116,830
Rush Enterprises, Inc., Class A	5,962	303,525
SiteOne Landscape Supply, Inc. *	185	29,913
Textainer Group Holdings Ltd.	4,819	183,459
Titan Machinery, Inc. *	2,515	71,074
Triton International Ltd.	7,398	519,192
Univar Solutions, Inc. *	1,143	36,736
Veritiv Corp. *	1,000	133,590
Watsco, Inc.	1,919	584,604
WESCO International, Inc. *	5,493	714,859
Willis Lease Finance Corp. *	900	28,971

		6,412,727

Water Utilities — 0.5%
American States Water Co.	4,082	363,380
Artesian Resources Corp., Class A	1,177	57,143
California Water Service Group	6,097	361,430
Consolidated Water Co. Ltd.	1,751	19,366
Essential Utilities, Inc.	10,983	561,561
Middlesex Water Co. @	2,133	224,327
Pure Cycle Corp. *	1,000	12,020
SJW Corp.	2,989	207,975
York Water Co. (The)	1,803	81,081

		1,888,283

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	6,413	151,219
Spok Holdings, Inc.	2,839	22,655
Telephone & Data Systems, Inc.	10,010	188,989

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
United States Cellular Corp. *	2,957	$89,390

		452,253

TOTAL COMMON STOCKS (Identified Cost $189,633,455)		344,852,587

PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	363	31,221

Media — 0.0%
Liberty Broadband Corp. 7.000% *	1,225	33,259

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5 year
CMT + 10.325% *	4,390	129,198

TOTAL PREFERRED STOCKS (Identified Cost $166,073)		193,678

Rights And Warrants — 0.0%
Media — 0.0%
Media General, Inc. CVR §¶	3,965	368

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		368

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.250%	459,566	459,566

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.250%	899,132	899,132

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,358,698)		1,358,698

Total Investments — 100.1% (Identified Cost $191,158,226)		346,405,331
Liabilities, Less Cash and Other Assets — (0.1%)		(413,099)

Net Assets — 100.0%		$345,992,232

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2022, the fair value of the securities on loan was $6,966,827.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2022

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	20.5%
Financials	19.4%
Consumer Discretionary	13.7%
Information Technology	13.1%
Health Care	11.7%
Materials	7.6%
Consumer Staples	4.3%
Utilities	3.7%
Energy	3.6%
Communication Services	2.4%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.0%
General Dynamics Corp.	7,826	$1,887,475
Howmet Aerospace, Inc.	33,495	1,203,810
L3Harris Technologies, Inc.	4,688	1,164,827
Northrop Grumman Corp.	3,018	1,349,710
Raytheon Technologies Corp.	41,277	4,089,312
Textron, Inc.	29,452	2,190,640

		11,885,774

Air Freight & Logistics — 0.9%
FedEx Corp.	19,292	4,463,976
GXO Logistics, Inc. *	15,841	1,130,097

		5,594,073

Airlines — 0.3%
Alaska Air Group, Inc. *	964	55,922
JetBlue Airways Corp. *	716	10,704
Southwest Airlines Co. *	27,340	1,252,172
United Airlines Holdings, Inc. *	15,471	717,235

		2,036,033

Auto Components — 0.5%
Aptiv PLC *	4,329	518,225
Autoliv, Inc.	9,173	701,184
BorgWarner, Inc.	24,241	942,975
Gentex Corp.	863	25,174
Goodyear Tire & Rubber Co. (The) *	2,391	34,167
Lear Corp.	6,743	961,484
Veoneer, Inc. *	334	12,341

		3,195,550

Automobiles — 1.2%
Ford Motor Co.	150,516	2,545,226
General Motors Co. *	103,473	4,525,909

		7,071,135

Beverages — 0.4%
Constellation Brands, Inc., Class A	6,196	1,427,063
Keurig Dr Pepper, Inc.	2,705	102,519
Molson Coors Beverage Co., Class B	10,592	565,401

		2,094,983

Biotechnology — 1.4%
AbbVie, Inc.	738	119,637
Biogen, Inc. *	9,479	1,996,277
Gilead Sciences, Inc.	43,881	2,608,726
Regeneron Pharmaceuticals, Inc. *	3,232	2,257,294
United Therapeutics Corp. *	683	122,537
Vertex Pharmaceuticals, Inc. *	4,366	1,139,395

		8,243,866

Building Products — 1.6%
Builders FirstSource, Inc. *	7,125	459,847
Carlisle Cos., Inc.	6,915	1,700,537
Carrier Global Corp.	41,203	1,889,982
Fortune Brands Home & Security, Inc.	11,027	819,086
Johnson Controls International PLC	34,370	2,253,641
Owens Corning	12,209	1,117,123
Trane Technologies PLC	9,516	1,453,093

		9,693,309

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	52,444	2,602,796
Goldman Sachs Group, Inc. (The)	23,008	7,594,941
Jefferies Financial Group, Inc.	6,993	229,720
Morgan Stanley	70,255	6,140,287
Northern Trust Corp.	370	43,087
State Street Corp.	10,112	880,957

		17,491,788

	SHARES	VALUE†
Chemicals — 4.1%
Air Products & Chemicals, Inc.	7,452	$1,862,329
Albemarle Corp.	9,985	2,208,183
Celanese Corp.	4,202	600,340
CF Industries Holdings, Inc.	12,904	1,329,886
Corteva, Inc.	18,513	1,064,127
Dow, Inc.	54,231	3,455,600
DuPont de Nemours, Inc.	13,259	975,597
Eastman Chemical Co.	17,799	1,994,556
FMC Corp.	500	65,785
International Flavors & Fragrances, Inc.	9,315	1,223,339
Linde PLC	19,179	6,126,348
LyondellBasell Industries NV, Class A	21,390	2,199,320
Mosaic Co. (The)	5,998	398,867
PPG Industries, Inc.	775	101,579
Westlake Corp.	7,968	983,251

		24,589,107

Commercial Banks — 9.0%
Bank of America Corp.	175,839	7,248,084
Citigroup, Inc.	101,397	5,414,600
Citizens Financial Group, Inc.	18,613	843,727
East West Bancorp, Inc.	2,390	188,858
Fifth Third Bancorp	86,881	3,739,358
Huntington Bancshares, Inc.	72,900	1,065,798
JPMorgan Chase & Co.	103,183	14,065,906
KeyCorp	66,158	1,480,616
M&T Bank Corp.	3,071	520,534
People’s United Financial, Inc.	5,834	116,622
PNC Financial Services Group, Inc. (The)	21,157	3,902,409
Regions Financial Corp.	127,643	2,841,333
Truist Financial Corp.	64,730	3,670,191
US Bancorp	29,194	1,551,661
Wells Fargo & Co.	126,013	6,106,590
Zions Bancorp NA	20,193	1,323,853

		54,080,140

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	35,532	4,707,990
Communications Equipment — 0.2%
Cisco Systems, Inc.	4,155	231,683
Juniper Networks, Inc.	23,184	861,517

		1,093,200

Computers & Peripherals — 1.7%
Dell Technologies, Inc., Class C *	861	43,214
Hewlett Packard Enterprise Co.	168,468	2,815,100
HP, Inc.	176,918	6,422,123
Western Digital Corp. *	23,295	1,156,597
Xerox Holdings Corp.	2,019	40,723

		10,477,757

Construction & Engineering — 0.5%
AECOM	11,462	880,396
Quanta Services, Inc.	13,887	1,827,668

		2,708,064

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4,433	1,706,217
Vulcan Materials Co.	9,294	1,707,308

		3,413,525

Consumer Finance — 1.4%
Ally Financial, Inc.	66,748	2,902,203
Capital One Financial Corp.	34,312	4,504,822
Synchrony Financial	25,544	889,187

		8,296,212

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging — 0.6%
Amcor PLC	20,769	$235,313
International Paper Co.	44,343	2,046,429
Packaging Corp. of America	2,898	452,407
Sonoco Products Co.	611	38,224
WestRock Co.	13,537	636,645

		3,409,018

Distributors — 0.3%
Genuine Parts Co.	2,168	273,211
LKQ Corp.	37,512	1,703,420

		1,976,631

Diversified Consumer Services — 0.0%
Service Corp. International	2,896	190,615

Diversified Financial Services — 2.3%
Apollo Global Management, Inc.	2,277	141,151
Berkshire Hathaway, Inc., Class B *	39,025	13,772,313
Voya Financial, Inc.	1,332	88,378

		14,001,842

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	468,558	11,072,026
Lumen Technologies, Inc. @	125,601	1,415,523
Verizon Communications, Inc.	156,014	7,947,353

		20,434,902

Electric Utilities — 0.1%
NRG Energy, Inc.	22,148	849,597

Electrical Equipment — 0.9%
AMETEK, Inc.	5,351	712,646
Eaton Corp. PLC	21,065	3,196,825
Emerson Electric Co.	8,842	866,958
Hubbell, Inc.	630	115,775
Sensata Technologies Holding PLC *	14,040	713,934

		5,606,138

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. *	7,332	869,795
Corning, Inc.	84,494	3,118,674
Flex Ltd. *	31,420	582,841
Jabil, Inc.	496	30,618
TD SYNNEX Corp.	1,605	165,652
TE Connectivity Ltd.	20,879	2,734,731
Vontier Corp.	1,095	27,802

		7,530,113

Energy Equipment & Services — 1.1%
Baker Hughes Co.	20,187	735,009
Halliburton Co.	37,471	1,419,027
Schlumberger NV	102,176	4,220,890

		6,374,926

Entertainment — 1.4%
Activision Blizzard, Inc.	21,184	1,697,050
Electronic Arts, Inc.	1,911	241,761
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	69,254
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	153,229
Madison Square Garden Entertainment Corp. *	443	36,906
Take-Two Interactive Software, Inc. *	725	111,462

	SHARES	VALUE†
Walt Disney Co. (The) *	43,240	$5,930,798

		8,240,460

Food & Staples Retailing — 2.8%
Kroger Co. (The)	62,007	3,557,342
US Foods Holding Corp. *	9,124	343,336
Walgreens Boots Alliance, Inc.	47,173	2,111,935
Walmart, Inc.	72,326	10,770,788

		16,783,401

Food Products — 3.2%
Archer-Daniels-Midland Co.	24,965	2,253,341
Bunge Ltd.	12,845	1,423,355
Campbell Soup Co.	3,702	164,998
Conagra Brands, Inc.	19,827	665,592
Darling Ingredients, Inc. *	5,424	435,981
General Mills, Inc.	38,095	2,579,793
Hormel Foods Corp.	5,728	295,221
J.M. Smucker Co. (The)	14,255	1,930,270
Kraft Heinz Co. (The)	20,920	824,039
McCormick & Co., Inc.	1,921	191,716
Mondelez International, Inc., Class A	68,798	4,319,138
Post Holdings, Inc. *	973	67,390
Seaboard Corp.	22	92,521
Tyson Foods, Inc., Class A	41,844	3,750,478

		18,993,833

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	2,886	341,587
Baxter International, Inc.	14,838	1,150,538
Becton Dickinson & Co.	4,016	1,068,256
Boston Scientific Corp. *	7,514	332,795
Cooper Cos., Inc. (The)	137	57,210
Hologic, Inc. *	2,895	222,394
Medtronic PLC	37,706	4,183,481
STERIS PLC	3,637	879,317
Zimmer Biomet Holdings, Inc.	8,154	1,042,897
Zimvie, Inc.	815	18,615

		9,297,090

Health Care Providers & Services — 6.1%
Anthem, Inc.	16,810	8,257,408
Centene Corp. *	19,196	1,616,111
CIGNA Corp.	19,065	4,568,165
CVS Health Corp.	90,196	9,128,737
Henry Schein, Inc. *	3,777	329,316
Humana, Inc.	8,345	3,631,494
Laboratory Corp. of America Holdings *	14,583	3,844,954
McKesson Corp.	1,984	607,362
Quest Diagnostics, Inc.	19,764	2,704,901
UnitedHealth Group, Inc.	1,004	512,010
Universal Health Services, Inc., Class B	10,322	1,496,174

		36,696,632

Health Care Technology — 0.1%
Cerner Corp.	6,747	631,249

Hotels, Restaurants & Leisure — 0.6%
Aramark	16,117	605,999
Carnival Corp. *	27,865	563,431
Hyatt Hotels Corp., Class A *	3,174	302,958
MGM Resorts International	30,154	1,264,659
Royal Caribbean Cruises Ltd. *	12,273	1,028,232

		3,765,279

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 2.0%
DR Horton, Inc.	52,707	$3,927,199
Garmin Ltd.	12,982	1,539,795
Lennar Corp., B Shares	573	39,165
Lennar Corp., Class A	23,116	1,876,326
Mohawk Industries, Inc. *	2,654	329,627
Newell Brands, Inc.	11,135	238,400
PulteGroup, Inc.	48,918	2,049,664
Toll Brothers, Inc.	116	5,454
Whirlpool Corp.	11,339	1,959,152

		11,964,782

Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	592,108

Industrial Conglomerates — 0.2%
General Electric Co.	11,962	1,094,523
Roper Technologies, Inc.	366	172,836

		1,267,359

Insurance — 4.8%
Aflac, Inc.	32,730	2,107,485
Alleghany Corp. *	654	553,938
Allstate Corp. (The)	17,397	2,409,658
American Financial Group, Inc.	6,623	964,441
American International Group, Inc.	29,118	1,827,737
Arch Capital Group Ltd. *	11,691	566,078
Assurant, Inc.	4,786	870,238
Chubb Ltd.	11,440	2,447,016
Cincinnati Financial Corp.	370	50,305
CNA Financial Corp.	4,467	217,186
Everest Re Group Ltd.	1,938	584,074
Fidelity National Financial, Inc.	1,515	73,993
Hartford Financial Services Group, Inc. (The)	49,258	3,537,217
Lincoln National Corp.	9,516	621,966
Loews Corp.	18,402	1,192,818
Markel Corp. *	116	171,128
MetLife, Inc.	20,221	1,421,132
Old Republic International Corp.	14,636	378,633
Principal Financial Group, Inc.	32,419	2,379,879
Prudential Financial, Inc.	12,032	1,421,821
Reinsurance Group of America, Inc.	595	65,129
RenaissanceRe Holdings Ltd.	469	74,341
Travelers Companies, Inc. (The)	23,169	4,233,671
W. R. Berkley Corp.	5,744	382,460

		28,552,344

Internet & Catalog Retail — 0.3%
eBay, Inc.	33,504	1,918,439

IT Services — 1.6%
Akamai Technologies, Inc. *	3,310	395,181
Amdocs Ltd.	15,213	1,250,661
Cognizant Technology Solutions Corp., Class A	34,305	3,076,129
Concentrix Corp.	1,605	267,329
DXC Technology Co. *	20,249	660,725
Fidelity National Information Services, Inc.	17,462	1,753,534
Fiserv, Inc. *	12,529	1,270,441
FleetCor Technologies, Inc. *	483	120,296
Global Payments, Inc.	3,897	533,265
International Business Machines Corp.	252	32,765
Kyndryl Holdings, Inc. *	1,933	25,361

		9,385,687

Life Sciences Tools & Services — 2.7%
Bio-Rad Laboratories, Inc., Class A *	172	96,876

	SHARES	VALUE†
Danaher Corp.	20,418	$5,989,212
PerkinElmer, Inc.	3,201	558,446
Thermo Fisher Scientific, Inc.	16,006	9,453,944

		16,098,478

Machinery — 2.9%
AGCO Corp.	8,548	1,248,264
Cummins, Inc.	10,946	2,245,134
Dover Corp.	7,963	1,249,395
Fortive Corp.	7,311	445,459
Ingersoll Rand, Inc.	14,939	752,179
Oshkosh Corp.	984	99,040
Otis Worldwide Corp.	25,885	1,991,851
PACCAR, Inc.	20,694	1,822,520
Parker-Hannifin Corp.	8,468	2,402,880
Pentair PLC	20,400	1,105,884
Snap-On, Inc.	6,351	1,305,003
Stanley Black & Decker, Inc.	14,985	2,094,753
Westinghouse Air Brake Technologies Corp.	5,333	512,875

		17,275,237

Media — 3.5%
Comcast Corp., Class A	291,971	13,670,082
Discovery, Inc., Class A *	21,200	528,304
Discovery, Inc., Class C *	35,235	879,818
DISH Network Corp., Class A *	12,654	400,499
Fox Corp. Class A	24,883	981,634
Fox Corp. Class B	14,510	526,423
Interpublic Group of Cos., Inc. (The)	17,681	626,791
Liberty Broadband Corp., Class C *	3,887	525,989
Liberty Media Corp.-Liberty Siriusxm, Class A *	4,389	200,621
Liberty Media Corp.-Liberty Siriusxm, Class C *	8,778	401,418
News Corp., Class A	8,320	184,288
News Corp., Class B	1,734	39,050
Omnicom Group, Inc.	1,501	127,405
Paramount Global, Class B @	44,427	1,679,785
Paramount Global, Class A @	900	36,369

		20,808,476

Metals & Mining — 3.5%
Alcoa Corp.	2,284	205,628
Arconic Corp. *	1,634	41,863
Cleveland-Cliffs, Inc. *	9,779	314,982
Freeport-McMoRan, Inc.	116,560	5,797,694
Newmont Corp.	46,812	3,719,213
Nucor Corp.	41,998	6,243,003
Reliance Steel & Aluminum Co.	9,348	1,713,956
Royal Gold, Inc.	725	102,428
Steel Dynamics, Inc.	33,820	2,821,603

		20,960,370

Multiline Retail — 0.4%
Dollar Tree, Inc. *	12,596	2,017,249
Kohl’s Corp.	344	20,798
Target Corp.	361	76,612

		2,114,659

Oil, Gas & Consumable Fuels — 9.8%
Chevron Corp.	66,076	10,759,155
ConocoPhillips	106,289	10,628,900
Continental Resources, Inc.	1,401	85,923
Devon Energy Corp.	23,608	1,395,941
EOG Resources, Inc.	23,992	2,860,566
Exxon Mobil Corp.	138,682	11,453,747
Hess Corp.	22,619	2,421,138

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
HF Sinclair Corp.	471	$18,769
Kinder Morgan, Inc.	99,639	1,884,174
Marathon Petroleum Corp.	30,104	2,573,892
Occidental Petroleum Corp.	78,020	4,426,855
ONEOK, Inc.	22,165	1,565,514
Phillips 66	20,636	1,782,744
Pioneer Natural Resources Co.	10,352	2,588,311
Targa Resources Corp.	3,005	226,787
Valero Energy Corp.	19,826	2,013,132
Williams Cos., Inc. (The)	70,657	2,360,650

		59,046,198

Paper & Forest Products — 0.0%
Sylvamo Corp. *	1,413	47,025

Personal Products — 0.0%
BellRing Brands, Inc. *	1,233	28,458

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	93,266	6,811,216
Jazz Pharmaceuticals PLC *	4,730	736,319
Merck & Co., Inc.	7,780	638,349
Perrigo Co. PLC	1,356	52,111
Pfizer, Inc.	340,714	17,638,764
Viatris, Inc.	69,023	750,970

		26,627,729

Professional Services — 0.5%
Jacobs Engineering Group, Inc.	6,136	845,602
Leidos Holdings, Inc.	16,200	1,749,924
Manpowergroup, Inc.	632	59,357
Nielsen Holdings PLC	3,273	89,157

		2,744,040

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	19,100	1,748,032
Jones Lang LaSalle, Inc. *	5,491	1,314,875

		3,062,907

Road & Rail — 1.3%
AMERCO	2,003	1,195,671
CSX Corp.	42,793	1,602,598
Norfolk Southern Corp.	16,650	4,748,913

		7,547,182

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	10,368	1,712,586
Intel Corp.	266,567	13,211,061
Lam Research Corp.	109	58,599
Marvell Technology, Inc.	18,929	1,357,399
Micron Technology, Inc.	87,164	6,789,204
ON Semiconductor Corp. *	29,385	1,839,795
Qorvo, Inc. *	11,125	1,380,612
Skyworks Solutions, Inc.	7,090	944,955

		27,294,211

Software — 0.2%
NortonLifeLock, Inc.	3,129	82,981
Salesforce.com, Inc. *	3,464	735,477
SS&C Technologies Holdings, Inc.	7,467	560,174

		1,378,632

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	1,020,727

	SHARES	VALUE†
Carmax, Inc. *	8,119	$783,321
Gap, Inc. (The)	2,266	31,905
Lithia Motors, Inc.	400	120,048

		1,956,001

Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	4,113	466,579
Tapestry, Inc.	12,722	472,622

		939,201

Trading Companies & Distributors — 0.3%
United Rentals, Inc. *	5,460	1,939,447

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	29,534	3,790,689

TOTAL COMMON STOCKS (Identified Cost $338,229,013)		598,793,891

SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.250%	787,175	787,175

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $787,175)		787,175

Total Investments — 99.9%
(Identified Cost $339,016,188)		599,581,066
Cash and Other Assets, Less Liabilities — 0.1%		716,027

Net Assets — 100.0%		$600,297,093

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2022, the fair value of the securities on loan was $3,158,836.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2022

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	21.0%
Health Care	16.3%
Industrials	12.2%
Energy	10.9%
Information Technology	9.5%
Communication Services	8.9%
Materials	8.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Utilities	0.2%

100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc. *	500	$68,865
Boeing Co. (The) *	8,201	1,570,491
BWX Technologies, Inc.	2,913	156,894
Curtiss-Wright Corp.	847	127,185
General Dynamics Corp.	3,788	913,590
HEICO Corp.	574	88,132
HEICO Corp., Class A	625	79,269
HEXCEL Corp.	778	46,268
Howmet Aerospace, Inc.	1,946	69,939
Huntington Ingalls Industries, Inc.	827	164,937
L3Harris Technologies, Inc.	2,258	561,045
Lockheed Martin Corp.	6,309	2,784,793
Northrop Grumman Corp.	2,944	1,316,616
Raytheon Technologies Corp.	14,657	1,452,069
Textron, Inc.	3,157	234,818
TransDigm Group, Inc. *	928	604,629
Woodward, Inc.	1,254	156,637

		10,396,177

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	301,588
Expeditors International of Washington, Inc.	3,525	363,639
FedEx Corp.	4,796	1,109,746
GXO Logistics, Inc. *	1,934	137,972
United Parcel Service, Inc., Class B	14,911	3,197,813

		5,110,758

Airlines — 0.1%
Alaska Air Group, Inc. *	3,201	185,690
American Airlines Group, Inc. *@	9,642	175,966
Delta Air Lines, Inc. *	4,487	177,551
JetBlue Airways Corp. *	3,600	53,820
Southwest Airlines Co. *	5,800	265,640
United Airlines Holdings, Inc. *	2,884	133,702

		992,369

Auto Components — 0.2%
Aptiv PLC *	4,280	512,359
Autoliv, Inc.	1,465	111,985
BorgWarner, Inc.	3,685	143,346
Fox Factory Holding Corp. *	422	41,335
Gentex Corp.	4,249	123,943
Lear Corp.	957	136,459
QuantumScape Corp. *@	2,981	59,590

		1,129,017

Automobiles — 1.8%
Ford Motor Co.	38,192	645,827
General Motors Co. *	19,500	852,930
Harley-Davidson, Inc.	2,235	88,059
Tesla, Inc. *	10,040	10,819,104
Thor Industries, Inc. @	1,179	92,787

		12,498,707

Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A *	216	83,910
Brown-Forman Corp., Class A	1,202	75,413
Brown-Forman Corp., Class B	5,458	365,795
Coca-Cola Co. (The)	76,728	4,757,136
Constellation Brands, Inc., Class A	1,757	404,672
Keurig Dr Pepper, Inc.	3,375	127,913
Molson Coors Beverage Co., Class B	1,400	74,732
Monster Beverage Corp. *	4,711	376,409
PepsiCo, Inc.	32,018	5,359,173

		11,625,153

	SHARES	VALUE†
Biotechnology — 2.1%
AbbVie, Inc.	39,827	$6,456,355
Alnylam Pharmaceuticals, Inc. *	1,198	195,622
Amgen, Inc.	12,097	2,925,297
Biogen, Inc. *	2,404	506,282
Biohaven Pharmaceutical Holding Co. Ltd. *	649	76,952
BioMarin Pharmaceutical, Inc. *	1,169	90,130
CRISPR Therapeutics AG *	204	12,805
Denali Therapeutics, Inc. *	512	16,471
Exact Sciences Corp. *	1,421	99,356
Exelixis, Inc. *	3,578	81,113
Gilead Sciences, Inc.	23,535	1,399,156
Halozyme Therapeutics, Inc. *	2,100	83,748
Horizon Therapeutics PLC *	1,910	200,951
Incyte Corp. *	2,108	167,417
Intellia Therapeutics, Inc. *	455	33,065
Moderna, Inc. *	2,583	444,948
Natera, Inc. *	408	16,598
Neurocrine Biosciences, Inc. *	608	57,000
Regeneron Pharmaceuticals, Inc. *	1,543	1,077,662
Sarepta Therapeutics, Inc. *	702	54,840
Seagen, Inc. *	1,042	150,100
United Therapeutics Corp. *	835	149,807
Vertex Pharmaceuticals, Inc. *	2,363	616,672

		14,912,347

Building Products — 0.6%
A.O. Smith Corp.	2,378	151,931
Advanced Drainage Systems, Inc.	1,220	144,948
Allegion PLC	3,064	336,366
Armstrong World Industries, Inc.	1,390	125,114
Builders FirstSource, Inc. *	2,521	162,705
Carlisle Cos., Inc.	1,113	273,709
Carrier Global Corp.	15,513	711,581
Fortune Brands Home & Security, Inc.	2,330	173,073
Johnson Controls International PLC	4,323	283,459
Lennox International, Inc.	835	215,313
Masco Corp.	4,275	218,025
Owens Corning	2,802	256,383
Simpson Manufacturing Co., Inc.	1,080	117,763
Trane Technologies PLC	3,350	511,545
Trex Co., Inc. *	3,239	211,604
UFP Industries, Inc.	812	62,654
Zurn Water Solutions Corp.	1,200	42,480

		3,998,653

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	600	84,570
Ameriprise Financial, Inc.	1,870	561,673
Ares Management Corp., Class A	1,606	130,455
Bank of New York Mellon Corp. (The)	6,394	317,334
BlackRock, Inc.	1,720	1,314,372
Blackstone, Inc.	6,683	848,340
Cboe Global Markets, Inc.	1,923	220,030
Charles Schwab Corp. (The)	14,444	1,217,774
CME Group, Inc.	2,477	589,179
FactSet Research Systems, Inc.	857	372,067
Franklin Resources, Inc.	2,732	76,277
Goldman Sachs Group, Inc. (The)	3,831	1,264,613
Hamilton Lane, Inc. Class A	723	55,881
Houlihan Lokey, Inc.	1,466	128,715
Interactive Brokers Group, Inc., Class A	962	63,405
Intercontinental Exchange, Inc.	5,581	737,362
Invesco Ltd.	4,344	100,173
Janus Henderson Group PLC	1,850	64,787
Jefferies Financial Group, Inc.	1,620	53,217

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
KKR & Co., Inc.	7,268	$424,960
Lazard Ltd., Class A	1,200	41,400
LPL Financial Holdings, Inc.	2,331	425,827
MarketAxess Holdings, Inc.	800	272,160
Moelis & Co., Class A	1,252	58,781
Moody’s Corp.	3,822	1,289,581
Morgan Stanley	18,787	1,641,984
Morningstar, Inc.	500	136,585
MSCI, Inc.	1,501	754,823
Nasdaq, Inc.	1,912	340,718
Northern Trust Corp.	2,859	332,931
Raymond James Financial, Inc.	3,195	351,162
S&P Global, Inc.	5,432	2,228,098
SEI Investments Co.	3,132	188,578
State Street Corp.	1,628	141,831
Stifel Financial Corp.	2,529	171,719
T. Rowe Price Group, Inc.	4,513	682,321
Tradeweb Markets, Inc., Class A	683	60,015
Virtu Financial, Inc., Class A	1,430	53,225

		17,796,923

Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,414	853,193
Albemarle Corp.	956	211,419
Ashland Global Holdings, Inc.	970	95,458
Avient Corp.	700	33,600
Axalta Coating Systems Ltd. *	1,231	30,258
Balchem Corp.	630	86,121
Celanese Corp.	1,968	281,168
CF Industries Holdings, Inc.	2,192	225,907
Chemours Co. (The)	1,100	34,628
Corteva, Inc.	5,428	312,001
Dow, Inc.	11,163	711,306
DuPont de Nemours, Inc.	4,000	294,320
Eastman Chemical Co.	1,476	165,401
Ecolab, Inc.	4,800	847,488
Element Solutions, Inc.	3,000	65,700
FMC Corp.	1,937	254,851
Huntsman Corp.	4,705	176,485
International Flavors & Fragrances, Inc.	2,270	298,119
Linde PLC	5,832	1,862,916
LyondellBasell Industries NV, Class A	6,211	638,615
Mosaic Co. (The)	4,606	306,299
Olin Corp.	1,800	94,104
PPG Industries, Inc.	4,454	583,786
RPM International, Inc.	2,334	190,081
Scotts Miracle-Gro Co. (The)	1,264	155,421
Sherwin Williams Co. (The)	5,981	1,492,977
Valvoline, Inc.	2,246	70,884
Westlake Corp.	439	54,173

		10,426,679

Commercial Banks — 2.4%
Bank of America Corp.	69,472	2,863,636
Bank OZK	1,661	70,925
BOK Financial Corp.	300	28,185
Citigroup, Inc.	23,305	1,244,487
Citizens Financial Group, Inc.	454	20,580
Comerica, Inc.	1,832	165,668
Commerce Bancshares, Inc.	2,271	162,581

	SHARES	VALUE†
Community Bank System, Inc.	932	$65,380
Cullen/Frost Bankers, Inc.	532	73,634
East West Bancorp, Inc.	2,039	161,122
Fifth Third Bancorp	7,840	337,434
First Citizens Bancshares, Inc., Class A	112	74,547
First Financial Bankshares, Inc.	3,094	136,507
First Horizon Corp.	7,194	168,987
First Republic Bank	1,605	260,170
Glacier Bancorp, Inc.	1,306	65,666
Hancock Whitney Corp.	1,078	56,218
Huntington Bancshares, Inc.	7,352	107,486
JPMorgan Chase & Co.	38,234	5,212,059
KeyCorp	7,104	158,987
M&T Bank Corp.	522	88,479
PacWest Bancorp	700	30,191
Pinnacle Financial Partners, Inc.	300	27,624
PNC Financial Services Group, Inc. (The)	3,193	588,949
Popular, Inc.	2,182	178,357
Prosperity Bancshares, Inc.	1,026	71,184
Regions Financial Corp.	9,428	209,867
ServisFirst Bancshares, Inc.	589	56,126
Signature Bank	385	112,994
South State Corp.	400	32,636
SVB Financial Group *	882	493,435
Synovus Financial Corp.	1,811	88,739
Truist Financial Corp.	9,532	540,464
UMB Financial Corp.	590	57,324
Umpqua Holdings Corp.	2,800	52,808
United Bankshares, Inc.	778	27,137
US Bancorp	19,610	1,042,271
Valley National Bancorp	1,602	20,858
Webster Financial Corp.	2,013	112,970
Wells Fargo & Co.	31,501	1,526,538
Western Alliance Bancorp	2,242	185,682
Wintrust Financial Corp.	600	55,758
Zions Bancorp NA	2,092	137,151

		17,171,801

Commercial Services & Supplies — 0.6%
Cintas Corp.	1,987	845,250
Clean Harbors, Inc. *	1,200	133,968
Copart, Inc. *	4,707	590,587
IAA, Inc. *	3,052	116,739
MSA Safety, Inc.	600	79,620
Republic Services, Inc.	4,657	617,053
Rollins, Inc.	4,629	162,246
Stericycle, Inc. *	1,544	90,972
Tetra Tech, Inc.	1,092	180,115
Waste Management, Inc.	9,583	1,518,906

		4,335,456

Communications Equipment — 0.8%
Arista Networks, Inc. *	3,192	443,624
Ciena Corp. *	2,569	155,758
Cisco Systems, Inc.	64,788	3,612,579
F5, Inc. *	769	160,682
Juniper Networks, Inc.	4,954	184,091
Lumentum Holdings, Inc. *	1,528	149,133
Motorola Solutions, Inc.	2,888	699,474
Ubiquiti, Inc. @	275	80,069

		5,485,410

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals — 8.7%
Apple, Inc.	335,928	$58,656,388
Dell Technologies, Inc., Class C *	6,259	314,139
Hewlett Packard Enterprise Co.	9,599	160,399
HP, Inc.	18,931	687,195
NetApp, Inc.	4,285	355,655
Pure Storage, Inc., Class A *	2,027	71,573
Seagate Technology Holdings PLC	5,624	505,598
Western Digital Corp. *	3,176	157,689

		60,908,636

Construction & Engineering — 0.1%
AECOM	1,355	104,077
API Group Corp. *	1,855	39,011
EMCOR Group, Inc.	1,400	157,682
MasTec, Inc. *	1,400	121,940
MDU Resources Group, Inc.	3,960	105,534
Quanta Services, Inc.	2,721	358,111
Valmont Industries, Inc.	200	47,720
WillScot Mobile Mini Holdings Corp. *	1,927	75,403

		1,009,478

Construction Materials — 0.1%
Eagle Materials, Inc.	626	80,353
Martin Marietta Materials, Inc.	664	255,567
Summit Materials, Inc., Class A *	1,470	45,658
Vulcan Materials Co.	1,851	340,029

		721,607

Consumer Finance — 0.6%
Ally Financial, Inc.	3,668	159,485
American Express Co.	12,759	2,385,933
Capital One Financial Corp.	4,875	640,039
Credit Acceptance Corp. *@	284	156,305
Discover Financial Services	6,077	669,624
OneMain Holdings, Inc.	900	42,669
SLM Corp.	3,100	56,916
Synchrony Financial	6,557	228,249

		4,339,220

Containers & Packaging — 0.4%
Amcor PLC	13,861	157,045
AptarGroup, Inc.	1,483	174,253
Avery Dennison Corp.	2,232	388,301
Ball Corp.	6,941	624,690
Berry Global Group, Inc. *	3,918	227,087
Crown Holdings, Inc.	3,506	438,566
Graphic Packaging Holding Co.	6,877	137,815
International Paper Co.	4,336	200,106
Packaging Corp. of America	1,552	242,283
Sealed Air Corp.	3,059	204,831
Silgan Holdings, Inc.	2,057	95,095
Sonoco Products Co.	1,933	120,928
WestRock Co.	1,629	76,612

		3,087,612

Distributors — 0.1%
Genuine Parts Co.	2,179	274,598
LKQ Corp.	4,303	195,399
Pool Corp.	1,026	433,844

		903,841

Diversified Consumer Services — 0.1%
ADT, Inc.	5,519	41,889
Bright Horizons Family Solutions, Inc. *	639	84,789
Chegg, Inc. *@	1,444	52,388
Service Corp. International	4,767	313,764

	SHARES	VALUE†
Terminix Global Holdings, Inc. *	3,309	$150,990

		643,820

Diversified Financial Services — 0.9%
Apollo Global Management, Inc.	1,436	89,018
Berkshire Hathaway, Inc., Class B *	16,977	5,991,353
Equitable Holdings, Inc.	5,987	185,058
Voya Financial, Inc.	1,519	100,786

		6,366,215

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	76,468	1,806,939
Iridium Communications, Inc. *	3,043	122,694
Lumen Technologies, Inc. @	12,123	136,626
Verizon Communications, Inc.	99,340	5,060,379

		7,126,638

Electric Utilities — 1.7%
Alliant Energy Corp.	4,621	288,720
American Electric Power Co., Inc.	8,417	839,764
Avangrid, Inc.	1,433	66,978
Constellation Energy Corp.	5,321	299,306
Duke Energy Corp.	13,107	1,463,528
Edison International	6,635	465,114
Entergy Corp.	2,869	334,956
Evergy, Inc.	3,652	249,578
Eversource Energy	5,876	518,204
Exelon Corp.	15,965	760,413
FirstEnergy Corp.	8,176	374,951
Hawaiian Electric Industries, Inc.	2,245	94,986
IDACORP, Inc.	647	74,638
NextEra Energy, Inc.	37,492	3,175,947
NRG Energy, Inc.	6,256	239,980
OGE Energy Corp.	3,314	135,145
PG&E Corp. *	2,100	25,074
Pinnacle West Capital Corp.	1,978	154,482
PNM Resources, Inc.	2,100	100,107
Portland General Electric Co.	1,411	77,817
PPL Corp.	9,200	262,752
Southern Co. (The)	17,830	1,292,853
Xcel Energy, Inc.	9,222	665,552

		11,960,845

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	189,300
AMETEK, Inc.	3,933	523,797
Eaton Corp. PLC	5,446	826,485
Emerson Electric Co.	9,630	944,221
Generac Holdings, Inc. *	1,183	351,659
Hubbell, Inc.	1,149	211,152
nVent Electric PLC	2,290	79,646
Plug Power, Inc. *	670	19,169
Regal Rexnord Corp.	1,234	183,594
Rockwell Automation, Inc.	2,472	692,234
Sensata Technologies Holding PLC *	2,621	133,278

		4,154,535

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,045	907,591
Arrow Electronics, Inc. *	830	98,463
Avnet, Inc.	944	38,317
CDW Corp.	2,939	525,758
Cognex Corp.	1,711	132,004
Corning, Inc.	8,949	330,308
Flex Ltd. *	7,316	135,712
II-VI, Inc. *@	900	65,241
IPG Photonics Corp. *	471	51,697
Jabil, Inc.	3,689	227,722

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Keysight Technologies, Inc. *	3,226	$509,611
Littelfuse, Inc.	380	94,776
National Instruments Corp.	1,428	57,962
Novanta, Inc. *	661	94,054
TD SYNNEX Corp.	1,139	117,556
TE Connectivity Ltd.	3,575	468,253
Teledyne Technologies, Inc. *	573	270,817
Trimble, Inc. *	2,830	204,156
Vontier Corp.	2,967	75,332
Zebra Technologies Corp., Class A *	919	380,190

		4,785,520

Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	126,124
ChampionX Corp. *	1,200	29,376
Halliburton Co.	9,380	355,221
NOV, Inc.	4,002	78,479
Schlumberger NV	12,666	523,232

		1,112,432

Entertainment — 1.0%
Activision Blizzard, Inc.	9,560	765,852
Electronic Arts, Inc.	2,838	359,035
Liberty Media Corp.-Liberty Formula One, Class A *	315	19,886
Liberty Media Corp.-Liberty Formula One, Class C *	2,102	146,804
Live Nation Entertainment, Inc. *	2,466	290,100
Netflix, Inc. *	6,598	2,471,545
Playtika Holding Corp. *	1,237	23,911
ROBLOX Corp., Class A *@	990	45,778
Roku, Inc. *	866	108,484
Spotify Technology SA *	457	69,016
Take-Two Interactive Software, Inc. *	1,612	247,829
Walt Disney Co. (The) *	18,097	2,482,184
Warner Music Group Corp., Class A	2,120	80,242
Zynga, Inc., Class A *	10,858	100,328

		7,210,994

Food & Staples Retailing — 1.7%
Albertsons Cos., Inc., Class A	714	23,740
BJ’s Wholesale Club Holdings, Inc. *	2,341	158,275
Casey’s General Stores, Inc.	774	153,384
Costco Wholesale Corp.	8,735	5,030,050
Kroger Co. (The)	17,571	1,008,048
Performance Food Group Co. *	1,336	68,016
Sysco Corp.	10,169	830,299
US Foods Holding Corp. *	1,600	60,208
Walgreens Boots Alliance, Inc.	6,082	272,291
Walmart, Inc.	27,662	4,119,425

		11,723,736

Food Products — 0.9%
Archer-Daniels-Midland Co.	4,142	373,857
Bunge Ltd.	1,401	155,245
Campbell Soup Co.	4,243	189,111
Conagra Brands, Inc.	5,411	181,647
Darling Ingredients, Inc. *	4,810	386,628
Flowers Foods, Inc.	3,652	93,893
Freshpet, Inc. *	258	26,481
General Mills, Inc.	8,511	576,365

	SHARES	VALUE†
Hershey Co. (The)	2,946	$638,192
Hormel Foods Corp.	4,726	243,578
Ingredion, Inc.	1,590	138,568
J.M. Smucker Co. (The)	1,268	171,700
Kellogg Co.	5,495	354,373
Kraft Heinz Co. (The)	5,057	199,195
Lamb Weston Holdings, Inc.	4,603	275,766
Lancaster Colony Corp.	522	77,856
McCormick & Co., Inc.	4,400	439,120
McCormick & Co., Inc.	405	40,500
Mondelez International, Inc., Class A	13,991	878,355
Pilgrim’s Pride Corp. *	1,700	42,670
Post Holdings, Inc. *	1,501	103,959
Sanderson Farms, Inc.	247	46,310
Tyson Foods, Inc., Class A	5,064	453,886

		6,087,255

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	281,996
National Fuel Gas Co.	1,600	109,920
Southwest Gas Holdings, Inc.	1,343	105,144
UGI Corp.	2,799	101,380

		598,440

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	26,711	3,161,514
Abiomed, Inc. *	350	115,934
Align Technology, Inc. *	833	363,188
Baxter International, Inc.	7,728	599,229
Becton Dickinson & Co.	2,001	532,266
Boston Scientific Corp. *	10,979	486,260
CONMED Corp.	289	42,931
Cooper Cos., Inc. (The)	521	217,564
Dentsply Sirona, Inc.	1,578	77,669
DexCom, Inc. *	994	508,531
Edwards Lifesciences Corp. *	8,835	1,040,056
Envista Holdings Corp. *	2,222	108,234
Globus Medical, Inc., Class A *	1,500	110,670
Hologic, Inc. *	4,904	376,725
ICU Medical, Inc. *	98	21,819
Idexx Laboratories, Inc. *	2,000	1,094,120
Insulet Corp. *	521	138,789
Integra LifeSciences Holdings Corp. *	1,168	75,056
Intuitive Surgical, Inc. *	3,221	971,711
LivaNova PLC *	470	38,460
Masimo Corp. *	787	114,540
Medtronic PLC	9,595	1,064,565
Neogen Corp. *	444	13,693
Novocure Ltd. *@	596	49,379
Penumbra, Inc. *	389	86,409
ResMed, Inc.	2,579	625,433
Shockwave Medical, Inc. *	212	43,960
STERIS plc	889	214,934
Stryker Corp.	4,501	1,203,342
Tandem Diabetes Care, Inc. *	470	54,656
Teleflex, Inc.	364	129,158
Zimmer Biomet Holdings, Inc.	1,186	151,690
Zimvie, Inc.	118	2,695

		13,835,180

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. *	1,169	76,605

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Amedisys, Inc. *	578	$99,584
AmerisourceBergen Corp.	2,652	410,291
AMN Healthcare Services, Inc. *	400	41,732
Anthem, Inc.	3,677	1,806,216
Cardinal Health, Inc.	3,943	223,568
Centene Corp. *	4,920	414,215
Chemed Corp.	339	171,720
CIGNA Corp.	5,306	1,271,371
CVS Health Corp.	14,844	1,502,361
DaVita, Inc. *	2,100	237,531
Encompass Health Corp.	2,141	152,246
Ensign Group, Inc. (The)	687	61,837
Guardant Health, Inc. *	673	44,579
HCA Healthcare, Inc.	4,137	1,036,815
Henry Schein, Inc. *	3,048	265,755
Humana, Inc.	2,029	882,960
Laboratory Corp. of America Holdings *	1,685	444,267
McKesson Corp.	2,992	915,941
Molina Healthcare, Inc. *	1,058	352,938
Premier, Inc., Class A	1,383	49,221
Quest Diagnostics, Inc.	2,455	335,991
R1 RCM, Inc. *	1,861	49,800
Select Medical Holdings Corp.	1,200	28,788
Tenet Healthcare Corp. *	1,281	110,115
UnitedHealth Group, Inc.	17,835	9,095,315
Universal Health Services, Inc., Class B	1,628	235,979

		20,317,741

Health Care Technology — 0.2%
Cerner Corp.	5,716	534,789
Change Healthcare, Inc. *	7,084	154,431
Omnicell, Inc. *	500	64,745
Teladoc Health, Inc. *@	659	47,534
Veeva Systems, Inc., Class A *	1,334	283,421

		1,084,920

Hotels, Restaurants & Leisure — 1.7%
Aramark	2,445	91,932
Booking Holdings, Inc. *	578	1,357,404
Boyd Gaming Corp.	1,142	75,121
Caesars Entertainment, Inc. *	978	75,658
Carnival Corp. *	6,222	125,809
Chipotle Mexican Grill, Inc. *	423	669,199
Choice Hotels International, Inc.	1,000	141,760
Churchill Downs, Inc.	450	99,801
Darden Restaurants, Inc.	2,002	266,166
Domino’s Pizza, Inc.	716	291,419
Expedia Group, Inc. *	1,275	249,479
Hilton Worldwide Holdings, Inc. *	3,388	514,095
Hyatt Hotels Corp., Class A *	300	28,635
Las Vegas Sands Corp. *	3,185	123,801
Marriott International, Inc., Class A *	5,910	1,038,682
Marriott Vacations Worldwide Corp.	750	118,275
McDonald’s Corp.	12,813	3,168,399
MGM Resorts International	3,426	143,686
Norwegian Cruise Line Holdings Ltd. *@	4,116	90,058
Papa John’s International, Inc.	400	42,112
Penn National Gaming, Inc. *	1,762	74,744
Planet Fitness, Inc. Class A *	1,743	147,249
Royal Caribbean Cruises Ltd. *	2,550	213,639
Starbucks Corp.	19,320	1,757,540
Texas Roadhouse, Inc.	1,257	105,249
Travel + Leisure Co.	1,170	67,790
Vail Resorts, Inc.	666	173,340

	SHARES	VALUE†
Wendy’s Co. (The)	5,687	$124,943
Wyndham Hotels & Resorts, Inc.	1,765	149,478
Wynn Resorts Ltd. *	1,565	124,793
Yum! Brands, Inc.	5,152	610,667

		12,260,923

Household Durables — 0.3%
DR Horton, Inc.	5,753	428,656
Garmin Ltd.	2,389	283,359
Helen of Troy Ltd. *	496	97,137
Leggett & Platt, Inc.	3,378	117,554
Lennar Corp., B Shares	72	4,921
Lennar Corp., Class A	3,122	253,413
Mohawk Industries, Inc. *	600	74,520
Newell Brands, Inc.	5,255	112,509
NVR, Inc. *	68	303,774
PulteGroup, Inc.	4,404	184,528
Tempur Sealy International, Inc.	3,440	96,045
Toll Brothers, Inc.	1,650	77,583
TopBuild Corp. *	500	90,695
Whirlpool Corp.	1,555	268,673

		2,393,367

Household Products — 1.4%
Church & Dwight Co., Inc.	5,160	512,801
Clorox Co. (The)	2,311	321,298
Colgate-Palmolive Co.	15,714	1,191,593
Kimberly-Clark Corp.	5,955	733,418
Procter & Gamble Co. (The)	48,462	7,404,993

		10,164,103

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	283,030
Clearway Energy, Inc., Class A	1,270	42,317
Clearway Energy, Inc., Class C	2,400	87,624
Ormat Technologies, Inc.	741	60,636
Vistra Corp.	3,161	73,493

		547,100

Industrial Conglomerates — 0.8%
3M Co.	14,194	2,113,203
General Electric Co.	6,463	591,364
Honeywell International, Inc.	12,821	2,494,710
Roper Technologies, Inc.	1,264	596,899

		5,796,176

Insurance — 1.8%
Aflac, Inc.	7,013	451,567
Alleghany Corp. *	167	141,449
Allstate Corp. (The)	5,296	733,549
American Financial Group, Inc.	527	76,742
American International Group, Inc.	4,355	273,363
Aon PLC, Class A	4,982	1,622,289
Arch Capital Group Ltd. *	4,493	217,551
Arthur J. Gallagher & Co.	2,175	379,755
Assurant, Inc.	1,143	207,832
Axis Capital Holdings Ltd.	1,300	78,611
Brighthouse Financial, Inc. *	1,077	55,638
Brown & Brown, Inc.	4,399	317,916
Chubb Ltd.	3,380	722,982
Cincinnati Financial Corp.	1,150	156,354
CNA Financial Corp.	943	45,849
Enstar Group Ltd. *	300	78,345
Erie Indemnity Co., Class A	545	95,991
Everest Re Group Ltd.	191	57,564
Fidelity National Financial, Inc.	5,659	276,385
First American Financial Corp.	2,368	153,494
Globe Life, Inc.	1,141	114,785

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Hanover Insurance Group, Inc. (The)	696	$104,066
Hartford Financial Services Group, Inc. (The)	4,027	289,179
Kinsale Capital Group, Inc.	257	58,601
Lincoln National Corp.	2,031	132,746
Loews Corp.	1,471	95,350
Markel Corp. *	100	147,524
Marsh & McLennan Cos., Inc.	9,000	1,533,780
MBIA, Inc. *	3,900	60,021
MetLife, Inc.	5,593	393,076
Old Republic International Corp.	2,863	74,066
Primerica, Inc.	919	125,738
Principal Financial Group, Inc.	2,619	192,261
Progressive Corp. (The)	9,548	1,088,376
Prudential Financial, Inc.	2,294	271,082
Reinsurance Group of America, Inc.	777	85,050
RenaissanceRe Holdings Ltd.	783	124,113
RLI Corp.	700	77,441
Selective Insurance Group, Inc.	829	74,079
Travelers Companies, Inc. (The)	5,274	963,718
Unum Group	1,700	53,567
W. R. Berkley Corp.	2,655	176,796
Willis Towers Watson PLC	1,050	248,031

		12,626,672

Interactive Media & Services — 5.0%
Alphabet, Inc., Class A *	4,558	12,677,393
Alphabet, Inc., Class C *	4,491	12,543,318
Match Group, Inc. *	3,467	377,002
Meta Platforms, Inc., Class A *	40,998	9,116,315
Pinterest, Inc., Class A *	2,822	69,450
Snap, Inc., Class A *	7,149	257,293
Twitter, Inc. *	5,999	232,101
Ziff Davis, Inc. *	1,013	98,038
Zillow Group, Inc., Class A *	436	21,028
Zillow Group, Inc., Class C *	1,159	57,127

		35,449,065

Internet & Catalog Retail — 4.3%
Amazon.com, Inc. *	8,940	29,143,953
Chewy, Inc., Class A *@	1,075	43,838
eBay, Inc.	9,533	545,860
Etsy, Inc. *	2,334	290,070
Wayfair, Inc., Class A *@	1,109	122,855

		30,146,576

IT Services — 4.9%
Accenture PLC, Class A	12,877	4,342,511
Akamai Technologies, Inc. *	2,286	272,925
Alliance Data Systems Corp.	738	41,439
Amdocs Ltd.	2,698	221,802
Automatic Data Processing, Inc.	9,817	2,233,760
Block, Inc., Class A *	2,826	383,206
Broadridge Financial Solutions, Inc.	2,485	386,939
Cloudflare, Inc., Class A *	1,734	207,560
Cognizant Technology Solutions Corp., Class A	9,261	830,434
Concentrix Corp.	1,139	189,712
DXC Technology Co. *	2,810	91,690
EPAM Systems, Inc. *	781	231,652

	SHARES	VALUE†
Euronet Worldwide, Inc. *	911	$118,567
Fidelity National Information Services, Inc.	5,983	600,813
Fiserv, Inc. *	5,324	539,854
FleetCor Technologies, Inc. *	1,396	347,688
Gartner, Inc. *	1,713	509,549
Genpact Ltd.	2,839	123,525
Global Payments, Inc.	3,120	426,941
Globant SA *	394	103,256
GoDaddy, Inc., Class A *	2,137	178,867
International Business Machines Corp.	20,148	2,619,643
Jack Henry & Associates, Inc.	1,300	256,165
Kyndryl Holdings, Inc. *	4,029	52,860
MasterCard, Inc., Class A	21,634	7,731,559
Maximus, Inc.	1,464	109,727
MongoDB, Inc. *	284	125,979
Okta, Inc. *	1,243	187,643
Paychex, Inc.	5,938	810,359
PayPal Holdings, Inc. *	12,255	1,417,291
Snowflake, Inc., Class A *	585	134,041
Twilio, Inc., Class A *	1,065	175,523
VeriSign, Inc. *	1,702	378,627
Visa, Inc., Class A	34,029	7,546,611
Western Union Co. (The)	6,874	128,819
WEX, Inc. *	663	118,312

		34,175,849

Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	146,411
Hasbro, Inc.	2,087	170,967
Mattel, Inc. *	7,865	174,682
Peloton Interactive, Inc., Class A *	1,347	35,588
Polaris, Inc.	1,034	108,901
YETI Holdings, Inc. *	1,669	100,106

		736,655

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc. *	538	40,926
Agilent Technologies, Inc.	3,928	519,792
Avantor, Inc. *	9,845	332,958
Azenta, Inc.	1,100	91,168
Bio-Rad Laboratories, Inc., Class A *	223	125,600
Bio-Techne Corp.	473	204,828
Bruker Corp.	2,044	131,429
Charles River Laboratories International, Inc. *	640	181,741
Danaher Corp.	7,238	2,123,122
Illumina, Inc. *	1,686	589,088
IQVIA Holdings, Inc. *	2,790	645,076
Maravai LifeSciences Holdings, Inc., Class A *	2,496	88,034
Medpace Holdings, Inc. *	500	81,795
Mettler-Toledo International, Inc. *	519	712,686
PerkinElmer, Inc.	2,006	349,967
Repligen Corp. *	355	66,772
Syneos Health, Inc. *	927	75,041
Thermo Fisher Scientific, Inc.	5,908	3,489,560
Waters Corp. *	1,391	431,752
West Pharmaceutical Services, Inc.	1,211	497,370

		10,778,705

Machinery — 2.0%
AGCO Corp.	1,297	189,401

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Caterpillar, Inc.	12,969	$2,889,753
Chart Industries, Inc. *	200	34,354
Colfax Corp. *	1,693	67,364
Crane Co.	1,115	120,732
Cummins, Inc.	2,875	589,691
Deere & Co.	7,430	3,086,868
Donaldson Co., Inc.	2,651	137,666
Dover Corp.	2,615	410,294
Evoqua Water Technologies Corp. *	1,408	66,148
Flowserve Corp.	1,775	63,723
Fortive Corp.	3,548	216,180
Franklin Electric Co., Inc.	300	24,912
Graco, Inc.	3,370	234,956
IDEX Corp.	1,004	192,497
Illinois Tool Works, Inc.	7,442	1,558,355
Ingersoll Rand, Inc.	3,972	199,990
ITT, Inc.	2,081	156,512
John Bean Technologies Corp.	692	81,981
Lincoln Electric Holdings, Inc.	1,491	205,475
Middleby Corp. (The) *	1,043	170,989
Nordson Corp.	848	192,564
Oshkosh Corp.	1,700	171,105
Otis Worldwide Corp.	5,642	434,152
PACCAR, Inc.	5,660	498,476
Parker-Hannifin Corp.	2,575	730,682
Pentair PLC	1,862	100,939
RBC Bearings, Inc. *	421	81,623
Snap-On, Inc.	1,143	234,864
Stanley Black & Decker, Inc.	2,408	336,614
Timken Co., (The)	1,644	99,791
Toro Co. (The)	2,683	229,370
Watts Water Technologies, Inc., Class A	400	55,836
Westinghouse Air Brake Technologies Corp.	1,144	110,018
Xylem, Inc.	2,293	195,501

		14,169,376

Media — 1.0%
Altice USA, Inc., Class A *	4,348	54,263
Cable One, Inc.	101	147,888
Charter Communications, Inc., Class A *	2,672	1,457,629
Comcast Corp., Class A	67,945	3,181,185
Discovery, Inc., Class A *	3,611	89,986
Discovery, Inc., Class C *	4,579	114,338
DISH Network Corp., Class A *	3,186	100,837
Fox Corp. Class A	3,686	145,413
Fox Corp. Class B	696	25,251
Interpublic Group of Cos., Inc. (The)	6,061	214,862
Liberty Broadband Corp., Class A *	315	41,284
Liberty Broadband Corp., Class C *	1,371	185,524
Liberty Media Corp.-Liberty Siriusxm, Class A *	1,263	57,732
Liberty Media Corp.-Liberty Siriusxm, Class C *	1,178	53,870
Loyalty Ventures, Inc. *	295	4,876
New York Times Co. (The), Class A	1,641	75,223
News Corp., Class A	1,498	33,181
News Corp., Class B	1,525	34,343
Nexstar Media Group, Inc. Class A	900	169,632
Omnicom Group, Inc.	4,831	410,055
Paramount Global @	616	24,893
Paramount Global @	6,268	236,993
Sirius XM Holdings, Inc. @	12,754	84,431

	SHARES	VALUE†
TEGNA, Inc.	2,624	$58,778

		7,002,467

Metals & Mining — 0.6%
Alcoa Corp.	2,296	206,709
Cleveland-Cliffs, Inc. *	6,262	201,699
Commercial Metals Co.	1,475	61,390
Freeport-McMoRan, Inc.	21,901	1,089,356
MP Materials Corp. *	923	52,925
Newmont Corp.	9,033	717,672
Nucor Corp.	5,263	782,345
Reliance Steel & Aluminum Co.	1,403	257,240
Royal Gold, Inc.	1,115	157,527
Southern Copper Corp.	1,769	134,267
Steel Dynamics, Inc.	3,175	264,890
United States Steel Corp. @	3,845	145,110

		4,071,130

Multi-Utilities — 0.7%
Ameren Corp.	3,328	312,033
Black Hills Corp.	1,300	100,126
Centerpoint Energy, Inc.	6,700	205,288
CMS Energy Corp.	5,199	363,618
Consolidated Edison, Inc.	5,063	479,365
Dominion Energy, Inc.	13,388	1,137,578
DTE Energy Co.	3,247	429,286
NiSource, Inc.	5,791	184,154
Public Service Enterprise Group, Inc.	8,415	589,050
Sempra Energy	4,736	796,216
WEC Energy Group, Inc.	4,990	498,052

		5,094,766

Multiline Retail — 0.7%
Dollar General Corp.	5,731	1,275,893
Dollar Tree, Inc. *	2,486	398,133
Kohl’s Corp.	1,268	76,663
Macy’s, Inc.	4,200	102,312
Target Corp.	13,538	2,873,034

		4,726,035

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	3,600	39,132
Antero Resources Corp. *	3,300	100,749
APA Corp.	5,617	232,151
Cheniere Energy, Inc.	5,431	753,008
Chesapeake Energy Corp. @	918	79,866
Chevron Corp.	17,856	2,907,492
ConocoPhillips	14,759	1,475,900
Coterra Energy, Inc.	8,623	232,562
Devon Energy Corp.	7,545	446,136
Diamondback Energy, Inc.	1,285	176,148
DTE Midstream LLC *	1,623	88,064
EOG Resources, Inc.	6,890	821,495
EQT Corp.	3,800	130,758
Exxon Mobil Corp.	38,811	3,205,400
Hess Corp.	3,471	371,536
HF Sinclair Corp.	2,161	86,116
Kinder Morgan, Inc.	8,265	156,291
Marathon Oil Corp.	8,798	220,918
Marathon Petroleum Corp.	4,094	350,037
Occidental Petroleum Corp.	14,481	821,652
ONEOK, Inc.	6,698	473,080
Ovintiv, Inc.	2,600	140,582
PDC Energy, Inc.	985	71,590
Phillips 66	3,291	284,309
Pioneer Natural Resources Co.	1,324	331,040
Range Resources Corp. *	3,129	95,059

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Targa Resources Corp.	1,997	$150,714
Texas Pacific Land Corp.	58	78,422
Valero Energy Corp.	4,073	413,572
Williams Cos., Inc. (The)	13,491	450,734

		15,184,513

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	116,786

Personal Products — 0.2%
BellRing Brands, Inc. *	1,902	43,898
Coty, Inc., Class A *	2,516	22,619
Estee Lauder Companies, Inc. (The), Class A	4,869	1,325,926
Herbalife Nutriation Ltd. *	2,876	87,315

		1,479,758

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	33,566	2,451,325
Catalent, Inc. *	2,337	259,173
Elanco Animal Health, Inc. *	4,517	117,848
Eli Lilly & Co.	19,445	5,568,465
Jazz Pharmaceuticals PLC *	1,092	169,992
Johnson & Johnson	55,065	9,759,170
Merck & Co., Inc.	47,673	3,911,570
Organon & Co.	4,671	163,158
Perrigo Co. PLC	1,790	68,790
Pfizer, Inc.	79,600	4,120,892
Royalty Pharma PLC, Class A	2,744	106,906
Viatris, Inc.	10,369	112,815
Zoetis, Inc.	11,289	2,128,992

		28,939,096

Professional Services — 0.5%
ASGN, Inc. *	677	79,013
Booz Allen Hamilton Holding Corp.	3,549	311,744
CACI International, Inc., Class A *	656	197,627
Clarivate PLC *@	2,100	35,196
CoStar Group, Inc. *	2,890	192,503
Equifax, Inc.	1,711	405,678
Exponent, Inc.	799	86,332
FTI Consulting, Inc. *	662	104,080
Jacobs Engineering Group, Inc.	1,338	184,390
KBR, Inc.	2,987	163,478
Leidos Holdings, Inc.	2,174	234,835
Manpowergroup, Inc.	1,600	150,272
Nielsen Holdings PLC	4,300	117,132
Robert Half International, Inc.	2,642	301,664
Science Applications International Corp.	1,371	126,365
TransUnion	2,647	273,541
TriNet Group, Inc. *	865	85,081
Verisk Analytics, Inc.	3,116	668,787

		3,717,718

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	5,492	502,628
Jones Lang LaSalle, Inc. *	1,100	263,406

		766,034

Road & Rail — 1.3%
AMERCO	152	90,735
Avis Budget Group, Inc. *	673	177,201

	SHARES	VALUE†
CSX Corp.	47,289	$1,770,973
JB Hunt Transport Services, Inc.	2,271	455,994
Knight-Swift Transportation Holdings, Inc.	2,249	113,485
Landstar System, Inc.	1,073	161,841
Lyft, Inc., Class A *	1,612	61,901
Norfolk Southern Corp.	4,620	1,317,716
Old Dominion Freight Line, Inc.	1,937	578,543
Ryder System, Inc.	682	54,103
Saia, Inc. *	200	48,764
Uber Technologies, Inc. *	3,224	115,032
Union Pacific Corp.	15,597	4,261,256
XPO Logistics, Inc. *	1,934	140,795

		9,348,339

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. *	27,216	2,975,797
Analog Devices, Inc.	4,750	784,605
Applied Materials, Inc.	20,575	2,711,785
Broadcom, Inc.	9,251	5,825,170
Cirrus Logic, Inc. *	1,237	104,885
CMC Materials, Inc.	592	109,757
Diodes, Inc. *	300	26,097
Enphase Energy, Inc. *	1,883	379,952
Entegris, Inc.	2,368	310,824
First Solar, Inc. *	1,023	85,666
Intel Corp.	72,045	3,570,550
KLA Corp.	3,591	1,314,521
Lam Research Corp.	3,492	1,877,334
Lattice Semiconductor Corp. *	1,742	106,175
Marvell Technology, Inc.	6,428	460,952
Microchip Technology, Inc.	8,612	647,106
Micron Technology, Inc.	14,627	1,139,297
MKS Instruments, Inc.	1,252	187,800
Monolithic Power Systems, Inc.	581	282,180
NVIDIA Corp.	43,332	11,823,570
NXP Semiconductors NV	400	74,032
ON Semiconductor Corp. *	8,229	515,218
Power Integrations, Inc.	846	78,407
Qorvo, Inc. *	1,637	203,152
QUALCOMM, Inc.	25,043	3,827,071
Semtech Corp. *	600	41,604
Silicon Laboratories, Inc. *	600	90,120
Skyworks Solutions, Inc.	3,226	429,961
SolarEdge Technologies, Inc. *	455	146,678
Synaptics, Inc. *	333	66,433
Teradyne, Inc.	3,943	466,181
Texas Instruments, Inc.	21,009	3,854,731
Universal Display Corp.	786	131,223
Wolfspeed, Inc. *@	857	97,578

		44,746,412

Software — 8.8%
Adobe, Inc. *	9,085	4,139,308
Alteryx, Inc., Class A *	675	48,283
Anaplan, Inc. *	885	57,569
ANSYS, Inc. *	813	258,249
Appfolio, Inc., Class A *	486	55,020
Aspen Technology, Inc. *	2,199	363,649
Atlassian Corp. PLC, Class A *	2,267	666,113
Autodesk, Inc. *	3,310	709,499
Avalara, Inc. *	621	61,796
Bill.com Holdings, Inc. *	196	44,451

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Black Knight, Inc. *	2,102	$121,895
Cadence Design Systems, Inc. *	5,024	826,247
CDK Global, Inc.	3,162	153,926
Ceridian HCM Holding, Inc. *	995	68,018
Citrix Systems, Inc.	2,573	259,616
Cognyte Software Ltd. *	1,038	11,740
Consensus Cloud Solutions, Inc. *	337	20,264
Coupa Software, Inc. *	709	72,056
Crowdstrike Holdings, Inc., Class A *	1,037	235,482
Datadog, Inc., Class A *	1,407	213,118
DocuSign, Inc. *	1,254	134,328
Dolby Laboratories, Inc., Class A	938	73,370
Dropbox, Inc., Class A *	4,089	95,069
Dynatrace, Inc. *	1,268	59,723
Elastic NV *	423	37,626
Envestnet, Inc. *	1,085	80,767
Fair Isaac Corp. *	488	227,633
Five9, Inc. *	200	22,080
Fortinet, Inc. *	2,769	946,278
Guidewire Software, Inc. *	801	75,791
HubSpot, Inc. *	406	192,826
Intuit, Inc.	4,060	1,952,210
Mandiant, Inc. *	1,537	34,290
Manhattan Associates, Inc. *	2,300	319,033
Microsoft Corp.	130,116	40,116,064
NortonLifeLock, Inc.	8,718	231,201
Oracle Corp.	26,244	2,171,166
Palantir Technologies, Inc., Class A *@	4,149	56,966
Palo Alto Networks, Inc. *@	795	494,895
Paycom Software, Inc. *	888	307,585
Paylocity Holding Corp. *	668	137,454
Pegasystems, Inc.	255	20,566
PTC, Inc. *	1,031	111,059
Qualtrics International, Inc., Class A *	1,431	40,855
Qualys, Inc. *	503	71,632
RingCentral, Inc., Class A *	628	73,608
Salesforce.com, Inc. *	7,199	1,528,492
ServiceNow, Inc. *	1,610	896,593
Smartsheet, Inc., Class A *	763	41,797
Splunk, Inc. *	1,045	155,297
SS&C Technologies Holdings, Inc.	3,246	243,515
Synopsys, Inc. *	1,737	578,890
Teradata Corp. *	1,500	73,935
Trade Desk, Inc. (The), Class A *	4,830	334,478
Tyler Technologies, Inc. *	424	188,633
VMware, Inc., Class A	2,695	306,880
Workday, Inc., Class A *	1,272	304,593
Zendesk, Inc. *	1,234	148,438
Zoom Video Communications, Inc., Class A *	1,524	178,659
Zscaler, Inc. *	411	99,166

		61,549,740

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	1,238	256,217
AutoNation, Inc. *	961	95,696
AutoZone, Inc. *	433	885,303
Bath & Body Works, Inc.	1,256	60,037
Best Buy Co., Inc.	6,478	588,850
Burlington Stores, Inc. *@	1,171	213,321
Carmax, Inc. *	3,409	328,900
Carvana Co. *	614	73,244
Dick’s Sporting Goods, Inc. @	1,695	169,534

	SHARES	VALUE†
Five Below, Inc. *	1,000	$158,370
Floor & Decor Holdings, Inc., Class A *	1,000	81,000
Gap, Inc. (The)	2,801	39,438
Home Depot, Inc. (The)	23,976	7,176,736
Lithia Motors, Inc.	199	59,724
Lowe’s Cos., Inc.	13,076	2,643,836
Murphy USA, Inc.	1,116	223,155
O’Reilly Automotive, Inc. *	1,311	897,983
Penske Automotive Group, Inc.	658	61,668
RH *	220	71,740
Ross Stores, Inc.	6,470	585,276
Signet Jewelers Ltd.	600	43,620
TJX Cos., Inc. (The)	27,206	1,648,140
Tractor Supply Co.	2,732	637,567
Ulta Beauty, Inc. *	984	391,849
Victoria’s Secret & Co. *	1,179	60,553
Williams-Sonoma, Inc.	2,400	348,000

		17,799,757

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd. *	1,203	61,822
Carter’s, Inc.	934	85,919
Columbia Sportswear Co.	858	77,675
Crocs, Inc. *	1,471	112,384
Deckers Outdoor Corp. *	473	129,493
Hanesbrands, Inc.	8,404	125,136
Levi Strauss & Co., Class A	1,101	21,756
Lululemon Athletica, Inc. *	2,254	823,228
NIKE, Inc., Class B	27,306	3,674,295
PVH Corp.	760	58,224
Ralph Lauren Corp.	1,100	124,784
Skechers U.S.A., Inc., Class A *	1,800	73,368
Tapestry, Inc.	5,352	198,827
Under Armour, Inc., Class A *	2,760	46,975
Under Armour, Inc., Class C *	2,884	44,875
VF Corp.	5,509	313,242

		5,972,003

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	700	28,847
MGIC Investment Corp.	4,400	59,620
New York Community Bancorp, Inc.	6,032	64,663
Rocket Cos, Inc., Class A	3,544	39,409
TFS Financial Corp.	1,093	18,144

		210,683

Tobacco — 0.5%
Altria Group, Inc.	27,551	1,439,540
Philip Morris International, Inc.	21,397	2,010,034

		3,449,574

Trading Companies & Distributors — 0.4%
Fastenal Co.	12,697	754,202
MSC Industrial Direct Co., Inc., Class A	1,100	93,731
SiteOne Landscape Supply, Inc. *	654	105,745
United Rentals, Inc. *	2,064	733,154
Univar Solutions, Inc. *	2,156	69,294
Watsco, Inc.	474	144,399
WESCO International, Inc. *	596	77,563
WW Grainger, Inc.	1,097	565,822

		2,543,910

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	575,217
Essential Utilities, Inc.	3,662	187,238

		762,455

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	8,733	$1,120,881

TOTAL COMMON STOCKS (Identified Cost $142,066,335)		671,704,739

MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. Micro Cap Portfolio	1,043,944	27,340,899

TOTAL MUTUAL FUNDS (Identified Cost $13,253,045)		27,340,899

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.250%	1,896,475	1,896,475

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.250%	644,118	644,118

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,540,593)		2,540,593

Total Investments — 99.9% (Identified Cost $157,859,973)		701,586,231
Cash and Other Assets, Less Liabilities — 0.1%		433,751

Net Assets — 100.0%		$702,019,982

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2022, the fair value of the securities on loan was $2,406,971.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2022

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	30.3%
Health Care	12.8%
Consumer Discretionary	12.8%
Financials	12.4%
Industrials	9.4%
Communication Services	8.3%
Consumer Staples	6.4%
Utilities	2.7%
Materials	2.6%
Energy	2.3%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 99.5%
Australia — 9.3%
Australia & New Zealand Banking Group Ltd., 3.700%, 11/16/25 @	USD	1,000,000	$1,026,844
Australia Government Bond, 0.250%, 11/21/25	AUD	2,000,000	1,381,562
Australia Government Bond, 0.500%, 9/21/26	AUD	2,000,000	1,366,202
Australia Government Bond, 3.250%, 4/21/25	AUD	2,000,000	1,536,720
Australia Government Bond, 4.250%, 4/21/26	AUD	2,700,000	2,154,639
Commonwealth Bank of Australia, 1.125%, 6/15/26 ±	USD	11,800,000	10,908,097
National Australia Bank Ltd., 1.388%, 1/12/25 ±	USD	600,000	575,505
National Australia Bank Ltd., 3.375%, 1/14/26	USD	8,500,000	8,636,959
New South Wales Treasury Corp., 4.000%, 5/20/26	AUD	16,900,000	13,262,701
Queensland Treasury Corp., 3.250%, 7/21/26 ±	AUD	8,500,000	6,479,262
South Australian Government Financing Authority, 3.000%, 7/20/26	AUD	4,300,000	3,245,346
Treasury Corp. of Victoria, 0.500%, 11/20/25	AUD	4,300,000	2,974,600
Westpac Banking Corp., 1.019%, 11/18/24	USD	2,000,000	1,918,286
Westpac Banking Corp., (3-mo. Swap + 0.950%), 1.028%, 11/16/23 ‡	AUD	100,000	75,443
Westpac Banking Corp., 1.150%, 6/03/26 @	USD	6,500,000	6,026,095
Westpac Banking Corp., (3-mo. Swap + 1.140%), 1.205%, 4/24/24 ‡	AUD	1,500,000	1,136,689
Westpac Banking Corp., 2.350%, 2/19/25	USD	3,196,000	3,145,512
Westpac Banking Corp., 2.850%, 5/13/26	USD	4,300,000	4,278,040
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,762,985

			71,891,487

Austria — 1.2%
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	USD	3,000,000	2,784,072
Oesterreichische Kontrollbank AG, 0.500%, 9/16/24	USD	3,012,000	2,872,213
Oesterreichische Kontrollbank AG, 0.500%, 2/02/26 @	USD	3,557,000	3,287,245

			8,943,530

Canada — 14.4%
Bank of Montreal, 2.700%, 9/11/24	CAD	600,000	477,757
CPPIB Capital, Inc., 0.875%, 9/09/26 ±	USD	19,300,000	17,912,589
CPPIB Capital, Inc., 1.250%, 3/04/25	USD	1,500,000	1,444,268
Ontario Teachers’ Finance Trust, 0.875%, 9/21/26 ±	USD	10,499,000	9,717,871

		FACE AMOUNT	VALUE†
Province of Alberta Canada, 2.200%, 6/01/26	CAD	20,100,000	$15,727,585
Province of British Columbia Canada, 0.900%, 7/20/26	USD	4,649,000	4,332,665
Province of Manitoba Canada, 2.550%, 6/02/26	CAD	4,500,000	3,567,089
Province of Ontario Canada, 0.625%, 1/21/26	USD	9,000,000	8,364,707
Province of Ontario Canada, 1.050%, 4/14/26	USD	10,500,000	9,895,353
Province of Ontario Canada, 3.100%, 8/26/25	AUD	1,000,000	748,204
Province of Quebec Canada, 2.500%, 4/09/24	USD	8,158,000	8,188,591
Province of Quebec Canada, 2.500%, 9/01/26	CAD	11,712,000	9,271,868
Province of Quebec Canada, 3.700%, 5/20/26	AUD	4,500,000	3,414,602
PSP Capital, Inc., 0.000%, 9/15/24	USD	1,219,000	1,161,756
PSP Capital, Inc., 1.000%, 6/29/26 ±	USD	3,900,000	3,623,849
Royal Bank of Canada, 0.000%, 6/22/26	AUD	500,000	384,603
Toronto-Dominion Bank (The), 0.750%, 9/11/25	USD	500,000	462,095
Toronto-Dominion Bank (The), 0.750%, 1/06/26	USD	2,500,000	2,295,950
Toronto-Dominion Bank (The), (3-mo. Swap + 1.000%), 1.068%, 7/10/24 ‡	AUD	2,000,000	1,504,329
Toronto-Dominion Bank (The), 1.128%, 12/09/25	CAD	6,100,000	4,491,306
Toronto-Dominion Bank (The), 1.200%, 6/03/26	USD	2,938,000	2,717,490
Toronto-Dominion Bank (The), 3.226%, 7/24/24	CAD	2,500,000	2,014,840

			111,719,367

Denmark — 0.8%
Kommunekredit, 0.500%, 1/28/26	USD	6,625,000	6,102,172

Finland — 1.6%
Finnvera Oyj, 1.125%, 10/27/26 ±	USD	3,900,000	3,654,716
Kuntarahoitus Oyj, 0.625%, 3/20/26	USD	9,640,000	8,916,268

			12,570,984

France — 6.7%
Agence Francaise de Developpement EPIC, 0.625%, 1/22/26 @	USD	8,200,000	7,595,086
Caisse d’Amortissement de la Dette Sociale, 0.000%, 5/27/24	USD	1,000,000	958,001
Caisse d’Amortissement de la Dette Sociale, 0.625%, 2/18/26 ±	USD	880,000	812,976
Caisse d’Amortissement de la Dette Sociale, 0.625%, 2/18/26	USD	7,050,000	6,513,044
Dexia Credit Local SA, 0.000%, 7/16/24	USD	6,800,000	6,493,429
Dexia Credit Local SA, 1.125%, 4/09/26 ±	USD	400,000	374,996

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Dexia Credit Local SA, 1.125%, 4/09/26	USD	16,640,000	$15,599,833
SFIL SA, 0.625%, 2/09/26	USD	15,200,000	14,018,642

			52,366,007

Germany — 5.8%
Erste Abwicklungsanstalt, 0.250%, 3/01/24	USD	5,000,000	4,800,650
Erste Abwicklungsanstalt, 0.875%, 10/30/24	USD	3,400,000	3,258,990
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	USD	8,500,000	7,908,994
Kreditanstalt fuer Wiederaufbau, 3.200%, 9/11/26	AUD	500,000	375,057
Kreditanstalt fuer Wiederaufbau, 4.000%, 2/27/25	AUD	1,200,000	927,927
Landwirtschaftliche Rentenbank, 0.500%, 5/27/25	USD	71,000	66,639
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	USD	9,500,000	8,885,132
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,941,050
Landwirtschaftliche Rentenbank, 4.750%, 5/06/26	AUD	1,100,000	874,863
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	719,861
NRW Bank, 0.875%, 3/09/26	USD	5,200,000	4,847,700
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,613,766
State of North Rhine-Westphalia Germany, 1.000%, 4/21/26	USD	8,300,000	7,769,663

			44,990,292

Netherlands — 3.2%
BNG Bank NV, 0.500%, 11/24/25	USD	4,342,000	4,020,338
BNG Bank NV, 0.875%, 5/18/26 ±	USD	9,514,000	8,848,168
BNG Bank NV, 0.875%, 5/18/26	USD	4,676,000	4,348,753
BNG Bank NV, 2.375%, 3/16/26	USD	1,000,000	990,104
BNG Bank NV, 3.250%, 7/15/25	AUD	1,400,000	1,057,241
Cooperatieve Rabobank UA, 1.375%, 1/10/25 @	USD	1,833,000	1,756,741
Shell International Finance BV, 2.875%, 5/10/26	USD	600,000	602,607
Shell International Finance BV, 3.250%, 5/11/25	USD	3,500,000	3,541,151

			25,165,103

New Zealand — 2.3%
Bank of New Zealand, 1.000%, 3/03/26 ±	USD	1,604,000	1,475,442
New Zealand Government Bond, 0.500%, 5/15/24	NZD	2,800,000	1,846,070
New Zealand Government Bond, 0.500%, 5/15/26	NZD	14,900,000	9,299,598
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,609,438

		FACE AMOUNT	VALUE†
New Zealand Local Government Funding Agency Bond, 2.750%, 4/15/25	NZD	500,000	$338,838

			17,569,386

Norway — 3.2%
Equinor ASA, 1.750%, 1/22/26	USD	1,900,000	1,823,139
Kommunalbanken AS, 0.375%, 9/11/25	USD	3,944,000	3,655,761
Kommunalbanken AS, 0.500%, 1/13/26 @	USD	3,500,000	3,236,206
Kommunalbanken AS, 0.600%, 6/01/26	AUD	2,000,000	1,344,816
Kommunalbanken AS, 1.125%, 10/26/26 ±	USD	11,400,000	10,700,351
Kommunalbanken AS, 2.125%, 4/23/25	USD	4,366,000	4,305,957

			25,066,230

Singapore — 0.2%
Singapore Government Bond, 2.125%, 6/01/26	SGD	2,300,000	1,691,039

Supranational — 17.1%
African Development Bank, 0.875%, 3/23/26	USD	10,950,000	10,235,670
African Development Bank, 0.875%, 7/22/26	USD	7,166,000	6,688,013
African Development Bank, 4.500%, 6/02/26	AUD	1,500,000	1,182,398
Asian Development Bank, 0.375%, 6/11/24	USD	800,000	766,129
Asian Development Bank, 0.500%, 2/04/26 @	USD	2,500,000	2,311,798
Asian Development Bank, 0.500%, 5/05/26	AUD	6,000,000	4,038,297
Asian Development Bank, 1.000%, 4/14/26	USD	11,765,000	11,072,490
Asian Development Bank, 3.750%, 3/12/25	AUD	1,000,000	767,864
Asian Infrastructure Investment Bank (The), 0.500%, 10/30/24	USD	143,000	135,489
Asian Infrastructure Investment Bank (The), 0.500%, 1/27/26	USD	21,579,000	19,885,221
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	2,400,000	1,647,082
Asian Infrastructure Investment Bank (The), 2.250%, 5/16/24	USD	844,000	843,935
European Bank for Reconstruction & Development, 0.500%, 1/28/26 @	USD	20,953,000	19,332,328
European Investment Bank, 0.375%, 3/26/26	USD	13,717,000	12,604,243
European Investment Bank, 2.900%, 10/17/25	AUD	600,000	448,103
Inter-American Development Bank, 0.875%, 4/20/26	USD	8,238,000	7,697,528
Inter-American Development Bank, 2.750%, 10/30/25	AUD	300,000	222,840
Inter-American Development Bank, 4.250%, 6/11/26	AUD	6,000,000	4,686,079

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	$4,325,746
Inter-American Investment Corp., 0.625%, 2/10/26	USD	315,000	291,008
Inter-American Investment Corp., 1.750%, 10/02/24	USD	648,000	636,192
International Bank for Reconstruction & Development, 0.500%, 5/18/26	AUD	2,800,000	1,881,100
International Bank for Reconstruction & Development, 0.625%, 1/14/26	CAD	2,600,000	1,925,795
International Bank for Reconstruction & Development, 2.500%, 3/19/24	USD	12,500,000	12,544,561
International Finance Corp., 3.200%, 7/22/26	AUD	5,000,000	3,750,446
International Finance Corp., 4.000%, 4/03/25	AUD	3,400,000	2,629,215

			132,549,570

Sweden — 3.6%
Skandinaviska Enskilda Banken AB, 0.850%, 9/02/25 ±	USD	7,500,000	6,933,525
Skandinaviska Enskilda Banken AB, 1.200%, 9/09/26 ±	USD	11,150,000	10,250,917
Skandinaviska Enskilda Banken AB, 1.400%, 11/19/25 @±	USD	5,000,000	4,748,679
Svensk Exportkredit AB, 0.375%, 7/30/24	USD	6,363,000	6,065,367
Svenska Handelsbanken AB, 0.550%, 6/11/24 ±	USD	250,000	238,269

			28,236,757

United States — 30.2%
Amazon.com, Inc., 0.450%, 5/12/24	USD	2,000,000	1,930,035
Amazon.com, Inc., 1.000%, 5/12/26	USD	12,268,000	11,526,070
Apple, Inc., 0.700%, 2/08/26	USD	2,575,000	2,398,762
Apple, Inc., 1.125%, 5/11/25	USD	1,348,000	1,289,627
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,973,011
Apple, Inc., 3.250%, 2/23/26	USD	2,192,000	2,234,911
Apple, Inc., 3.600%, 6/10/26	AUD	500,000	379,080
Berkshire Hathaway, Inc., 3.125%, 3/15/26	USD	5,888,000	5,967,640
Chevron Corp., 1.554%, 5/11/25	USD	200,000	193,325
Chevron Corp., 2.954%, 5/16/26	USD	5,740,000	5,775,290
Chevron USA, Inc., 0.687%, 8/12/25	USD	2,000,000	1,871,663
Exxon Mobil Corp., 2.709%, 3/06/25	USD	2,000,000	2,002,321
Johnson & Johnson, 0.550%, 9/01/25	USD	1,000,000	935,807
Merck & Co., Inc., 0.750%, 2/24/26 @	USD	4,900,000	4,575,810
Microsoft Corp., 3.125%, 11/03/25	USD	5,000,000	5,089,295
National Securities Clearing Corp., 0.750%, 12/07/25 @±	USD	3,855,000	3,559,971
National Securities Clearing Corp., 0.750%, 12/07/25	USD	1,000,000	923,468

		FACE AMOUNT	VALUE†
National Securities Clearing Corp., 1.500%, 4/23/25 ±	USD	1,531,000	$1,468,799
Nestle Holdings, Inc., 0.625%, 1/15/26 ±	USD	5,352,000	4,925,392
Nestle Holdings, Inc., 3.500%, 9/24/25 ±	USD	520,000	530,435
Nestle Holdings, Inc., 3.500%, 9/24/25	USD	10,000,000	10,188,290
Novartis Capital Corp., 3.400%, 5/06/24	USD	1,500,000	1,529,038
Procter & Gamble Co. (The), 0.550%, 10/29/25	USD	900,000	836,481
Procter & Gamble Co. (The), 1.000%, 4/23/26	USD	3,654,000	3,423,454
Roche Holdings, Inc., 0.991%, 3/05/26 ±	USD	1,300,000	1,219,969
Roche Holdings, Inc., 2.625%, 5/15/26 ±	USD	300,000	296,687
U.S. Treasury Note , 0.625%, 10/15/24 @	USD	20,000,000	19,111,719
U.S. Treasury Note, 0.125%, 2/15/24 @	USD	43,000,000	41,327,871
U.S. Treasury Note, 0.250%, 3/15/24	USD	17,000,000	16,344,570
U.S. Treasury Note, 0.750%, 11/15/24 @	USD	26,000,000	24,876,211
U.S. Treasury Note, 1.000%, 12/15/24	USD	17,250,000	16,596,050
U.S. Treasury Note, 2.125%, 2/29/24	USD	11,000,000	10,970,137
U.S. Treasury Note, 2.375%, 2/29/24	USD	16,000,000	16,030,937
Visa, Inc., 3.150%, 12/14/25	USD	5,128,000	5,200,868
Walmart, Inc., 1.050%, 9/17/26	USD	6,000,000	5,592,558

			235,095,552

TOTAL BONDS AND NOTES (Identified Cost $812,107,824)			773,957,476

		SHARES
SHORT-TERM INVESTMENTS — 6.1%
Investment Company — 1.1%
State Street Institutional U.S. Government Money Market Fund 0.250%		8,484,795	8,484,795

Collateral For Securities On Loan — 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.250%		38,782,490	38,782,490

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $47,267,285)			47,267,285

Total Investments — 105.6% (Identified Cost $859,375,109)			821,224,761
Liabilities, Less Cash and Other Assets — (5.6%)			(43,688,092)

Net Assets — 100.0%			$777,536,669

†	See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2022, the market value of the securities on loan was $44,367,684.

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2022 amounted to $109,256,464 or 14.05% of the net assets of the Fund.

‡	Floating rate or variable rate note. Rate shown is as of March 31, 2022.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

NZD — New Zealand Dollar

SGD — Singapore Dollar

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2022
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/08/22	USD	74,955,953	AUD	104,458,910	Bank of New York	$78,169,850	$—	$(3,213,897)
04/08/22	USD	703,102	AUD	998,465	State Street Bank and Trust Co.	747,183	—	(44,081)
04/08/22	USD	16,900,473	NZD	24,733,117	State Street Bank and Trust Co.	17,140,697	—	(240,224)
04/25/22	USD	56,136,494	CAD	71,448,458	Bank of America N.A.	57,145,511	—	(1,009,017)
04/25/22	USD	1,832,454	CAD	2,288,821	State Street Bank and Trust Co.	1,830,632	1,822	—
04/25/22	USD	3,142,473	CAD	4,001,050	State Street Bank and Trust Co.	3,200,098	—	(57,625)
04/29/22	USD	62,798	AUD	87,039	Citibank N.A. London	65,151	—	(2,353)
04/29/22	USD	5,593,809	AUD	7,873,169	State Street Bank and Trust Co.	5,893,232	—	(299,423)
06/08/22	USD	1,725,765	SGD	2,349,303	State Street Bank and Trust Co.	1,733,245	—	(7,481)
06/30/22	USD	214,764	AUD	285,377	State Street Bank and Trust Co.	213,878	886	—

							$2,707	$(4,874,099)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2022

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/08/22	AUD	4,164,459	USD	3,015,823	State Street Bank and Trust Co.	$2,935,023	$100,571	$—
04/08/22	AUD	4,692,023	USD	3,516,095	State Street Bank and Trust Co.	838,578	—	(4,908)
04/08/22	NZD	303,303	USD	211,759	HSBC Bank USA	210,197	—	(1,562)
04/25/22	CAD	2,314,712	USD	1,821,171	Bank of America N.A.	1,143,490	30,169	—
04/25/22	CAD	6,734,456	USD	5,395,352	HSBC Bank USA	5,386,315	—	(9,036)
04/25/22	CAD	11,109,157	USD	8,754,794	State Street Bank and Trust Co.	8,885,264	130,471	—
04/25/22	CAD	5,618,939	USD	4,482,614	UBS	4,494,109	11,495	—
04/29/22	AUD	2,275,050	USD	1,632,943	State Street Bank and Trust Co.	838,578	69,979	—
06/08/22	SGD	55,227	USD	40,619	State Street Bank and Trust Co.	40,745	125	—

							$342,810	$(15,507)

Total							$345,517	$(4,889,606)

The accompanying notes are an integral part of these portfolio of investments.

Country weightings as of March 31, 2022

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
United States	30.4%
Supranational	17.1%
Canada	14.4%
Australia	9.3%
France	6.8%
Germany	5.8%
Sweden	3.6%
Netherlands	3.3%
Norway	3.2%
Other	6.1%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2022 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	168,600	$1,750,065
SA Global Fixed Income Fund €	607,481	5,382,278
SA International Value Fund €	427,762	5,257,196
SA Real Estate Securities Fund €	57,260	802,782
SA U.S. Core Market Fund €	151,365	4,395,650
SA U.S. Fixed Income Fund €	239,157	2,312,644
SA U.S. Small Company Fund €	65,326	1,731,799
SA U.S. Value Fund €	209,767	4,354,770

		25,987,184

TOTAL MUTUAL FUNDS
(Identified Cost $22,685,936)		25,987,184

Total Investments — 100.0% (Identified Cost $22,685,936)		25,987,184
Liabilities, Less Cash and Other Assets — 0.0%		(5,642)

Net Assets — 100.0%		$25,981,542

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2022 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2022 (Unaudited) (Continued)

the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2022, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of March 31, 2022
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$58,089,454	$—	$58,089,454
Corporate Bonds and Notes	—	88,611,374	—	88,611,374
U.S. Government and Agency Obligations	—	333,978,664	—	333,978,664
Short-Term Investments	1,233,816	—	—	1,233,816

Total Investments	$1,233,816	$480,679,492	$—	$481,913,308

SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$773,957,476	$—	$773,957,476
Short-Term Investments	47,267,285	—	—	47,267,285
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	345,517	—	345,517

Total Investments	$47,267,285	$774,302,993	$—	$821,570,278

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2022 (Unaudited)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2022
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,889,606)	$—		$(4,889,606)

SA U.S. Core Market Fund
Assets
Common Stocks	$671,704,739	$—	$—		$671,704,739
Mutual Funds	27,340,899	—	—		27,340,899
Short-Term Investments	2,540,593	—	—		2,540,593

Total Investments	$701,586,231	$—	$—		$701,586,231

SA U.S. Value Fund
Assets
Common Stocks	$598,793,891	$—	$—		$598,793,891
Short-Term Investments	787,175	—	—		787,175

Total Investments	$599,581,066	$—	$—		$599,581,066

SA U.S. Small Company Fund
Assets
Common Stocks	$344,774,541	$2,276	$75,770	†	$344,852,587
Preferred Stocks	193,678	—	—		193,678
Rights and Warrants	—	—	368	†	368
Short-Term Investments	1,358,698	—	—		1,358,698

Total Investments	$346,326,917	$2,276	$76,138		$346,405,331

SA International Value Fund
Assets
Common Stocks	$597,955,112	$—	$0	†	$597,955,112
Preferred Stocks	8,240,636	—	—		8,240,636
Short-Term Investments	44,371,533	—	—		44,371,533

Total Investments	$650,567,281	$—	$0		$650,567,281

SA International Small Company Fund
Assets
Mutual Funds	$281,425,093	$—	$—		$281,425,093

Total Investments	$281,425,093	$—	$—		$281,425,093

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2022 (Unaudited)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2022
SA Emerging Markets Value Fund
Assets
Common Stocks	$207,949,524	$9,395	$99,581	†	$208,058,500
Preferred Stocks	3,144,825	—	—		3,144,825
Rights and Warrants	622	—	—		622
Short-Term Investments	4,910,058	—	—		4,910,058

Total Investments	$216,005,029	$9,395	$99,581		$216,114,005

SA Real Estate Securities Fund
Assets
Common Stocks	$168,279,114	$—	$0	†	$168,279,114
Short-Term Investments	867,267	—	—		867,267

Total Investments	$169,146,381	$—	$0		$169,146,381

SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$25,987,184	$—	$—		$25,987,184

Total Investments	$25,987,184	$—	$—		$25,987,184

†	Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the “Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2022 (Unaudited) (Continued)

(the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of March 31, 2022, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$44,367,684	$38,782,490	$6,822,441	$45,604,931
SA U.S Core Market Fund	2,406,971	644,118	1,827,853	2,471,971
SA U.S. Value Fund	3,158,836	—	3,262,542	3,262,542
SA U.S. Small Company Fund	6,966,827	899,132	6,330,979	7,230,111
SA International Value Fund	63,531,475	44,031,196	23,051,397	67,082,593
SA Emerging Markets Value Fund	6,540,402	4,593,663	2,398,108	6,991,771
SA Real Estate Securities Fund	3,487,368	49,270	3,568,254	3,617,524

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of March 31, 2022
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$38,782,490	$—	$—	$—	$38,782,490

Total Borrowings	$38,782,490	$—	$—	$—	$38,782,490

Gross amount of recognized liabilities for securities lending transactions					$38,782,490

SA U.S. Core Market Fund
Government Money Market	$644,118	$—	$—	$—	$644,118

Total Borrowings	$644,118	$—	$—	$—	$644,118

Gross amount of recognized liabilities for securities lending transactions					$644,118

SA U.S. Small Company Fund
Government Money Market	$899,132	$—	$—	$—	$899,132

Total Borrowings	$899,132	$—	$—	$—	$899,132

Gross amount of recognized liabilities for securities lending transactions					$899,132

SA International Value Fund
Government Money Market	$44,031,196	$—	$—	$—	$44,031,196

Total Borrowings	$44,031,196	$—	$—	$—	$44,031,196

Gross amount of recognized liabilities for securities lending transactions					$44,031,196

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2022 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of March 31, 2022
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Emerging Markets Value Fund
Government Money Market	$4,593,663	$—	$—	$—	$4,593,663

Total Borrowings	$4,593,663	$—	$—	$—	$4,593,663

Gross amount of recognized liabilities for securities lending transactions					$4,593,663

SA Real Estate Securities Fund
Government Money Market	$49,270	$—	$—	$—	$49,270

Total Borrowings	$49,270	$—	$—	$—	$49,270

Gross amount of recognized liabilities for securities lending transactions					$49,270

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2022 (Unaudited) (Continued)

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At March 31, 2022, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$501,651,517	$6,572	$(19,744,781)	$(19,738,209)
SA Global Fixed Income Fund	859,375,109	1,041,392	(43,735,829)	(42,694,437)
SA U.S. Core Market Fund	157,859,973	546,879,457	(3,153,199)	543,726,258
SA U.S. Value Fund	339,016,188	268,955,804	(8,390,926)	260,564,878
SA U.S. Small Company Fund	191,158,226	170,475,454	(15,228,349)	155,247,105
SA International Value Fund	548,152,333	144,984,487	(42,569,539)	102,414,948
SA International Small Company Fund	153,107,450	128,317,643	—	128,317,643
SA Emerging Markets Value Fund	188,078,193	54,220,679	(26,184,867)	28,035,812
SA Real Estate Securities Fund	86,507,330	84,784,467	(2,145,416)	82,639,051
SA Worldwide Moderate Growth	22,685,936	3,763,370	(462,122)	3,301,248

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,930,185,812
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,629,777,044
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,563,072,615
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,410,429,464
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,371,099,952

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,904,564,887

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.251% (Cost $116,882,307)	116,882,307	116,882,307

TOTAL INVESTMENTS — (100.0%) (Cost $10,284,011,755)^^		$12,021,447,194

†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Portfolio’s investments as of March 31, 2022, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,904,564,887	—	—	$11,904,564,887
Temporary Cash Investments	116,882,307	—	—	116,882,307

TOTAL	$12,021,447,194	—	—	$12,021,447,194

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2022, the Fund consisted of one hundred and two operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1—inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1.    FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2022, the total cost of securities for federal income tax purposes was $9,834,815.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

CORONAVIRUS (COVID-19) PANDEMIC

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (2.7%)
#	Accrete, Inc.	20,600	$238,484
#	Adways, Inc.	96,500	596,400
#	Aeria, Inc.	15,800	48,854
	Aiming, Inc.	36,300	96,856
	Akatsuki, Inc.	45,400	1,072,782
*	Allied Architects, Inc.	17,700	110,053
*	AlphaPolis Co. Ltd.	13,000	368,404
	Amuse, Inc.	33,700	538,818
	ARTERIA Networks Corp.	63,000	674,566
	Asahi Broadcasting Group Holdings Corp.	57,600	336,752
#	Asahi Net, Inc.	109,100	523,652
*	Atrae, Inc.	93,600	1,461,852
	Avex, Inc.	234,900	2,555,962
# *	Bengo4.com, Inc.	46,600	1,483,651
# *	Broadmedia Corp.	5,520	38,883
	Broccoli Co. Ltd.	4,400	43,750
	CareerIndex, Inc.	6,500	32,981
	Carta Holdings, Inc.	29,200	569,108
#	Ceres, Inc.	50,700	668,825
#	CL Holdings, Inc.	20,700	187,333
	COLOPL, Inc.	156,900	815,049
# *	COOKPAD, Inc.	183,200	441,963
*	DeNA Co. Ltd.	411,700	6,254,207
	Digital Holdings, Inc.	58,600	666,582
#	Dip Corp.	198,900	5,424,747
	Direct Marketing MiX, Inc.	10,800	160,958
*	Drecom Co. Ltd.	24,400	109,157
#	Faith, Inc.	56,010	315,481
	FAN Communications, Inc.	80,500	285,527
	Fibergate, Inc.	22,300	236,456
*	FreakOut Holdings, Inc.	10,100	160,850
	Freebit Co. Ltd.	55,300	396,401
	Fuji Media Holdings, Inc.	132,700	1,270,700
#	Gakken Holdings Co. Ltd.	132,500	1,033,621
	geechs, Inc.	13,300	147,444
	GungHo Online Entertainment, Inc.	273,700	5,811,442
#	Imagica Group, Inc.	112,500	652,726
	Imagineer Co. Ltd.	1,600	12,470
	i-mobile Co. Ltd.	4,900	50,204
	Intage Holdings, Inc.	217,600	3,042,394
#	IPS, Inc.	17,200	292,717
	ITmedia, Inc.	53,900	787,922
# *	Japan Communications, Inc.	629,600	1,088,940
# *	Jimoty, Inc.	6,600	122,436
#	J-Stream, Inc.	26,900	170,005
#	Kamakura Shinsho Ltd.	25,700	131,634
*	KLab, Inc.	217,400	787,921
	LIFULL Co. Ltd.	444,000	892,892
# *	Macbee Planet, Inc.	3,400	178,882
	Macromill, Inc.	234,500	2,236,445
	MarkLines Co. Ltd.	72,900	1,708,618
	Marvelous, Inc.	195,700	1,153,356
#	Members Co. Ltd.	50,400	1,309,089

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Mixi, Inc.	259,600	$4,659,275
*	Mobile Factory, Inc.	10,500	92,443
#	MTI Ltd.	132,500	492,948
	Mynet, Inc.	3,500	15,601
*	NexTone, Inc.	26,300	611,213
	Okinawa Cellular Telephone Co.	82,400	3,329,844
#	Orchestra Holdings, Inc.	3,000	74,514
	Oricon, Inc.	27,800	204,193
# *	PR Times, Inc.	11,900	312,475
	Proto Corp.	160,300	1,353,854
	Septeni Holdings Co. Ltd.	437,600	2,271,451
# *	Shobunsha Holdings, Inc.	214,700	756,754
	SKY Perfect JSAT Holdings, Inc.	917,800	3,107,826
*	SoldOut, Inc.	6,300	93,136
#	Toei Co. Ltd.	700	96,960
	Tohokushinsha Film Corp.	94,800	483,136
*	Tokyu Recreation Co. Ltd.	19,200	781,275
#	Tow Co. Ltd.	259,000	670,664
	Trenders, Inc.	2,800	21,548
	TV Asahi Holdings Corp.	98,500	1,211,553
	Tv Tokyo Holdings Corp.	69,000	1,121,718
#	Usen-Next Holdings Co. Ltd.	73,500	1,523,278
	ValueCommerce Co. Ltd.	111,300	3,361,410
#	V-Cube, Inc.	80,700	596,427
	Vector, Inc.	207,600	2,110,493
	Wowow, Inc.	37,900	497,894
#	Zenrin Co. Ltd.	222,450	1,808,654
	ZIGExN Co. Ltd.	62,900	153,690

TOTAL COMMUNICATION SERVICES			81,611,429

CONSUMER DISCRETIONARY — (14.0%)
	&Do Holdings Co. Ltd.	57,400	449,361
	Adastria Co. Ltd.	153,940	2,413,775
#	Adventure, Inc.	8,800	629,337
#	Aeon Fantasy Co. Ltd.	48,932	769,651
#	Ahresty Corp.	152,700	468,822
	Ainavo Holdings Co. Ltd.	5,600	42,828
#	Airtrip Corp.	40,600	989,822
	Aisan Industry Co. Ltd.	213,700	1,266,877
*	Akebono Brake Industry Co. Ltd.	578,900	740,557
#	Alleanza Holdings Co. Ltd.	80,800	643,324
#	Alpen Co. Ltd.	99,900	1,668,513
#	Alpha Corp.	38,400	321,007
	Amiyaki Tei Co. Ltd.	28,200	682,956
#	AOKI Holdings, Inc.	244,500	1,159,068
#	Aoyama Trading Co. Ltd.	249,400	1,370,338
	Arata Corp.	87,800	2,613,558
	Arcland Sakamoto Co. Ltd.	17,700	218,895
#	Arcland Service Holdings Co. Ltd.	94,800	1,690,844
	Asahi Co. Ltd.	110,100	1,196,079
#	Asante, Inc.	18,700	223,274
	Ashimori Industry Co. Ltd.	29,499	217,377
	ASKUL Corp.	226,900	2,978,442
*	Asti Corp.	19,400	285,049
# *	Atsugi Co. Ltd.	101,400	504,873
	Aucnet, Inc.	61,600	801,470
	Autobacs Seven Co. Ltd.	438,800	4,825,350
	Avantia Co. Ltd.	66,500	461,240
	Baroque Japan Ltd.	90,200	577,299

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Beauty Garage, Inc.	20,100	$386,039
	Beenos, Inc.	30,500	578,061
#	Belluna Co. Ltd.	335,500	1,985,556
	Benesse Holdings, Inc.	317,000	5,816,207
#	Bic Camera, Inc.	481,400	4,265,795
#	Bike O & Co. Ltd.	33,600	312,386
	Bookoff Group Holdings Ltd.	66,600	602,506
#	Can Do Co. Ltd.	6,180	113,059
	Central Automotive Products Ltd.	80,500	1,650,494
#	Central Sports Co. Ltd.	45,800	875,289
#	Chiyoda Co. Ltd.	110,800	667,417
	Chofu Seisakusho Co. Ltd.	126,100	2,051,889
	Chuo Spring Co. Ltd.	81,700	509,762
	Cleanup Corp.	139,400	603,830
#	Colowide Co. Ltd.	92,000	1,335,125
#	Corona Corp.	97,200	678,066
	Create Restaurants Holdings, Inc.	558,900	3,304,479
*	CROOZ, Inc.	22,400	138,081
	Curves Holdings Co. Ltd.	163,900	943,771
	Daido Metal Co. Ltd.	229,900	1,069,678
# *	Daidoh Ltd.	69,200	79,470
	Daikoku Denki Co. Ltd.	50,900	504,492
	Daikyonishikawa Corp.	255,500	1,126,448
	Daimaruenawin Co. Ltd.	3,400	30,075
#	Dainichi Co. Ltd.	67,100	363,913
	DCM Holdings Co. Ltd.	735,000	6,344,555
#	Diamond Electric Holdings Co. Ltd.	3,400	29,020
	Doshisha Co. Ltd.	136,300	1,666,385
	Doutor Nichires Holdings Co. Ltd.	186,086	2,318,811
	Dynic Corp.	36,400	220,497
	Eagle Industry Co. Ltd.	168,200	1,339,163
#	EAT & Holdings Co. Ltd.	33,000	571,473
#	EDION Corp.	533,300	4,951,500
#	Enigmo, Inc.	157,600	832,155
	ES-Con Japan Ltd.	27,400	182,838
#	Eslead Corp.	47,700	653,766
	ESTELLE Holdings Co. Ltd.	12,600	66,254
	Exedy Corp.	191,400	2,458,921
#	FCC Co. Ltd.	231,100	2,530,582
	Felissimo Corp.	20,600	221,578
	Fields Corp.	23,100	169,101
	Fine Sinter Co. Ltd.	10,300	122,085
	First Juken Co. Ltd.	46,400	470,257
	First-Corp., Inc.	45,300	291,633
#	FJ Next Holdings Co. Ltd.	106,600	862,497
	Foster Electric Co. Ltd.	134,000	788,913
#	F-Tech, Inc.	84,700	376,258
	Fuji Corp.	72,800	707,999
	Fuji Corp. Ltd.	175,400	884,943
	Fuji Kyuko Co. Ltd.	42,900	1,366,764
	Fujibo Holdings, Inc.	66,200	1,867,953
	Fujikura Composites, Inc.	121,100	712,352
	Fujishoji Co. Ltd.	52,700	378,609
*	Fujita Kanko, Inc.	9,700	186,469
	Fujitsu General Ltd.	3,400	66,156
#	FuKoKu Co. Ltd.	66,400	501,306
#	Furukawa Battery Co. Ltd.	88,000	918,883
#	Furyu Corp.	113,200	1,016,615
	Futaba Industrial Co. Ltd.	346,800	1,029,415

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Gakkyusha Co. Ltd.	49,300	$625,125
#	Genki Sushi Co. Ltd.	29,900	622,959
	Geo Holdings Corp.	188,400	1,931,781
	Gift Holdings, Inc.	20,300	397,360
#	GLOBERIDE, Inc.	106,198	2,503,134
	Golf Digest Online, Inc.	64,100	517,326
#	GSI Creos Corp.	63,184	586,524
	G-Tekt Corp.	145,100	1,511,253
	Gunze Ltd.	98,800	3,014,883
	H2O Retailing Corp.	542,045	3,744,392
	Hagihara Industries, Inc.	79,000	728,658
#	Hamee Corp.	36,100	344,163
	Handsman Co. Ltd.	43,500	403,460
	Happinet Corp.	99,600	1,228,642
#	Hard Off Corp. Co. Ltd.	58,800	372,255
# *	Haruyama Holdings, Inc.	46,500	201,726
	Heian Ceremony Service Co. Ltd.	8,300	56,014
	Heiwa Corp.	185,200	2,758,561
	HI-LEX Corp.	121,700	1,190,221
	Himaraya Co. Ltd.	32,100	258,844
	Hinokiya Group Co. Ltd.	9,500	183,197
	H-One Co. Ltd.	132,100	655,636
	Honeys Holdings Co. Ltd.	118,640	1,012,760
	Hoosiers Holdings	217,100	1,156,747
	Hotland Co. Ltd.	41,100	445,347
	IBJ, Inc.	125,900	819,328
#	Ichibanya Co. Ltd.	63,758	2,417,373
	Ichikoh Industries Ltd.	194,100	650,563
#	IDOM, Inc.	380,600	2,263,297
	IJTT Co. Ltd.	133,980	587,431
#	Imasen Electric Industrial	50,200	245,859
* ††	Izuhakone Railway Co. Ltd.	300	0
#	Izumi Co. Ltd.	100,900	2,656,598
	J Front Retailing Co. Ltd.	738,800	5,993,494
#	JANOME Corp.	109,400	656,707
	Japan Best Rescue System Co. Ltd.	39,800	326,631
	Japan Wool Textile Co. Ltd.	318,400	2,320,947
	JINS Holdings, Inc.	82,900	3,908,280
# *	Joban Kosan Co. Ltd.	41,499	467,176
#	Joshin Denki Co. Ltd.	109,800	1,723,730
	Joyful Honda Co. Ltd.	129,000	1,578,010
	JP-Holdings, Inc.	360,900	639,008
#	JVCKenwood Corp.	1,051,800	1,525,250
# *	Kasai Kogyo Co. Ltd.	163,600	371,626
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	974,961
	Keiyo Co. Ltd.	245,000	1,783,001
	KeyHolder, Inc.	2,100	9,541
#	KFC Holdings Japan Ltd.	84,900	1,975,624
#	King Co. Ltd.	54,100	237,368
# *	Kintetsu Department Store Co. Ltd.	29,800	622,727
#	Ki-Star Real Estate Co. Ltd.	50,100	2,137,927
	Kohnan Shoji Co. Ltd.	157,700	4,507,649
#	Kojima Co. Ltd.	197,700	927,894
#	Komatsu Matere Co. Ltd.	212,600	2,442,281
	KOMEDA Holdings Co. Ltd.	304,100	5,069,071
#	Komehyo Holdings Co. Ltd.	42,400	643,952
	Komeri Co. Ltd.	206,400	4,437,540
#	Konaka Co. Ltd.	163,506	450,482
#	K’s Holdings Corp.	659,100	6,793,480

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	KU Holdings Co. Ltd.	115,500	$1,016,935
	Kurabo Industries Ltd.	114,900	1,645,417
#	KYB Corp.	122,000	2,954,295
	LEC, Inc.	150,800	1,083,517
	LITALICO, Inc.	108,000	2,491,573
#	Locondo, Inc.	21,000	190,548
#	Look Holdings, Inc.	37,100	462,894
	Mars Group Holdings Corp.	81,500	1,131,312
	Maruzen CHI Holdings Co. Ltd.	106,300	332,756
	Matsuoka Corp.	10,200	97,626
	Matsuyafoods Holdings Co. Ltd.	23,900	708,131
#	Media Do Co. Ltd.	54,200	1,122,155
	Meiko Network Japan Co. Ltd.	65,800	312,517
#	Meiwa Estate Co. Ltd.	75,500	373,110
#	Mikuni Corp.	154,900	508,586
#	Mitsuba Corp.	204,690	614,830
	Mizuno Corp.	118,000	2,032,618
	Monogatari Corp.	69,000	3,280,075
	Morito Co. Ltd.	107,800	684,671
#	MrMax Holdings Ltd.	161,600	771,992
	Murakami Corp.	31,800	630,911
#	Musashi Seimitsu Industry Co. Ltd.	302,800	3,719,182
	Nafco Co. Ltd.	54,200	755,522
	Nagase Brothers, Inc.	200	8,903
#	Nagawa Co. Ltd.	48,800	3,996,567
#	Nakayamafuku Co. Ltd.	74,400	216,922
	New Art Holdings Co. Ltd.	28,734	295,874
	Nextage Co. Ltd.	292,600	5,286,902
	NHK Spring Co. Ltd.	876,456	6,304,589
	Nichirin Co. Ltd.	61,160	775,103
	Nihon House Holdings Co. Ltd.	244,800	905,225
#	Nihon Plast Co. Ltd.	107,800	443,016
	Nihon Tokushu Toryo Co. Ltd.	81,900	560,784
	Nikki Co. Ltd.	2,100	32,426
#	Nippon Felt Co. Ltd.	84,000	356,253
#	Nippon Piston Ring Co. Ltd.	49,800	531,447
	Nippon Seiki Co. Ltd.	303,200	2,113,771
	Nishikawa Rubber Co. Ltd.	38,500	425,966
	Nishimatsuya Chain Co. Ltd.	258,300	3,321,467
	Nissan Shatai Co. Ltd.	479,700	2,175,895
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	309,093
	Nittan Valve Co. Ltd.	93,500	215,601
	Nojima Corp.	201,000	3,798,459
	NOK Corp.	321,180	2,994,609
#	Ohashi Technica, Inc.	68,600	725,848
	Ohsho Food Service Corp.	86,600	4,253,276
# *	Oisix ra daichi, Inc.	147,000	3,602,524
#	Onward Holdings Co. Ltd.	633,700	1,322,216
#	Ozu Corp.	22,200	386,324
	Pacific Industrial Co. Ltd.	277,000	2,133,988
	PAL GROUP Holdings Co. Ltd.	139,800	1,775,183
#	PAPYLESS Co. Ltd.	33,900	387,194
	Paris Miki Holdings, Inc.	115,700	253,076
#	PC Depot Corp.	183,381	452,846
	People Co. Ltd.	14,600	117,481
#	Piolax, Inc.	181,700	2,307,360
	Plenus Co. Ltd.	78,800	1,297,726
#	Premium Water Holdings, Inc.	8,100	160,204
#	Press Kogyo Co. Ltd.	598,500	1,842,883

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Pressance Corp.	109,900	$1,636,920
*	QB Net Holdings Co. Ltd.	50,300	615,956
#	Raccoon Holdings, Inc.	111,700	1,146,612
	Regal Corp.	1,500	23,390
	Resorttrust, Inc.	523,464	8,925,020
#	Rhythm Co. Ltd.	43,600	530,475
	Riberesute Corp.	46,100	305,496
#	Ride On Express Holdings Co. Ltd.	46,900	475,073
*	Right On Co. Ltd.	94,925	562,321
#	Riken Corp.	50,100	999,899
	Riso Kyoiku Co. Ltd.	671,200	2,089,276
	Rock Field Co. Ltd.	94,800	1,151,230
	Roland Corp.	46,300	1,527,880
	Round One Corp.	30,500	334,231
#	Sac’s Bar Holdings, Inc.	122,950	501,641
	San Holdings, Inc.	59,900	766,394
	Sanei Architecture Planning Co. Ltd.	55,200	718,204
	Sangetsu Corp.	291,250	3,639,358
	Sankyo Co. Ltd.	246,900	6,847,064
	Sankyo Seiko Co. Ltd.	235,700	1,007,205
#	Sanoh Industrial Co. Ltd.	154,900	880,040
#	Sanyo Electric Railway Co. Ltd.	109,998	1,832,975
# *	Sanyo Shokai Ltd.	64,699	402,931
#	Scroll Corp.	189,200	1,282,832
	Seiko Holdings Corp.	165,882	3,095,853
#	Seiren Co. Ltd.	284,600	5,164,972
	Senshukai Co. Ltd.	174,600	556,550
#	Seria Co. Ltd.	133,400	3,028,692
#	Shidax Corp.	149,800	476,495
	Shikibo Ltd.	68,600	500,452
#	Shimojima Co. Ltd.	48,800	378,035
	Shin-Nihon Tatemono Co. Ltd.	29,800	98,388
	Shoei Co. Ltd.	152,600	5,686,600
# *	Silver Life Co. Ltd.	15,300	190,097
#	Snow Peak, Inc.	190,300	5,107,166
#	SNT Corp.	164,500	300,737
	Soft99 Corp.	84,400	849,040
#	Sotoh Co. Ltd.	49,100	342,701
	SPK Corp.	48,600	530,861
	Sprix Ltd.	31,300	340,227
	St. Marc Holdings Co. Ltd.	111,200	1,412,711
	Step Co. Ltd.	60,800	872,441
#	Suminoe Textile Co. Ltd.	31,100	482,069
	Sumitomo Riko Co. Ltd.	252,100	1,234,191
#	Suncall Corp.	129,600	523,427
# *	SuRaLa Net Co. Ltd.	2,700	25,059
#	Syuppin Co. Ltd.	134,200	1,432,939
#	T RAD Co. Ltd.	43,500	885,307
	Tachikawa Corp.	71,600	623,959
#	Tachi-S Co. Ltd.	195,940	1,589,098
#	Taiho Kogyo Co. Ltd.	113,300	651,662
	Takashimaya Co. Ltd.	914,300	8,667,719
	Takasho Co. Ltd.	15,400	87,204
#	Takihyo Co. Ltd.	30,600	301,267
	Tama Home Co. Ltd.	101,400	2,113,221
	Tamron Co. Ltd.	103,400	2,008,654
#	Tbk Co. Ltd.	155,300	472,709
	Tear Corp.	60,900	219,162
#	Temairazu, Inc.	14,900	576,503

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	T-Gaia Corp.	138,100	$1,845,181
#	Tigers Polymer Corp.	79,800	299,009
	Toa Corp.	144,900	805,223
	Toabo Corp.	42,099	135,314
	Tokai Rika Co. Ltd.	326,000	3,995,148
	Token Corp.	46,950	3,466,572
*	Tokyo Base Co. Ltd.	130,100	449,912
#	Tokyo Individualized Educational Institute, Inc.	103,700	514,441
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	122,608
	Tokyotokeiba Co. Ltd.	99,900	3,554,090
	Tomy Co. Ltd.	575,393	5,720,570
	Topre Corp.	224,500	2,143,877
#	Toridoll Holdings Corp.	309,300	6,412,996
	Toyo Tire Corp.	126,300	1,605,923
	Toyoda Gosei Co. Ltd.	8,600	141,812
	TPR Co. Ltd.	159,300	1,689,371
#	Treasure Factory Co. Ltd.	10,300	88,296
	TS Tech Co. Ltd.	449,686	5,028,028
	TSI Holdings Co. Ltd.	310,995	849,934
# *	Tsukada Global Holdings, Inc.	86,100	220,582
#	Tsukamoto Corp. Co. Ltd.	18,100	191,619
	Tsutsumi Jewelry Co. Ltd.	40,100	618,911
#	Twinbird Corp.	9,200	51,006
#	Unipres Corp.	241,100	1,385,610
*	Unitika Ltd.	373,200	884,333
	Univance Corp.	10,000	40,709
*	Universal Entertainment Corp.	98,000	2,189,549
	Valuence Holdings, Inc.	1,600	19,078
*	Village Vanguard Co. Ltd.	36,600	300,455
	VT Holdings Co. Ltd.	497,100	1,809,240
	Wacoal Holdings Corp.	269,100	4,045,351
#	Waseda Academy Co. Ltd.	43,600	362,907
#	Watts Co. Ltd.	52,100	321,274
	Weds Co. Ltd.	14,500	56,463
	World Co. Ltd.	90,600	913,456
	Xebio Holdings Co. Ltd.	165,200	1,276,827
#	Yachiyo Industry Co. Ltd.	48,100	276,323
	Yagi & Co. Ltd.	18,600	190,407
	Yamae Group Holdings Co. Ltd.	9,400	79,259
#	Yamato International, Inc.	100,500	244,903
	Yasunaga Corp.	53,200	360,912
	Yellow Hat Ltd.	222,800	2,859,852
#	Yondoshi Holdings, Inc.	97,520	1,308,459
	Yonex Co. Ltd.	2,300	19,293
#	Yorozu Corp.	128,500	931,636
#	Yoshinoya Holdings Co. Ltd.	187,500	3,623,491
	Yutaka Giken Co. Ltd.	8,700	126,146
	Zojirushi Corp.	14,700	174,089

TOTAL CONSUMER DISCRETIONARY			421,710,564

CONSUMER STAPLES — (7.4%)
#	Aeon Hokkaido Corp.	183,000	1,681,666
#	AFC-HD AMS Life Science Co. Ltd.	53,800	327,710
	Ain Holdings, Inc.	147,300	7,654,009
#	Albis Co. Ltd.	38,700	708,129
	Arcs Co. Ltd.	274,400	4,757,955
	Artnature, Inc.	116,400	684,290
	Axial Retailing, Inc.	108,000	2,828,319
	Belc Co. Ltd.	67,800	3,012,727

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Bourbon Corp.	54,800	$1,013,120
#	Bull-Dog Sauce Co. Ltd.	3,000	52,577
	Cawachi Ltd.	77,000	1,415,726
	C’BON COSMETICS Co. Ltd.	10,800	152,904
	Chubu Shiryo Co. Ltd.	132,400	1,067,549
	Chuo Gyorui Co. Ltd.	9,800	239,966
	Como Co. Ltd.	2,600	56,209
#	Cota Co. Ltd.	113,591	1,320,506
	Create SD Holdings Co. Ltd.	128,200	3,364,342
#	Daikokutenbussan Co. Ltd.	36,200	1,536,198
	Delica Foods Holdings Co. Ltd.	66,400	294,602
	DyDo Group Holdings, Inc.	59,300	2,286,540
	Earth Corp.	74,600	3,398,866
	Ebara Foods Industry, Inc.	30,900	713,175
	Eco’s Co. Ltd.	46,600	777,291
#	Ensuiko Sugar Refining Co. Ltd.	86,200	149,108
	Ezaki Glico Co. Ltd.	144,500	4,409,192
	Feed One Co. Ltd.	155,448	852,178
#	Fuji Co. Ltd.	118,700	2,250,884
	Fuji Oil Holdings, Inc.	195,000	3,162,075
	Fujicco Co. Ltd.	125,900	1,991,278
	Fujiya Co. Ltd.	70,000	1,395,839
#	G-7 Holdings, Inc.	141,300	1,906,426
	Genky DrugStores Co. Ltd.	51,000	1,889,668
#	HABA Laboratories, Inc.	15,000	265,622
	Hagoromo Foods Corp.	17,900	458,398
	Halows Co. Ltd.	56,100	1,391,000
	Heiwado Co. Ltd.	194,900	3,022,707
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	621,334
	Hokuto Corp.	140,000	2,186,784
#	Ichimasa Kamaboko Co. Ltd.	46,500	322,217
#	Imuraya Group Co. Ltd.	61,500	1,138,621
#	Inageya Co. Ltd.	35,200	389,084
*	I-NE Co. Ltd.	4,100	107,291
#	Itochu-Shokuhin Co. Ltd.	35,100	1,397,265
	Itoham Yonekyu Holdings, Inc.	706,300	3,750,937
	Iwatsuka Confectionery Co. Ltd.	8,700	278,717
	JM Holdings Co. Ltd.	77,000	1,099,965
	J-Oil Mills, Inc.	122,300	1,609,236
#	Kadoya Sesame Mills, Inc.	15,600	476,247
	Kagome Co. Ltd.	119,500	3,053,353
#	Kakiyasu Honten Co. Ltd.	53,400	1,063,018
#	Kameda Seika Co. Ltd.	86,000	2,803,153
#	Kaneko Seeds Co. Ltd.	44,700	584,461
	Kanemi Co. Ltd.	1,200	26,821
#	Kansai Food Market Ltd.	62,700	629,461
	Kato Sangyo Co. Ltd.	152,100	3,939,766
	Kenko Mayonnaise Co. Ltd.	73,300	832,241
#	Kitanotatsujin Corp.	367,500	672,056
	Koike-ya, Inc.	300	12,799
	Kusuri no Aoki Holdings Co. Ltd.	70,700	3,934,381
	Kyokuyo Co. Ltd.	59,999	1,634,847
	Lacto Japan Co. Ltd.	45,100	770,095
	Life Corp.	72,400	1,863,376
	Mandom Corp.	124,400	1,332,185
#	Marudai Food Co. Ltd.	130,800	1,587,492
	Maruha Nichiro Corp.	216,707	4,243,187
	Maxvalu Tokai Co. Ltd.	47,000	990,000
#	Medical System Network Co. Ltd.	155,300	692,724

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Megmilk Snow Brand Co. Ltd.	280,000	$4,548,066
	Meito Sangyo Co. Ltd.	54,100	705,515
	Milbon Co. Ltd.	159,852	7,162,163
#	Ministop Co. Ltd.	90,500	1,076,114
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,558,929
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,763,624
	Miyoshi Oil & Fat Co. Ltd.	42,900	407,024
	Morinaga & Co. Ltd.	189,199	5,896,596
	Morinaga Milk Industry Co. Ltd.	900	38,502
#	Morozoff Ltd.	37,800	932,043
#	MTG Co. Ltd.	24,700	307,614
#	Nagatanien Holdings Co. Ltd.	74,900	1,185,730
#	Nakamuraya Co. Ltd.	27,299	703,493
#	Natori Co. Ltd.	65,000	1,037,405
#	Nichimo Co. Ltd.	17,000	401,904
#	Nihon Chouzai Co. Ltd.	73,420	798,688
	Niitaka Co. Ltd.	12,360	244,465
	Nippn Corp.	347,700	4,734,754
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	864,643
	Nippon Suisan Kaisha Ltd.	1,912,300	8,567,158
	Nishimoto Co. Ltd.	19,500	452,064
	Nisshin Oillio Group Ltd.	156,000	3,641,998
#	Nissin Sugar Co. Ltd.	98,600	1,364,388
	Nitto Fuji Flour Milling Co. Ltd.	16,200	599,995
	Noevir Holdings Co. Ltd.	83,400	3,367,213
#	Oenon Holdings, Inc.	294,200	777,483
# *	OIE Sangyo Co. Ltd.	22,000	174,925
	Okuwa Co. Ltd.	155,300	1,169,721
	Olympic Group Corp.	52,200	305,667
	OUG Holdings, Inc.	21,300	477,347
#	Pickles Corp.	55,600	737,961
	Pigeon Corp.	101,400	1,783,265
# *	Premier Anti-Aging Co. Ltd.	2,400	72,712
	Prima Meat Packers Ltd.	181,400	3,266,841
	Qol Holdings Co. Ltd.	165,500	1,573,327
	Retail Partners Co. Ltd.	107,600	1,263,111
	Riken Vitamin Co. Ltd.	143,900	1,977,237
	Rokko Butter Co. Ltd.	84,200	1,039,364
	S Foods, Inc.	116,762	3,132,884
	S&B Foods, Inc.	42,798	1,292,451
#	Sagami Rubber Industries Co. Ltd.	57,700	354,842
	Sakata Seed Corp.	14,000	424,395
	San-A Co. Ltd.	116,600	3,945,101
	Sapporo Holdings Ltd.	392,620	7,399,843
	Sato Foods Co. Ltd.	800	31,722
	Satudora Holdings Co. Ltd.	3,900	23,276
#	Shinnihonseiyaku Co. Ltd.	34,100	402,531
	Shinobu Foods Products Co. Ltd.	1,600	8,242
	Shoei Foods Corp.	68,000	2,271,035
#	Showa Sangyo Co. Ltd.	114,300	2,452,906
#	Soiken Holdings, Inc.	39,400	105,822
	ST Corp.	36,100	451,065
	Starzen Co. Ltd.	90,600	1,482,184
#	Takara Holdings, Inc.	345,800	3,103,306
	Toho Co. Ltd.	49,900	464,201
#	Torigoe Co. Ltd.	94,500	509,954
	Toyo Sugar Refining Co. Ltd.	14,500	121,593
#	Transaction Co. Ltd.	89,700	728,941
	United Super Markets Holdings, Inc.	353,200	3,052,301

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Valor Holdings Co. Ltd.	225,800	$3,902,198
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	1,285,014
#	Watahan & Co. Ltd.	94,100	1,029,581
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	463,993
#	YAKUODO Holdings Co. Ltd.	69,400	1,286,370
	Yamami Co.	1,200	17,599
#	YA-MAN Ltd.	194,200	1,817,294
	Yamatane Corp.	59,900	829,329
#	Yamaya Corp.	23,500	479,762
#	Yamazawa Co. Ltd.	11,800	158,584
#	Yaoko Co. Ltd.	28,500	1,548,917
	Yokorei Co. Ltd.	312,700	2,195,029
	Yomeishu Seizo Co. Ltd.	48,700	701,323
# *	Yoshimura Food Holdings KK	29,300	131,189
# *	Yuasa Funashoku Co. Ltd.	14,300	315,469
	Yukiguni Maitake Co. Ltd.	18,600	174,026
	Yutaka Foods Corp.	3,900	57,783

TOTAL CONSUMER STAPLES			222,662,969

ENERGY — (1.0%)
#	BP Castrol KK	44,100	445,823
	Cosmo Energy Holdings Co. Ltd.	348,300	7,460,949
	Fuji Kosan Co. Ltd.	4,400	33,251
#	Fuji Oil Co. Ltd.	292,200	634,114
	Itochu Enex Co. Ltd.	356,500	2,997,844
	Japan Oil Transportation Co. Ltd.	15,500	336,689
#	Japan Petroleum Exploration Co. Ltd.	226,200	4,763,997
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,665,722
	Modec, Inc.	134,300	1,394,693
	Nippon Coke & Engineering Co. Ltd.	978,100	1,150,325
	Sala Corp.	324,100	1,692,575
	San-Ai Oil Co. Ltd.	390,600	2,991,424
	Sinanen Holdings Co. Ltd.	46,900	1,265,821
	Toa Oil Co. Ltd.	46,200	1,143,681
	Toyo Kanetsu KK	48,700	974,964

TOTAL ENERGY			28,951,872

FINANCIALS — (8.6%)
	77 Bank Ltd.	364,552	4,583,579
#	Advance Create Co. Ltd.	63,400	493,032
	AEON Financial Service Co. Ltd.	124,500	1,233,799
	Aichi Bank Ltd.	48,700	1,801,162
#	Aiful Corp.	2,120,600	6,196,378
#	Aizawa Securities Group Co. Ltd.	207,600	1,242,223
	Akatsuki Corp.	144,000	381,410
	Akita Bank Ltd.	88,440	1,213,793
	Anicom Holdings, Inc.	108,300	573,767
#	Aomori Bank Ltd.	125,000	1,935,477
*	Aruhi Corp.	162,500	1,322,584
#	Asax Co. Ltd.	9,300	49,451
#	Awa Bank Ltd.	234,300	4,145,635
#	Bank of Iwate Ltd.	82,982	1,251,887
#	Bank of Kochi Ltd.	56,100	347,458
#	Bank of Nagoya Ltd.	75,630	1,778,932
	Bank of Saga Ltd.	86,320	1,027,437
	Bank of the Ryukyus Ltd.	262,280	1,701,867
#	Bank of Toyama Ltd.	14,500	251,302
#	Casa, Inc.	28,400	194,957

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Chiba Kogyo Bank Ltd.	264,158	$565,515
	Chugoku Bank Ltd.	607,300	4,324,780
#	Chukyo Bank Ltd.	61,400	801,994
#	Credit Saison Co. Ltd.	735,700	7,806,658
	Daishi Hokuetsu Financial Group, Inc.	264,000	5,378,747
#	Daito Bank Ltd.	62,600	349,965
	eGuarantee, Inc.	217,000	3,615,824
#	Ehime Bank Ltd.	211,700	1,611,571
#	Entrust, Inc.	54,900	254,313
	FIDEA Holdings Co. Ltd.	128,790	1,335,022
	Financial Products Group Co. Ltd.	106,900	750,719
#	First Bank of Toyama Ltd.	319,000	823,604
#	First Brothers Co. Ltd.	34,600	238,341
#	Fukui Bank Ltd.	127,100	1,461,384
	Fukushima Bank Ltd.	17,200	32,097
	Fuyo General Lease Co. Ltd.	117,300	6,687,362
#	GMO Financial Holdings, Inc.	249,100	1,671,951
	Gunma Bank Ltd.	2,064,840	5,951,416
	Hachijuni Bank Ltd.	1,459,600	4,836,037
#	Hirogin Holdings, Inc.	1,534,800	8,087,384
*	Hirose Tusyo, Inc.	20,800	377,517
#	Hokkoku Financial Holdings, Inc.	145,700	3,638,271
	Hokuhoku Financial Group, Inc.	804,000	5,838,939
*	HS Holdings Co. Ltd.	152,200	1,616,864
#	Hyakugo Bank Ltd.	1,393,709	3,805,132
	Hyakujushi Bank Ltd.	134,700	1,820,559
#	Ichiyoshi Securities Co. Ltd.	230,400	1,164,186
	IwaiCosmo Holdings, Inc.	123,900	1,347,550
	Iyo Bank Ltd.	1,034,718	5,043,534
	J Trust Co. Ltd.	345,400	989,440
	Jaccs Co. Ltd.	149,700	3,755,709
*	Jafco Group Co. Ltd.	596,100	9,086,081
*	Japan Asia Investment Co. Ltd.	82,100	146,909
#	Japan Investment Adviser Co. Ltd.	70,300	702,915
#	Japan Securities Finance Co. Ltd.	581,200	4,367,961
#	Jimoto Holdings, Inc.	113,150	574,045
#	J-Lease Co. Ltd.	31,900	449,105
	Juroku Financial Group, Inc.	191,700	3,394,577
	Keiyo Bank Ltd.	674,900	2,711,365
#	Kita-Nippon Bank Ltd.	43,506	560,776
#	Kiyo Bank Ltd.	420,090	4,708,490
#	Kyokuto Securities Co. Ltd.	152,800	915,351
	Kyushu Financial Group, Inc.	1,601,937	5,237,333
#	Kyushu Leasing Service Co. Ltd.	34,000	162,793
*	M&A Capital Partners Co. Ltd.	92,100	3,267,073
#	Marusan Securities Co. Ltd.	336,700	1,367,111
#	Matsui Securities Co. Ltd.	479,400	3,156,197
	Mercuria Holdings Co. Ltd.	65,800	269,122
#	Michinoku Bank Ltd.	261,898	1,897,437
#	Minkabu The Infonoid, Inc.	21,700	507,364
#	Mito Securities Co. Ltd.	359,500	805,310
	Miyazaki Bank Ltd.	102,900	1,731,394
#	Mizuho Leasing Co. Ltd.	182,600	4,436,884
#	Monex Group, Inc.	1,089,600	5,771,128
	Money Partners Group Co. Ltd.	149,100	361,918
	Morningstar Japan KK	118,600	566,613
#	Mortgage Service Japan Ltd.	26,100	201,682
	Musashino Bank Ltd.	194,300	2,778,199
#	Nagano Bank Ltd.	43,899	458,505

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Nanto Bank Ltd.	185,100	$2,980,985
	NEC Capital Solutions Ltd.	60,200	1,019,452
	Nishi-Nippon Financial Holdings, Inc.	806,800	4,963,947
#	North Pacific Bank Ltd.	1,785,600	3,475,920
# *	OAK Capital Corp.	300,200	191,124
#	Ogaki Kyoritsu Bank Ltd.	228,700	3,546,243
	Oita Bank Ltd.	84,199	1,315,905
#	Okasan Securities Group, Inc.	971,900	2,926,461
#	Okinawa Financial Group, Inc.	143,060	2,398,394
#	Orient Corp.	2,808,900	2,839,361
	Premium Group Co. Ltd.	49,300	1,618,694
	Ricoh Leasing Co. Ltd.	99,400	2,707,169
	San ju San Financial Group, Inc.	118,793	1,430,973
	San-In Godo Bank Ltd.	966,000	4,924,079
*	SBI Insurance Group Co. Ltd.	7,600	64,062
	Senshu Ikeda Holdings, Inc.	1,232,328	1,741,261
#	Seven Bank Ltd.	787,400	1,536,790
#	Shiga Bank Ltd.	290,800	5,224,487
#	Shikoku Bank Ltd.	240,900	1,465,242
	Shimizu Bank Ltd.	58,200	748,915
#	Sparx Group Co. Ltd.	594,900	1,328,718
	Strike Co. Ltd.	51,700	1,976,589
#	Suruga Bank Ltd.	900,700	2,994,668
	Taiko Bank Ltd.	41,800	474,964
	Tochigi Bank Ltd.	565,200	1,018,573
#	Toho Bank Ltd.	1,286,400	2,153,999
#	Tohoku Bank Ltd.	64,700	537,933
	Tokai Tokyo Financial Holdings, Inc.	1,409,300	4,625,906
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,434,038
#	Tomato Bank Ltd.	54,500	465,213
	TOMONY Holdings, Inc.	937,250	2,502,666
#	Tottori Bank Ltd.	56,400	550,082
	Towa Bank Ltd.	210,300	926,586
#	Toyo Securities Co. Ltd.	390,800	475,972
	Traders Holdings Co. Ltd.	13,720	38,622
#	Tsukuba Bank Ltd.	461,800	763,412
*	Uzabase, Inc.	76,400	664,547
	Yamagata Bank Ltd.	143,600	1,015,007
	Yamaguchi Financial Group, Inc.	1,237,672	6,844,163
	Yamanashi Chuo Bank Ltd.	162,526	1,261,717

TOTAL FINANCIALS			258,474,992

HEALTH CARE — (4.5%)
	Advantage Risk Management Co. Ltd.	41,900	211,683
	As One Corp.	4,000	236,029
	ASKA Pharmaceutical Holdings Co. Ltd.	143,200	1,474,587
	Astena Holdings Co. Ltd.	194,800	706,854
	BML, Inc.	149,600	3,774,005
#	Carenet, Inc.	130,800	913,094
	CE Holdings Co. Ltd.	9,500	39,592
# *	CellSource Co. Ltd.	21,100	500,613
	Charm Care Corp. KK	113,900	1,026,525
	CMIC Holdings Co. Ltd.	63,200	789,336
	Create Medic Co. Ltd.	38,700	315,006
#	Daiken Medical Co. Ltd.	116,700	486,566
	Daito Pharmaceutical Co. Ltd.	78,580	1,835,971
#	DATA HORIZON Co. Ltd.	3,600	58,159
#	Dvx, Inc.	44,300	376,236
	Eiken Chemical Co. Ltd.	203,900	2,877,114

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Elan Corp.	208,600	$1,835,954
	EM Systems Co. Ltd.	27,400	174,421
#	FALCO HOLDINGS Co. Ltd.	53,300	875,281
	FINDEX, Inc.	94,500	544,607
#	France Bed Holdings Co. Ltd.	158,600	1,122,246
	Fuji Pharma Co. Ltd.	99,100	796,700
#	Fukuda Denshi Co. Ltd.	63,200	4,037,699
#	Fuso Pharmaceutical Industries Ltd.	42,600	761,986
# *	GNI Group Ltd.	54,200	612,011
#	H.U. Group Holdings, Inc.	356,800	8,473,927
	Hogy Medical Co. Ltd.	110,500	2,924,703
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	261,226
	I’rom Group Co. Ltd.	31,800	497,905
# *	Japan Animal Referral Medical Center Co. Ltd.	9,600	141,871
*	Japan Hospice Holdings, Inc.	11,300	164,319
	Japan Lifeline Co. Ltd.	396,000	3,311,032
	Japan Medical Dynamic Marketing, Inc.	104,500	1,397,253
#	JMS Co. Ltd.	104,457	520,650
	Kaken Pharmaceutical Co. Ltd.	149,700	4,760,556
	Kanamic Network Co. Ltd.	139,700	595,308
#	Kissei Pharmaceutical Co. Ltd.	175,800	3,664,255
#	Koa Shoji Holdings Co. Ltd.	4,100	29,496
#	KYORIN Holdings, Inc.	261,400	3,795,609
	Linical Co. Ltd.	69,400	517,135
	Mani, Inc.	317,400	3,786,215
	Medical Data Vision Co. Ltd.	171,100	1,660,335
	Medikit Co. Ltd.	2,000	38,204
	Medius Holdings Co. Ltd.	68,500	540,844
# *	MedPeer, Inc.	76,300	2,459,843
	Menicon Co. Ltd.	182,200	4,359,754
#	Mizuho Medy Co. Ltd.	22,400	366,190
	Mochida Pharmaceutical Co. Ltd.	50,598	1,544,806
	Nakanishi, Inc.	295,400	5,447,066
# *	Nichi-iko Pharmaceutical Co. Ltd.	323,550	2,058,896
#	Nippon Chemiphar Co. Ltd.	13,400	229,167
#	Nipro Corp.	809,400	6,768,606
#	Nissui Pharmaceutical Co. Ltd.	78,000	624,045
	Paramount Bed Holdings Co. Ltd.	255,200	4,149,649
*	PeptiDream, Inc.	62,200	1,105,367
	Precision System Science Co. Ltd.	4,800	17,055
#	Rion Co. Ltd.	54,600	1,040,465
	Sawai Group Holdings Co. Ltd.	155,000	5,659,694
#	Seed Co. Ltd.	68,100	289,756
	Seikagaku Corp.	233,700	1,670,625
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,728,086
	Ship Healthcare Holdings, Inc.	278,600	4,513,464
#	Shofu, Inc.	69,900	892,480
	Software Service, Inc.	19,100	974,265
	Solasto Corp.	327,100	2,631,016
#	St-Care Holding Corp.	81,600	552,829
# *	Taiko Pharmaceutical Co. Ltd.	55,900	272,414
	Techno Medica Co. Ltd.	14,700	187,820
#	Toho Holdings Co. Ltd.	298,300	4,504,137
	Tokai Corp.	138,600	1,950,720
	Torii Pharmaceutical Co. Ltd.	90,800	2,326,716
#	Towa Pharmaceutical Co. Ltd.	173,300	3,893,302
#	Trans Genic, Inc.	51,100	176,987
	Tsumura & Co.	163,200	4,266,787
#	Value HR Co. Ltd.	92,800	1,040,419

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Vital KSK Holdings, Inc.	262,800	$1,576,534
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	264,877
#	WIN-Partners Co. Ltd.	106,100	868,107
#	ZERIA Pharmaceutical Co. Ltd.	17,300	269,195

TOTAL HEALTH CARE			134,144,257

INDUSTRIALS — (28.9%)
#	A&A Material Corp.	26,000	188,481
	Advan Group Co. Ltd.	146,500	1,077,033
	Aeon Delight Co. Ltd.	105,900	2,631,725
	Aica Kogyo Co. Ltd.	128,500	3,124,885
	Aichi Corp.	226,800	1,633,062
	Aida Engineering Ltd.	312,000	2,682,831
	Airtech Japan Ltd.	2,000	17,644
	AIT Corp.	8,100	100,993
	Ajis Co. Ltd.	28,900	567,389
	Alconix Corp.	143,100	1,627,888
#	Alinco, Inc.	80,500	571,411
#	Alps Logistics Co. Ltd.	111,600	978,335
	Altech Co. Ltd.	10,900	23,920
	Altech Corp.	112,570	1,726,891
	Anest Iwata Corp.	220,200	1,490,405
	Asahi Diamond Industrial Co. Ltd.	352,700	1,697,571
#	Asahi Kogyosha Co. Ltd.	51,400	675,877
#	Asanuma Corp.	42,100	1,718,285
#	Asukanet Co. Ltd.	31,200	356,383
	Bando Chemical Industries Ltd.	213,500	1,537,498
#	Br Holdings Corp.	202,000	528,665
#	Bunka Shutter Co. Ltd.	353,700	2,843,820
	Canare Electric Co. Ltd.	21,200	275,034
#	Careerlink Co. Ltd.	7,600	90,123
	Central Glass Co. Ltd.	219,600	3,737,525
	Central Security Patrols Co. Ltd.	53,000	1,083,734
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	966,878
*	Chiyoda Corp.	850,900	3,255,223
	Chiyoda Integre Co. Ltd.	71,700	1,235,134
	Chori Co. Ltd.	73,000	1,048,372
	Chudenko Corp.	190,900	3,225,982
#	Chugai Ro Co. Ltd.	37,600	492,794
#	Chuo Warehouse Co. Ltd.	21,000	170,389
	CKD Corp.	213,800	3,262,267
	CMC Corp.	30,200	310,851
	Comany, Inc.	4,700	46,233
	Cosel Co. Ltd.	162,700	1,069,869
	Creek & River Co. Ltd.	67,100	1,120,883
	CTI Engineering Co. Ltd.	73,300	1,362,877
	CTS Co. Ltd.	157,100	1,079,367
#	Dai-Dan Co. Ltd.	90,900	1,558,735
#	Daido Kogyo Co. Ltd.	51,800	394,060
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	506,135
	Daihen Corp.	128,800	4,435,818
#	Daiho Corp.	91,600	3,386,642
	Dai-Ichi Cutter Kogyo KK	46,300	512,551
	Daiichi Jitsugyo Co. Ltd.	53,100	1,858,294
#	Daiichi Kensetsu Corp.	35,200	426,376
	Daiki Axis Co. Ltd.	41,900	259,422
	Daiohs Corp.	22,100	184,980
	Daiseki Co. Ltd.	292,755	11,011,460
#	Daiseki Eco. Solution Co. Ltd.	39,159	405,664

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Daisue Construction Co. Ltd.	48,200	$493,027
	Daiwa Industries Ltd.	206,500	1,833,553
#	Denyo Co. Ltd.	96,400	1,289,093
	DMG Mori Co. Ltd.	728,000	9,861,503
	DMW Corp.	4,800	130,508
	Duskin Co. Ltd.	268,800	5,910,148
	Ebara Jitsugyo Co. Ltd.	70,200	1,409,829
#	Eidai Co. Ltd.	184,700	440,212
#	EJ Holdings, Inc.	30,100	302,176
	Endo Lighting Corp.	56,300	429,569
	en-japan, Inc.	159,400	3,821,897
	Enshu Ltd.	26,199	154,165
#	Envipro Holdings, Inc.	17,200	290,084
#	ERI Holdings Co. Ltd.	14,100	176,878
# *	Escrow Agent Japan, Inc.	136,700	207,647
	F&M Co. Ltd.	44,400	589,917
# *	FDK Corp.	64,298	453,685
#	Forum Engineering, Inc.	21,100	140,572
	Freund Corp.	75,600	487,038
	Fudo Tetra Corp.	102,380	1,274,225
	Fuji Corp.	326,900	5,896,031
	Fuji Die Co. Ltd.	55,300	293,214
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	38,761
*	Fujikura Ltd.	1,702,600	8,617,708
	Fujimak Corp.	12,600	75,746
	Fujisash Co. Ltd.	573,900	338,214
	Fujitec Co. Ltd.	155,700	3,998,143
	Fukuda Corp.	55,700	2,052,240
#	Fukushima Galilei Co. Ltd.	82,900	2,596,712
	Fukuvi Chemical Industry Co. Ltd.	10,600	52,140
#	Fukuyama Transporting Co. Ltd.	83,257	2,479,526
	FULLCAST Holdings Co. Ltd.	127,700	2,719,038
	Funai Soken Holdings, Inc.	247,470	4,455,042
	Furukawa Co. Ltd.	197,100	2,072,489
	Furukawa Electric Co. Ltd.	424,300	7,521,907
	Futaba Corp.	208,200	1,118,531
# *	G Three Holdings Corp.	48,700	150,178
	Gakujo Co. Ltd.	5,600	45,523
	Gecoss Corp.	95,900	629,204
	Giken Ltd.	5,400	163,741
	Glory Ltd.	288,055	4,867,955
	gremz, Inc.	23,900	437,300
#	GS Yuasa Corp.	393,683	7,479,629
	Hamakyorex Co. Ltd.	105,000	2,455,021
	Hanwa Co. Ltd.	229,100	6,040,621
#	Hashimoto Sogyo Holdings Co. Ltd.	4,070	63,444
	Hazama Ando Corp.	1,185,600	8,761,975
#	Helios Techno Holding Co. Ltd.	109,800	263,105
	Hibiya Engineering Ltd.	110,700	1,661,436
	Hirakawa Hewtech Corp.	70,800	671,328
#	Hirano Tecseed Co. Ltd.	59,400	1,002,370
#	Hirata Corp.	31,100	1,363,302
	Hisaka Works Ltd.	127,300	826,493
	Hitachi Zosen Corp.	1,034,779	6,284,099
#	Hito Communications Holdings, Inc.	43,900	645,018
	Hokuetsu Industries Co. Ltd.	139,500	997,132
#	Hokuriku Electrical Construction Co. Ltd.	89,040	573,458
	Hosokawa Micron Corp.	89,900	1,961,459
	Howa Machinery Ltd.	65,100	428,078

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Ichikawa Co. Ltd.	1,000	$11,492
#	Ichiken Co. Ltd.	33,600	511,606
#	Ichinen Holdings Co. Ltd.	125,100	1,330,733
	Idec Corp.	192,900	4,027,254
	Ihara Science Corp.	52,200	852,197
	Iino Kaiun Kaisha Ltd.	523,400	3,508,075
# *	Impact HD, Inc.	20,500	608,809
	Imura Envelope Co., Inc.	13,700	95,077
	Inaba Denki Sangyo Co. Ltd.	325,200	6,595,103
	Inaba Seisakusho Co. Ltd.	62,800	679,936
	Inabata & Co. Ltd.	293,700	4,953,300
	INFRONEER Holdings, Inc.	559,188	4,772,489
	Insource Co. Ltd.	138,750	2,621,408
#	Inui Global Logistics Co. Ltd.	67,580	1,103,032
	IR Japan Holdings Ltd.	41,300	1,455,327
	Iseki & Co. Ltd.	122,800	1,297,385
#	Ishii Iron Works Co. Ltd.	11,000	265,517
	Itoki Corp.	213,100	604,473
	Iwaki Co. Ltd.	56,100	501,639
#	Iwasaki Electric Co. Ltd.	42,200	786,048
	JAC Recruitment Co. Ltd.	105,100	1,587,495
	Japan Elevator Service Holdings Co. Ltd.	355,100	4,596,752
#	Japan Foundation Engineering Co. Ltd.	122,400	732,315
	Japan Pulp & Paper Co. Ltd.	73,400	2,334,202
	Japan Steel Works Ltd.	130,400	4,041,723
	Japan Transcity Corp.	244,600	1,206,758
	JDC Corp.	68,600	309,369
	JGC Holdings Corp.	416,500	4,978,236
#	JK Holdings Co. Ltd.	94,440	925,425
	Juki Corp.	174,000	1,183,945
	Kamei Corp.	150,100	1,235,564
#	Kanaden Corp.	114,900	932,582
#	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,217,764
	Kaname Kogyo Co. Ltd.	1,300	9,471
	Kanamoto Co. Ltd.	210,000	3,431,158
	Kandenko Co. Ltd.	629,700	4,296,009
	Kanematsu Corp.	506,325	5,538,822
	Katakura Industries Co. Ltd.	151,500	2,764,252
#	Kato Works Co. Ltd.	62,800	401,262
	Kawada Technologies, Inc.	32,300	954,143
	Kawagishi Bridge Works Co. Ltd.	8,700	204,856
	Kawanishi Warehouse Co. Ltd.	1,700	15,450
	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	298,666
	Kawata Manufacturing Co. Ltd.	25,100	214,347
#	Keihin Co. Ltd.	15,700	191,136
	KFC Ltd.	8,700	129,895
#	Kimura Chemical Plants Co. Ltd.	98,900	696,621
	Kimura Unity Co. Ltd.	23,500	258,437
#	King Jim Co. Ltd.	58,000	434,802
#	Kinki Sharyo Co. Ltd.	16,599	161,899
#	Kintetsu World Express, Inc.	240,800	6,161,324
	Kitagawa Corp.	54,200	592,069
	Kitano Construction Corp.	24,872	434,427
	Kito Corp.	132,700	1,922,746
	Kitz Corp.	407,200	2,281,468
# *	Kobe Electric Railway Co. Ltd.	37,299	1,005,877
	Koike Sanso Kogyo Co. Ltd.	13,400	223,178
	Kokusai Co. Ltd.	51,600	266,329
#	Kokusai Pulp & Paper Co. Ltd.	47,700	123,456

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kokuyo Co. Ltd.	427,025	$5,622,530
#	KOMAIHALTEC, Inc.	20,300	360,230
	Komatsu Wall Industry Co. Ltd.	49,300	739,752
	Komori Corp.	302,500	1,796,094
#	Kondotec, Inc.	114,200	950,062
	Konoike Transport Co. Ltd.	178,300	1,675,398
# *	Kosaido Holdings Co. Ltd.	133,100	869,365
	Kozo Keikaku Engineering, Inc.	21,200	436,119
	KRS Corp.	75,600	619,832
	Kumagai Gumi Co. Ltd.	235,700	5,217,153
	Kuroda Precision Industries Ltd.	700	11,862
#	Kyodo Printing Co. Ltd.	45,800	1,033,511
#	Kyokuto Boeki Kaisha Ltd.	33,000	592,298
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,328,022
#	Kyoritsu Printing Co. Ltd.	179,200	210,654
	Kyudenko Corp.	175,700	4,108,107
	LIKE, Inc.	68,700	1,148,009
	Link & Motivation, Inc.	234,300	1,035,284
	Lonseal Corp.	13,900	165,269
	Mabuchi Motor Co. Ltd.	216,100	6,727,189
#	Maezawa Industries, Inc.	49,000	265,989
#	Maezawa Kasei Industries Co. Ltd.	85,100	888,683
	Maezawa Kyuso Industries Co. Ltd.	122,700	975,687
	Makino Milling Machine Co. Ltd.	153,400	4,836,082
*	Management Solutions Co. Ltd.	37,300	1,133,213
	Marufuji Sheet Piling Co. Ltd.	11,800	187,593
#	MARUKA FURUSATO Corp.	107,607	2,605,785
#	Marumae Co. Ltd.	31,900	622,155
#	Maruwa Unyu Kikan Co. Ltd.	132,200	1,209,143
	Maruyama Manufacturing Co., Inc.	18,800	240,033
	Maruzen Co. Ltd.	65,800	951,768
	Maruzen Showa Unyu Co. Ltd.	81,800	2,113,734
#	Matching Service Japan Co. Ltd.	52,000	359,692
#	Matsuda Sangyo Co. Ltd.	82,782	1,665,452
#	Matsui Construction Co. Ltd.	125,500	678,095
	Max Co. Ltd.	164,900	2,288,389
#	Meidensha Corp.	224,410	4,641,443
#	Meiho Facility Works Ltd.	36,100	211,689
#	Meiji Electric Industries Co. Ltd.	52,500	442,837
#	Meiji Shipping Co. Ltd.	94,000	668,218
#	Meisei Industrial Co. Ltd.	227,500	1,283,180
	Meitec Corp.	163,300	8,846,224
#	Meiwa Corp.	145,600	1,091,268
#	MetaReal Corp.	22,800	186,761
	METAWATER Co. Ltd.	162,600	2,654,266
	Midac Holdings Co. Ltd.	17,900	396,836
#	Mie Kotsu Group Holdings, Inc.	346,700	1,292,764
	Mirai Industry Co. Ltd.	4,600	59,231
	Mirait Holdings Corp.	595,335	9,472,798
	Mitani Corp.	294,600	4,467,715
#	Mitani Sangyo Co. Ltd.	145,000	378,365
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	650,033
	Mitsubishi Logisnext Co. Ltd.	186,600	1,412,031
	Mitsubishi Logistics Corp.	157,000	3,884,571
	Mitsubishi Pencil Co. Ltd.	128,100	1,323,699
#	Mitsuboshi Belting Ltd.	150,300	2,484,768
# *	Mitsui E&S Holdings Co. Ltd.	408,581	1,216,554
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,205,353
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,626,212

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mitsumura Printing Co. Ltd.	6,300	$76,465
	Miyaji Engineering Group, Inc.	37,517	1,060,025
	Mori-Gumi Co. Ltd.	69,500	172,921
	Morita Holdings Corp.	209,700	2,117,595
	Musashi Co. Ltd.	5,000	71,298
#	NAC Co. Ltd.	61,300	478,023
	Nachi-Fujikoshi Corp.	93,600	3,195,198
	Nadex Co. Ltd.	40,600	237,023
	Nagase & Co. Ltd.	578,600	8,584,554
	Naigai Trans Line Ltd.	41,700	651,118
#	Nakabayashi Co. Ltd.	113,400	459,409
	Nakakita Seisakusho Co. Ltd.	3,700	64,269
#	Nakamoto Packs Co. Ltd.	33,300	432,107
*	Nakamura Choukou Co. Ltd.	6,600	39,154
	Nakanishi Manufacturing Co. Ltd.	5,700	61,135
#	Nakano Corp.	107,000	293,290
# *	Namura Shipbuilding Co. Ltd.	256,428	681,234
	Nankai Electric Railway Co. Ltd.	341,300	6,585,257
	Narasaki Sangyo Co. Ltd.	25,400	431,313
	Nice Corp.	35,200	562,906
	Nichias Corp.	386,200	7,951,572
#	Nichiban Co. Ltd.	68,100	946,719
#	Nichiden Corp.	98,100	1,727,389
	Nichiha Corp.	165,280	3,379,936
	Nichireki Co. Ltd.	155,400	1,565,554
	Nihon Dengi Co. Ltd.	30,800	944,511
	Nihon Flush Co. Ltd.	122,000	982,361
#	Nikkato Corp.	53,000	232,958
#	Nikkiso Co. Ltd.	316,800	2,368,867
#	Nikko Co. Ltd.	168,400	835,438
	Nikkon Holdings Co. Ltd.	384,000	6,407,882
	Nippi, Inc.	11,900	343,985
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,225,511
	Nippon Aqua Co. Ltd.	55,400	297,087
	Nippon Carbon Co. Ltd.	66,200	2,268,325
	Nippon Concept Corp.	37,700	470,681
#	Nippon Densetsu Kogyo Co. Ltd.	226,500	2,922,535
#	Nippon Dry-Chemical Co. Ltd.	11,300	160,536
	Nippon Filcon Co. Ltd.	15,700	67,254
#	Nippon Hume Corp.	137,300	775,802
	Nippon Kanzai Co. Ltd.	15,200	351,040
	Nippon Koei Co. Ltd.	80,300	1,962,755
#	Nippon Parking Development Co. Ltd.	1,350,400	1,699,856
	Nippon Rietec Co. Ltd.	26,400	277,364
	Nippon Seisen Co. Ltd.	14,800	536,639
	Nippon Sharyo Ltd.	40,999	730,420
# *	Nippon Sheet Glass Co. Ltd.	416,900	1,449,537
	Nippon Steel Trading Corp.	96,960	4,197,054
	Nippon Thompson Co. Ltd.	356,500	1,561,651
#	Nippon Tungsten Co. Ltd.	6,699	120,027
#	Nishimatsu Construction Co. Ltd.	321,400	9,649,946
#	Nishi-Nippon Railroad Co. Ltd.	215,300	4,717,958
	Nishio Rent All Co. Ltd.	123,800	2,826,196
	Nissei ASB Machine Co. Ltd.	51,100	1,294,405
#	Nissei Plastic Industrial Co. Ltd.	108,200	891,003
	Nisshinbo Holdings, Inc.	956,780	8,285,916
	Nissin Corp.	92,500	1,233,272
	Nissin Electric Co. Ltd.	329,100	3,950,205
#	Nisso Corp.	69,000	423,520

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nitta Corp.	128,900	$2,906,597
	Nitto Boseki Co. Ltd.	59,600	1,369,547
	Nitto Kogyo Corp.	169,300	2,178,110
	Nitto Kohki Co. Ltd.	69,900	888,141
	Nitto Seiko Co. Ltd.	189,000	776,837
#	Nittoc Construction Co. Ltd.	121,600	699,466
	NJS Co. Ltd.	36,800	607,676
	Noda Corp.	120,700	1,076,209
	Nomura Co. Ltd.	199,500	1,495,336
#	Nomura Micro Science Co. Ltd.	39,900	1,367,058
	Noritake Co. Ltd.	59,600	2,166,363
	Noritsu Koki Co. Ltd.	123,200	2,344,451
	Noritz Corp.	180,400	2,160,065
#	NS Tool Co. Ltd.	105,300	1,245,634
#	NS United Kaiun Kaisha Ltd.	69,400	2,369,105
# *	NTN Corp.	2,686,900	4,663,301
	Obara Group, Inc.	74,200	1,813,979
#	Ochi Holdings Co. Ltd.	8,900	93,658
	Odawara Engineering Co. Ltd.	9,900	161,396
#	Ohba Co. Ltd.	76,500	475,168
	Ohmoto Gumi Co. Ltd.	4,100	214,995
#	Oiles Corp.	143,970	1,780,878
	Okabe Co. Ltd.	242,700	1,368,914
#	Okada Aiyon Corp.	42,800	502,233
	Okamoto Machine Tool Works Ltd.	25,299	925,259
	Okamura Corp.	376,300	3,715,600
	OKUMA Corp.	151,100	6,257,348
	Okumura Corp.	193,880	4,705,903
	Onoken Co. Ltd.	109,400	1,374,921
#	Organo Corp.	43,400	3,576,820
#	Oriental Consultants Holdings Co. Ltd.	6,100	128,006
	Oriental Shiraishi Corp.	764,000	1,479,304
#	Origin Co. Ltd.	27,600	274,555
	OSG Corp.	511,900	7,823,350
	Outsourcing, Inc.	715,000	7,367,185
	Oyo Corp.	128,000	2,407,937
#	Paraca, Inc.	35,900	502,603
*	Park24 Co. Ltd.	233,700	3,824,224
	Parker Corp.	34,000	130,260
#	Pasco Corp.	11,200	121,789
	Pasona Group, Inc.	145,800	2,917,584
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	675,904
	Penta-Ocean Construction Co. Ltd.	1,669,600	8,329,183
	People Dreams & Technologies Group Co. Ltd.	22,100	371,060
#	Phil Co., Inc.	7,100	73,140
	Pilot Corp.	123,700	5,312,206
	Prestige International, Inc.	654,700	3,865,242
	Pronexus, Inc.	104,900	908,952
	PS Mitsubishi Construction Co. Ltd.	205,700	984,122
	Punch Industry Co. Ltd.	88,700	360,475
#	Quick Co. Ltd.	76,100	980,480
	Raito Kogyo Co. Ltd.	293,100	4,679,604
	Raiznext Corp.	275,700	2,416,475
#	Rasa Corp.	63,200	514,895
	Rheon Automatic Machinery Co. Ltd.	120,500	999,440
#	Rix Corp.	17,300	233,704
#	Ryobi Ltd.	159,740	1,394,038
#	S LINE Co. Ltd.	23,800	177,957
#	Sakai Heavy Industries Ltd.	23,300	609,084

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sakai Moving Service Co. Ltd.	72,100	$2,495,139
# *	Sanix, Inc.	146,200	302,380
	Sanki Engineering Co. Ltd.	272,000	3,115,301
	Sanko Gosei Ltd.	134,300	385,654
#	Sanko Metal Industrial Co. Ltd.	16,200	335,900
#	Sankyo Tateyama, Inc.	133,774	700,474
	Sankyu, Inc.	60,100	1,958,912
	Sansei Technologies, Inc.	64,500	386,593
	Sansha Electric Manufacturing Co. Ltd.	64,300	416,784
	Sanyo Denki Co. Ltd.	53,600	2,143,290
	Sanyo Engineering & Construction, Inc.	60,200	332,725
	Sanyo Industries Ltd.	9,900	150,755
	Sanyo Trading Co. Ltd.	138,600	1,115,738
	Sata Construction Co. Ltd.	89,399	338,582
	Sato Holdings Corp.	179,300	2,507,022
#	Sato Shoji Corp.	86,800	818,695
	SBS Holdings, Inc.	119,400	3,246,727
#	SEC Carbon Ltd.	10,900	522,383
	Seibu Electric & Machinery Co. Ltd.	10,300	124,320
	Seika Corp.	57,600	752,838
#	Seikitokyu Kogyo Co. Ltd.	187,330	1,141,883
	Seiko Electric Co. Ltd.	4,900	50,719
	Seino Holdings Co. Ltd.	255,000	2,319,966
	Seiwa Electric Manufacturing Co. Ltd.	1,700	7,374
	Sekisui Jushi Corp.	203,900	2,948,028
	Senko Group Holdings Co. Ltd.	711,400	5,210,343
	Senshu Electric Co. Ltd.	28,700	1,374,442
	Shibaura Machine Co. Ltd.	132,500	3,684,857
	Shibusawa Warehouse Co. Ltd.	59,900	1,131,615
	Shibuya Corp.	94,600	1,881,531
	Shima Seiki Manufacturing Ltd.	170,400	2,591,047
	Shin Maint Holdings Co. Ltd.	14,600	136,972
#	Shin Nippon Air Technologies Co. Ltd.	88,380	1,391,794
	Shin-Keisei Electric Railway Co. Ltd.	39,399	662,397
	Shinki Bus Co. Ltd.	1,900	50,605
	Shinmaywa Industries Ltd.	385,800	2,852,720
	Shinnihon Corp.	166,700	992,938
	Shinsho Corp.	31,100	904,436
	Shinwa Co. Ltd.	62,300	1,000,451
	Shinwa Co. Ltd.	24,800	159,559
	SHO-BOND Holdings Co. Ltd.	117,500	5,112,218
#	SIGMAXYZ Holdings, Inc.	220,000	2,049,818
	Sinfonia Technology Co. Ltd.	137,100	1,487,550
	Sinko Industries Ltd.	125,400	1,769,445
	Sintokogio Ltd.	276,100	1,552,715
#	Soda Nikka Co. Ltd.	105,700	557,899
	Sodick Co. Ltd.	291,300	1,859,643
#	Sotetsu Holdings, Inc.	60,400	1,128,341
#	Space Co. Ltd.	96,562	760,301
	S-Pool, Inc.	379,500	3,849,705
	Star Micronics Co. Ltd.	228,600	2,867,878
	Studio Alice Co. Ltd.	56,600	1,011,814
	Subaru Enterprise Co. Ltd.	6,300	441,102
#	Sugimoto & Co. Ltd.	62,500	1,062,282
#	Sumiseki Holdings, Inc.	320,200	442,388
	Sumitomo Densetsu Co. Ltd.	111,200	2,021,142
	Sumitomo Mitsui Construction Co. Ltd.	986,540	3,360,774
#	Sumitomo Precision Products Co. Ltd.	17,284	328,247
	Sumitomo Warehouse Co. Ltd.	362,700	6,796,536

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Suzumo Machinery Co. Ltd.	2,200	$40,570
#	SWCC Showa Holdings Co. Ltd.	136,600	2,083,521
#	Tacmina Corp.	14,700	142,458
	Tadano Ltd.	702,900	5,885,014
	Taihei Dengyo Kaisha Ltd.	91,600	1,977,550
#	Taiheiyo Kouhatsu, Inc.	43,500	228,132
	Taikisha Ltd.	161,000	4,003,361
#	Taisei Oncho Co. Ltd.	14,900	232,766
#	Takadakiko Co. Ltd.	7,500	178,874
#	Takamatsu Construction Group Co. Ltd.	106,800	1,800,818
	Takamatsu Machinery Co. Ltd.	41,800	232,436
	Takamiya Co. Ltd.	137,800	418,931
#	Takano Co. Ltd.	53,000	314,850
	Takaoka Toko Co. Ltd.	67,120	807,729
#	Takara & Co. Ltd.	46,355	745,221
	Takara Standard Co. Ltd.	202,100	2,092,171
	Takasago Thermal Engineering Co. Ltd.	297,900	4,224,013
#	Takashima & Co. Ltd.	25,200	466,469
	Takeuchi Manufacturing Co. Ltd.	226,400	4,868,353
	Takigami Steel Construction Co. Ltd.	5,300	284,716
#	Takisawa Machine Tool Co. Ltd.	41,700	404,036
	Takuma Co. Ltd.	173,200	2,017,497
	Tanabe Consulting Co. Ltd.	2,400	13,632
	Tanabe Engineering Corp.	39,500	295,087
	Tanseisha Co. Ltd.	251,749	1,638,250
	Tatsuta Electric Wire & Cable Co. Ltd.	246,800	931,160
	TECHNO ASSOCIE Co. Ltd.	50,100	479,168
	Techno Ryowa Ltd.	68,690	479,376
#	Techno Smart Corp.	49,500	496,133
	Teikoku Electric Manufacturing Co. Ltd.	108,900	1,401,052
	Teikoku Sen-I Co. Ltd.	113,000	1,595,747
	Tekken Corp.	84,200	1,267,033
	Tenox Corp.	22,500	145,484
	Teraoka Seisakusho Co. Ltd.	55,700	162,056
	Terasaki Electric Co. Ltd.	25,500	222,900
	Toa Corp.	96,400	1,964,744
	TOA ROAD Corp.	25,800	1,016,924
#	Toba, Inc.	9,800	226,123
	Tobishima Corp.	123,770	1,044,614
	Tocalo Co. Ltd.	387,300	4,271,074
	Toda Corp.	649,000	3,930,884
	Toenec Corp.	54,400	1,460,331
	Togami Electric Manufacturing Co. Ltd.	17,800	251,824
	TOKAI Holdings Corp.	651,000	4,590,470
	Tokai Lease Co. Ltd.	18,800	240,314
	Tokyo Energy & Systems, Inc.	144,700	1,148,184
#	Tokyo Keiki, Inc.	73,822	717,939
#	Tokyo Sangyo Co. Ltd.	129,200	763,782
#	Tokyu Construction Co. Ltd.	543,800	2,982,973
	Toli Corp.	282,400	511,408
#	Tomoe Corp.	155,100	615,959
	Tomoe Engineering Co. Ltd.	49,100	971,210
	Tonami Holdings Co. Ltd.	37,500	1,152,539
	Torishima Pump Manufacturing Co. Ltd.	121,400	1,017,871
	TORQ, Inc.	7,900	14,215
	Totech Corp.	49,200	918,862
	Totetsu Kogyo Co. Ltd.	157,400	2,920,169
#	Totoku Electric Co. Ltd.	17,700	396,765
*	Toyo Construction Co. Ltd.	492,600	3,120,523

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Toyo Denki Seizo KK	36,550	$299,507
# *	Toyo Engineering Corp.	200,778	1,040,393
#	Toyo Logistics Co. Ltd.	85,100	226,333
	Toyo Machinery & Metal Co. Ltd.	100,000	515,221
	Toyo Tanso Co. Ltd.	80,600	2,069,684
#	Toyo Wharf & Warehouse Co. Ltd.	36,000	442,232
	Trancom Co. Ltd.	48,800	2,815,620
	TRE Holdings Corp.	217,012	3,507,843
	Trinity Industrial Corp.	36,000	208,708
	Trusco Nakayama Corp.	227,000	4,441,540
	Tsubaki Nakashima Co. Ltd.	270,600	2,122,065
	Tsubakimoto Chain Co.	168,240	4,186,859
#	Tsubakimoto Kogyo Co. Ltd.	28,400	850,789
#	Tsugami Corp.	285,300	3,070,888
	Tsukishima Kikai Co. Ltd.	167,800	1,482,880
	Tsurumi Manufacturing Co. Ltd.	118,200	1,755,930
#	Ueki Corp.	60,800	734,454
	Union Tool Co.	46,300	1,437,834
	UPR Corp.	6,000	82,703
	Ushio, Inc.	622,400	9,213,969
#	UT Group Co. Ltd.	186,300	4,689,995
	Waida Manufacturing Co. Ltd.	5,100	41,486
#	Wakachiku Construction Co. Ltd.	76,000	1,212,936
	Wakita & Co. Ltd.	240,100	1,964,205
#	WDB Holdings Co. Ltd.	64,600	1,430,657
	Weathernews, Inc.	36,500	2,688,803
	Welbe, Inc.	59,100	498,167
#	Will Group, Inc.	98,000	1,016,192
	World Holdings Co. Ltd.	50,700	973,673
	Yahagi Construction Co. Ltd.	172,600	1,133,207
	YAMABIKO Corp.	226,728	2,768,490
	YAMADA Consulting Group Co. Ltd.	72,700	701,363
	Yamashina Corp.	245,700	147,048
#	Yamato Corp.	108,400	669,974
#	Yamaura Corp.	12,700	99,015
#	Yamazen Corp.	372,600	2,866,996
#	Yasuda Logistics Corp.	100,700	798,634
	Yokogawa Bridge Holdings Corp.	208,500	3,306,983
#	Yondenko Corp.	54,120	762,582
	Yuasa Trading Co. Ltd.	106,900	2,527,908
#	Yuken Kogyo Co. Ltd.	20,500	294,897
	Yurtec Corp.	259,400	1,464,921
	Yushin Precision Equipment Co. Ltd.	29,800	163,625
	Zaoh Co. Ltd.	25,900	410,143
	Zenitaka Corp.	19,200	652,408
#	Zuiko Corp.	94,600	639,414

TOTAL INDUSTRIALS			868,598,693

INFORMATION TECHNOLOGY — (15.2%)
#	A&D Co. Ltd.	129,500	1,017,663
*	Access Co. Ltd.	121,800	573,056
	Ad-sol Nissin Corp.	47,200	635,481
	Adtec Plasma Technology Co. Ltd.	25,000	535,427
*	Advanced Media, Inc.	53,100	259,127
#	AGS Corp.	13,000	84,552
	Ai Holdings Corp.	246,900	3,441,132
# *	AI inside, Inc.	3,900	165,617
	Aichi Tokei Denki Co. Ltd.	54,600	695,791
	Aiphone Co. Ltd.	66,800	1,118,503

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
# *	Allied Telesis Holdings KK	191,200	$158,874
#	Alpha Systems, Inc.	44,020	1,513,674
	Alps Alpine Co. Ltd.	1,039,300	10,232,508
	Amano Corp.	224,100	4,007,291
#	Anritsu Corp.	675,200	8,549,926
	AOI Electronics Co. Ltd.	27,700	455,342
	Argo Graphics, Inc.	105,300	2,629,547
#	Arisawa Manufacturing Co. Ltd.	212,200	1,656,784
	Artiza Networks, Inc.	10,400	115,719
#	ArtSpark Holdings, Inc.	206,000	1,404,271
	Asahi Intelligence Service Co. Ltd.	1,300	12,680
#	Ascentech KK	32,000	216,526
#	Asteria Corp.	59,100	465,790
#	Atled Corp.	15,700	291,969
	Aval Data Corp.	800	20,290
#	Avant Corp.	123,900	1,362,967
#	Axell Corp.	34,400	296,724
	Base Co. Ltd.	6,900	355,454
	Bell System24 Holdings, Inc.	218,600	2,453,563
*	BrainPad, Inc.	77,300	817,300
#	Broadband Tower, Inc.	105,600	187,126
	Broadleaf Co. Ltd.	591,000	1,776,285
#	Business Brain Showa-Ota, Inc.	38,400	464,731
#	Business Engineering Corp.	1,800	57,053
	CAC Holdings Corp.	75,200	864,928
	Canon Electronics, Inc.	128,500	1,682,457
#	CDS Co. Ltd.	15,500	209,086
#	Chino Corp.	45,000	595,449
#	Citizen Watch Co. Ltd.	1,771,000	7,504,190
	CMK Corp.	278,600	1,401,937
	Computer Engineering & Consulting Ltd.	170,100	1,778,977
#	Computer Institute of Japan Ltd.	113,640	704,271
	Comture Corp.	143,900	3,621,383
	CONEXIO Corp.	98,700	1,131,336
#	Core Corp.	45,800	593,474
#	Cresco Ltd.	86,500	1,384,542
#	Cross Cat Co. Ltd.	8,200	80,295
#	Cube System, Inc.	60,600	460,335
	Cyber Com Co. Ltd.	10,600	99,105
	Cyberlinks Co. Ltd.	28,400	234,599
	Cybernet Systems Co. Ltd.	81,500	493,154
	Cybozu, Inc.	150,100	1,690,567
	Daiko Denshi Tsushin Ltd.	26,600	87,458
#	Daishinku Corp.	160,896	1,565,939
	Daitron Co. Ltd.	55,600	855,011
	Daiwabo Holdings Co. Ltd.	582,700	7,809,451
	Dawn Corp.	4,000	64,756
#	Densan System Holdings Co. Ltd.	41,000	865,653
	Dexerials Corp.	376,400	10,155,388
	Digital Arts, Inc.	75,200	4,521,577
	Digital Garage, Inc.	150,100	5,607,637
#	Digital Hearts Holdings Co. Ltd.	74,800	1,087,568
	Digital Information Technologies Corp.	57,500	599,259
	DKK Co. Ltd.	63,400	1,169,119
#	DKK-Toa Corp.	31,400	236,020
	Double Standard, Inc.	34,200	592,511
	DTS Corp.	257,200	5,623,432
	Ebase Co. Ltd.	102,900	477,770
#	E-Guardian, Inc.	62,600	1,550,925

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Eizo Corp.	101,500	$2,970,905
	Elecom Co. Ltd.	227,300	2,730,151
	Elematec Corp.	118,242	1,005,002
	Enomoto Co. Ltd.	30,200	392,903
#	Enplas Corp.	50,600	1,119,599
	ESPEC Corp.	117,700	1,883,832
	Fenwal Controls of Japan Ltd.	20,500	243,028
#	Ferrotec Holdings Corp.	232,000	5,159,435
# *	FFRI Security, Inc.	11,600	109,784
	Fixstars Corp.	97,100	657,323
#	Focus Systems Corp.	53,700	413,685
#	Forval Corp.	51,100	374,410
#	FTGroup Co. Ltd.	51,000	438,922
	Fuji Soft, Inc.	121,000	6,073,319
	Fukui Computer Holdings, Inc.	55,200	1,462,013
	Furuno Electric Co. Ltd.	157,500	1,304,456
#	Furuya Metal Co. Ltd.	13,900	1,160,786
	Future Corp.	306,300	4,317,197
	Future Innovation Group, Inc.	11,900	28,378
#	Gig Works, Inc.	40,000	157,653
#	GL Sciences, Inc.	44,500	920,147
#	Glosel Co. Ltd.	113,200	394,809
#	GMO Financial Gate, Inc.	6,800	845,876
	GMO GlobalSign Holdings KK	34,100	1,711,084
	GMO Pepabo, Inc.	7,300	136,142
	Hagiwara Electric Holdings Co. Ltd.	48,300	797,049
#	Hakuto Co. Ltd.	84,900	1,687,815
# *	Hennge KK	13,200	101,028
	Himacs Ltd.	960	10,062
	Hioki EE Corp.	64,000	3,653,597
	Hochiki Corp.	91,500	923,271
#	Hokuriku Electric Industry Co. Ltd.	33,197	321,143
#	Honda Tsushin Kogyo Co. Ltd.	110,100	431,510
	Horiba Ltd.	6,500	354,186
#	Hosiden Corp.	329,800	3,112,097
# *	Hotto Link, Inc.	55,800	213,696
# *	HPC Systems, Inc.	17,700	306,247
#	Icom, Inc.	55,500	1,121,134
#	ID Holdings Corp.	76,250	526,328
	Ikegami Tsushinki Co. Ltd.	32,799	169,209
	I’ll, Inc.	24,800	312,900
	Ines Corp.	125,400	1,670,060
#	I-Net Corp.	76,490	797,776
#	Infocom Corp.	145,400	2,502,305
	Infomart Corp.	912,000	4,869,490
	Information Services International-Dentsu Ltd.	144,100	4,589,616
#	Innotech Corp.	98,600	1,108,837
	Intelligent Wave, Inc.	46,700	220,909
	Inter Action Corp.	58,500	1,027,146
#	I-O Data Device, Inc.	50,700	536,948
	I-PEX, Inc.	72,100	859,386
	Iriso Electronics Co. Ltd.	131,700	3,574,245
	ISB Corp.	50,400	464,070
# *	ITbook Holdings Co. Ltd.	60,900	310,090
	Itfor, Inc.	172,600	1,107,054
#	Iwatsu Electric Co. Ltd.	54,900	393,649
	Japan Aviation Electronics Industry Ltd.	314,700	5,097,834
#	Japan Cash Machine Co. Ltd.	141,800	777,722
*	Japan Display, Inc.	64,300	25,250

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Japan Electronic Materials Corp.	61,600	$1,045,585
	Japan Material Co. Ltd.	435,800	6,142,950
#	Japan System Techniques Co. Ltd.	13,800	286,608
#	Jastec Co. Ltd.	72,900	658,848
#	JBCC Holdings, Inc.	93,400	1,183,366
	JFE Systems, Inc.	10,000	205,614
# *	JIG-SAW, Inc.	18,500	978,407
	Kaga Electronics Co. Ltd.	111,000	2,933,960
	Kanematsu Electronics Ltd.	78,500	2,458,965
	KEL Corp.	27,900	317,450
#	Koa Corp.	198,800	2,311,621
#	Konica Minolta, Inc.	1,875,100	7,871,160
	KSK Co. Ltd.	3,000	54,816
#	Kyoden Co. Ltd.	116,100	550,203
	Kyosan Electric Manufacturing Co. Ltd.	261,000	930,292
	Kyowa Electronic Instruments Co. Ltd.	129,800	389,014
#	LAC Co. Ltd.	100,100	749,120
	Macnica Fuji Electronics Holdings, Inc.	342,150	7,317,556
#	Marubun Corp.	112,200	649,832
	Maruwa Co. Ltd.	59,700	7,910,468
	Maxell Ltd.	305,000	2,985,908
	MCJ Co. Ltd.	432,800	3,293,156
*	Megachips Corp.	113,300	3,470,842
	Meiko Electronics Co. Ltd.	134,500	4,390,983
#	Melco Holdings, Inc.	35,600	1,136,759
*	Metaps, Inc.	2,500	15,934
	Micronics Japan Co. Ltd.	128,500	1,738,899
	MIMAKI ENGINEERING Co. Ltd.	113,200	631,146
	Mimasu Semiconductor Industry Co. Ltd.	114,381	2,373,668
#	Miraial Co. Ltd.	42,100	597,959
	Miroku Jyoho Service Co. Ltd.	112,800	1,307,609
	Mitachi Co. Ltd.	7,900	59,814
	Mitsubishi Research Institute, Inc.	50,700	1,656,726
	m-up Holdings, Inc.	141,200	1,186,527
#	Mutoh Holdings Co. Ltd.	9,300	161,281
#	Nagano Keiki Co. Ltd.	88,600	905,707
#	Naigai Tec Corp.	7,900	179,673
#	Nakayo, Inc.	73,100	684,290
	NEC Networks & System Integration Corp.	98,200	1,429,263
	NET One Systems Co. Ltd.	204,500	4,764,118
#	NF Holdings Corp.	25,900	262,492
#	Nichicon Corp.	313,500	3,002,732
	Nihon Dempa Kogyo Co. Ltd.	84,000	852,022
	Nihon Denkei Co. Ltd.	43,300	472,794
*	Nippon Chemi-Con Corp.	125,300	1,925,272
	Nippon Computer Dynamics Co. Ltd.	36,200	204,507
	Nippon Electric Glass Co. Ltd.	460,036	10,175,589
#	Nippon Information Development Co. Ltd.	12,600	150,863
#	Nippon Kodoshi Corp.	51,600	927,141
	Nippon Signal Co. Ltd.	295,800	2,132,833
	Nippon Systemware Co. Ltd.	48,600	867,835
#	Nissha Co. Ltd.	245,700	2,895,377
	Nohmi Bosai Ltd.	145,100	2,309,859
	NSD Co. Ltd.	495,760	8,860,670
	Ohara, Inc.	48,700	503,258
#	Ohizumi Manufacturing Co. Ltd.	22,800	166,210
# *	Okaya Electric Industries Co. Ltd.	77,800	190,059
#	Oki Electric Industry Co. Ltd.	520,900	3,591,829
	ONO Sokki Co. Ltd.	32,200	124,150

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Optex Group Co. Ltd.	169,820	$2,388,854
*	Optim Corp.	76,200	633,148
	Optorun Co. Ltd.	128,700	2,209,547
	Oro Co. Ltd.	31,300	592,846
	Osaki Electric Co. Ltd.	281,800	1,076,049
	Oval Corp.	35,600	82,155
#	PCA Corp.	37,000	463,314
#	PCI Holdings, Inc.	45,300	402,617
	Pipedo HD, Inc.	10,600	237,909
	Poletowin Pitcrew Holdings, Inc.	202,800	1,867,113
#	Pro-Ship, Inc.	51,100	596,516
	Relia, Inc.	245,600	2,131,215
	Restar Holdings Corp.	112,300	1,811,061
*	Ricksoft Co. Ltd.	2,000	28,484
#	Riken Keiki Co. Ltd.	89,400	3,568,127
	Riso Kagaku Corp.	76,000	1,229,519
#	River Eletec Corp.	35,300	325,007
	Roland DG Corp.	82,600	2,267,626
	Rorze Corp.	68,900	6,808,825
#	Ryoden Corp.	95,700	1,331,138
	Ryosan Co. Ltd.	132,200	2,366,291
	Saison Information Systems Co. Ltd.	27,400	427,175
#	Sakura Internet, Inc.	131,700	611,212
#	Sanken Electric Co. Ltd.	89,100	3,752,660
	Sanshin Electronics Co. Ltd.	76,000	996,924
	Satori Electric Co. Ltd.	79,180	638,109
#	Saxa Holdings, Inc.	30,600	384,971
	SB Technology Corp.	65,000	1,337,732
#	Scala, Inc.	102,100	628,213
	Segue Group Co. Ltd.	1,900	9,699
#	Seikoh Giken Co. Ltd.	23,900	346,538
#	SEMITEC Corp.	8,000	490,124
#	SERAKU Co. Ltd.	24,700	285,547
#	Shibaura Electronics Co. Ltd.	45,000	2,779,110
#	Shibaura Mechatronics Corp.	23,100	1,605,116
#	Shindengen Electric Manufacturing Co. Ltd.	48,500	1,225,925
	Shinko Shoji Co. Ltd.	240,500	1,788,400
#	Shizuki Electric Co., Inc.	121,600	450,567
	Showa Shinku Co. Ltd.	24,400	293,118
#	Sigma Koki Co. Ltd.	28,900	385,686
	Siix Corp.	193,700	1,675,394
	SK-Electronics Co. Ltd.	49,000	330,771
# *	Smaregi, Inc.	15,900	180,459
	SMK Corp.	29,199	532,373
#	Softcreate Holdings Corp.	48,200	1,835,330
	Soliton Systems KK	54,100	721,634
	Solxyz Co. Ltd.	41,000	136,215
	Soshin Electric Co. Ltd.	18,200	88,385
# *	Speee, Inc.	3,600	115,587
	SRA Holdings	70,400	1,598,169
	Sumida Corp.	184,249	1,403,366
# *	Sun*, Inc.	19,500	287,138
#	Sun-Wa Technos Corp.	76,800	841,681
	Suzuki Co. Ltd.	73,200	475,825
	System D, Inc.	1,100	10,634
#	System Information Co. Ltd.	54,800	404,481
	System Research Co. Ltd.	29,800	456,745
	System Support, Inc.	19,300	175,513
#	Systems Engineering Consultants Co. Ltd.	6,600	122,281

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Systena Corp.	1,460,000	$5,117,475
#	Tachibana Eletech Co. Ltd.	105,360	1,415,989
#	Takachiho Koheki Co. Ltd.	40,900	495,691
#	TAKEBISHI Corp.	52,200	609,939
#	Tamagawa Holdings Co. Ltd.	5,900	42,303
#	Tamura Corp.	444,000	2,219,763
#	TDC Soft, Inc.	93,400	888,323
	TechMatrix Corp.	246,900	4,296,504
#	Techno Horizon Co. Ltd.	56,700	338,044
#	Tecnos Japan, Inc.	46,100	173,567
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	605,727
	Terilogy Co. Ltd.	25,800	85,739
#	TESEC Corp.	22,600	360,710
#	TKC Corp.	186,500	5,060,812
	Tobila Systems, Inc.	1,600	10,560
	Toho System Science Co. Ltd.	2,700	20,309
#	Tokyo Electron Device Ltd.	45,100	1,897,542
#	Tokyo Seimitsu Co. Ltd.	253,800	10,030,599
#	Tomen Devices Corp.	17,800	921,975
	Topcon Corp.	684,300	8,669,330
	Torex Semiconductor Ltd.	52,900	1,140,383
	Toshiba TEC Corp.	88,800	3,555,686
	Toukei Computer Co. Ltd.	6,210	258,772
#	Towa Corp.	142,500	2,810,257
	Toyo Corp.	149,600	1,298,898
*	Transcosmos, Inc.	98,100	2,547,594
#	Tri Chemical Laboratories, Inc.	154,500	3,579,498
	Tsuzuki Denki Co. Ltd.	42,800	516,730
	Ubicom Holdings, Inc.	29,000	585,251
	Uchida Yoko Co. Ltd.	50,500	2,003,702
	ULS Group, Inc.	11,100	401,109
#	Uniden Holdings Corp.	38,400	1,080,161
#	UNITED, Inc.	24,200	366,374
	User Local, Inc.	7,400	106,732
#	V Technology Co. Ltd.	56,900	1,523,295
	VINX Corp.	25,600	241,704
	Wacom Co. Ltd.	990,000	7,589,447
#	Wellnet Corp.	54,900	248,432
#	WILLs, Inc.	34,200	214,732
#	Wow World, Inc.	21,700	207,591
# *	Writeup Co. Ltd.	11,400	247,549
#	YAC Holdings Co. Ltd.	59,500	809,346
	Yamaichi Electronics Co. Ltd.	150,900	2,286,558
	Yashima Denki Co. Ltd.	119,500	913,746
#	YE DIGITAL Corp.	14,400	52,438
#	Yokowo Co. Ltd.	108,500	2,284,061

TOTAL INFORMATION TECHNOLOGY			455,321,504

MATERIALS — (12.1%)
	Achilles Corp.	85,800	887,765
	ADEKA Corp.	526,300	11,559,719
#	Agro-Kanesho Co. Ltd.	2,300	21,883
	Aichi Steel Corp.	70,200	1,377,238
#	Arakawa Chemical Industries Ltd.	106,400	927,517
#	Araya Industrial Co. Ltd.	21,400	286,173
#	Asahi Holdings, Inc.	464,800	8,595,744
	Asahi Printing Co. Ltd.	25,700	173,591
	Asahi Yukizai Corp.	90,600	1,479,810
	Asahipen Corp.	2,100	32,865

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Asia Pile Holdings Corp.	210,800	$735,557
	C Uyemura & Co. Ltd.	72,700	3,390,126
	Carlit Holdings Co. Ltd.	131,200	707,294
#	Chuetsu Pulp & Paper Co. Ltd.	49,900	387,114
#	Chugoku Marine Paints Ltd.	327,800	2,421,389
	CI Takiron Corp.	284,700	1,266,316
#	CK-San-Etsu Co. Ltd.	22,800	714,637
	Dai Nippon Toryo Co. Ltd.	123,600	792,161
#	Daicel Corp.	1,159,700	7,730,240
	Daido Steel Co. Ltd.	170,600	5,127,349
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	1,036,252
	Daiken Corp.	62,200	1,102,462
#	Daiki Aluminium Industry Co. Ltd.	178,800	2,286,035
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	80,700	1,356,071
	Daito Chemix Corp.	27,200	190,108
	DIC Corp.	197,000	4,025,264
	DKS Co. Ltd.	50,800	1,143,890
	Dowa Holdings Co. Ltd.	605	27,650
	Dynapac Co. Ltd.	8,500	89,686
	FP Corp.	5,800	138,254
	Fuji Seal International, Inc.	240,200	3,284,135
	Fujikura Kasei Co. Ltd.	162,600	606,809
	Fujimi, Inc.	61,000	3,323,056
	Fujimori Kogyo Co. Ltd.	104,400	3,185,703
	Fuso Chemical Co. Ltd.	119,600	4,394,527
	Geostr Corp.	57,100	149,980
# *	Godo Steel Ltd.	60,900	658,468
	Gun-Ei Chemical Industry Co. Ltd.	31,700	776,053
#	Hakudo Co. Ltd.	41,600	873,143
#	Harima Chemicals Group, Inc.	93,100	607,220
	Hodogaya Chemical Co. Ltd.	43,000	1,536,266
#	Hokkan Holdings Ltd.	58,100	619,755
	Hokko Chemical Industry Co. Ltd.	119,100	908,151
#	Hokuetsu Corp.	793,299	4,501,166
	Ise Chemicals Corp.	13,000	453,756
#	Ishihara Chemical Co. Ltd.	72,000	735,593
	Ishihara Sangyo Kaisha Ltd.	227,250	1,983,953
	Ishizuka Glass Co. Ltd.	12,900	212,959
	Japan Pure Chemical Co. Ltd.	500	9,833
	JCU Corp.	134,300	4,528,810
#	JSP Corp.	81,100	1,017,439
	Kaneka Corp.	136,400	3,939,985
	Kanto Denka Kogyo Co. Ltd.	286,500	2,514,593
	Katakura & Co-op Agri Corp.	21,500	223,547
	KeePer Technical Laboratory Co. Ltd.	92,800	1,867,788
	KEIWA, Inc.	10,300	441,504
	KH Neochem Co. Ltd.	229,700	5,153,324
#	Kimoto Co. Ltd.	181,500	321,785
#	Koatsu Gas Kogyo Co. Ltd.	187,493	1,011,792
#	Kobe Steel Ltd.	1,598,885	7,689,813
#	Kohsoku Corp.	70,200	917,958
	Konishi Co. Ltd.	210,600	2,688,397
	Konoshima Chemical Co. Ltd.	37,500	537,925
	Krosaki Harima Corp.	30,400	1,024,566
	Kumiai Chemical Industry Co. Ltd.	298,887	2,154,689
	Kunimine Industries Co. Ltd.	41,700	340,954
#	Kureha Corp.	103,950	8,285,343
	Kurimoto Ltd.	60,500	778,865
	Kuriyama Holdings Corp.	78,000	611,117

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Kyoei Steel Ltd.	141,500	$1,542,702
#	Kyowa Leather Cloth Co. Ltd.	81,300	433,588
	Lintec Corp.	271,800	5,390,077
	Maeda Kosen Co. Ltd.	119,400	3,134,205
#	Maruichi Steel Tube Ltd.	182,200	4,106,747
	MEC Co. Ltd.	97,900	2,660,016
#	Mipox Corp.	5,500	48,020
#	Mitani Sekisan Co. Ltd.	67,400	3,669,798
	Mitsubishi Materials Corp.	173,700	3,039,011
	Mitsubishi Paper Mills Ltd.	246,400	630,116
	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	554,876
	Mitsui Mining & Smelting Co. Ltd.	372,700	10,183,198
#	Molitec Steel Co. Ltd.	83,100	224,728
	MORESCO Corp.	39,800	370,204
	Moriroku Holdings Co. Ltd.	10,200	150,747
#	Mory Industries, Inc.	33,700	707,033
#	Nakayama Steel Works Ltd.	169,700	616,585
	Nasu Denki Tekko Co. Ltd.	3,000	242,766
	Neturen Co. Ltd.	222,100	1,069,637
#	New Japan Chemical Co. Ltd.	117,500	231,747
	Nicca Chemical Co. Ltd.	45,700	281,030
#	Nichia Steel Works Ltd.	138,600	305,201
	Nihon Kagaku Sangyo Co. Ltd.	81,300	783,783
#	Nihon Nohyaku Co. Ltd.	243,500	1,213,139
	Nihon Parkerizing Co. Ltd.	521,900	3,957,056
#	Nihon Yamamura Glass Co. Ltd.	62,500	418,294
#	Nippon Carbide Industries Co., Inc.	46,200	523,220
#	Nippon Chemical Industrial Co. Ltd.	46,300	911,307
	Nippon Concrete Industries Co. Ltd.	293,100	697,059
	Nippon Denko Co. Ltd.	720,914	1,984,145
#	Nippon Fine Chemical Co. Ltd.	83,400	1,507,773
	Nippon Kayaku Co. Ltd.	552,700	5,224,997
#	Nippon Light Metal Holdings Co. Ltd.	376,490	5,263,649
#	Nippon Paper Industries Co. Ltd.	547,200	4,654,240
#	Nippon Pillar Packing Co. Ltd.	121,300	3,026,947
	Nippon Shokubai Co. Ltd.	90,300	3,923,041
	Nippon Soda Co. Ltd.	148,300	4,079,653
#	Nippon Yakin Kogyo Co. Ltd.	93,049	2,126,546
#	Nitta Gelatin, Inc.	85,500	465,901
#	Nittetsu Mining Co. Ltd.	35,900	2,070,587
#	Nozawa Corp.	47,500	278,901
#	Oat Agrio Co. Ltd.	49,200	459,382
	Okamoto Industries, Inc.	70,500	2,250,701
	Okura Industrial Co. Ltd.	54,600	810,613
	Osaka Organic Chemical Industry Ltd.	102,200	2,535,084
	Osaka Soda Co. Ltd.	85,999	2,191,841
#	Osaka Steel Co. Ltd.	89,300	1,128,801
# *	OSAKA Titanium Technologies Co. Ltd.	107,100	1,260,463
#	Pacific Metals Co. Ltd.	92,999	3,132,978
	Pack Corp.	87,200	1,831,659
	Rasa Industries Ltd.	45,700	588,341
#	Rengo Co. Ltd.	774,900	4,949,855
	Riken Technos Corp.	234,800	875,935
	Sakai Chemical Industry Co. Ltd.	86,300	1,365,143
	Sakata INX Corp.	282,500	2,232,781
	Sanyo Chemical Industries Ltd.	86,100	3,538,501
#	Sanyo Special Steel Co. Ltd.	131,960	2,279,533
	Seiko PMC Corp.	78,300	379,031
	Sekisui Kasei Co. Ltd.	150,000	535,075

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Shikoku Chemicals Corp.	229,000	$2,502,565
	Shinagawa Refractories Co. Ltd.	35,900	1,111,497
	Shin-Etsu Polymer Co. Ltd.	286,200	2,636,682
	SK Kaken Co. Ltd.	1,300	390,929
	Soken Chemical & Engineering Co. Ltd.	48,400	660,510
	Stella Chemifa Corp.	65,600	1,389,052
	Sumitomo Bakelite Co. Ltd.	185,300	7,501,892
#	Sumitomo Osaka Cement Co. Ltd.	226,899	6,219,527
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,427,728
	T Hasegawa Co. Ltd.	209,300	4,442,709
#	T&K Toka Co. Ltd.	128,100	930,101
#	Taiheiyo Cement Corp.	98,700	1,626,410
	Taisei Lamick Co. Ltd.	36,900	809,641
	Taiyo Holdings Co. Ltd.	229,200	6,052,823
	Takasago International Corp.	85,200	1,911,180
	Takemoto Yohki Co. Ltd.	43,800	304,031
	Tanaka Chemical Corp.	13,400	188,283
#	Taoka Chemical Co. Ltd.	23,500	211,354
	Tayca Corp.	97,400	1,025,835
	Teijin Ltd.	109,300	1,216,216
	Tenma Corp.	111,900	2,211,335
#	Titan Kogyo Ltd.	5,100	77,466
	Toagosei Co. Ltd.	718,900	6,319,764
# *	Toda Kogyo Corp.	1,400	32,739
#	Toho Acetylene Co. Ltd.	12,700	121,009
	Toho Chemical Industry Co. Ltd.	47,000	202,671
#	Toho Titanium Co. Ltd.	231,000	2,741,658
#	Toho Zinc Co. Ltd.	89,899	2,151,500
	Tohoku Steel Co. Ltd.	16,300	223,398
	Tokai Carbon Co. Ltd.	298,100	2,781,082
#	Tokushu Tokai Paper Co. Ltd.	60,958	1,581,241
#	Tokuyama Corp.	389,297	5,447,166
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	190,347
#	Tokyo Rope Manufacturing Co. Ltd.	46,000	337,928
#	Tokyo Steel Manufacturing Co. Ltd.	572,300	5,414,024
#	Tokyo Tekko Co. Ltd.	61,900	674,975
	Tomoegawa Co. Ltd.	23,900	165,914
	Tomoku Co. Ltd.	70,600	917,331
	Topy Industries Ltd.	88,200	755,499
#	Toyo Gosei Co. Ltd.	31,100	2,736,500
	Toyo Ink SC Holdings Co. Ltd.	240,100	3,731,352
	Toyo Seikan Group Holdings Ltd.	51,500	589,141
	Toyobo Co. Ltd.	523,000	4,664,295
#	TYK Corp.	148,500	356,768
	UACJ Corp.	208,841	3,972,737
#	Ube Industries Ltd.	449,400	7,319,916
	Ultrafabrics Holdings Co. Ltd.	700	17,544
	Valqua Ltd.	108,399	2,347,287
#	Vertex Corp.	42,098	989,906
	Wavelock Holdings Co. Ltd.	30,900	171,345
#	Wood One Co. Ltd.	40,897	454,107
	Yamato Kogyo Co. Ltd.	261,300	7,918,135
#	Yodogawa Steel Works Ltd.	139,200	2,986,900
	Yotai Refractories Co. Ltd.	115,400	1,188,270
	Yushiro Chemical Industry Co. Ltd.	65,900	556,382

TOTAL MATERIALS			364,835,464

REAL ESTATE — (1.4%)
	AD Works Group Co. Ltd.	144,679	177,742

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Airport Facilities Co. Ltd.	143,970	$637,742
	Anabuki Kosan, Inc.	16,400	300,715
#	Aoyama Zaisan Networks Co. Ltd.	92,000	926,994
	Apaman Co. Ltd.	75,900	304,367
	Ardepro Co. Ltd.	70,700	25,403
	Arealink Co. Ltd.	29,600	325,041
#	B-Lot Co. Ltd.	29,000	120,765
	Cosmos Initia Co. Ltd.	93,700	326,891
	CRE, Inc.	23,200	339,723
	Daibiru Corp.	88,000	1,581,251
#	Dear Life Co. Ltd.	152,600	662,266
	Goldcrest Co. Ltd.	103,270	1,424,126
	Good Com Asset Co. Ltd.	42,500	361,602
#	Grandy House Corp.	95,600	407,764
#	Heiwa Real Estate Co. Ltd.	204,400	6,619,746
	Ichigo, Inc.	756,500	1,945,875
#	Japan Property Management Center Co. Ltd.	86,300	723,466
	JINUSHI Co. Ltd.	84,600	1,305,509
	JSB Co. Ltd.	21,700	610,167
	Keihanshin Building Co. Ltd.	203,900	2,497,167
#	Loadstar Capital KK	9,200	130,032
#	Mirainovate Co. Ltd.	245,140	346,402
	Mugen Estate Co. Ltd.	64,200	265,716
#	Nisshin Group Holdings Co. Ltd.	205,500	777,822
#	Property Agent, Inc.	9,200	127,261
#	Raysum Co. Ltd.	94,000	711,853
	Relo Group, Inc.	12,300	183,021
	SAMTY Co. Ltd.	183,150	3,286,868
	Sankyo Frontier Co. Ltd.	24,600	1,002,717
#	Sansei Landic Co. Ltd.	29,100	195,735
	Shinoken Group Co. Ltd.	112,600	944,320
# *	SRE Holdings Corp.	26,500	724,718
	Star Mica Holdings Co. Ltd.	87,800	946,322
	Starts Corp., Inc.	213,800	4,185,136
	Sun Frontier Fudousan Co. Ltd.	190,500	1,631,862
#	Sunnexta Group, Inc.	11,700	107,110
#	Takara Leben Co. Ltd.	547,800	1,340,000
	Tenpo Innovation Co. Ltd.	3,100	21,272
	TOC Co. Ltd.	300,450	1,633,965
	Tokyo Rakutenchi Co. Ltd.	19,800	672,158
#	Tokyo Theatres Co., Inc.	47,099	478,192
	Tosei Corp.	202,900	1,934,466
	Urbanet Corp. Co. Ltd.	92,700	230,320
	Yoshicon Co. Ltd.	3,100	29,123

TOTAL REAL ESTATE			43,530,713

UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	425,713
#	eRex Co. Ltd.	191,000	2,696,582
#	Hiroshima Gas Co. Ltd.	322,200	885,271
#	Hokkaido Electric Power Co., Inc.	1,163,200	4,607,925
	Hokkaido Gas Co. Ltd.	96,800	1,167,970
#	Hokuriku Electric Power Co.	1,020,000	4,441,164
#	Hokuriku Gas Co. Ltd.	10,100	240,500
	K&O Energy Group, Inc.	94,800	1,303,107
	Nippon Gas Co. Ltd.	684,000	8,346,838
#	Okinawa Electric Power Co., Inc.	295,316	3,339,132
# *	RENOVA, Inc.	18,000	250,481
#	Saibu Gas Holdings Co. Ltd.	217,700	3,553,267

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	Shikoku Electric Power Co., Inc.	708,000	$4,577,778
	Shizuoka Gas Co. Ltd.	322,100	2,242,484
#	Toell Co. Ltd.	57,500	431,277
#	West Holdings Corp.	134,903	5,282,521

TOTAL UTILITIES			43,792,010

TOTAL COMMON STOCKS Cost ($2,870,612,254)			2,923,634,467

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@ §	The DFA Short Term Investment Fund	7,010,537	81,090,883

TOTAL INVESTMENTS — (100.0%)
(Cost $2,951,710,581)^^			$3,004,725,350

ST Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$81,611,429	—	$81,611,429
Consumer Discretionary	—	421,710,564	—	421,710,564
Consumer Staples	—	222,662,969	—	222,662,969
Energy	—	28,951,872	—	28,951,872
Financials	—	258,474,992	—	258,474,992
Health Care	—	134,144,257	—	134,144,257
Industrials	—	868,598,693	—	868,598,693
Information Technology	—	455,321,504	—	455,321,504
Materials	—	364,835,464	—	364,835,464
Real Estate	—	43,530,713	—	43,530,713
Utilities	—	43,792,010	—	43,792,010
Securities Lending Collateral	—	81,090,883	—	81,090,883

TOTAL	—	$3,004,725,350	—	$3,004,725,350

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
AUSTRALIA — (63.7%)
*	3P Learning Ltd.	93,233	$108,376
#	5E Advanced Materials, Inc.	10,282	19,389
*	A2B Australia Ltd.	509,844	540,214
	Abacus Property Group	20,266	49,931
# *	A-Cap Energy Ltd.	575,931	51,503
	Accent Group Ltd.	2,684,944	3,408,839
	Acrow Formwork & Construction Services Ltd.	188,221	71,059
# *	Actinogen Medical Ltd.	729,727	56,926
#	Adairs Ltd.	1,027,629	2,294,288
	Adbri Ltd.	2,286,093	5,129,008
# *	Adore Beauty Group Ltd.	42,014	63,742
# *	Advance Zinctek Ltd.	9,653	15,154
# *	Aeris Resources Ltd.	694,142	85,073
*	Ainsworth Game Technology Ltd.	529,062	453,338
# *	Alcidion Group Ltd.	643,486	92,794
# *	Alkane Resources Ltd.	3,356,164	2,880,446
# *	Alliance Aviation Services Ltd.	412,028	1,158,316
# *	Alligator Energy Ltd.	8,107,416	683,914
	Altech Chemical Ltd.	174,277	11,277
# *	AMA Group Ltd.	6,168,260	1,626,064
*	AMP Ltd.	19,595,083	14,055,913
#	Ansell Ltd.	519,500	9,961,660
*	Antipa Minerals Ltd.	2,015,335	66,367
#	Appen Ltd.	755,130	3,861,912
# *	Arafura Resources Ltd.	9,284,899	2,518,270
	ARB Corp. Ltd.	515,812	15,874,824
# *	Archer Materials Ltd.	514,440	369,566
*	Ardea Resources Ltd.	132,809	162,401
# *	Ardent Leisure Group Ltd.	3,173,442	3,156,188
# *	Argosy Minerals Ltd.	1,030,094	355,319
	Aroa Biosurgery Ltd.	61,062	35,139
*	Atomos Ltd.	766,415	524,553
	AUB Group Ltd.	589,615	10,007,305
# *	Audinate Group Ltd.	116,574	577,268
*	Aura Energy Ltd.	259,286	51,527
# *	Aurelia Metals Ltd.	8,842,817	3,250,258
*	Aussie Broadband Ltd.	398,379	1,579,074
	Austal Ltd.	2,403,127	3,392,886
	Austin Engineering Ltd.	333,406	71,522
*	Australian Agricultural Co. Ltd.	3,149,972	3,842,634
	Australian Ethical Investment Ltd.	256,761	1,378,000
#	Australian Finance Group Ltd.	1,762,091	2,807,996
*	Australian Mines Ltd.	1,686,274	256,348
*	Australian Potash Ltd.	426,553	24,918
*	Australian Strategic Materials Ltd.	565,588	3,184,141
# *	Australian Vanadium Ltd.	8,025,656	490,177
#	Australian Vintage Ltd.	3,037,444	1,629,300
*	Australis Oil & Gas Ltd.	643,590	37,135
	Auswide Bank Ltd.	166,720	894,940
#	AVJennings Ltd.	5,672,925	2,265,223
# *	AVZ Minerals Ltd.	1,847,793	1,682,099
††	Axsesstoday Ltd.	1,687	1

0

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Baby Bunting Group Ltd.	766,581	$2,949,644
*	Bannerman Energy Ltd.	831,485	137,373
	Bannerman Resources Ltd.	122,451	20,617
	Bapcor Ltd.	2,189,248	10,435,297
	Base Resources Ltd.	1,192,868	312,337
*	BCI Minerals Ltd.	2,482,075	806,356
#	Beach Energy Ltd.	11,412,031	13,317,102
#	Beacon Lighting Group Ltd.	399,768	828,800
	Beacon Minerals Ltd.	2,042,535	53,419
	Bega Cheese Ltd.	1,973,378	7,059,144
#	Bell Financial Group Ltd.	709,933	684,903
*	Bellevue Gold Ltd.	6,785,244	4,876,924
# *	Betmakers Technology Group Ltd.	1,239,988	581,618
# *	Bigtincan Holdings Ltd.	1,280,517	823,382
*	Bionomics Ltd.	160,677	7,800
*	Black Rock Mining Ltd.	2,860,513	539,093
	Blackmores Ltd.	94,090	5,282,531
	Boral Ltd.	193,366	498,687
# *	Boss Energy Ltd.	132,969	220,363
*	Botanix Pharmaceuticals Ltd.	688,967	44,803
*	Bowen Coking Coal Ltd.	330,866	68,587
	Bravura Solutions Ltd.	1,830,843	2,425,787
#	Breville Group Ltd.	652,020	13,204,247
	Brickworks Ltd.	486,532	8,837,904
*	Bubs Australia Ltd.	93,511	33,333
*	Buru Energy Ltd.	713,223	124,475
	BWX Ltd.	1,101,611	1,841,563
*	Byron Energy Ltd.	275,427	31,339
*	Calidus Resources Ltd.	690,973	509,253
# *	Calima Energy Ltd.	1,950,890	290,824
*	Calix Ltd.	558,482	3,086,345
*	Cannindah Resources Ltd.	18,583	4,797
	Capitol Health Ltd.	5,572,132	1,434,123
	Capral Ltd.	50,168	343,109
*	Capricorn Metals Ltd.	2,026,381	6,211,454
# *	Carbon Revolution Ltd.	376,531	183,234
# *	Carnarvon Energy Ltd.	6,587,841	1,550,277
	Carnarvon Energy Ltd.	988,149	232,921
	Carsales.com Ltd.	163,160	2,525,929
#	Cash Converters International Ltd.	2,819,818	526,022
# *	Catapult Group International Ltd.	458,978	495,953
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	480,734	1,673,044
*	Central Petroleum Ltd.	759,474	68,428
*,* ††	Centrebet Litigatation	162,672	0
*	Chalice Mining Ltd.	598,429	3,150,319
	Challenger Ltd.	2,094,974	10,496,236
#	Champion Iron Ltd.	1,573,976	9,190,923
*	City Chic Collective Ltd.	1,254,668	3,164,696
*	Clean Seas Seafood Ltd.	231,488	107,168
	ClearView Wealth Ltd.	156,351	87,738
#	Clinuvel Pharmaceuticals Ltd.	240,036	3,287,095
#	Clover Corp. Ltd.	746,988	767,789
# *	Cobalt Blue Holdings Ltd.	650,479	404,409
	Codan Ltd.	670,501	3,632,947
# *	Cogstate Ltd.	196,655	338,313

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Collection House Ltd.	2,047,376	$184,816
	Collins Foods Ltd.	791,568	6,205,234
*	Comet Ridge Ltd.	567,030	76,485
# *	Cooper Energy Ltd.	12,026,944	2,613,100
# *	Core Lithium Ltd.	756,237	764,607
*	Corporate Travel Management Ltd.	676,420	11,910,118
	Costa Group Holdings Ltd.	2,751,728	6,521,445
#	Credit Corp. Group Ltd.	442,571	9,962,954
*	Creso Pharma Ltd.	39,292	2,109
	CSR Ltd.	3,109,441	14,214,172
# *	Cynata Therapeutics Ltd.	111,132	34,300
# *	Dacian Gold Ltd.	1,194,281	197,343
# *	Danakali Ltd.	693,690	154,999
	Data#3 Ltd.	1,135,606	4,992,545
# *	De Grey Mining Ltd.	5,677,245	4,938,426
*	Decmil Group Ltd.	508,303	79,743
# *	Deep Yellow Ltd.	1,225,908	930,766
	Deterra Royalties Ltd.	2,795,041	10,063,994
*	Develop Global Ltd.	15,149	34,950
#	Dicker Data Ltd.	387,382	4,211,790
	Domain Holdings Australia Ltd.	1,497,814	4,440,308
	Downer EDI Ltd.	3,738,870	15,000,427
# *	Dreadnought Resources Ltd.	4,729,913	137,375
#	Eagers Automotive Ltd.	801,536	8,453,930
#	Earlypay Ltd.	895,572	321,050
# *	Eclipx Group Ltd.	2,349,979	4,404,567
*	Ecofibre Ltd.	75,087	25,639
# *	Ecograf Ltd.	1,661,115	702,214
	Elanor Investor Group	413,052	637,284
	Elders Ltd.	1,009,369	10,017,285
# *	Electro Optic Systems Holdings Ltd.	454,671	966,320
	Elementos Ltd.	47,135	27,511
	Elementos Ltd.	65,488	37,912
# *	Elevate Uranium Ltd.	172,343	95,085
*	Elixir Energy Ltd.	2,250,692	294,597
# *	Elmo Software Ltd.	91,464	293,760
#	Emeco Holdings Ltd.	2,574,795	1,671,462
*	Emerald Resources NL	316,847	272,094
# *	EML Payments Ltd.	1,948,397	4,305,479
# *	Energy Resources of Australia Ltd.	361,125	102,897
	Enero Group Ltd.	247,480	717,994
# *	EnviroSuite Ltd.	1,131,191	126,578
	EQT Holdings Ltd.	131,177	2,692,021
#	Estia Health Ltd.	1,663,088	2,878,455
	Eureka Group Holdings Ltd.	28,507	14,480
*	European Lithium Ltd.	3,234,245	333,974
	Euroz Hartleys Group Ltd.	306,523	377,993
*	EVENT Hospitality & Entertainment Ltd.	554,678	5,997,682
*	Experience Co. Ltd.	102,579	24,434
	Finbar Group Ltd.	337,695	200,525
	Fleetwood Ltd.	619,375	831,109
# *	Flight Centre Travel Group Ltd.	742,646	10,864,688
# *	Fluence Corp. Ltd.	116,395	19,952
*	Frontier Digital Ventures Ltd.	939,397	920,599
# *	FYI Resources Ltd.	452,463	86,981
#	G8 Education Ltd.	6,307,808	5,398,087

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Galan Lithium Ltd.	1,948,397	$2,862,582
*	Gascoyne Resources Ltd.	101,641	22,459
	Gascoyne Resources Ltd.	13,721	3,029
# *	Genetic Signatures Ltd.	171,373	154,462
# *	Genex Power Ltd.	899,377	96,903
	Genworth Mortgage Insurance Australia Ltd.	2,608,889	5,603,462
	Gold Road Resources Ltd.	6,651,673	8,120,772
	GR Engineering Services Ltd.	209,190	344,155
	GrainCorp Ltd., Class A	1,547,172	9,791,260
#	Grange Resources Ltd.	3,698,163	3,068,126
# *	Greenland Minerals Ltd.	1,881,748	99,646
*	GTN Ltd.	15,394	5,776
	GUD Holdings Ltd.	1,102,137	9,539,375
	GWA Group Ltd.	1,580,005	2,929,075
	Hansen Technologies Ltd.	1,305,013	5,602,282
# *	Hastings Technology Metals Ltd.	820,158	171,673
	Healius Ltd.	3,973,423	12,957,783
	Healthia Ltd.	104,181	144,459
*	Helios Energy Ltd.	632,312	52,189
# *	Helloworld Travel Ltd.	51,370	90,705
*	Highfield Resources Ltd.	444,440	324,246
	Horizon Oil Ltd.	1,481,646	138,299
*	Hot Chili Ltd.	169,686	182,211
#	HT&E Ltd.	1,709,119	2,448,068
#	HUB24 Ltd.	392,198	7,924,172
#	Humm Group Ltd.	2,546,056	1,623,445
*	IDT Australia Ltd.	52,972	7,858
	IGO Ltd.	142,488	1,489,461
	Iluka Resources Ltd.	2,146,030	18,050,842
#	Image Resources NL	860,899	163,466
	Imdex Ltd.	2,897,993	5,868,828
*	Immutep Ltd.	1,479,153	424,443
*	Immutep Ltd., Sponsored ADR	4,516	12,374
# *	ImpediMed Ltd.	417,437	44,703
*	Imugene Ltd.	4,245,890	777,966
#	Infomedia Ltd.	3,087,927	3,135,567
#	Inghams Group Ltd.	2,772,101	6,336,578
	Insignia Financial Ltd.	3,815,495	10,484,444
	Integral Diagnostics Ltd.	1,510,998	4,440,178
# *	Integrated Research Ltd.	750,808	407,913
*	Investigator Resources Ltd.	686,170	34,570
# *	Invictus Energy Ltd.	160,419	22,261
#	InvoCare Ltd.	945,502	8,444,135
# *	ioneer Ltd.	11,443,354	5,851,065
	IPH Ltd.	1,267,863	7,508,378
	IRESS Ltd.	1,238,548	11,009,236
	iSelect Ltd.	18,983	2,769
	IVE Group Ltd.	628,751	1,000,248
*	Janison Education Group Ltd.	262,831	186,612
# *	Jervois Global Ltd.	129,686	79,292
	Johns Lyng Group Ltd.	1,066,692	6,904,993
	Jumbo Interactive Ltd.	208,843	2,905,689
#	Jupiter Mines Ltd.	5,443,189	1,060,214
# *	Kalium Lakes Ltd.	365,906	27,231
# *	Karoon Energy Ltd.	4,205,730	6,754,149
	Kelly Partners Group Holdings Ltd.	3,572	13,650

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Kelsian Group Ltd.	554,052	$2,908,442
*	KGL Resources Ltd.	310,205	96,723
# *	Kingsgate Consolidated Ltd.	1,079,815	1,258,070
# *	Kogan.com Ltd.	468,030	1,977,150
# *	Lake Resources NL	3,681,901	5,416,692
# *	Lark Distilling Co. Ltd.	65,368	189,240
*	Lednium Technology Pty Ltd.	195,019	0
# *	Legend Mining Ltd.	2,176,273	119,228
	Leigh Creek Energy Ltd.	278,903	36,523
# *	Lepidico Ltd.	2,895,993	79,298
	Lifestyle Communities Ltd.	512,769	6,485,035
	Link Administration Holdings Ltd.	2,206,818	8,498,304
# *	Lithium Power International Ltd.	304,819	160,771
# *	Livetiles Ltd.	344,818	26,989
*	Lotus Resources Ltd.	364,198	107,736
#	Lovisa Holdings Ltd.	315,990	4,387,961
*	Lucapa Diamond Co. Ltd.	2,713,021	149,068
	Lycopodium Ltd.	61,159	251,073
	MA Financial Group Ltd.	335,637	2,011,719
	MACA Ltd.	2,345,337	1,541,822
# *	Mach7 Technologies Ltd.	42,643	22,823
	Macmahon Holdings Ltd.	5,714,103	830,531
*	Macquarie Telecom Group Ltd.	16,592	842,628
	Mader Group Ltd.	19,513	46,694
*	Maggie Beer Holdings Ltd.	243,446	90,447
# *	Magnetite Mines Ltd.	2,125,737	52,413
*	Matador Mining Ltd.	63,503	12,594
	MaxiPARTS Ltd.	79,407	131,701
# *	Mayne Pharma Group Ltd.	9,518,774	1,776,530
	McMillan Shakespeare Ltd.	524,400	4,696,491
#	McPherson’s Ltd.	653,702	459,506
# *	Medical Developments International Ltd.	133,004	382,932
	Medusa Mining Ltd.	966,031	632,473
# *	Megaport Ltd.	899,235	9,211,970
# *	Mesoblast Ltd.	2,382,780	2,014,617
# *	Metals X Ltd.	5,125,335	2,643,964
	Metcash Ltd.	6,296,220	21,315,195
#	Michael Hill International Ltd.	1,522,713	1,349,056
*	Micro-X Ltd.	261,656	42,108
*	Mincor Resources NL	2,649,729	4,296,421
*	MMA Offshore Ltd.	1,563,399	713,188
#	Monadelphous Group Ltd.	674,927	5,517,634
	Monash IVF Group Ltd.	1,751,900	1,555,093
#	Money3 Corp. Ltd.	1,319,770	3,022,239
*	MoneyMe Ltd.	177,692	204,007
# *	Morella Corp. Ltd.	1,171,741	29,604
*	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	103,455	227,728
#	Mount Gibson Iron Ltd.	4,669,204	2,165,351
††	Myanmar Metals Ltd.	49,486	4,862
#	Myer Holdings Ltd.	5,088,735	2,035,122
	MyState Ltd.	739,564	2,759,377
# *	Nanosonics Ltd.	1,546,016	4,552,742
	National Tyre & Wheel Ltd.	84,348	80,398
*	Navarre Minerals Ltd.	1,342,028	94,872
	Navigator Global Investments Ltd.	948,257	1,157,954

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Nearmap Ltd.	3,423,442	$3,751,798
# *	Neometals Ltd.	1,542,276	1,995,998
#	Netwealth Group Ltd.	621,015	6,896,168
# *	New Century Resources Ltd.	153,321	220,340
	New Energy Solar	35,136	22,220
#	New Hope Corp. Ltd.	3,053,402	7,763,230
*	New World Resources Ltd.	2,729,773	106,138
	nib holdings Ltd.	2,951,426	14,010,268
#	Nick Scali Ltd.	502,778	4,242,847
	Nickel Mines Ltd.	5,750,030	5,446,738
*	NICO Resources Ltd.	129,866	93,292
*	Nitro Software Ltd.	80,176	90,808
*	Northern Minerals Ltd.	730,115	28,309
*	Norwest Energy NL	1,011,292	28,009
*	Noumi Ltd.	297,888	44,445
# *	Nova Minerals Ltd.	108,288	68,895
# *	Novonix Ltd.	1,895,530	8,677,177
*	Noxopharm Ltd.	180,445	49,897
	NRW Holdings Ltd.	3,266,405	5,233,069
	Nufarm Ltd.	1,868,539	8,803,467
	Objective Corp. Ltd.	72,936	1,034,927
*	OFX Group Ltd.	1,889,079	3,419,465
*	Oklo Resources Ltd.	202,639	13,768
*	OM Holdings Ltd.	676,887	458,048
# *	Omni Bridgeway Ltd.	2,340,733	6,598,222
#	oOh!media Ltd.	3,417,957	4,124,553
*	Opthea Ltd.	1,239,176	1,061,651
*	Ora Banda Mining Ltd.	801,622	29,528
# *	OreCorp Ltd.	192,088	112,825
	Orora Ltd.	5,931,076	16,005,457
	OZ Minerals Ltd.	31,172	621,667
	Pacific Current Group Ltd.	337,121	1,916,290
# *	Pacific Smiles Group Ltd.	272,678	441,002
	Pact Group Holdings Ltd.	1,422,949	2,461,904
# *	Paladin Energy Ltd.	13,547,112	8,008,473
# *	Panoramic Resources Ltd.	10,369,824	2,323,577
# *	Pantoro Ltd.	4,232,949	888,466
*	Paradigm Biopharmaceuticals Ltd.	41,528	34,927
	Paragon Care Ltd.	176,578	59,225
	Peak Resources Ltd.	22,422	13,507
	Peet Ltd.	1,348,161	1,180,465
	Pendal Group Ltd.	2,058,779	7,099,890
# *	Peninsula Energy Ltd.	3,332,209	525,828
	PeopleIN Ltd.	408,692	1,231,577
	Pepper Money Ltd.	217,431	331,283
	Perenti Global Ltd.	4,462,529	2,493,163
	Perpetual Ltd.	376,124	9,711,135
	Perseus Mining Ltd.	8,114,950	11,920,377
#	Pinnacle Investment Management Group Ltd.	620,929	4,851,655
	Platinum Asset Management Ltd.	1,941,364	3,186,342
*	Podium Minerals Ltd.	245,537	90,059
*	PointsBet Holdings Ltd.	15,927	44,413
*	Poseidon Nickel Ltd.	12,683,800	860,215
*	PPK Group Ltd.	22,761	88,449
# *	Praemium Ltd.	2,977,411	1,525,768
# *	Predictive Discovery Ltd.	2,463,556	385,271

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments Ltd.	337,315	$6,899,165
*	Prescient Therapeutics Ltd.	430,367	46,221
	Pro Medicus Ltd.	21,160	766,559
#	Probiotec Ltd.	78,596	128,984
	Pro-Pac Packaging Ltd.	7,272	6,124
	Propel Funeral Partners Ltd.	151,644	525,752
*	Prophecy International Holdings Ltd.	24,007	19,929
# *	Prospect Resources Ltd.	1,167,946	781,527
	PSC Insurance Group Ltd.	206,969	701,305
	PTB Group Ltd.	51,489	44,229
#	PWR Holdings Ltd.	560,342	3,946,988
# *	PYC Therapeutics Ltd.	389,981	25,819
	QANTM Intellectual Property Ltd.	112,211	92,826
# *	Raiz Invest Ltd.	65,033	49,847
	Ramelius Resources Ltd.	5,345,644	5,784,016
*	ReadyTech Holdings Ltd.	260,516	632,256
#	Reckon Ltd.	391,834	263,307
*	Red 5 Ltd.	12,648,400	3,544,435
	Red River Resources Ltd.	216,907	38,149
# *	Redbubble Ltd.	1,256,028	1,436,603
#	Regis Healthcare Ltd.	998,299	1,608,676
#	Regis Resources Ltd.	4,825,314	7,644,097
# *	Reject Shop Ltd.	172,851	734,077
	Reliance Worldwide Corp. Ltd.	3,624,075	11,442,832
# *	Renascor Resources Ltd.	645,598	142,112
#	Resimac Group Ltd.	121,552	159,052
# *	Resolute Mining Ltd.	7,625,039	1,895,570
*	Retail Food Group Ltd.	12,168,489	634,794
*	Rex Minerals Ltd.	26,619	5,372
	Ridley Corp. Ltd.	1,862,695	2,352,621
*	RPMGlobal Holdings Ltd.	1,028,977	1,404,378
# *	Rumble Resources Ltd.	178,014	53,137
*	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,964,241	12,583,752
*	SciDev Ltd.	144,186	47,371
# *	SECOS Group Ltd.	230,520	40,479
	Select Harvests Ltd.	892,695	3,565,161
#	Servcorp Ltd.	348,243	961,607
*	Service Stream Ltd.	4,278,797	3,328,796
*	Seven West Media Ltd.	8,955,400	4,543,105
	SG Fleet Group Ltd.	639,084	1,136,744
	Shaver Shop Group Ltd.	659,777	568,915
*	Sheffield Resources Ltd.	129,910	56,562
	Shine Justice Ltd.	59,739	53,663
	Shriro Holdings Ltd.	24,206	17,734
	Sigma Healthcare Ltd.	6,192,917	2,386,904
*	Silex Systems Ltd.	80,327	72,681
*	Silver Lake Resources Ltd.	5,791,755	9,364,551
# *	Silver Mines Ltd.	3,653,933	644,023
	Sims Ltd.	1,175,465	18,946,782
	SmartGroup Corp. Ltd.	937,690	5,977,826
*	SomnoMed Ltd.	25,160	36,472
	Southern Cross Electrical Engineering Ltd.	686,818	310,111
	Southern Cross Media Group Ltd.	1,561,488	2,000,282
# *	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	42,211

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Splitit Ltd.	84,457	$9,986
	SRG Global Ltd.	521,823	251,534
#	St Barbara Ltd.	5,621,717	5,925,859
*	Star Entertainment Grp Ltd.	5,123,970	12,399,597
*	Starpharma Holdings Ltd.	139,631	94,607
	Steadfast Group Ltd.	2,112,263	7,522,118
# *	Strike Energy Ltd.	5,632,318	1,308,780
	Sunland Group Ltd.	1,145,029	2,281,503
# *	Sunrise Energy Metals Ltd.	8,693	16,080
*	Sunstone Metals Ltd.	6,065,083	362,404
	Super Retail Group Ltd.	1,085,264	8,336,805
*	Superloop Ltd.	2,151,341	1,512,202
	Symbio Holdings Ltd.	295,912	1,213,735
*	Syrah Resources Ltd.	4,758,731	5,748,250
	Tassal Group Ltd.	1,531,815	4,118,315
	Technology One Ltd.	1,701,660	14,433,066
# *	Temple & Webster Group Ltd.	540,805	2,687,985
	Tribune Resources Ltd.	14,725	53,156
# *	Tyro Payments Ltd.	2,067,445	2,677,433
	United Malt Grp Ltd.	1,796,399	5,072,880
*	Uniti Group Ltd.	3,117,288	10,918,304
	VGI Partners Ltd.	7,907	25,778
# *	Vimy Resources Ltd.	2,696,828	538,987
*	Virgin Australia Holdings Ltd.	7,648,897	0
	Virtus Health Ltd.	589,189	3,544,840
	Vita Group Ltd.	881,968	230,664
# *	Vital Metals Ltd.	246,694	11,009
Ω	Viva Energy Group Ltd.	5,149,577	9,012,344
# *	Viva Leisure Ltd.	84,215	111,213
# *	Vmoto Ltd.	267,457	79,812
# *	Volpara Health Technologies Ltd.	225,102	147,694
# *	VRX Silica Ltd.	1,325,475	213,402
*	Wagners Holding Co. Ltd.	122,838	135,863
*	Walkabout Resources Ltd.	1,129,282	201,710
# *	Warrego Energy Ltd.	86,865	9,743
# *	Webjet Ltd.	2,181,629	9,056,085
*	West African Resources Ltd.	6,322,943	5,926,731
*	Western Areas Ltd.	2,291,678	6,219,973
	Westgold Resources Ltd.	3,020,719	4,376,799
# *	Whispir Ltd.	121,430	161,935
	Whitehaven Coal Ltd.	6,198,763	19,248,940
*	Widgie Nickel Ltd.	265,653	95,064
*	Wiluna Mining Corp. Ltd.	248,265	164,867
#	Yancoal Australia Ltd.	58,222	194,258
# *	Zip Co. Ltd.	2,250,758	2,436,909

TOTAL AUSTRALIA			1,119,496,964

CHINA — (0.7%)
Ω	BOC Aviation Ltd.	661,800	5,198,530
	BOE Varitronix Ltd.	3,492,293	4,087,331
*	China Display Optoelectronics Technology Holdings Ltd.	6,152,000	342,542
	Fountain SET Holdings Ltd.	5,844,000	1,030,023
	GDH Guangnan Holdings Ltd.	2,083,600	172,737
*	Goodbaby International Holdings Ltd.	2,475,000	318,865
*	Huafa Property Services Group Co. Ltd.	6,380,000	105,534

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huasheng International Holding Ltd.	11,350,000	$184,255
*	Neo-Neon Holdings Ltd.	2,315,500	139,994

TOTAL CHINA			11,579,811

HONG KONG — (19.5%)
*	Aceso Life Science Group Ltd.	18,008,400	150,016
	Aeon Credit Service Asia Co. Ltd.	986,000	634,493
	Allied Group Ltd.	12,144,000	4,265,368
	Analogue Holdings Ltd.	694,000	149,370
	APAC Resources Ltd.	3,766,513	556,176
# *	Apollo Future Mobility Group Ltd.	8,436,000	395,727
*	Applied Development Holdings Ltd.	13,430,000	167,045
	Asia Financial Holdings Ltd.	2,118,908	965,075
	Asia Standard Hotel Group Ltd.	3,201,654	64,681
	Asia Standard International Group Ltd.	11,832,917	1,082,070
	Asiasec Properties Ltd.	1,415,000	88,795
	ASM Pacific Technology Ltd.	1,444,600	14,543,413
	Associated International Hotels Ltd.	952,000	1,541,318
	Automated Systems Holdings Ltd.	434,400	58,858
	Bank of East Asia Ltd.	2,544,200	3,975,409
*	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	163,748
	BOCOM International Holdings Co. Ltd.	2,371,000	344,241
††	Brightoil Petroleum Holdings Ltd.	9,034,000	324,418
	Build King Holdings Ltd.	630,000	67,299
	Cafe de Coral Holdings Ltd.	3,056,000	5,093,297
# *	Cathay Pacific Airways Ltd.	4,379,000	4,295,297
*	Century City International Holdings Ltd.	7,111,460	306,841
	Chen Hsong Holdings	1,296,000	382,468
	Cheuk Nang Holdings Ltd.	771,714	237,398
	Chevalier International Holdings Ltd.	820,989	977,528
*	China Baoli Technologies Holdings Ltd.	114,750	4,835
*	China Best Group Holding Ltd.	1,124,998	115,913
*	China Energy Development Holdings Ltd.	51,546,000	1,064,618
	China Motor Bus Co. Ltd.	80,000	929,436
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,193
# *	China Star Entertainment Ltd.	11,170,000	1,198,558
# *	China Strategic Holdings Ltd.	83,051,250	376,648
	China Tonghai International Financial Ltd.	1,300,000	29,150
	Chinese Estates Holdings Ltd.	2,943,500	843,258
	Chinney Investments Ltd.	1,180,000	228,410
	Chow Sang Sang Holdings International Ltd.	2,417,000	2,788,789
	Chuang’s China Investments Ltd.	8,811,407	435,519
	Chuang’s Consortium International Ltd.	7,519,043	878,824
	CITIC Telecom International Holdings Ltd.	13,126,125	4,819,349
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,468,145
#	CMBC Capital Holdings Ltd.	440,999	95,873
#	C-Mer Eye Care Holdings Ltd.	2,026,000	1,181,413
	CNT Group Ltd.	7,979,264	390,254
#	Convenience Retail Asia Ltd.	1,026,000	130,547
# *	Cowell e Holdings, Inc.	407,000	395,716
Ω	Crystal International Group Ltd.	304,000	120,427
	CSI Properties Ltd.	47,866,383	1,182,272
	Dah Sing Banking Group Ltd.	3,764,716	3,324,937
	Dah Sing Financial Holdings Ltd.	1,436,144	4,640,704

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Dickson Concepts International Ltd.	1,591,000	$810,700
*	Digital Domain Holdings Ltd.	581,000	40,432
*	Dingyi Group Investment Ltd.	300,000	3,053
*	DTXS Silk Road Investment Holdings Co. Ltd.	72,000	16,965
	Dynamic Holdings Ltd.	198,000	274,982
	Eagle Nice International Holdings Ltd.	2,022,000	1,145,571
	EC Healthcare	1,453,097	1,532,166
	EcoGreen International Group Ltd.	1,994,640	483,415
*	Elegance Optical International Holdings Ltd.	1,160,000	85,522
*	Emperor Capital Group Ltd.	30,219,000	242,815
	Emperor Entertainment Hotel Ltd.	4,840,000	424,558
	Emperor International Holdings Ltd.	10,584,753	1,092,978
	Emperor Watch & Jewellery Ltd.	25,160,000	591,727
*	Energy International Investments Holdings Ltd.	1,960,000	12,102
*	ENM Holdings Ltd.	13,564,000	1,015,157
*	Esprit Holdings Ltd.	10,615,325	1,198,190
*	Eternity Investment Ltd.	820,000	16,115
	EuroEyes International Eye Clinic Ltd., Class C	331,000	293,209
#	Fairwood Holdings Ltd.	805,600	1,559,690
	Far East Consortium International Ltd.	12,107,375	4,098,138
	First Pacific Co. Ltd.	15,728,000	6,354,702
*	First Shanghai Investments Ltd.	1,216,000	24,268
# * Ω	FIT Hon Teng Ltd.	2,007,000	296,639
# * Ω	Fosun Tourism Group	178,200	248,508
	Four Seas Mercantile Holdings Ltd.	610,000	206,263
	FSE Lifestyle Services Ltd.	617,000	415,772
# *	GBA Holdings Ltd.	18,640,000	23,796
*	Genting Hong Kong Ltd.	5,824,000	308,549
	Get Nice Financial Group Ltd.	2,438,600	236,176
	Giordano International Ltd.	8,456,000	1,705,481
	Glorious Sun Enterprises Ltd.	3,932,000	387,946
*	Gold Peak Technology Group Ltd.	3,029,642	254,188
	Golden Resources Development International Ltd.	4,082,500	236,136
* ††	Good Resources Holdings Ltd.	6,860,000	13,924
*	GR Properties Ltd.	1,814,000	263,971
	Great Eagle Holdings Ltd.	1,119,446	2,712,264
*	Greentech Technology International Ltd.	11,720,000	266,230
*	G-Resources Group Ltd.	2,817,810	947,357
	Guoco Group Ltd.	2,000	21,184
	Guotai Junan International Holdings Ltd.	30,251,797	3,373,902
#	Haitong International Securities Group Ltd.	20,434,400	3,658,797
	Hang Lung Group Ltd.	2,819,000	5,960,348
	Hanison Construction Holdings Ltd.	2,713,649	422,380
*	Hans Energy Co. Ltd.	2,208,000	46,319
*	Harbour Centre Development Ltd.	935,500	813,519
	HKBN Ltd.	3,890,500	4,456,487
#	HKR International Ltd.	7,078,969	2,584,077
	Hon Kwok Land Investment Co. Ltd.	388,800	130,827
*	Hong Kong ChaoShang Group Ltd.	1,440,000	154,046
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	893,903
	Hong Kong Technology Venture Co. Ltd.	2,001,000	1,766,372
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,852,573
	Hongkong Chinese Ltd.	5,038,000	407,900
Ω	Honma Golf Ltd.	1,097,500	437,859
††	Hsin Chong Group Holdings Ltd.	10,243,403	85,783
	Hung Hing Printing Group Ltd.	2,940,000	475,272

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# *	Huobi Technology Holdings Ltd.	340,000	$274,810
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	1,946,030
*	Hypebeast Ltd.	2,705,000	270,934
	Hysan Development Co. Ltd.	2,474,000	7,218,719
*	I-CABLE Communications Ltd.	354,180	1,876
	IGG, Inc.	8,547,000	4,049,492
*	Imagi International Holdings Ltd.	2,516,984	167,364
Ω	Impro Precision Industries Ltd.	386,000	96,956
	International Housewares Retail Co. Ltd.	2,101,000	694,947
*	IPE Group Ltd.	3,345,000	321,663
*	IRC Ltd.	35,846,266	951,535
	ITC Properties Group Ltd.	5,873,292	769,085
	Jacobson Pharma Corp. Ltd.	3,616,000	299,116
	Johnson Electric Holdings Ltd.	2,868,054	3,947,273
	K Wah International Holdings Ltd.	1,588,000	598,140
*	Kader Holdings Co. Ltd.	248,000	14,205
	Karrie International Holdings Ltd.	2,932,000	552,464
*	Keck Seng Investments Hong Kong Ltd.	912,600	328,823
	Kerry Logistics Network Ltd.	4,063,500	9,282,185
	Kerry Properties Ltd.	2,316,500	6,525,790
	Kingmaker Footwear Holdings Ltd.	1,878,955	251,005
#	Kowloon Development Co. Ltd.	3,057,000	4,086,020
*	KuangChi Science Ltd.	3,714,000	68,783
*	Kwoon Chung Bus Holdings Ltd.	44,000	10,055
*	Lai Sun Development Co. Ltd.	2,600,694	1,223,130
*	Lai Sun Garment International Ltd.	998,295	463,861
	Lam Soon Hong Kong Ltd.	326,310	582,310
*	Landing International Development Ltd.	6,932,800	198,849
	Landsea Green Properties Co. Ltd.	3,016,000	100,235
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	468,036
*	Lifestyle International Holdings Ltd.	3,129,500	1,498,510
	Lippo China Resources Ltd.	17,982,000	327,433
	Lippo Ltd.	1,161,700	412,087
	Liu Chong Hing Investment Ltd.	1,531,200	1,438,945
	L’Occitane International SA	2,278,500	7,336,411
	Luk Fook Holdings International Ltd.	3,577,000	8,674,177
	Lung Kee Bermuda Holdings	1,491,875	707,265
*	Magnificent Hotel Investment Ltd.	13,170,000	200,221
	Man Wah Holdings Ltd.	839,600	908,221
*	Mason Group Holdings Ltd.	111,713,399	254,665
	Matrix Holdings Ltd.	1,067,414	355,204
#	MECOM Power & Construction Ltd.	5,288,000	2,409,998
*	Meilleure Health International Industry Group Ltd.	486,000	24,244
	Melbourne Enterprises Ltd.	39,500	723,570
*	Melco International Development Ltd.	2,869,000	2,616,376
*	Midland Holdings Ltd.	2,901,987	308,575
	Ming Fai International Holdings Ltd.	49,000	2,456
#	Miramar Hotel & Investment	1,144,000	1,825,169
	Modern Dental Group Ltd.	2,354,000	889,982
*	Mongolian Mining Corp.	561,000	209,260
	NagaCorp Ltd.	4,604,000	4,078,879
	Nameson Holdings Ltd.	7,694,000	440,684
	Nanyang Holdings Ltd.	133,500	653,251
	National Electronics Hldgs	2,668,600	350,668
* ††	National United Resources Holdings Ltd.	1,828,000	31,504
*	NewOcean Energy Holdings Ltd.	7,246,000	36,174

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Nissin Foods Co. Ltd.	1,451,000	$1,014,903
#	NWS Holdings Ltd.	6,731,000	6,160,319
	Oriental Watch Holdings	2,901,611	1,536,906
*	Oshidori International Holdings Ltd.	20,024,400	1,270,393
††	Pacific Andes International Holdings Ltd.	19,435,067	67,982
	Pacific Basin Shipping Ltd.	32,170,000	17,224,665
*	Pacific Century Premium Developments Ltd.	457,240	28,699
	Pacific Textiles Holdings Ltd.	7,628,000	3,526,495
*	Paliburg Holdings Ltd.	3,180,830	849,810
*	Paradise Entertainment Ltd.	3,672,000	405,259
#	PC Partner Group Ltd.	1,792,000	2,599,199
	PCCW Ltd.	15,297,545	8,597,481
# *	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,463
	Pentamaster International Ltd.	1,550,000	214,340
#	Perfect Medical Health Management Ltd.	3,063,000	1,880,893
	Pico Far East Holdings Ltd.	5,142,000	711,702
	Playmates Holdings Ltd.	7,082,000	651,080
	Plover Bay Technologies Ltd.	2,224,000	912,580
	Pokfulam Development Co. Ltd.	62,000	88,848
*	PT International Development Co. Ltd.	8,347,150	228,312
	Public Financial Holdings Ltd.	2,848,000	878,333
*	Pyxis Group Ltd.	1,936,000	0
* Ω	Razer, Inc.	13,925,000	4,514,611
*	Regal Hotels International Holdings Ltd.	2,897,800	1,182,806
Ω	Regina Miracle International Holdings Ltd.	1,983,000	1,195,041
*	Renco Holdings Group Ltd.	103,000	902
# *	Sa Sa International Holdings Ltd.	5,060,960	889,957
	Safety Godown Co. Ltd.	1,200,000	481,574
	SAS Dragon Holdings Ltd.	2,178,000	1,357,753
	SEA Holdings Ltd.	1,657,523	1,227,419
*	Shangri-La Asia Ltd.	3,670,000	2,872,427
#	Shenwan Hongyuan HK Ltd.	3,511,250	338,468
*	Shun Ho Property Investments Ltd.	1,254,757	185,612
*	Shun Tak Holdings Ltd.	11,609,419	2,537,028
	Sing Tao News Corp. Ltd.	1,974,000	99,904
	Singamas Container Holdings Ltd.	8,682,000	1,261,465
*	SJM Holdings Ltd.	8,376,000	4,112,688
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,065,764
#	Solomon Systech International Ltd.	11,440,000	862,740
	Soundwill Holdings Ltd.	600,500	549,969
*	South China Holdings Co. Ltd.	17,774,503	165,778
	Stella International Holdings Ltd.	2,697,500	2,620,847
	Sun Hung Kai & Co. Ltd.	5,100,429	2,590,271
	SUNeVision Holdings Ltd.	2,552,000	2,171,352
	TAI Cheung Holdings Ltd.	2,329,000	1,452,666
	Tai Hing Group Holdings Ltd.	221,000	34,484
	Tai Sang Land Development Ltd.	798,910	443,756
#	Tan Chong International Ltd.	1,176,000	302,587
	Tao Heung Holdings Ltd.	1,396,000	168,454
*	Television Broadcasts Ltd.	1,972,400	1,124,734
*	Termbray Industries International Holdings Ltd.	1,244,900	34,546
	Texhong Textile Group Ltd.	176,000	217,232
	Texwinca Holdings Ltd.	4,008,000	743,001
	Tian Teck Land Ltd.	1,024,000	552,387
*	TOM Group Ltd.	416,000	43,908

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Town Health International Medical Group Ltd.	4,222,115	$193,454
	Tradelink Electronic Commerce Ltd.	6,126,000	920,865
	Transport International Holdings Ltd.	1,576,602	2,560,614
*	Trendzon Holdings Group Ltd.	3,724,000	568,690
	United Laboratories International Holdings Ltd.	6,644,000	3,474,756
*	Universal Technologies Holdings Ltd.	1,730,000	28,022
††	Untrade Convoy	32,922,000	131,548
*	Untrade CW Group Holdings	1,361,500	0
*	Untrade Gold Fin Holdings	9,580,000	0
	Untrade Master Glory GP	972,981	6,061
†† ^	Untrade Mh Development NPV	3,238,000	89,907
††	Untrade.Burwill	37,300,960	63,333
††	Up Energy Development Group, Ltd	3,929,000	12,138
*	Value Convergence Holdings Ltd.	2,448,000	76,581
	Value Partners Group Ltd.	5,786,000	2,469,227
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,880
	Vedan International Holdings Ltd.	3,576,000	278,137
#	Vitasoy International Holdings Ltd.	2,975,000	5,641,501
# *	Vobile Group Ltd.	3,623,000	2,184,084
# Ω	VPower Group International Holdings Ltd.	4,579,397	560,421
	VSTECS Holdings Ltd.	6,261,600	5,862,977
	VTech Holdings Ltd.	1,345,100	9,764,202
	Wai Kee Holdings Ltd.	6,158,738	2,630,993
	Wang On Group Ltd.	41,740,000	371,681
*	Wealthking Investments Ltd.	7,296,000	552,397
	Wing On Co. International Ltd.	759,000	1,788,753
#	Wing Tai Properties Ltd.	2,187,331	1,141,902
*	YT Realty Group Ltd.	1,968,124	383,688
	YTO Express Holdings Ltd.	728,000	217,197
*	Yue Yuen Industrial Holdings Ltd.	2,644,500	4,255,792
# *	Yunfeng Financial Group Ltd.	612,000	112,046
#	Zensun Enterprises Ltd.	929,000	438,842
*	Zhaobangji Properties Holdings Ltd.	1,440,000	89,648

TOTAL HONG KONG			342,468,090

MACAU — (0.0%)
*	Space Group Holdings Ltd.	142,500	89,973

NEW ZEALAND — (4.4%)
*	AFT Pharmaceuticals Ltd.	34,226	85,540
# *	Air New Zealand Ltd.	556,687	496,109
	Arvida Group Ltd.	1,087,209	1,293,781
	Briscoe Group Ltd.	34,115	135,922
	Chorus Ltd.	2,633,592	13,491,004
	Colonial Motor Co. Ltd.	144,588	1,041,942
	Comvita Ltd.	50,282	121,224
	Delegat Group Ltd.	6,400	58,549
# *	Eroad Ltd.	24,092	72,881
#	Freightways Ltd.	932,828	7,974,819
	Genesis Energy Ltd.	257,025	512,273
*	Gentrack Group Ltd.	71,302	87,429
	Hallenstein Glasson Holdings Ltd.	307,057	1,380,204
	Heartland Group Holdings Ltd.	2,175,266	3,381,967
#	Investore Property Ltd.	608,266	724,111
#	KMD Brands Ltd.	2,509,713	2,357,517

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Millennium & Copthorne Hotels New Zealand Ltd.	366,312	$634,222
#	Napier Port Holdings Ltd.	46,155	95,863
*	NEW Zealand King Salmon Investments Ltd.	63,420	40,475
*	New Zealand Refining Co. Ltd.	878,074	632,298
#	NZME Ltd.	945,851	1,140,736
#	NZX Ltd.	1,568,757	1,547,553
	Oceania Healthcare Ltd.	1,288,639	934,155
# *	Pacific Edge Ltd.	1,418,192	938,882
	PGG Wrightson Ltd.	120,785	370,520
*	Plexure Group Ltd.	27,580	5,825
*	Pushpay Holdings Ltd.	2,728,665	2,141,920
*	Rakon Ltd.	182,922	213,535
*	Restaurant Brands New Zealand Ltd.	161,636	1,550,621
*	Richina Pacific Ltd.	274,180	0
# *	Sanford Ltd.	362,156	1,178,167
#	Scales Corp. Ltd.	436,710	1,553,991
#	Scott Technology Ltd.	51,657	114,626
*	Serko Ltd.	121,000	389,495
	Skellerup Holdings Ltd.	745,484	3,080,131
*	SKY Network Television Ltd.	364,275	729,974
	SKYCITY Entertainment Group Ltd.	4,337,866	8,612,701
	Steel & Tube Holdings Ltd.	575,667	627,002
	Summerset Group Holdings Ltd.	901,283	7,314,095
*	Synlait Milk Ltd.	456,664	1,045,634
*	Tourism Holdings Ltd.	683,001	1,351,956
	TOWER Ltd.	1,895,126	918,351
	Trustpower Ltd.	237,979	1,162,169
#	Turners Automotive Group Ltd.	109,772	307,862
# *	Vista Group International Ltd.	516,999	663,648
	Warehouse Group Ltd.	381,575	877,022
	Z Energy Ltd.	1,685,119	4,377,163

TOTAL NEW ZEALAND			77,765,864

SINGAPORE — (9.7%)
* ††	Abterra Ltd.	230,320	1,241
	AEM Holdings Ltd.	855,100	2,963,603
*	Amara Holdings Ltd.	974,800	265,613
	Ascendas India Trust	5,025,900	4,396,063
#	Avarga Ltd.	2,626,500	484,535
# *	Banyan Tree Holdings Ltd.	810,900	179,075
# *	Best World International Ltd.	2,210,629	2,218,213
#	Bonvests Holdings Ltd.	950,000	661,162
	Boustead Singapore Ltd.	2,121,982	1,532,035
#	Bukit Sembawang Estates Ltd.	1,182,703	4,366,920
	Bund Center Investment Ltd.	659,825	254,901
# *	Centurion Corp. Ltd.	1,405,100	367,716
	China Aviation Oil Singapore Corp. Ltd.	2,414,099	1,628,268
	China Sunsine Chemical Holdings Ltd.	3,463,900	1,187,520
	Chip Eng Seng Corp. Ltd.	3,702,500	1,226,276
	Chuan Hup Holdings Ltd.	3,937,600	655,631
	Civmec Ltd.	162,700	76,744
	ComfortDelGro Corp. Ltd.	7,004,400	7,662,649
*	COSCO Shipping International Singapore Co. Ltd.	6,633,900	1,244,898
# *	Creative Technology Ltd.	285,050	525,153
	CSE Global Ltd.	2,232,300	780,364

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Dasin Retail Trust	296,700	$67,788
#	Del Monte Pacific Ltd.	2,230,164	623,594
#	Delfi Ltd.	979,700	551,565
*	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	58,842
# * ††	Ezra Holdings Ltd.	8,161,986	12,405
	Far East Orchard Ltd.	1,158,903	944,180
#	First Resources Ltd.	4,953,200	7,467,058
#	First Sponsor Group Ltd.	484,728	483,827
#	Food Empire Holdings Ltd.	1,334,200	509,768
	Fraser & Neave Ltd.	309,900	310,556
#	Frencken Group Ltd.	1,554,400	1,883,624
	Fu Yu Corp. Ltd.	3,615,000	732,898
*	Gallant Venture Ltd.	5,386,600	512,024
	Geo Energy Resources Ltd.	3,123,600	1,078,246
#	GK Goh Holdings Ltd.	1,387,665	1,162,077
	Golden Agri-Resources Ltd.	35,359,600	7,928,575
*	Golden Energy & Resources Ltd.	763,800	289,894
	GP Industries Ltd.	315,809	142,019
#	GuocoLand Ltd.	1,806,214	2,031,854
# *	Halcyon Agri Corp. Ltd.	1,635,533	295,030
#	Hanwell Holdings Ltd.	1,339,819	400,003
	Haw Par Corp. Ltd.	385,000	3,288,677
#	Hiap Hoe Ltd.	498,000	273,801
#	Ho Bee Land Ltd.	1,547,000	3,327,902
#	Hong Fok Corp. Ltd.	3,338,394	2,122,582
*	Hong Fok Land Ltd.	1,210,000	0
	Hong Leong Asia Ltd.	1,732,600	1,047,713
#	Hong Leong Finance Ltd.	1,002,000	1,907,780
	Hotel Grand Central Ltd.	1,625,054	1,256,894
#	Hour Glass Ltd.	1,618,732	2,774,070
	HRnetgroup Ltd.	130,100	73,756
	Hutchison Port Holdings Trust	24,983,000	6,089,981
	Hwa Hong Corp. Ltd.	2,097,500	475,878
# * ††	Hyflux Ltd.	3,707,700	114,707
#	iFAST Corp. Ltd.	754,900	3,356,367
# *	Indofood Agri Resources Ltd.	2,792,800	809,775
	InnoTek Ltd.	336,600	157,121
#	ISDN Holdings Ltd.	378,544	172,942
#	Japfa Ltd.	2,101,410	1,073,708
# *	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
*	K1 Ventures Ltd.	1,004,840	0
	Keppel Infrastructure Trust	18,059,446	7,442,621
#	KSH Holdings Ltd.	1,278,300	329,785
#	Low Keng Huat Singapore Ltd.	949,800	328,968
	Lum Chang Holdings Ltd.	1	0
*	Mandarin Oriental International Ltd.	1,452,700	2,908,221
#	Metro Holdings Ltd.	3,006,492	1,668,185
	Mewah International, Inc.	89,000	28,143
	Micro-Mechanics Holdings Ltd.	109,200	257,414
# * ††	Midas Holdings Ltd.	8,576,553	227,805
# *	mm2 Asia Ltd.	5,969,400	285,303
	Nanofilm Technologies International Ltd.	115,200	228,750
#	NSL Ltd.	409,900	265,625
# *	Oceanus Group Ltd.	8,888,300	143,973
	OUE Ltd.	2,128,900	2,069,514

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Oxley Holdings Ltd.	7,434,441	$997,565
#	Pacific Century Regional Developments Ltd.	179,000	56,716
	Pan-United Corp. Ltd.	1,991,250	609,910
	Propnex Ltd.	326,000	450,727
#	Q&M Dental Group Singapore Ltd.	1,136,160	443,275
	QAF Ltd.	1,551,880	983,772
# *	Raffles Education Corp. Ltd.	2,803,923	138,226
#	Raffles Medical Group Ltd.	6,503,632	5,600,177
#	SBS Transit Ltd.	802,100	1,766,862
	Sembcorp Industries Ltd.	1,957,600	3,836,630
*	Sembcorp Marine Ltd.	1,060,100	76,511
	Sheng Siong Group Ltd.	3,933,300	4,404,495
*	SHS Holdings Ltd.	2,175,300	248,779
*	SIA Engineering Co. Ltd.	1,634,600	3,061,071
	SIIC Environment Holdings Ltd.	5,686,720	920,327
#	Sinarmas Land Ltd.	7,118,700	1,202,398
#	Sing Holdings Ltd.	1,470,400	427,178
	Sing Investments & Finance Ltd.	350,675	402,410
	Singapore Land Group Ltd.	101,169	189,189
	Singapore Post Ltd.	10,499,000	5,013,221
	Singapore Press Holdings Ltd.	7,439,300	12,892,710
	Singapore Shipping Corp. Ltd.	1,640,700	339,490
#	Stamford Land Corp. Ltd.	5,698,660	1,678,535
	StarHub Ltd.	5,224,500	4,960,386
	Straco Corp. Ltd.	130,000	41,641
	Straits Trading Co. Ltd.	286,100	672,405
# * ††	Swiber Holdings Ltd.	2,895,250	43,578
	Thomson Medical Group Ltd.	317,800	19,197
	Tiong Woon Corp. Holding Ltd.	26,600	10,225
#	Tuan Sing Holdings Ltd.	4,421,975	1,335,790
#	UMS Holdings Ltd.	2,627,768	2,359,710
	United Overseas Insurance Ltd.	168,150	852,289
	UOB-Kay Hian Holdings Ltd.	2,413,362	2,917,238
#	Valuetronics Holdings Ltd.	2,676,650	1,054,640
#	Vicom Ltd.	557,500	862,305
#	Wee Hur Holdings Ltd.	2,614,200	377,680
#	Wing Tai Holdings Ltd.	3,914,667	5,143,009
#	Yeo Hiap Seng Ltd.	228,759	147,442

TOTAL SINGAPORE			171,210,077

UNITED STATES — (0.1%)
	Clean Seas Seafood Ltd.	16,006	7,396
* Ω	Frontage Holdings Corp.	2,892,000	1,052,009

TOTAL UNITED STATES			1,059,405

TOTAL COMMON STOCKS			1,723,670,184

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Bowen Coking Coal Ltd.	52,269	10,951
	Catapult Group International Ltd.	51,120	55,276
	Genex Power Ltd.	199,465	21,643

TOTAL AUSTRALIA			87,870

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,306	$0

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	753,303	3,366

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0

TOTAL RIGHTS/WARRANTS			3,366

TOTAL INVESTMENT SECURITIES (Cost $1,657,034,923)			1,723,761,420

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ §	The DFA Short Term Investment Fund	2,906,961	33,624,823

TOTAL INVESTMENTS — (100.0%)
(Cost $1,690,659,773)^^			$1,757,386,243

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$348,284	$1,119,143,817	$4,863	$1,119,496,964
China	—	11,579,811	—	11,579,811
Hong Kong	—	341,640,360	827,730	342,468,090
Macau	—	89,973	—	89,973
New Zealand	—	77,765,864	—	77,765,864
Singapore	475,878	170,275,621	458,578	171,210,077
United States	—	1,059,405	—	1,059,405

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Australia	—	$87,870	—	$87,870
Rights/Warrants
Hong Kong	—	3,366	—	3,366
Securities Lending Collateral	—	33,624,823	—	33,624,823

TOTAL	$824,162	$1,755,270,910	$1,291,171^	$1,757,386,243

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (3.2%)
	4imprint Group PLC	159,861	$5,875,168
Ω	Airtel Africa PLC	830,930	1,516,929
*	Ascential PLC	1,388,298	6,290,237
	Bloomsbury Publishing PLC	295,950	1,644,651
	Centaur Media PLC	254,249	160,293
	Euromoney Institutional Investor PLC	717,545	9,257,649
# *	Frontier Developments PLC	52,449	858,131
	Future PLC	70,626	2,399,864
	Gamma Communications PLC	164,057	2,904,748
*	Helios Towers PLC	1,538,719	2,331,902
# *	Hyve Group PLC	1,560,375	1,454,243
	Moneysupermarket.com Group PLC	3,234,585	8,044,974
	Next Fifteen Communications Group PLC	87,004	1,522,351
	Reach PLC	2,432,289	5,844,206
	STV Group PLC	4,918	20,160
*	Tremor International Ltd.	138,261	1,065,974
*	Tremor International Ltd., ADR	2,906	44,200

TOTAL COMMUNICATION SERVICES			51,235,680

CONSUMER DISCRETIONARY — (16.8%)
	888 Holdings PLC	2,249,900	5,432,392
# *	AO World PLC	272,456	309,800
*	ASOS PLC	20,712	435,752
# * Ω	Aston Martin Lagonda Global Holdings PLC	135,310	1,734,256
	Bellway PLC	262,780	8,353,308
# *	Boohoo Group PLC	704,428	816,071
*	Card Factory PLC	946,976	562,471
*	Cazoo Group Ltd.	576,667	1,591,601
	Coats Group PLC	3,494,622	3,502,711
* Ω	Countryside Partnerships PLC	2,740,160	9,686,097
	Crest Nicholson Holdings PLC	1,737,404	6,070,119
	Currys PLC	5,372,637	6,371,127
#	DFS Furniture PLC	1,228,712	3,352,607
# *	Dignity PLC	211,780	1,401,341
	Domino’s Pizza Group PLC	3,183,139	15,769,843
	Dunelm Group PLC	712,296	10,149,612
*	Frasers Group PLC	1,533,433	12,691,153
	Fuller Smith & Turner PLC, Class A	146,090	1,178,227
	Games Workshop Group PLC	164,324	15,625,823
	Greggs PLC	625,080	20,076,058
* Ω	Gym Group PLC	964,324	2,458,812
	Halfords Group PLC	1,293,157	4,174,888
	Headlam Group PLC	502,271	2,503,035
	Henry Boot PLC	538,578	2,230,226
*	Hollywood Bowl Group PLC	279,302	882,303
* Ω	Hostelworld Group PLC	163,985	165,207
	Inchcape PLC	2,459,460	21,520,703
*	J D Wetherspoon PLC	525,236	5,350,045
*	Joules Group PLC	3,586	2,625

0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Lookers PLC	1,420,953	$1,715,530
*	Marston’s PLC	5,007,713	5,336,560
*	Mitchells & Butlers PLC	2,091,290	6,396,824
	MJ Gleeson PLC	240,572	1,858,770
*	Motorpoint group PLC	51,520	189,870
# *	N Brown Group PLC	948,958	372,683
* Ω	On the Beach Group PLC	826,273	2,539,547
*	Pendragon PLC	3,945,379	1,453,026
	Pets at Home Group PLC	3,183,397	15,038,446
*	Photo-Me International PLC	1,529,544	1,429,910
*	Playtech PLC	1,947,421	15,106,715
*	PPHE Hotel Group Ltd.	14,433	275,199
*	Rank Group PLC	1,027,396	1,806,372
	Redrow PLC	1,608,116	11,001,073
*	Restaurant Group PLC	1,215,418	972,097
	Smiths News PLC	23,379	10,490
*	Sportech PLC	170,201	78,061
*	SSP Group PLC	2,810,065	8,334,807
#	Studio Retail Group PLC	220,669	333,364
*	Superdry PLC	358,232	752,042
*	Ted Baker PLC	283,991	478,980
Ω	TI Fluid Systems PLC	282,490	705,511
	Topps Tiles PLC	786,772	576,664
	Vertu Motors PLC	1,149,599	976,899
	Vistry Group PLC	1,049,768	12,916,555
	Vitec Group PLC	212,668	3,759,503
Ω	Vivo Energy PLC	564,005	1,007,216
* Ω	Watches of Switzerland Group PLC	209,112	3,107,531
*	WH Smith PLC	129,008	2,409,583
	Wickes Group PLC	2,017,063	4,860,479
	Young & Co’s Brewery PLC, Class A	2,737	50,694

TOTAL CONSUMER DISCRETIONARY			270,249,214

CONSUMER STAPLES — (7.7%)
	AG Barr PLC	726,615	5,085,710
	Anglo-Eastern Plantations PLC	122,466	1,227,523
Ω	Bakkavor Group PLC	110,157	162,636
	Britvic PLC	1,697,187	17,932,062
*	C&C Group PLC	1,652,308	4,241,134
	Carr’s Group PLC	349,511	700,811
	Cranswick PLC	368,799	17,023,203
	Devro PLC	1,338,335	3,658,987
	Fevertree Drinks PLC	644,091	15,038,780
*	Greencore Group PLC	4,153,904	6,994,182
	Hilton Food Group PLC	322,001	5,221,989
*	Marks & Spencer Group PLC	5,720,589	11,546,198
*	McBride PLC	895,746	500,035
# *	Naked Wines PLC	26,543	125,040
#	Nichols PLC	2,884	51,818
	Premier Foods PLC	4,679,333	6,989,321
	PZ Cussons PLC	1,709,954	4,378,025
	Tate & Lyle PLC	2,311,065	22,154,141

TOTAL CONSUMER STAPLES			123,031,595

1

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (3.3%)
# *	Capricorn Energy PLC	4,040,365	$11,665,967
	Diversified Energy Co. PLC	2,668,159	4,153,954
*	Energean PLC	272,497	4,242,586
*	EnQuest PLC	12,365,979	4,944,244
	Genel Energy PLC	814,940	1,976,455
	Gulf Keystone Petroleum Ltd.	1,529,511	4,755,254
	Hunting PLC	828,220	3,247,504
*	John Wood Group PLC	3,708,282	7,821,268
*	Lamprell PLC	1,293,820	493,264
*	Pantheon Resources PLC	48,702	74,735
*	Petrofac Ltd.	2,192,330	2,987,053
*	Pharos Energy PLC	1,027,575	367,766
*	Savannah Energy PLC	108,497	39,955
	Serica Energy PLC	581,564	3,026,147
*	Tullow Oil PLC	4,797,134	3,354,001

TOTAL ENERGY			53,150,153

FINANCIALS — (18.3%)
	AJ Bell PLC	570,952	2,267,829
# *	Allied Minds PLC	211,640	56,657
	Ashmore Group PLC	2,404,758	7,303,775
	Bank of Georgia Group PLC	285,869	4,454,241
	Beazley PLC	3,339,570	18,362,555
	Brewin Dolphin Holdings PLC	2,271,334	15,239,807
	Brooks Macdonald Group PLC	628	21,583
	Burford Capital Ltd.	852,412	7,767,027
	Chesnara PLC	863,650	3,423,186
	Close Brothers Group PLC	944,961	14,709,241
Ω	CMC Markets PLC	868,772	2,881,223
* Ω	Funding Circle Holdings PLC	104,248	100,625
*	Georgia Capital PLC	20,675	170,223
	Hiscox Ltd.	1,601,914	20,657,908
	IG Group Holdings PLC	1,714,135	18,411,035
	Impax Asset Management Group PLC	171,877	2,211,376
	IntegraFin Holdings PLC	452,878	2,503,664
	International Personal Finance PLC	828,317	1,117,057
	Investec PLC	1,348,593	8,888,150
	IP Group PLC	6,511,353	7,602,224
Ω	JTC PLC	131,183	1,450,575
	Jupiter Fund Management PLC	3,068,266	8,299,257
*	Just Group PLC	7,231,623	8,307,079
	Lancashire Holdings Ltd.	1,472,663	8,303,834
	Liontrust Asset Management PLC	86,946	1,444,494
	Man Group PLC	9,589,402	29,263,298
*	Metro Bank PLC	150,025	175,711
	Mortgage Advice Bureau Holdings Ltd.	2,530	38,027
	Ninety One PLC	872,636	2,921,392
	Numis Corp. PLC	300,713	1,006,841
	OSB Group PLC	1,561,641	11,566,815
	Paragon Banking Group PLC	1,965,053	12,856,115
	Plus500 Ltd.	505,398	9,325,493
	Polar Capital Holdings PLC	218,605	1,781,821
*	Provident Financial PLC	1,632,928	6,559,459
Ω	Quilter PLC	10,158,967	18,966,680
	Rathbones Group PLC	359,843	9,337,269

2

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Record PLC	18,948	$17,527
	River & Mercantile Group PLC	10,512	36,421
#	S&U PLC	28,532	905,820
Ω	Sabre Insurance Group PLC	270,068	820,211
*	Saga PLC	631,879	1,920,802
	TBC Bank Group PLC	57,458	827,385
	TP ICAP Group PLC	3,563,740	6,934,775
	Virgin Money UK PLC	5,824,590	12,958,414
* ††	Waterloo Investment Holdings Ltd.	4,000	0
	Waterloo Investment Holdings, Ltd.	0	0

TOTAL FINANCIALS			294,174,901

HEALTH CARE — (3.5%)
*	4d pharma PLC	42,478	26,299
	Advanced Medical Solutions Group PLC	449,515	1,744,645
	Alliance Pharma PLC	1,986,783	3,007,696
	CareTech Holdings PLC	308,517	2,800,301
*	Circassia Group PLC	202,629	96,102
	Clinigen Group PLC	47,643	577,010
	CVS Group PLC	434,513	10,186,729
	EKF Diagnostics Holdings PLC	79,384	44,969
	EMIS Group PLC	331,668	5,791,010
*	Ergomed PLC	7,201	127,269
	Genus PLC	3,226	118,901
*	Indivior PLC	3,627,640	13,305,407
Ω	Integrated Diagnostics Holdings PLC	1,249,693	1,488,032
*	Mediclinic International PLC	2,400,508	11,169,648
*	Oxford Biomedica PLC	58,695	519,619
*	PureTech Health PLC	207,779	540,520
* Ω	Spire Healthcare Group PLC	1,728,104	5,515,144

TOTAL HEALTH CARE			57,059,301

INDUSTRIALS — (24.5%)
#	Air Partner PLC	253,425	414,085
	Avon Protection PLC	174,981	2,986,435
*	Babcock International Group PLC	2,860,533	12,145,607
	Balfour Beatty PLC	3,601,772	12,136,983
	Begbies Traynor Group PLC	44,955	68,357
Ω	Biffa PLC	1,455,830	6,070,625
	Bodycote PLC	1,234,838	10,196,359
	Braemar Shipping Services PLC	91,109	273,382
	Chemring Group PLC	1,911,985	8,127,653
	Clarkson PLC	214,418	10,361,004
	Clipper Logistics PLC	224,285	2,594,155
*	Costain Group PLC	237,261	122,949
*	De La Rue PLC	498,978	707,573
# *	Dialight PLC	89,929	427,720
	Diploma PLC	544,376	18,688,849
	DiscoverIE Group PLC	602,449	6,180,316
# *	Esken Ltd.	1,707,178	246,784
# *	Firstgroup PLC	2,190,763	3,190,000
	Galliford Try Holdings PLC	554,808	1,288,108
	Genuit Group PLC	1,481,614	9,502,335
*	Go-Ahead Group PLC	275,431	2,965,746
	Goodwin PLC	383	17,041

3

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Grafton Group PLC	1,537,203	$19,664,152
	Hays PLC	9,077,084	14,535,213
	HomeServe PLC	273,674	3,019,622
	IMI PLC	311,072	5,538,333
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	243,061	1,100,334
	James Halstead PLC	19,038	57,792
*	JET2 PLC	701,174	10,521,438
*	John Menzies PLC	177,075	1,380,797
*	Johnson Service Group PLC	349,061	538,446
	Keller Group PLC	426,199	4,652,898
*	Kier Group PLC	1,572,493	1,752,577
Ω	Luceco PLC	278,939	747,254
	Mears Group PLC	696,620	1,877,073
*	Meggitt PLC	2,411,365	23,996,607
	Mitie Group PLC	7,137,464	5,121,306
	Morgan Advanced Materials PLC	1,903,123	7,715,556
	Morgan Sindall Group PLC	256,602	8,079,486
*	National Express Group PLC	2,995,020	9,147,134
	Norcros PLC	134,719	455,699
	Pagegroup PLC	2,011,469	12,958,728
	Porvair PLC	18,060	149,665
	QinetiQ Group PLC	3,372,039	13,400,160
	Redde Northgate PLC	1,414,810	8,007,313
	Renew Holdings PLC	57,690	514,339
*	Renewi PLC	573,673	4,972,871
	Ricardo PLC	297,351	1,532,986
	Robert Walters PLC	396,868	3,640,222
	Rotork PLC	5,001,831	21,297,919
	RPS Group PLC	982,233	1,349,949
	RWS Holdings PLC	14,302	69,413
*	Senior PLC	2,330,880	3,892,256
	Serco Group PLC	2,248,542	4,233,269
	Severfield PLC	1,090,941	959,881
*	SIG PLC	4,192,576	2,373,572
	Smart Metering Systems PLC	466,021	4,814,506
	Speedy Hire PLC	3,226,082	2,283,479
*	Stagecoach Group PLC	1,750,851	2,439,707
	SThree PLC	872,133	4,713,820
	TClarke PLC	64,836	124,634
	Travis Perkins PLC	1,122,242	18,097,006
	Trifast PLC	524,611	790,539
	Tyman PLC	968,246	4,021,466
	Ultra Electronics Holdings PLC	566,936	24,632,678
	Vesuvius PLC	1,467,248	6,561,274
	Volex PLC	449,901	1,561,995
	Volution Group PLC	673,862	3,678,313
	Vp PLC	153,784	1,692,431
	Wilmington PLC	334,384	1,135,698
	Wincanton PLC	649,186	3,292,832
	XP Power Ltd.	104,364	4,741,733

TOTAL INDUSTRIALS			392,548,437

4

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (7.7%)
	Bytes Technology Group PLC	351,603	$2,286,700
*	Capita PLC	11,072,752	3,012,040
*	CentralNic Group PLC	22,135	35,240
	Computacenter PLC	503,490	19,357,403
	dotdigital group PLC	423,932	460,857
# *	FD Technologies PLC	30,526	770,922
	FDM Group Holdings PLC	445,583	6,150,989
	GB Group PLC	167,768	1,207,929
	Gooch & Housego PLC	1,817	23,997
	IDOX PLC	140,149	115,604
#	iomart Group PLC	236,264	502,762
# *	IQE PLC	1,527,405	677,312
	Kainos Group PLC	485,776	8,422,584
	Keywords Studios PLC	92,537	3,175,877
*	Kin & Carta PLC	412,807	1,378,329
	Learning Technologies Group PLC	899,494	1,913,424
	Micro Focus International PLC	1,351,680	7,141,710
	NCC Group PLC	1,774,748	4,237,321
* Ω	Network International Holdings PLC	166,023	606,721
	Oxford Instruments PLC	390,735	10,770,417
	PayPoint PLC	455,934	3,474,156
	Renishaw PLC	49,666	2,506,944
	RM PLC	358,749	703,259
	Softcat PLC	643,755	14,353,329
	Spectris PLC	353,525	11,989,650
	Spirent Communications PLC	4,152,728	12,934,987
#	Strix Group PLC	112,138	297,953
* ††	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	2,911,982
*	Xaar PLC	524,926	1,774,011

TOTAL INFORMATION TECHNOLOGY			123,194,409

MATERIALS — (6.2%)
*	Accsys Technologies PLC	9,505	18,078
*	Aclara Resources, Inc.	244,826	142,961
	Anglo Pacific Group PLC	1,198,093	2,777,799
	Breedon Group PLC	1,487,178	1,583,984
	Castings PLC	172,368	677,418
	Centamin PLC	7,445,413	8,878,828
	Central Asia Metals PLC	678,104	2,108,624
*	Elementis PLC	3,398,485	5,261,139
	Essentra PLC	1,720,465	7,086,059
	Ferrexpo PLC	1,716,878	4,168,465
Ω	Forterra PLC	1,600,777	4,857,745
	Gem Diamonds Ltd.	413,552	306,247
	Hill & Smith Holdings PLC	554,006	10,662,871
	Hochschild Mining PLC	1,781,849	2,991,461
Ω	Ibstock PLC	2,896,646	6,648,098
	Marshalls PLC	1,395,877	12,405,470
	Pan African Resources PLC	2,595,774	761,978
*	Petra Diamonds Ltd.	17,532	26,602
	RHI Magnesita NV	127,640	4,050,389
*	SolGold PLC	885,998	419,432
	Synthomer PLC	2,182,281	8,719,899
	Treatt PLC	47,628	706,827
	Victrex PLC	561,817	13,429,963

5

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Zotefoams PLC	103,100	$445,835

TOTAL MATERIALS			99,136,172

REAL ESTATE — (3.7%)
	CLS Holdings PLC	584,213	1,531,370
	Foxtons Group PLC	1,224,286	689,780
	Grainger PLC	4,278,672	16,317,935
	Harworth Group PLC	5,025	11,741
	Helical PLC	816,328	4,378,408
*	IWG PLC	4,106,521	14,048,618
	LSL Property Services PLC	438,441	2,234,242
	Savills PLC	986,247	14,341,347
	Sirius Real Estate Ltd.	2,152,331	3,540,659
	Watkin Jones PLC	766,873	2,576,304

TOTAL REAL ESTATE			59,670,404

UTILITIES — (3.9%)
*	Centrica PLC	19,338,945	20,229,529
Ω	ContourGlobal PLC	142,157	355,287
	Drax Group PLC	2,521,289	25,928,010
	Pennon Group PLC	515,772	7,259,114
	Telecom Plus PLC	420,402	8,406,913

TOTAL UTILITIES			62,178,853

TOTAL COMMON STOCKS Cost ($1,420,512,597)			1,585,629,119

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	1,631,219	18,868,315

TOTAL INVESTMENTS — (100.0%)
(Cost $1,439,380,672)^^			$1,604,497,434

ADR American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

6

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of March 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$44,200	$51,191,480	—	$51,235,680
Consumer Discretionary	—	270,249,214	—	270,249,214
Consumer Staples	—	123,031,595	—	123,031,595
Energy	—	53,150,153	—	53,150,153
Financials	—	294,174,901	—	294,174,901
Health Care	—	57,059,301	—	57,059,301
Industrials	—	392,548,437	—	392,548,437
Information Technology	—	123,194,409	—	123,194,409
Materials	—	99,136,172	—	99,136,172
Real Estate	—	59,670,404	—	59,670,404
Utilities	—	62,178,853	—	62,178,853
Securities Lending Collateral	—	18,868,315	—	18,868,315

TOTAL	$44,200	$1,604,453,234	—	$1,604,497,434

7

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	83,141	$1,506,585
	ANDRITZ AG	444,676	20,536,819
	AT&S Austria Technologie & Systemtechnik AG	196,445	10,901,530
Ω	BAWAG Group AG	128,967	6,507,554
# *	DO & Co. AG	46,589	3,917,499
	EVN AG	241,985	6,238,161
*	FACC AG	144,102	1,271,188
*	Flughafen Wien AG	30,811	887,187
	Josef Manner & Comp AG	870	108,977
# *	Kapsch TrafficCom AG	29,728	468,597
# *	Lenzing AG	86,282	8,799,770
#	Mayr Melnhof Karton AG	56,392	10,053,394
	Oberbank AG	25,007	2,639,596
#	Oesterreichische Post AG	233,159	8,284,932
	Palfinger AG	102,246	2,554,424
#	POLYTEC Holding AG	109,361	806,099
*	Porr AG	100,602	1,313,333
#	Raiffeisen Bank International AG	95,986	1,362,717
#	Rosenbauer International AG	21,100	993,408
	S IMMO AG	346,922	8,490,638
*	Schoeller-Bleckmann Oilfield Equipment AG	69,387	3,731,493
#	Semperit AG Holding	71,506	1,802,590
	Strabag SE	106,594	4,276,513
	Telekom Austria AG	1,152,776	8,911,283
	UBM Development AG	21,002	958,224
	UNIQA Insurance Group AG	1,011,545	8,023,791
	Vienna Insurance Group AG Wiener Versicherung Gruppe	301,712	7,815,538
	voestalpine AG	565,063	16,814,133
	Wienerberger AG	675,803	20,406,301
	Zumtobel Group AG	155,917	1,263,252

TOTAL AUSTRIA			171,645,526

BELGIUM — (4.3%)
	Ackermans & van Haaren NV	173,849	32,392,066
*	AGFA-Gevaert NV	1,285,515	5,154,648
#	Atenor	22,537	1,459,661
	Banque Nationale de Belgique	87	167,180
	Barco NV	463,999	10,207,562
	Bekaert SA	254,892	9,973,451
# * Ω	Biocartis Group NV	227,423	549,088
# *	bpost SA	355,223	2,348,403
# *	Celyad Oncology SA	42,190	99,667
	Cie d’Entreprises CFE	49,898	7,007,737
#	Deceuninck NV	480,813	1,445,404
	D’ieteren Group	191,163	32,188,564
	Econocom Group SA/NV	727,792	3,224,116
	Elia Group SA	131,492	20,061,855
	Etablissements Franz Colruyt NV	92,593	3,832,827
#	Euronav NV	1,350,857	14,362,250
	EVS Broadcast Equipment SA	69,287	1,558,402
#	Exmar NV	145,690	953,609
	Fagron	299,623	5,459,032
*	Galapagos NV	160,271	9,957,939
	Gimv NV	120,857	7,270,559
*	Greenyard NV	2,890	25,722

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$1,862,483
	Ion Beam Applications	132,008	2,535,983
	Jensen-Group NV	20,961	734,861
*	Kinepolis Group NV	95,538	5,777,494
	Lotus Bakeries NV	1,965	10,269,412
*	MDxHealth SA	69,016	57,604
	Melexis NV	123,644	11,382,958
# *	Ontex Group NV	398,872	2,911,160
# *	Oxurion NV	128,049	217,271
*	Picanol	26,368	1,974,192
#	Proximus SADP	728,656	13,568,573
	Recticel SA	306,705	7,300,264
	Resilux	5,872	1,527,770
	Roularta Media Group NV	19,318	401,727
	Shurgard Self Storage SA	45,665	2,828,220
	Sipef NV	38,999	2,840,181
#	Telenet Group Holding NV	238,905	7,697,337
	TER Beke SA	3,661	436,755
*	Tessenderlo Group SA	205,166	7,418,584
	Van de Velde NV	47,376	2,019,122
	VGP NV	22,776	5,829,408
	Viohalco SA	498,361	2,444,865

TOTAL BELGIUM			261,735,966

CANADA — (0.0%)
*	International Petroleum Corp.	227,703	2,146,732

DENMARK — (5.2%)
	ALK-Abello AS	900,060	19,841,768
	Alm Brand AS	5,895,124	10,088,263
*	Asetek AS	19,672	75,172
# *	Bang & Olufsen AS	708,657	2,021,452
	BankNordik P/F	10,800	203,978
# *	Bavarian Nordic AS	457,322	11,540,306
# *	Better Collective AS	68,782	1,227,506
*	Brodrene Hartmann AS	16,148	681,284
#	cBrain AS	15,860	491,187
	Chemometec AS	61,292	7,445,212
#	Columbus AS	490,087	685,381
	D/S Norden AS	198,932	6,941,324
	Dfds AS	266,261	11,355,041
	Djurslands Bank AS	6,232	326,618
*	Drilling Co. of 1972 AS	95,675	5,230,615
	FLSmidth & Co. AS	307,596	8,030,271
	Fluegger Group AS	4,198	307,410
	GronlandsBANKEN AS	1,125	103,426
	H Lundbeck AS	226,689	5,223,146
*	H+H International AS, Class B	131,547	3,612,537
*	Harboes Bryggeri AS, Class B	5,094	58,168
# *	ISS AS	795,848	14,143,454
	Jeudan AS	38,980	1,595,551
*	Jyske Bank AS	449,441	24,429,153
	Lan & Spar Bank	4,895	466,859
	Matas AS	287,314	4,108,202
# Ω	Netcompany Group AS	41,094	2,708,128
*	Nilfisk Holding AS	154,895	4,637,832
*	NKT AS	286,087	12,909,898
# * Ω	NNIT AS	71,567	1,008,294
	North Media AS	5,372	66,200

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	NTG Nordic Transport Group AS, Class A	12,197	$736,999
*	Parken Sport & Entertainment AS	13,669	172,552
	Per Aarsleff Holding AS	133,444	5,169,402
	Ringkjoebing Landbobank AS	196,955	25,005,081
	Rockwool International AS, Class A	158	51,944
	Royal Unibrew AS	309,202	28,887,397
# *	RTX AS	54,444	1,402,282
Ω	Scandinavian Tobacco Group AS, Class A	446,371	9,518,148
	Schouw & Co. AS	95,121	8,209,596
#	SimCorp AS	260,559	19,106,923
	Solar AS, Class B	42,476	4,665,947
	SP Group AS	1,371	71,878
	Spar Nord Bank AS	606,502	7,987,535
	Sydbank AS	461,713	15,761,618
	TCM Group AS	2,578	48,215
# *	Tivoli AS	9,878	1,267,331
	Topdanmark AS	428,065	23,940,311
	UIE PLC	10,336	3,072,486
# *	Zealand Pharma AS	220,278	3,385,287

TOTAL DENMARK			320,024,568

FINLAND — (5.1%)
#	Aktia Bank Oyj	344,733	4,147,684
#	Alandsbanken Abp, Class B	23,036	942,971
	Alma Media Oyj	133,889	1,433,702
	Anora Group Oyj	16,685	162,093
#	Apetit Oyj	21,105	294,008
	Aspo Oyj	106,324	827,276
	Atria Oyj	98,413	1,134,217
# *	BasWare Oyj	54,715	1,294,501
#	Bittium Oyj	204,447	1,296,531
	Cargotec Oyj, Class B	279,474	10,615,649
#	Caverion Oyj	645,461	3,711,126
#	Citycon Oyj	452,512	3,425,371
	Digia Oyj	83,685	705,062
Ω	Enento Group Oyj	2,463	73,122
# *	Finnair Oyj	4,568,940	2,510,555
	Fiskars Oyj Abp	209,781	4,974,550
	Glaston Oyj Abp	9,217	9,691
#	Harvia Oyj	70,873	2,824,587
	HKScan Oyj, Class A	234,984	379,327
#	Huhtamaki Oyj	648,197	22,549,665
#	Ilkka-Yhtyma Oyj	58,887	298,598
#	Kamux Corp.	59,097	727,964
	Kemira Oyj	753,349	9,855,832
	Kojamo Oyj	578,003	13,888,412
	Konecranes Oyj	424,972	13,046,191
#	Lassila & Tikanoja Oyj	214,465	2,564,285
# *	Lehto Group Oyj	159,853	79,278
	Marimekko Oyj	1,286	107,871
	Metsa Board Oyj, Class B	1,207,445	12,224,838
	Metso Outotec Oyj	437,518	3,688,138
*	Multitude SE	39,731	159,376
#	Musti Group Oyj	63,219	1,667,459
	Neles Oyj	706,962	7,200,257
	Nokian Renkaat Oyj	827,219	13,425,589
	Olvi Oyj, Class A	99,753	3,919,314
*	Optomed Oy	1,075	7,144
	Oriola Oyj, Class A	6,054	12,845

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class B	880,807	$1,829,601
	Orion Oyj, Class A	143,951	6,519,229
	Orion Oyj, Class B	656,293	29,806,723
# *	Outokumpu Oyj	2,443,433	13,008,636
	Pihlajalinna Oyj	77,064	1,041,405
#	Ponsse Oyj	71,199	2,578,336
*	QT Group Oyj	84,479	11,668,458
	Raisio Oyj, Class V	985,362	2,906,948
	Rapala VMC Oyj	116,693	893,148
#	Raute Oyj, Class A	1,817	34,640
	Revenio Group Oyj	138,898	7,277,189
# Ω	Rovio Entertainment Oyj	29,942	250,498
	Sanoma Oyj	722,281	10,215,317
	Taaleri Oyj	8,120	126,492
	Talenom Oyj	7,120	77,040
	Teleste Oyj	52,966	281,927
Ω	Terveystalo Oyj	115,077	1,425,809
#	TietoEVRY Oyj	536,309	14,274,455
	Tokmanni Group Corp.	352,006	5,830,668
	Uponor Oyj	388,285	7,867,205
	Vaisala Oyj, Class A	123,353	5,875,739
#	Valmet Oyj	907,722	28,174,277
#	Verkkokauppa.com Oyj	13,945	74,114
# *	Viking Line Abp	11,073	147,809
#	Wartsila OYJ Abp	646,997	5,907,640
*	WithSecure Oyj	712,003	3,583,627
#	YIT Oyj	1,201,267	4,539,111

TOTAL FINLAND			312,401,120

FRANCE — (10.3%)
	ABC arbitrage	169,704	1,394,384
*	Akka Technologies	51,272	2,776,330
	AKWEL	68,408	1,509,572
	Albioma SA	190,542	9,244,071
# Ω	ALD SA	58,569	778,654
#	Altamir	136,094	3,969,461
	Alten SA	144,806	21,855,134
*	Amplitude Surgical SAS	19,526	55,456
	Assystem SA	60,928	2,862,797
	Atos SE	337,963	9,228,587
	Aubay	49,566	3,285,100
#	Axway Software SA	38,973	725,033
#	Bastide le Confort Medical	18,680	833,091
*	Beneteau SA	251,906	3,943,977
#	Bigben Interactive	96,926	1,588,317
	Boiron SA	37,981	1,622,454
	Bonduelle SCA	107,479	1,960,730
* ††	Bourbon Corp.	28,851	0
	Burelle SA	833	547,545
# *	Casino Guichard Perrachon SA	269,379	4,959,583
	Catana Group	16,846	170,631
# *	Catering International Services	12,144	145,559
# *	Cegedim SA	45,178	1,269,700
*	CGG SA	5,419,513	6,116,794
	Chargeurs SA	144,516	3,246,308
*	Cie des Alpes	137,830	2,040,440
	Cie Plastic Omnium SA	408,687	7,420,067
# *	Claranova SE	66,462	304,148
*	Coface SA	754,461	9,085,485

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	DBV Technologies SA	1,382	$4,531
#	Derichebourg SA	729,966	7,607,067
*	Ekinops SAS	5,333	40,795
	Electricite de Strasbourg SA	21,112	2,484,346
* Ω	Elior Group SA	767,831	2,573,977
*	Elis SA	1,241,126	18,288,318
*	Eramet SA	77,635	12,675,663
*	Esso SA Francaise	4,117	130,902
*	Etablissements Maurel et Prom SA	322,113	1,426,794
	Eurazeo SE	41,394	3,480,135
#	Eutelsat Communications SA	1,408,273	15,297,904
#	Exel Industries, Class A	10,459	854,482
#	Faurecia SE	784,980	20,416,356
	Fnac Darty SA	134,089	6,874,295
*	Gaumont SA	10,715	1,235,385
	Gaztransport Et Technigaz SA	153,092	17,105,004
#	GEA	2,433	250,546
# *	GL Events	58,364	1,073,506
	Groupe Crit	22,187	1,621,930
#	Groupe Gorge SA	4,320	89,494
	Groupe SFPI	21,754	71,820
	Guerbet	44,662	1,306,623
	Guillemot Corp.	2,527	40,887
*	Haulotte Group SA	73,020	333,093
	HEXAOM	15,908	544,922
*	ID Logistics Group	14,970	5,337,513
	Imerys SA	230,565	9,892,169
	Infotel SA	637	38,012
*	Innate Pharma SA	15,558	52,867
	Ipsen SA	1,135	142,073
	IPSOS	290,780	14,474,237
	Jacquet Metals SACA	92,255	1,994,110
*	JCDecaux SA	249,325	5,892,576
	Kaufman & Broad SA	123,411	4,087,324
	Korian SA	488,212	11,301,858
*	Lagardere SA	327,956	9,181,919
	Laurent-Perrier	13,890	1,472,433
	Lectra	182,425	8,670,283
	Linedata Services	15,704	724,049
	LISI	119,285	2,851,930
#	LNA Sante SA	33,206	1,358,970
Ω	Maisons du Monde SA	280,575	5,393,560
	Manitou BF SA	69,984	1,954,004
#	Manutan International	15,102	1,126,720
	Mersen SA	124,320	4,600,729
	Metropole Television SA	251,440	4,959,145
# *	Nacon SA	19,382	116,572
* Ω	Neoen SA	19,798	841,068
	Nexans SA	200,218	18,736,472
	Nexity SA	315,114	11,093,652
# *	Nicox	145,865	315,240
	NRJ Group	87,189	631,240
#	Oeneo SA	128,172	1,915,030
*	OL Groupe SA	10,735	23,231
#	Onxeo SA	48,958	19,346
	Orpea SA	45,620	1,979,622
	Pharmagest Interactive	5,798	554,254
#	Plastiques Du Val De Loire	14,341	93,700
*	Prodways Group SA	6,480	19,397

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Quadient SA	235,020	$4,411,499
# *	Rallye SA	17,941	70,075
# * ††	Recylex SA	102,008	39,101
	Rexel SA	1,938,324	41,378,988
	Robertet SA	2,898	2,821,745
	Rothschild & Co.	133,456	5,277,099
	Rubis SCA	585,367	17,205,613
#	Samse SA	7,930	1,857,231
	Savencia SA	35,032	2,359,334
	SCOR SE	639,248	20,555,287
	Seche Environnement SA	19,700	1,542,674
	SES SA	1,477,981	13,497,248
* Ω	SMCP SA	68,883	523,807
#	Societe BIC SA	177,288	8,957,133
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,788	2,729,696
#	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	168,720
	Societe pour l’Informatique Industrielle	53,215	2,642,355
*	SOITEC	135,169	25,355,475
# *	Solocal Group	681,417	908,284
	Somfy SA	88,911	14,342,260
	Sopra Steria Group SACA	119,777	22,187,158
	SPIE SA	875,309	20,703,089
# * Ω	SRP Groupe SA	56,827	78,653
	Stef SA	25,714	2,848,380
	Sword Group	36,664	1,978,736
#	Synergie SE	67,143	2,831,845
*	Technip Energies NV	139,764	1,704,306
#	Television Francaise 1	409,975	3,975,667
#	TFF Group	9,347	322,461
	Thermador Groupe	37,127	3,889,406
#	Tikehau Capital SCA	19,757	529,592
	Totalenergies EP Gabon	4,026	787,544
	Trigano SA	63,127	9,193,183
*	Ubisoft Entertainment SA	88,803	3,902,253
#	Union Financiere de France BQE SA	18,515	388,776
	Valeo	358,478	6,621,430
*	Vallourec SA	467,770	5,983,962
Ω	Verallia SA	98,931	2,355,590
*	Verimatrix SA	6,175	7,468
	Vetoquinol SA	16,919	2,482,214
#	Vicat SA	139,019	4,711,665
	VIEL & Cie SA	156,945	1,027,759
	Vilmorin & Cie SA	35,845	1,749,981
	Virbac SA	27,549	11,013,364
*	Vranken-Pommery Monopole SA	16,787	331,092
	Wavestone	6,292	319,398
* Ω	X-Fab Silicon Foundries SE	154,440	1,186,281
*	Xilam Animation SA	415	16,628

TOTAL FRANCE			630,384,993

GERMANY — (14.5%)
	1&1 AG	242,521	5,426,547
	7C Solarparken AG	57,433	281,280
	Aareal Bank AG	523,741	16,462,155
	Adesso SE	5,490	1,123,771
Ω	ADLER Group SA	685	9,061
# *	ADVA Optical Networking SE	394,342	5,963,929
	AIXTRON SE	365,221	7,965,902
	All for One Group SE	4,503	328,505

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Allgeier SE	55,270	$2,750,773
	Amadeus Fire AG	6,560	1,045,033
	Atoss Software AG	15,711	3,099,313
	Aurubis AG	293,633	34,954,530
	Basler AG	36,052	3,959,875
# *	Bauer AG	99,166	1,009,096
	BayWa AG	105,190	4,917,098
	BayWa AG	124	9,504
	Bechtle AG	13,254	746,203
Ω	Befesa SA	36,917	2,901,448
	Bertrandt AG	38,940	1,903,506
#	bet-at-home.com AG	22,014	379,682
# *	Bijou Brigitte AG	23,422	631,399
	Bilfinger SE	207,655	7,885,896
# *	Borussia Dortmund GmbH & Co. KGaA	672,687	2,996,324
	CANCOM SE	253,696	15,808,331
#	CECONOMY AG	1,178,129	4,439,895
	CENIT AG	54,144	774,085
	Cewe Stiftung & Co. KGAA	45,666	4,601,287
*	Commerzbank AG	1,908,438	14,502,041
	CompuGroup Medical SE & Co. KgaA	198,103	12,071,334
# *	Corestate Capital Holding SA	89,069	830,496
	CropEnergies AG	181,742	2,393,218
*	CTS Eventim AG & Co. KGaA	12,009	815,618
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	726,846
	Dermapharm Holding SE	77,603	4,934,213
	Deutsche Beteiligungs AG	115,972	3,670,774
#	Deutsche EuroShop AG	336,489	6,200,534
Ω	Deutsche Pfandbriefbank AG	1,147,894	13,937,830
*	Deutz AG	1,035,783	5,346,509
	DIC Asset AG	384,889	6,148,137
	DMG Mori AG	6,842	316,157
	Dr Hoenle AG	35,520	1,288,625
	Draegerwerk AG & Co. KGaA	20,476	1,102,921
	Duerr AG	397,547	11,729,110
	Eckert & Ziegler Strahlen- und Medizintechnik AG	120,190	7,663,599
*	EDAG Engineering Group AG	51,353	701,069
	Elmos Semiconductor SE	3,179	183,682
*	ElringKlinger AG	214,682	2,030,969
#	Encavis AG	423,224	8,824,266
	Energiekontor AG	9,213	886,226
	Fabasoft AG	509	12,283
	Fielmann AG	147,871	8,052,567
	First Sensor AG	2,122	114,473
# *	flatexDEGIRO AG	38,179	768,461
*	Francotyp-Postalia Holding AG, Class A	18,321	54,514
# *	Fraport AG Frankfurt Airport Services Worldwide	165,496	9,174,003
	Freenet AG	1,033,574	27,659,453
	Fuchs Petrolub SE	110,216	3,133,183
	GEA Group AG	742,082	30,415,954
	Gerresheimer AG	247,359	18,068,838
*	Gesco AG	55,404	1,463,867
	GFT Technologies SE	170,750	7,785,483
# *	Global Fashion Group SA	76,275	141,534
	Grand City Properties SA	789,216	15,765,861
#	GRENKE AG	6,713	186,498
*	H&R GmbH & Co. KGaA	71,674	491,183
	Hamburger Hafen und Logistik AG	191,371	3,404,121
	Hawesko Holding AG	313	16,903

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
# *	Heidelberger Druckmaschinen AG	1,884,249	$4,923,932
	Hensoldt AG	2,025	58,959
*	Highlight Communications AG	98,406	415,772
	Hornbach Holding AG & Co. KGaA	54,883	6,918,275
	Hugo Boss AG	449,115	25,910,344
*	Hypoport SE	6,760	2,551,801
	Indus Holding AG	138,578	4,110,332
Ω	Instone Real Estate Group SE	36,903	690,926
	IVU Traffic Technologies AG	60,374	1,249,935
	Jenoptik AG	413,736	12,448,008
Ω	JOST Werke AG	7,084	285,316
*	K+S AG	1,510,444	45,443,997
*	Kloeckner & Co. SE	521,683	7,020,901
*	Koenig & Bauer AG	97,502	2,254,202
	Krones AG	114,103	9,477,431
	KSB SE & Co. KGaA	3,293	1,589,131
	KWS Saat SE & Co. KGaA	83,735	6,067,763
	Lanxess AG	588,462	25,832,381
	Leifheit AG	60,643	1,783,414
# *	Leoni AG	215,274	2,177,790
# *	Manz AG	28,275	1,233,055
*	Mediclin AG	86,554	338,762
# *	Medigene AG	116,971	418,075
*	METRO AG	669,522	5,934,190
	MLP SE	440,536	3,531,561
*	Nagarro SE	61,856	9,766,602
	New Work SE	20,199	4,112,745
	Nexus AG	97,632	5,817,937
# *	Nordex SE	697,405	12,077,133
	Norma Group SE	231,400	6,644,436
	OHB SE	37,995	1,546,993
	Patrizia AG	348,340	6,552,002
	Pfeiffer Vacuum Technology AG	48,041	9,175,612
	PNE AG	491,579	5,687,499
*	Progress-Werk Oberkirch AG	8,558	291,831
	ProSiebenSat.1 Media SE	1,363,524	17,368,156
	PSI Software AG	68,616	2,935,200
*	PVA TePla AG	82,910	2,410,705
*	q.beyond AG	785,304	1,439,817
*	R Stahl AG	14,952	243,610
	Rheinmetall AG	298,833	63,163,897
#	S&T AG	346,499	6,474,709
*	SAF-Holland SE	345,326	2,905,400
# *	Salzgitter AG	270,003	12,511,211
	Schloss Wachenheim AG	6,929	147,597
# Ω	Scout24 SE	131,236	7,482,039
	Secunet Security Networks AG	7,965	3,682,610
*	SGL Carbon SE	334,832	2,079,836
	Siltronic AG	146,283	15,030,757
*	Sixt SE	99,016	13,341,858
#	SMA Solar Technology AG	59,742	2,479,527
# *	SNP Schneider-Neureither & Partner SE	3,170	111,819
	Softing AG	14,914	100,751
	Software AG	396,237	13,698,952
	Stabilus SA	175,068	8,688,450
#	STRATEC SE	31,695	3,531,994
	Stroeer SE & Co. KGaA	199,898	13,794,774
	Suedzucker AG	529,489	6,813,821
# *	SUESS MicroTec SE	148,771	2,606,834

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Surteco Group SE	47,139	$1,562,688
	TAG Immobilien AG	1,009,676	22,862,941
	Takkt AG	250,308	4,531,280
# * Ω	TeamViewer AG	199,231	2,942,115
	Technotrans SE	46,673	1,175,146
*	thyssenkrupp AG	1,238,800	10,588,540
	Traffic Systems SE	36,351	1,468,325
	United Internet AG	9,465	324,821
# *	va-Q-tec AG	2,370	53,737
#	Varta AG	24,311	2,392,457
	VERBIO Vereinigte BioEnergie AG	173,398	13,337,889
*	Vitesco Technologies Group AG, Class A	2,318	91,955
*	Vivoryon Therapeutics NV	5,400	70,495
	Vossloh AG	76,106	3,165,360
	Wacker Chemie AG	42,927	7,306,120
	Wacker Neuson SE	227,890	5,080,732
	Washtec AG	85,407	4,517,035
# *	Westwing Group SE	41,567	512,243
	Wuestenrot & Wuerttembergische AG	117,007	2,353,985
	Zeal Network SE	53,966	2,149,863

TOTAL GERMANY			889,258,875

GREECE — (0.0%)
* ††	Alfa Alfa Energy SA	3,810	0
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.1%)
	AIB Group PLC	853,971	1,880,961
*	Bank of Ireland Group PLC	6,339,548	40,313,895
	Cairn Homes PLC	1,827,825	2,508,519
*	Dalata Hotel Group PLC	203,528	892,076
*	Datalex PLC	123,079	113,846
*	FBD Holdings PLC	142,812	1,598,716
	Glanbia PLC	1,139,597	13,123,906
* Ω	Glenveagh Properties PLC	760,423	986,367
*	Irish Continental Group PLC	820,853	3,523,127
*	Permanent TSB Group Holdings PLC	268,168	492,525

TOTAL IRELAND			65,433,938

ISRAEL — (4.1%)
	Adgar Investment & Development Ltd.	59,769	140,980
	Afcon Holdings Ltd.	3,064	214,884
	AFI Properties Ltd.	109,219	6,512,902
	Africa Israel Residences Ltd.	5,267	363,212
*	Airport City Ltd.	262,978	5,983,864
*	Albaad Massuot Yitzhak Ltd.	2,031	20,372
#	Allot Ltd.	189,485	1,611,464
# *	Alrov Properties & Lodgings Ltd.	49,832	3,355,229
	Arad Ltd.	22,989	344,939
#	Ashtrom Group Ltd.	196,741	5,808,918
	Atreyu Capital Markets Ltd.	4,320	92,935
#	AudioCodes Ltd.	39,625	995,330
	Aura Investments Ltd.	121,776	283,828
	Automatic Bank Services Ltd.	3,976	32,541
# *	Avgol Industries 1953 Ltd.	468,925	365,094
*	Azorim-Investment Development & Construction Co. Ltd.	575,905	3,176,168
# *	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	818,312
	Blue Square Real Estate Ltd.	37,333	3,191,568

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
# *	Brack Capital Properties NV	18,347	$3,034,587
# *	Brainsway Ltd.	17,217	73,771
	Camtek Ltd.	55,586	1,714,667
	Carasso Motors Ltd.	132,164	949,757
*	Cellcom Israel Ltd.	497,683	2,865,509
*	Ceragon Networks Ltd.	266,244	567,100
*	Clal Insurance Enterprises Holdings Ltd.	319,491	7,496,311
	Compugen Ltd.	113,943	380,588
	Danel Adir Yeoshua Ltd.	24,002	4,415,810
#	Delek Automotive Systems Ltd.	254,015	3,909,932
*	Delek Group Ltd.	49,000	7,093,704
	Delta Galil Industries Ltd.	75,453	5,150,787
	Dor Alon Energy in Israel 1988 Ltd.	17,201	657,007
	Duniec Brothers Ltd.	1,134	74,609
#	Electra Consumer Products 1970 Ltd.	50,037	2,959,966
	Electra Ltd.	11,587	8,621,027
	Electra Real Estate Ltd.	35,882	680,483
#	Ellomay Capital Ltd.	2,597	68,249
	Energix-Renewable Energies Ltd.	299,897	1,144,514
# *	Enlight Renewable Energy Ltd.	3,383,121	7,921,726
*	Equital Ltd.	117,510	4,988,227
*	Evogene Ltd.	139	180
# *	Fattal Holdings 1998 Ltd.	9,090	1,301,826
	FMS Enterprises Migun Ltd.	19,186	702,807
	Formula Systems 1985 Ltd.	63,943	6,402,760
	Formula Systems 1985 Ltd., Sponsored ADR	640	62,739
#	Fox Wizel Ltd.	59,658	9,537,887
	Gav-Yam Lands Corp. Ltd.	423,939	4,983,594
*	Gilat Satellite Networks Ltd.	236,247	2,078,437
	Harel Insurance Investments & Financial Services Ltd.	747,052	9,109,892
	Hilan Ltd.	106,788	6,593,238
	IDI Insurance Co. Ltd.	46,650	1,583,461
	IES Holdings Ltd.	322	32,864
	Ilex Medical Ltd.	2,597	121,046
#	Infinya Ltd.	21,885	1,842,206
	Inrom Construction Industries Ltd.	359,755	1,674,369
#	Isracard Ltd.	113,117	557,933
	Israel Canada T.R Ltd.	207,637	1,133,426
#	Israel Land Development - Urban Renewal Ltd.	56,725	915,760
	Isras Investment Co. Ltd.	5,893	1,470,188
# *	Issta Lines Ltd.	14,463	525,248
# *	Kamada Ltd.	212,977	1,184,381
	Kenon Holdings Ltd.	138,521	9,112,807
	Kerur Holdings Ltd.	33,018	877,712
	Klil Industries Ltd.	5,696	495,487
	M Yochananof & Sons Ltd.	1,503	98,681
	Magic Software Enterprises Ltd.	152,541	2,670,813
	Malam - Team Ltd.	8,734	258,637
	Matrix IT Ltd.	233,856	6,095,573
#	Maytronics Ltd.	188,181	3,671,679
#	Mediterranean Towers Ltd.	434,044	1,469,674
#	Mega Or Holdings Ltd.	82,559	3,233,606
*	Mehadrin Ltd.	1,666	95,351
#	Meitav Dash Investments Ltd.	132,413	716,260
	Menora Mivtachim Holdings Ltd.	186,995	4,614,505
	Migdal Insurance & Financial Holdings Ltd.	2,643,267	4,712,223
	Mivtach Shamir Holdings Ltd.	27,751	935,639
	Mizrahi Tefahot Bank Ltd.	1	41
# *	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,960,393

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Nawi Brothers Ltd.	65,742	$632,703
*	Neto Malinda Trading Ltd.	3,035	147,619
	Neto ME Holdings Ltd.	10,872	768,932
*	Nova Ltd.	73,539	7,924,163
	Novolog Ltd.	121,173	117,385
*	NR Spuntech Industries Ltd.	76,176	141,369
*	Oil Refineries Ltd.	12,221,339	4,849,747
#	One Software Technologies Ltd.	39,331	681,212
# *	OPC Energy Ltd.	120,258	1,368,946
# *	Partner Communications Co. Ltd.	847,565	7,020,434
*	Paz Oil Co. Ltd.	61,942	9,086,583
	Perion Network Ltd.	92,480	2,099,942
	Plasson Industries Ltd.	21,191	1,301,819
	Prashkovsky Investments & Construction Ltd.	3,665	176,816
*	Priortech Ltd.	4,026	121,794
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	4,167,121
	Scope Metals Group Ltd.	47,147	2,393,553
*	Shikun & Binui Ltd.	15,672	93,869
	Shufersal Ltd.	465,772	4,212,329
*	Summit Real Estate Holdings Ltd.	222,691	5,085,366
	Suny Cellular Communication Ltd.	312,529	176,107
	Tadiran Group Ltd.	16,616	2,696,543
	Tel Aviv Stock Exchange Ltd.	21,464	109,919
*	Tera Light Ltd.	179,922	400,491
	Tiv Taam Holdings 1 Ltd.	21,439	59,704
#	Victory Supermarket Chain Ltd.	4,357	80,190
	YH Dimri Construction & Development Ltd.	17,715	1,640,459

TOTAL ISRAEL			248,469,309

ITALY — (7.9%)
	A2A SpA	11,448,108	19,607,989
	ACEA SpA	386,216	7,091,426
*	Aeffe SpA	177,250	377,554
Ω	Anima Holding SpA	2,243,344	10,008,731
*	Aquafil SpA	83,333	604,925
*	Arnoldo Mondadori Editore SpA	1,084,460	2,391,233
	Ascopiave SpA	477,634	1,810,386
	Autostrade Meridionali SpA	3,917	169,207
	Avio SpA	110,432	1,295,213
	Azimut Holding SpA	850,578	19,719,433
#	Banca Generali SpA	479,643	17,746,841
	Banca IFIS SpA	245,110	5,011,582
	Banca Mediolanum SpA	558,113	4,742,593
*	Banca Monte dei Paschi di Siena SpA	213,039	218,604
	Banca Popolare di Sondrio SPA	3,233,196	13,204,272
#	Banca Profilo SpA	1,711,765	417,873
# Ω	Banca Sistema SpA	414,926	928,929
#	Banco BPM SpA	10,639,647	31,340,758
	Banco di Desio e della Brianza SpA	241,954	818,269
	Be Shaping The Future SpA	533,191	1,921,157
Ω	BFF Bank SpA	938,611	6,967,368
# *	Biesse SpA	11,036	199,153
	BPER Banca	7,414,242	12,931,361
	Brembo SpA	848,746	9,448,739
*	Brunello Cucinelli SpA	249,424	14,510,491
	Buzzi Unicem SpA	653,193	12,087,452
	Cairo Communication SpA	576,511	1,428,114
Ω	Carel Industries SpA	23,432	598,120
	Cementir Holding NV	355,007	2,678,967

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
# *	CIR SpA-Compagnie Industriali	2,318,947	$1,043,786
	Credito Emiliano SpA	616,798	4,055,145
# *	d’Amico International Shipping SA	1,821,713	222,782
	Danieli & C Officine Meccaniche SpA	79,588	1,264,303
#	Danieli & C Officine Meccaniche SpA	102,606	2,237,538
	De’ Longhi SpA	398,689	10,785,069
	DeA Capital SpA	697,876	1,044,356
#	Digital Bros SpA	37,586	1,066,304
Ω	doValue SpA	37,076	312,184
*	Elica SpA	166,709	582,196
	Emak SpA	565,182	877,383
* Ω	Enav SpA	327,231	1,509,027
	ERG SpA	398,505	13,215,610
	Esprinet SpA	258,287	2,724,511
*	Eurotech SpA	207,209	873,073
	Fila SpA	142,640	1,477,966
# *	Fincantieri SpA	3,504,948	2,411,175
# * ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	833,952
	Gefran SpA	35,925	395,403
# *	Geox SpA	356,231	350,962
	GPI SpA	12,436	192,765
	Gruppo MutuiOnline SpA	172,390	6,143,371
	Hera SpA	5,756,195	21,206,693
*	Illimity Bank SpA	182,774	2,380,901
# *	IMMSI SpA	1,372,199	671,909
*	Intek Group SpA	1,885,608	1,101,214
	Iren SpA	4,720,306	12,504,750
	Italgas SpA	3,601,793	23,107,162
	Italmobiliare SpA	76,857	2,453,544
*	IVS Group SA	58,424	313,031
# *	Juventus Football Club SpA	5,695,740	2,061,627
	La Doria SpA	97,056	1,765,566
*	Leonardo SpA	2,713,884	26,968,331
	LU-VE SpA	5,064	108,915
#	Maire Tecnimont SpA	1,278,625	4,399,830
# * ††	Mariella Burani Fashion Group SpA	22,744	0
# *	MFE-MediaForEurope NV, Class A	3,502,151	2,455,227
#	MFE-MediaForEurope NV, Class B	3,502,151	4,049,970
*	Newlat Food SpA	12,794	86,368
	Openjobmetis SpA agenzia per il lavoro	63,025	791,213
	Orsero SpA	3,722	57,851
* Ω	OVS SpA	1,744,205	3,764,176
	Pharmanutra SpA	1,655	114,893
	Piaggio & C SpA	1,286,689	3,623,786
Ω	Pirelli & C SpA	2,578,872	13,992,960
# *	Prima Industrie SpA	32,067	600,815
Ω	RAI Way SpA	608,595	3,804,424
	Reply SpA	149,953	24,636,605
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	815,055
	Sabaf SpA	63,964	1,578,665
#	SAES Getters SpA	900	21,982
*	Safilo Group SpA	26,144	43,655
# *	Saipem SpA	3,496,778	4,407,699
# *	Salvatore Ferragamo SpA	133,303	2,510,737
	Sanlorenzo SpA/Ameglia	1,067	43,192
# *	Saras SpA	4,069,515	3,111,331
*	Servizi Italia SpA	26,961	54,323
	Sesa SpA	57,487	9,387,727

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Sogefi SpA	411,547	$393,367
	SOL SpA	220,103	4,005,385
	Tamburi Investment Partners SpA	860,785	8,510,047
# Ω	Technogym SpA	818,967	6,456,700
# *	Tesmec SpA	313,747	47,382
	Tinexta SpA	138,460	4,022,003
# *	Tiscali SpA	2,577,711	35,491
*	Tod’s SpA	77,488	3,469,250
	TXT e-solutions SpA	65,215	701,111
# Ω	Unieuro SpA	145,452	2,814,091
	Unipol Gruppo SpA	3,254,463	17,850,635
	UnipolSai Assicurazioni SpA	42,994	127,102
#	Webuild SpA	1,282,257	2,273,474
	Wiit SpA	16,791	553,232
	Zignago Vetro SpA	181,037	2,367,137

TOTAL ITALY			486,518,135

NETHERLANDS — (6.3%)
	Aalberts NV	700,503	36,304,451
*	Accell Group NV	132,989	8,422,103
*	AFC Ajax NV	13,955	196,272
# * Ω	Alfen Beheer BV	23,375	2,369,864
	AMG Advanced Metallurgical Group NV	197,518	8,486,087
*	Amsterdam Commodities NV	30,979	837,502
	APERAM SA	332,758	14,706,859
	Arcadis NV	537,656	24,157,020
	ASR Nederland NV	931,393	43,482,927
*	Avantium NV	1,640	9,218
Ω	B&S Group Sarl	10,048	78,732
# * Ω	Basic-Fit NV	285,595	12,704,268
#	BE Semiconductor Industries NV	405,420	34,559,333
# *	Beter Bed Holding NV	27,380	148,932
	Boskalis Westminster	574,120	20,558,188
	Brunel International NV	155,477	1,886,992
	Corbion NV	391,516	13,397,446
Ω	Flow Traders	225,384	7,650,616
#	ForFarmers NV	214,677	809,630
*	Fugro NV	504,793	6,042,452
	Heijmans NV	156,398	2,564,057
*	Hunter Douglas NV	3,727	711,402
	IMCD NV	20,927	3,569,986
* Ω	Intertrust NV	472,154	10,261,088
	Kendrion NV	97,269	2,091,054
*	Koninklijke BAM Groep NV	1,890,164	5,702,605
	Koninklijke Vopak NV	286,311	9,263,417
* Ω	Lucas Bols BV	23,064	273,750
	Nedap NV	33,400	2,362,764
*	OCI NV	554,235	19,566,961
	Ordina NV	637,656	3,271,601
# *	Pharming Group NV	273,983	240,445
#	PostNL NV	3,246,884	12,374,397
#	SBM Offshore NV	1,067,055	16,915,563
#	SIF Holding NV	34,182	444,830
Ω	Signify NV	676,182	31,454,213
*	Sligro Food Group NV	166,461	4,046,293
# * ††	SNS NV	705,718	0
#	TKH Group NV	277,136	15,471,580
# *	TomTom NV	464,278	4,317,212

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Van Lanschot Kempen NV	151,358	$4,027,944

TOTAL NETHERLANDS			385,740,054

NORWAY — (2.3%)
	2020 Bulkers Ltd.	59,850	818,637
	ABG Sundal Collier Holding ASA	2,462,689	2,380,976
# *	Akastor ASA	781,213	723,079
# *	Aker Solutions ASA	1,831,564	6,299,789
	American Shipping Co. ASA	236,690	870,208
*	ArcticZymes Technologies ASA	43,054	374,924
#	Arendals Fossekompani AS	2,250	104,242
	Atea ASA	363,472	5,431,116
# *	Atlantic Sapphire ASA	67,633	271,284
# *	Axactor SE	946,461	715,753
	B2Holding ASA	1,436,002	1,510,029
	Belships ASA	147,218	327,816
*	Bergenbio ASA	24,722	57,129
	Bonheur ASA	146,347	5,925,195
	Borregaard ASA	502,221	9,915,078
#	Bouvet ASA	24,914	197,402
*	BW Energy Ltd.	272,708	832,364
Ω	BW LPG Ltd.	648,398	4,423,317
	BW Offshore Ltd.	764,469	2,521,509
* Ω	Crayon Group Holding ASA	134,780	2,537,974
	DNO ASA	3,178,428	4,636,829
Ω	Europris ASA	1,174,434	7,532,068
Ω	Fjordkraft Holding ASA	51,884	197,866
	FLEX LNG Ltd.	215,511	5,970,217
# *	Frontline Ltd.	609,442	5,304,340
	Golden Ocean Group Ltd.	394,981	4,855,158
# *	Grieg Seafood ASA	344,872	4,684,012
*	Hafnia Ltd.	15,427	38,523
# *	Hexagon Composites ASA	701,410	2,517,849
	Hunter Group ASA	115,742	36,583
# *	IDEX Biometrics ASA	1,011,211	215,877
# Ω	Kid ASA	16,723	195,509
#	Kitron ASA	342,728	782,124
	Komplett Bank ASA	33,724	28,699
# *	Kongsberg Automotive ASA	4,858,900	1,387,272
# *	Magnora ASA	21,656	48,500
	Medistim ASA	977	29,160
	MPC Container Ships ASA	1,700,416	5,682,217
# Ω	Multiconsult ASA	2,534	40,457
*	Next Biometrics Group AS	167,317	117,249
# *	Nordic Nanovector ASA	376,386	637,954
* Ω	Norske Skog ASA	160,951	907,295
#	Norway Royal Salmon ASA	93,951	2,239,273
# *	Norwegian Energy Co. ASA	2,292	72,462
*	NRC Group ASA	19,066	42,467
*	Odfjell Drilling Ltd.	586,600	1,603,768
*	Odfjell SE, Class A	137,586	591,735
	Odfjell Technology Ltd.	97,767	225,320
Ω	Okeanis Eco Tankers Corp.	6,274	61,050
	Olav Thon Eiendomsselskap ASA	91,864	1,963,833
*	Otello Corp. ASA	2,772	8,524
	Pareto Bank ASA	21,180	157,570
# *	PGS ASA	2,078,421	688,557
# *	PhotoCure ASA	5,202	69,500
# * Ω	poLight ASA	920	17,693

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	438,078	$6,039,213
*	Q-Free ASA	32,883	29,291
# *	REC Silicon ASA	1,997,785	3,290,484
*	SATS ASA	57,235	117,402
Ω	Sbanken ASA	486,979	5,785,643
	Selvaag Bolig ASA	309,083	1,746,710
	Solstad Offshore ASA	11,058	21,619
	Sparebank 1 Oestlandet	10,418	165,276
	SpareBank 1 Sorost-Norge	1,788	12,503
	Stolt-Nielsen Ltd.	195,297	3,674,671
#	Subsea 7 SA	13,454	124,998
*	Tekna Holding AS	114	225
	TGS ASA	286,682	4,259,516
	Treasure ASA	316,195	567,643
*	Ultimovacs ASA	18,337	168,257
	Veidekke ASA	640,408	8,895,718
*	Volue ASA	168	853
*	Wallenius Wilhelmsen ASA	419,921	3,080,881
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,872,325
Ω	XXL ASA	787,885	999,400

TOTAL NORWAY			140,677,959

PORTUGAL — (0.8%)
	Altri SGPS SA	520,559	3,475,886
*	Banco Comercial Portugues SA, Class R	49,088,548	9,326,908
* ††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	103,321	1,145,203
#	CTT-Correios de Portugal SA	745,659	3,703,747
*	Greenvolt-Energias Renovaveis SA	9,769	80,329
*	Ibersol SGPS SA	52,494	331,269
# *	Mota-Engil SGPS SA	641,747	950,808
	Navigator Co. SA	1,798,509	6,695,239
	NOS SGPS SA	1,573,636	6,630,525
# *	Novabase SGPS SA	72,649	387,168
	REN - Redes Energeticas Nacionais SGPS SA	3,019,723	9,508,696
	Sonae SGPS SA	7,101,695	8,151,298

TOTAL PORTUGAL			50,387,076

SPAIN — (5.4%)
	Acciona SA	74,820	14,300,730
	Acerinox SA	1,064,577	11,660,589
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	24,946	637,282
	Alantra Partners SA	70,405	1,291,725
	Almirall SA	464,769	5,905,641
# *	Amper SA	6,472,211	1,781,450
	Applus Services SA	911,802	7,529,423
	Atresmedia Corp. de Medios de Comunicacion SA	541,919	2,288,832
	Azkoyen SA	67,253	406,925
#	Banco de Sabadell SA	38,038,371	31,083,230
	Bankinter SA	4,470,478	26,193,320
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
#	Cia de Distribucion Integral Logista Holdings SA	409,461	7,489,311
	CIE Automotive SA	394,470	8,989,099
#	Construcciones y Auxiliar de Ferrocarriles SA	129,981	4,283,991
# *	Deoleo SA	37,749	15,942
*	Distribuidora Internacional de Alimentacion SA	3,729,910	57,668
#	Ebro Foods SA	527,707	9,266,004

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	eDreams ODIGEO SA	427,530	$3,773,204
	Elecnor SA	200,108	2,421,147
#	Enagas SA	1,378,163	30,603,861
*	Ence Energia y Celulosa SA	979,259	3,443,415
*	Ercros SA	643,000	2,152,276
	Faes Farma SA	2,107,905	8,565,430
	Fluidra SA	367,354	10,629,192
	Fomento de Construcciones y Contratas SA	363,290	4,362,546
Ω	Gestamp Automocion SA	754,440	2,633,065
Ω	Global Dominion Access SA	695,411	3,116,887
	Grupo Catalana Occidente SA	270,353	8,303,317
#	Grupo Empresarial San Jose SA	151,317	735,668
# *	Grupo Ezentis SA	1,629,459	264,697
	Iberpapel Gestion SA	47,911	830,365
*	Indra Sistemas SA	962,472	10,664,193
#	Laboratorio Reig Jofre SA	14,659	54,448
	Laboratorios Farmaceuticos Rovi SA	120,922	8,960,466
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	5,944,326
#	Mapfre SA	1,832,552	3,832,977
*	Mediaset Espana Comunicacion SA	1,094,655	5,526,235
*	Melia Hotels International SA	777,775	5,816,070
Ω	Metrovacesa SA	33,007	280,776
#	Miquel y Costas & Miquel SA	193,707	2,679,386
* Ω	Neinor Homes SA	77,372	1,019,862
*	Obrascon Huarte Lain SA	1,361,871	1,401,114
*	Oryzon Genomics SA	35,547	103,419
#	Pharma Mar SA	5,055	381,401
#	Prim SA	40,283	650,121
# *	Promotora de Informaciones SA, Class A	1,330,083	951,870
# Ω	Prosegur Cash SA	230,690	150,618
#	Prosegur Cia de Seguridad SA	1,528,190	3,312,694
*	Realia Business SA	1,667,905	1,541,621
	Renta 4 Banco SA	442	4,851
	Sacyr SA	2,840,800	6,859,443
*	Solaria Energia y Medio Ambiente SA	494,183	11,086,569
* Ω	Talgo SA	587,102	2,518,884
# *	Tecnicas Reunidas SA	188,993	1,610,005
# *	Tubacex SA	738,150	1,494,239
# *	Tubos Reunidos SA	34,204	13,255
Ω	Unicaja Banco SA	8,093,500	8,412,269
	Vidrala SA	125,805	8,827,519
	Viscofan SA	274,076	16,254,652
*	Vocento SA	352,577	404,633
	Zardoya Otis SA	979,550	7,642,969

TOTAL SPAIN			333,417,117

SWEDEN — (7.3%)
Ω	AcadeMedia AB	441,853	2,438,038
	AddLife AB, Class B	182,992	5,071,571
	AddNode Group AB	96,609	3,945,569
	AFRY AB	283,371	5,683,646
Ω	Alimak Group AB	254,539	2,837,123
	Alligo AB, Class B	137,415	2,027,491
Ω	Ambea AB	166,767	845,232
*	Annehem Fastigheter AB, Class B	132,805	423,065
*	AQ Group AB	1,510	46,871
*	Arise AB	76,462	387,013
	Arjo AB, Class B	1,033,502	8,750,253
	Atrium Ljungberg AB, Class B	245,262	5,024,554

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
* Ω	Attendo AB	733,120	$2,319,519
*	Balco Group AB	979	11,674
*	BE Group AB	3,385	61,648
	Beijer Alma AB	299,014	6,910,736
*	Beijer Electronics Group AB	93,898	675,768
	Bergman & Beving AB	199,982	2,979,918
	Bergs Timber AB, Class B	62,277	34,969
	Besqab AB	21,962	384,883
	Betsson AB, Class B	894,776	5,426,263
# *	BHG Group AB	351,076	2,315,910
	Bilia AB, Class A	592,953	8,439,690
	BioGaia AB, Class B	49,858	2,951,303
	Biotage AB	419,797	9,757,761
	Bjorn Borg AB	13,009	66,916
	Bonava AB, Class B	526,974	3,300,091
# * Ω	Boozt AB	212,829	2,717,926
Ω	Bravida Holding AB	786,149	9,039,627
	Bufab AB	232,909	8,276,897
#	Bulten AB	115,761	798,992
	Bure Equity AB	321,431	10,442,308
	Byggmax Group AB	443,719	3,286,411
# *	Calliditas Therapeutics AB, Class B	99,484	940,628
*	Careium AB	155,569	274,809
#	Catella AB	33,547	164,042
	Catena AB	177,527	10,695,917
# *	Catena Media PLC	330,046	1,649,189
# *	Cavotec SA	79,682	102,780
	Cellavision AB	26,313	871,643
	Clas Ohlson AB, Class B	262,871	2,987,174
	Cloetta AB, Class B	1,822,722	4,973,420
*	Collector AB	274,588	1,139,465
	Concentric AB	354,479	7,689,022
Ω	Coor Service Management Holding AB	360,247	2,890,808
	Corem Property Group AB, Class B	4,350,002	11,290,104
	Dios Fastigheter AB	782,260	8,485,268
# *	Doro AB	162,545	466,925
*	Duni AB	215,342	2,342,983
Ω	Dustin Group AB	526,105	4,506,629
	Eastnine AB	126,421	1,439,201
	Elanders AB, Class B	66,195	965,137
*	Electrolux Professional AB, Class B	348,064	2,139,575
* Ω	Eltel AB	206,068	273,859
*	Enea AB	102,697	1,984,154
#	Eolus Vind AB, Class B	35,068	359,803
	eWork Group AB	32,666	376,293
	Fagerhult AB	300,931	1,602,451
	FastPartner AB, Class A	1,130	12,418
	FastPartner AB, Class D	35	310
#	Fenix Outdoor International AG	19,605	2,206,360
	Ferronordic AB	7,394	45,217
# *	Fingerprint Cards AB, Class B	386,234	605,548
	G5 Entertainment AB	35,644	788,973
	GARO AB	6,571	107,393
	GHP Specialty Care AB	41,172	150,945
	Granges AB	830,762	8,144,695
# *	Haldex AB	383,964	1,675,418
	Heba Fastighets AB, Class B	134,907	2,168,144
#	Hexatronic Group AB	71,883	2,857,385
	HMS Networks AB	149,627	6,995,860

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
# * Ω	Hoist Finance AB	443,037	$1,360,021
*	Humana AB	126,275	808,189
*	IAR Systems Group AB	1,213	16,943
*	Immunovia AB	8,077	34,672
#	Instalco AB	482,045	3,606,793
#	INVISIO AB	555	10,150
	Inwido AB	456,345	7,215,935
#	JM AB	441,763	14,035,161
# *	John Mattson Fastighetsforetagen AB	8,700	152,835
	Karnov Group AB	34,072	216,413
*	K-fast Holding AB	9,734	68,569
	Kindred Group PLC	562,848	6,140,993
	KNOW IT AB	199,430	6,610,983
	Lagercrantz Group AB, Class B	1,424,369	16,117,418
Ω	LeoVegas AB	558,727	2,241,947
	Lime Technologies AB	9,545	276,668
	Lindab International AB	646,372	16,442,678
	Loomis AB	380,443	10,377,273
*	Maha Energy AB	76,219	130,579
*	Medcap AB	6,064	117,508
*	Mekonomen AB	299,806	3,530,163
	Midsona AB, Class B	8,545	25,064
# *	Millicom International Cellular SA	34,490	875,595
	MIPS AB	55,692	5,179,003
*	Modern Times Group MTG AB, Class B	551,757	8,031,177
	Momentum Group Komponenter + T	137,415	1,169,191
Ω	Munters Group AB	53,016	328,431
	Mycronic AB	438,731	8,172,102
	NCAB Group AB	40,267	279,837
	NCC AB, Class B	326,927	4,644,713
#	Nederman Holding AB	31,174	633,224
*	Nelly Group AB	47,409	120,884
*	Net Insight AB, Class B	2,331,047	992,553
	New Wave Group AB, Class B	426,925	6,924,839
	Nobia AB	896,177	3,942,130
	Nolato AB, Class B	1,482,789	10,981,415
	Nordic Waterproofing Holding AB	70,179	1,259,092
*	Note AB	44,399	878,419
	NP3 Fastigheter AB	169,215	5,588,628
	Nyfosa AB	1,254,829	17,940,212
	OEM International AB, Class B	143,694	2,490,778
# * Ω	Oncopeptides AB	38,454	37,489
*	Ovzon AB	1,938	10,369
# *	Pandox AB	337,956	5,089,430
	Peab AB, Class B	51,386	516,824
	Platzer Fastigheter Holding AB, Class B	250,352	3,092,181
	Prevas AB, Class B	2,947	37,055
#	Pricer AB, Class B	892,974	1,849,122
	Proact IT Group AB	186,907	1,361,114
	Ratos AB, Class B	1,586,079	8,170,327
*	RaySearch Laboratories AB	160,684	881,212
	Rejlers AB	948	13,412
Ω	Resurs Holding AB	1,040,265	3,049,898
	Rottneros AB	672,020	797,662
	Scandi Standard AB	397,762	1,504,734
* Ω	Scandic Hotels Group AB	789,878	3,624,392
# *	Sdiptech AB, Class B	8,683	332,971
	Sectra AB, Class B	377,318	5,763,598
	Semcon AB	118,592	1,470,184

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Sensys Gatso Group AB	2,726,230	$291,584
	SkiStar AB	323,216	6,009,966
*	Solid Forsakring AB	86,686	449,444
*	Starbreeze AB	37,435	4,005
*	Stendorren Fastigheter AB	1,169	33,590
# *	Stillfront Group AB	169,387	476,302
	Svedbergs i Dalstorp AB, Class B	7,665	41,788
#	Systemair AB	360,836	2,676,146
	Tethys Oil AB	105,015	872,828
	TF Bank AB	1,461	27,795
*	Tobii AB	1,361	4,520
	Troax Group AB	227,770	5,905,330
	VBG Group AB, Class B	28,343	419,321
	Vitec Software Group AB, Class B	36,199	1,865,864
	Wihlborgs Fastigheter AB	182,515	3,817,935
	XANO Industri AB, Class B	1,477	47,301

TOTAL SWEDEN			444,564,452

SWITZERLAND — (15.4%)
	Adecco Group AG	52,022	2,359,797
	Allreal Holding AG	124,196	26,590,866
	ALSO Holding AG	46,937	11,413,500
*	ams-OSRAM AG	1,474,621	22,572,021
*	APG SGA SA	8,849	1,863,525
	Arbonia AG	345,431	6,763,895
# *	Aryzta AG	6,589,298	6,716,449
*	Ascom Holding AG	200,120	2,242,647
#	Autoneum Holding AG	23,132	3,208,272
	Bachem Holding AG, Class B	6,229	3,428,084
	Baloise Holding AG	86,584	15,463,604
	Banque Cantonale de Geneve	9,528	1,685,789
	Banque Cantonale du Jura SA	3,848	213,913
#	Banque Cantonale Vaudoise	87,914	7,606,221
	Belimo Holding AG	65,936	34,921,019
	Bell Food Group AG	14,632	4,296,234
	Bellevue Group AG	57,974	2,423,618
	Berner Kantonalbank AG	30,400	7,373,381
	BKW AG	163,961	20,536,485
*	Bobst Group SA	68,727	6,771,528
	Bossard Holding AG, Class A	47,109	11,042,291
	Bucher Industries AG	54,953	22,212,511
	Burckhardt Compression Holding AG	3,083	1,629,230
	Burkhalter Holding AG	28,825	2,254,127
	Bystronic AG	9,740	10,044,004
	Calida Holding AG	37,936	2,089,527
	Carlo Gavazzi Holding AG	3,077	927,874
	Cembra Money Bank AG	188,532	13,857,971
#	Cicor Technologies Ltd.	15,422	825,298
	Cie Financiere Tradition SA	10,803	1,259,232
	Clariant AG	791,071	13,727,466
	Coltene Holding AG	26,808	3,016,204
	Comet Holding AG	18,573	5,363,553
*	COSMO Pharmaceuticals NV	1,793	117,965
	Daetwyler Holding AG	7,287	2,410,411
	DKSH Holding AG	247,560	20,850,019
	dormakaba Holding AG	25,076	12,861,909
# *	Dottikon Es Holding AG	1,937	531,819
*	Dufry AG	291,333	12,258,626
	EFG International AG	683,675	5,268,441

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Emmi AG	15,918	$17,343,920
	Energiedienst Holding AG	83,637	4,167,681
# *	Evolva Holding SA	3,349,123	408,444
*	Feintool International Holding AG	15,677	823,169
*	Flughafen Zurich AG	148,108	26,583,434
	Forbo Holding AG	8,781	14,958,470
	Fundamenta Real Estate AG	1,593	34,131
Ω	Galenica AG	121,061	9,320,031
# *	GAM Holding AG	1,195,762	1,476,342
	Georg Fischer AG	31,822	38,023,006
#	Gurit Holding AG	3,022	4,840,785
	Helvetia Holding AG	266,540	34,797,277
	Hiag Immobilien Holding AG	20,971	2,356,494
# *	HOCHDORF Holding AG	6,697	295,603
	Huber & Suhner AG	106,321	9,945,288
	Hypothekarbank Lenzburg AG	6	27,380
# *	Implenia AG	107,391	2,626,304
*	Ina Invest Holding AG	25,352	527,791
	Inficon Holding AG	15,056	17,258,209
	Interroll Holding AG	5,227	17,217,588
	Intershop Holding AG	10,420	7,213,813
	Investis Holding SA	4,392	535,304
*	Jungfraubahn Holding AG	17,432	2,697,062
	Kardex Holding AG	50,262	11,574,729
*	Komax Holding AG	24,168	6,761,989
#	Kudelski SA	217,692	779,715
#	Landis+Gyr Group AG	84,407	5,338,771
	LEM Holding SA	3,961	9,593,032
	Liechtensteinische Landesbank AG	64,323	3,856,294
	Luzerner Kantonalbank AG	20,159	9,436,130
* Ω	Medacta Group SA	4,763	569,723
* Ω	Medartis Holding AG	2,631	351,826
* Ω	Medmix AG	143,103	4,993,840
# *	Meier Tobler Group AG	45,826	1,036,238
	Metall Zug AG, Class B	1,092	2,499,710
# *	Meyer Burger Technology AG	2,533,186	1,054,264
*	Mikron Holding AG	8,692	72,863
	Mobilezone Holding AG	295,533	5,220,133
	Mobimo Holding AG	57,560	18,362,799
	OC Oerlikon Corp. AG	1,736,239	13,835,992
# *	Orascom Development Holding AG	93,520	939,116
	Orell Fuessli AG	5,028	476,077
	Orior AG	37,151	3,625,655
	Peach Property Group AG	1,034	63,714
	Phoenix Mecano AG	4,517	1,910,515
	Plazza AG, Class A	6,895	2,607,546
	PSP Swiss Property AG	334,181	43,888,729
*	Rieter Holding AG	23,266	3,765,119
	Romande Energie Holding SA	2,640	3,505,584
	Schaffner Holding AG	3,363	1,148,930
	Schweiter Technologies AG	7,284	8,912,523
#	Schweizerische Nationalbank	23	191,191
* Ω	Sensirion Holding AG	23,393	2,878,025
	SFS Group AG	126,108	17,564,750
	Siegfried Holding AG	32,945	27,155,446
	SIG Combibloc Group AG	20,923	527,466
	Softwareone Holding AG	206,099	2,905,473
	St Galler Kantonalbank AG	17,568	8,773,317
	Sulzer AG	144,172	11,975,753

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	83,584	$8,243,451
*	Swiss Steel Holding AG	3,362,368	1,008,485
	Swissquote Group Holding SA	86,734	15,630,046
	Tecan Group AG	13,185	5,212,558
	Thurgauer Kantonalbank	3,152	383,970
# *	Tornos Holding AG	26,632	225,332
*	TX Group AG	19,090	3,178,415
*	u-blox Holding AG	53,215	5,169,709
	Valiant Holding AG	111,392	11,509,679
*	Valora Holding AG	28,888	5,389,927
Ω	VAT Group AG	120,921	46,039,323
	Vaudoise Assurances Holding SA	6,746	3,331,458
	Vetropack Holding AG	66,692	3,119,627
*	Vifor Pharma AG	16,966	3,024,889
# *	Von Roll Holding AG	378,198	443,219
	Vontobel Holding AG	229,961	19,338,687
	VP Bank AG, Class A	24,056	2,480,763
	VZ Holding AG	90,310	8,542,710
*	V-ZUG Holding AG	10,820	1,301,902
	Walliser Kantonalbank	18,991	2,303,405
	Warteck Invest AG	27	69,216
	Ypsomed Holding AG	10,720	1,882,794
	Zehnder Group AG	87,466	7,560,605
	Zug Estates Holding AG, Class B	1,186	2,593,278
	Zuger Kantonalbank AG	702	5,582,549

TOTAL SWITZERLAND			946,195,826

UNITED ARAB EMIRATES — (0.0%)
# *	Borr Drilling Ltd.	52,360	174,317

UNITED KINGDOM — (0.0%)
# *	TORM PLC, Class A	195,257	1,682,629

UNITED STATES — (0.0%)
#	Arko Corp.	124,906	1,136,644

TOTAL COMMON STOCKS			5,691,995,236

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
*	Biotest AG	95,815	3,921,827
	Draegerwerk AG & Co. KGaA	65,107	3,602,690
	Fuchs Petrolub SE	391,668	14,210,276
	Jungheinrich AG	359,171	10,400,713
	Sixt SE	120,365	8,991,952
	STO SE & Co. KGaA	16,482	3,768,428
	Villeroy & Boch AG	41,086	1,085,648

TOTAL GERMANY			45,981,534

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
*	Immofinanz AG Exp 03/03/23	681,828	0

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (0.0%)
*	Svedbergs i Dalstorp AB Rights Exp 03/08/2022	2	$2

TOTAL RIGHTS/WARRANTS			2

TOTAL INVESTMENT SECURITIES (Cost $4,528,363,460)			5,737,976,772

			Value†
SECURITIES LENDING COLLATERAL — (6.5%)
@ §	The DFA Short Term Investment Fund	34,474,936	398,771,589

TOTAL INVESTMENTS — (100.0%) (Cost $4,927,136,598)^^			$6,136,748,361

ADR American Depositary Receipt

BAM Build America Mutual

SA Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$171,645,526	—	$171,645,526
Belgium	$469,604	261,266,362	—	261,735,966
Canada	—	2,146,732	—	2,146,732
Denmark	—	320,024,568	—	320,024,568
Finland	—	312,401,120	—	312,401,120
France	—	630,345,892	$39,101	630,384,993
Germany	—	889,258,875	—	889,258,875
Ireland	—	65,433,938	—	65,433,938
Israel	698,773	247,770,536	—	248,469,309
Italy	—	486,518,135	—	486,518,135
Netherlands	—	385,740,054	—	385,740,054
Norway	225,320	140,452,639	—	140,677,959
Portugal	—	50,387,076	—	50,387,076
Spain	—	333,417,117	—	333,417,117
Sweden	1,169,191	443,395,261	—	444,564,452
Switzerland	3,024,889	943,170,937	—	946,195,826
United Arab Emirates	—	174,317	—	174,317
United Kingdom	—	1,682,629	—	1,682,629
United States	1,136,644	—	—	1,136,644

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	$3,921,827	$42,059,707	—		$45,981,534
Rights/Warrants
Sweden	—	2	—		2

Securities Lending Collateral	—	398,771,589	—		398,771,589

TOTAL	$10,646,248	$6,126,063,012	$39,101	^	$6,136,748,361

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (85.3%)
COMMUNICATION SERVICES — (1.1%)
*	AcuityAds Holdings, Inc.	9,419	$29,760
*	Aimia, Inc.	747,208	3,012,381
#	Cogeco Communications, Inc.	80,682	6,678,377
#	Cogeco, Inc.	33,834	2,086,089
#	Corus Entertainment, Inc., Class B	1,028,921	4,049,347
# *	Enthusiast Gaming Holdings, Inc.	27,353	66,116
# *	MDF Commerce, Inc.	24,190	60,952
*	TeraGo, Inc.	2,400	11,020
# *	WildBrain Ltd.	612,863	1,632,471
#	Yellow Pages Ltd.	105,820	1,120,711

TOTAL COMMUNICATION SERVICES			18,747,224

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	449,840	18,362,065
*	AutoCanada, Inc.	133,641	3,872,986
	BMTC Group, Inc.	20,581	246,613
# *	Bragg Gaming Group, Inc.	4,700	33,911
# *	Canada Goose Holdings, Inc.	261,127	6,874,135
#	Dorel Industries, Inc., Class B	149,777	1,159,734
#	Exco Technologies Ltd.	164,124	1,259,008
	Gamehost, Inc.	89,999	633,517
	Leon’s Furniture Ltd.	171,679	3,061,013
	Linamar Corp.	255,634	11,363,102
#	Martinrea International, Inc.	486,868	3,497,240
#	MTY Food Group, Inc.	103,016	4,490,114
	Park Lawn Corp.	185,122	5,120,601
#	Pizza Pizza Royalty Corp.	162,278	1,830,276
*	Points.com, Inc.	62,977	1,165,704
#	Pollard Banknote Ltd.	49,129	1,058,308
# *	Recipe Unlimited Corp.	88,994	1,043,596
*	Reitmans Canada Ltd., Class A	125,155	159,178
# Ω	Sleep Country Canada Holdings, Inc.	197,990	4,626,075
* Ω	Spin Master Corp.	148,575	5,116,309
# *	Uni-Select, Inc.	242,884	5,925,659

TOTAL CONSUMER DISCRETIONARY			80,899,144

CONSUMER STAPLES — (4.0%)
*	Alcanna, Inc.	139,850	1,024,698
#	Andrew Peller Ltd., Class A	168,200	979,479
*	CareRx Corp.	2,700	11,814
	Corby Spirit & Wine Ltd.	87,267	1,213,215
	High Liner Foods, Inc.	106,744	1,164,651
Ω	Jamieson Wellness, Inc.	264,898	7,384,470
#	KP Tissue, Inc.	47,200	417,198
#	Lassonde Industries, Inc., Class A	18,100	2,064,745
#	Maple Leaf Foods, Inc.	438,246	10,516,642
#	North West Co., Inc.	305,380	9,355,720
#	Premium Brands Holdings Corp.	189,209	16,553,044
	Primo Water Corp.	807,822	11,502,005
	Primo Water Corp.	84,925	1,210,181
#	Rogers Sugar, Inc.	698,654	3,520,794

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
# *	SunOpta, Inc.	349,280	$1,754,506

TOTAL CONSUMER STAPLES			68,673,162

ENERGY — (19.6%)
*	Advantage Energy Ltd.	1,194,867	8,324,834
#	Africa Oil Corp.	1,333,299	2,388,985
*	Athabasca Oil Corp.	2,177,410	3,535,690
*	Baytex Energy Corp.	346,770	1,511,736
	Birchcliff Energy Ltd.	1,626,440	10,876,326
*	Calfrac Well Services Ltd.	3,700	13,259
#	Canacol Energy Ltd.	963,916	2,413,358
# *	Cardinal Energy Ltd.	460,444	2,813,894
	CES Energy Solutions Corp.	1,334,769	2,562,449
	Computer Modelling Group Ltd.	464,145	1,990,015
#	Crescent Point Energy Corp.	3,289,792	23,842,547
# *	Crew Energy, Inc.	384,876	1,594,735
# *	Denison Mines Corp.	3,774,323	6,158,956
#	Enerflex Ltd.	506,965	3,248,242
# *	Energy Fuels, Inc.	249,392	2,296,124
#	Enerplus Corp.	1,323,108	16,765,250
*	Ensign Energy Services, Inc.	741,132	2,045,279
# *	Fission Uranium Corp.	1,962,000	1,475,247
#	Freehold Royalties Ltd.	645,441	7,388,122
*	Frontera Energy Corp.	270,637	3,136,848
*	Gear Energy Ltd.	201,778	258,245
#	Gibson Energy, Inc.	904,630	18,097,665
*	Gran Tierra Energy, Inc.	1,845,435	2,893,295
*	Greenlane Renewables, Inc.	17,100	14,909
# *	Headwater Exploration, Inc.	540,066	2,864,166
*	InPlay Oil Corp.	10,100	29,650
*	Kelt Exploration Ltd.	773,541	4,170,433
#	Keyera Corp.	359,780	9,120,048
* ††	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	2,167,763	29,599,420
	North American Construction Group Ltd.	149,733	2,166,910
*	NuVista Energy Ltd.	1,111,528	9,397,953
	Paramount Resources Ltd., Class A	402,921	10,058,929
#	Parex Resources, Inc.	786,291	16,132,755
#	Parkland Corp.	699,759	20,693,589
	Pason Systems, Inc.	407,444	4,989,775
#	Peyto Exploration & Development Corp.	965,837	9,796,275
	PHX Energy Services Corp.	102,328	541,046
*	Pine Cliff Energy Ltd.	87,000	79,334
#	PrairieSky Royalty Ltd.	1,124,067	15,546,229
*	Precision Drilling Corp.	79,933	5,923,779
# *	Questerre Energy Corp., Class A	797,460	184,988
	Secure Energy Services, Inc.	1,486,857	6,351,090
*	ShawCor Ltd.	371,654	1,498,329
*	Surge Energy, Inc.	13,859	98,218
	Tamarack Valley Energy Ltd.	1,165,080	4,622,483
	TerraVest Industries, Inc.	5,000	100,588
	Tidewater Midstream & Infrastructure Ltd.	1,346,778	1,400,481
*	Total Energy Services, Inc.	238,344	1,487,090
# *	Touchstone Exploration, Inc.	28,397	33,845
*	TransGlobe Energy Corp.	9,567	34,824
*	Trican Well Service Ltd.	1,196,395	3,560,045
#	Vermilion Energy, Inc.	949,975	19,952,339
#	Whitecap Resources, Inc.	3,201,537	26,479,939

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
# *	Yangarra Resources Ltd.	323,471	$732,250

TOTAL ENERGY			333,292,810

FINANCIALS — (8.3%)
	AGF Management Ltd., Class B	333,248	2,073,887
#	Alaris Equity Partners Income	153,883	2,487,682
	Canaccord Genuity Group, Inc.	528,907	5,224,974
#	Canadian Western Bank	500,863	14,559,342
#	Chesswood Group Ltd.	56,542	682,041
	CI Financial Corp.	1,010,158	16,047,465
	Clairvest Group, Inc.	1,900	104,807
#	ECN Capital Corp.	2,463,868	13,145,622
	E-L Financial Corp. Ltd.	7,278	5,140,562
#	Element Fleet Management Corp.	1,990,748	19,268,128
	Equitable Group, Inc.	128,884	7,396,023
#	Fiera Capital Corp.	369,963	3,089,560
	Firm Capital Mortgage Investment Corp.	188,519	2,144,335
#	First National Financial Corp.	79,319	2,571,531
	goeasy Ltd.	61,859	6,941,231
# *	GoldMoney, Inc.	125,000	194,977
	Guardian Capital Group Ltd., Class A	92,714	2,966,492
	Home Capital Group, Inc.	286,967	8,722,750
	Kingsway Financial Services, Inc.	13,070	71,886
#	Laurentian Bank of Canada	380,429	12,646,986
	RF Capital Group, Inc.	17,024	235,581
	Sprott, Inc.	132,256	6,631,534
	Timbercreek Financial Corp.	524,352	3,980,403
*	Trisura Group Ltd.	180,100	4,951,435
	VersaBank	3,400	39,435

TOTAL FINANCIALS			141,318,669

HEALTH CARE — (1.4%)
#	Andlauer Healthcare Group, Inc.	44,155	1,757,865
# *	Aptose Biosciences, Inc.	75,121	102,163
# *	Aurora Cannabis, Inc.	763,275	3,049,989
# *	Canopy Growth Corp.	313,200	2,374,723
# *	Charlottes Web Holdings, Inc.	49,894	53,879
# *	Cronos Group, Inc.	373,190	1,451,709
#	Extendicare, Inc.	489,939	3,076,448
*	HEXO Corp.	77,100	47,794
#	HLS Therapeutics, Inc.	18,704	227,413
# *	Knight Therapeutics, Inc.	782,395	3,266,889
#	Medical Facilities Corp.	166,745	1,509,862
*	Oncolytics Biotech, Inc.	33,485	52,906
*	Opsens, Inc.	6,100	9,320
# *	Organigram Holdings, Inc.	1,127,585	1,874,163
#	Sienna Senior Living, Inc.	352,451	4,316,302
*	Valens Co., Inc.	9,500	16,110
*	Viemed Healthcare, Inc.	81,551	407,560
	Zenith Capital Corp.	111,820	20,707

TOTAL HEALTH CARE			23,615,802

INDUSTRIALS — (9.9%)
	Aecon Group, Inc.	340,754	4,625,521
#	AG Growth International, Inc.	124,923	4,314,822
	Algoma Central Corp.	48,800	675,311
# *	ATS Automation Tooling Systems, Inc.	441,354	15,922,142
#	Badger Infrastructure Solutions Ltd.	173,203	4,358,650

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Ballard Power Systems, Inc.	224,377	$2,611,748
#	Bird Construction, Inc.	290,072	2,118,432
	Black Diamond Group Ltd.	237,417	932,462
# *	Bombardier, Inc., Class A	349,750	425,245
# *	Bombardier, Inc., Class B	10,650,523	12,267,930
#	Boyd Group Services, Inc.	47,000	6,224,685
	Calian Group Ltd.	53,590	2,962,528
	Dexterra Group, Inc.	168,743	1,060,927
# *	DIRTT Environmental Solutions	316,970	443,705
#	Doman Building Materials Group Ltd.	341,492	2,182,555
	Exchange Income Corp.	100,053	3,423,803
#	Finning International, Inc.	775,113	23,337,402
# *	GDI Integrated Facility Services, Inc.	49,036	2,118,101
#	Hardwoods Distribution, Inc.	70,690	2,063,900
*	Heroux-Devtek, Inc.	247,453	3,382,771
*	IBI Group, Inc.	122,400	1,383,444
	K-Bro Linen, Inc.	62,753	1,696,136
#	LifeWorks, Inc.	390,348	6,750,649
#	Magellan Aerospace Corp.	114,378	901,190
#	Mullen Group Ltd.	472,925	5,054,016
#	NFI Group, Inc.	340,794	4,345,284
*	Patriot One Technologies, Inc.	120,000	51,834
	Richelieu Hardware Ltd.	331,673	12,082,061
#	Russel Metals, Inc.	345,023	9,140,633
#	Savaria Corp.	215,010	3,013,219
#	SNC-Lavalin Group, Inc.	768,042	18,492,232
	Stantec, Inc.	13,649	684,661
	Wajax Corp.	104,085	1,645,178
*	Westport Fuel Systems, Inc.	73,881	116,993
#	Westshore Terminals Investment Corp.	262,257	6,950,026

TOTAL INDUSTRIALS			167,760,196

INFORMATION TECHNOLOGY — (2.1%)
*	Celestica, Inc.	620,813	7,384,867
	Enghouse Systems Ltd.	254,495	8,045,148
	Evertz Technologies Ltd.	146,939	1,791,265
# *	Kinaxis, Inc.	90,947	11,903,170
# *	Lightspeed Commerce, Inc.	32,050	976,564
#	Quarterhill, Inc.	592,981	1,152,617
# *	Sierra Wireless, Inc.	233,552	4,216,509
	TECSYS, Inc.	14,563	372,302
	Vecima Networks, Inc.	6,059	77,691
*	VIQ Solutions, Inc.	9,600	15,589

TOTAL INFORMATION TECHNOLOGY			35,935,722

MATERIALS — (24.1%)
# *	5N Plus, Inc.	420,567	807,392
#	Acadian Timber Corp.	65,067	991,502
#	AirBoss of America Corp.	99,621	2,836,866
#	Alamos Gold, Inc.,Class A	2,216,202	18,614,357
#	Altius Minerals Corp.	222,138	4,282,307
# *	Americas Gold & Silver Corp.	86,596	94,898
	Amerigo Resources Ltd.	217,817	320,588
# *	Argonaut Gold, Inc.	1,730,006	3,390,406
*	Ascot Resources Ltd.	71,438	60,572
*	Aya Gold & Silver, Inc.	16,800	119,870
#	B2Gold Corp.	4,417,516	20,278,258
*	Calibre Mining Corp.	231,489	275,902

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Canfor Corp.	341,278	$7,032,213
# *	Canfor Pulp Products, Inc.	138,951	595,750
*	Capstone Copper Corp.	2,342,383	13,246,929
	Cascades, Inc.	468,209	4,801,375
	Centerra Gold, Inc.	1,150,410	11,309,476
	China Gold International Resources Corp. Ltd.	1,488,085	5,308,850
# *	Copper Mountain Mining Corp.	984,419	2,960,777
	Dundee Precious Metals, Inc.	1,031,781	6,156,930
*	Eldorado Gold Corp.	966,848	10,830,578
# *	Endeavour Silver Corp.	506,479	2,351,325
# *	Equinox Gold Corp.	1,278,472	10,563,825
*	ERO Copper Corp.	302,222	4,426,417
#	First Majestic Silver Corp.	1,164,811	15,317,279
# *	First Mining Gold Corp.	749,400	164,848
# *	Fortuna Silver Mines, Inc.	1,518,245	5,774,791
*	Freegold Ventures Ltd.	9,000	3,600
# *	Galiano Gold, Inc.	696,057	389,745
# *	GoGold Resources, Inc.	62,609	146,738
*	Gold Standard Ventures Corp.	10,700	4,879
*	Great Panther Mining Ltd.	91,900	23,156
* ††	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,208,976	9,495,802
*	i-80 Gold Corp.	399,340	1,098,852
*	IAMGOLD Corp.	2,760,346	9,587,507
# *	Imperial Metals Corp.	381,250	1,146,662
#	Interfor Corp.	357,541	9,944,167
#	Intertape Polymer Group, Inc.	300,915	9,551,100
*	Karora Resources, Inc.	501,231	2,549,957
#	Labrador Iron Ore Royalty Corp.	310,069	10,419,549
# *	Largo, Inc.	70,585	893,986
# *	Lucara Diamond Corp.	1,615,273	865,682
*	Lundin Gold, Inc.	160,743	1,343,650
# *	MAG Silver Corp.	240,622	3,891,239
*	Major Drilling Group International, Inc.	668,976	6,512,369
*	Mandalay Resources Corp.	464	1,183
*	Marathon Gold Corp.	147,500	319,742
	Maverix Metals, Inc.	69,145	331,818
#	Methanex Corp.	341,499	18,625,643
	Neo Performance Materials, Inc.	16,755	203,984
*	New Gold, Inc.	3,469,405	6,299,684
	New Pacific Metals Corp.	1,200	3,816
	Newcrest Mining Ltd.	304,677	6,142,486
# *	Northern Dynasty Minerals Ltd.	76,877	31,977
*	Novo Resources Corp.	12,300	10,429
*	OceanaGold Corp.	3,780,713	8,377,055
* ††	Orbite Technologies, Inc.	73,500	0
	Osisko Gold Royalties Ltd.	713,993	9,417,834
# *	Osisko Mining, Inc.	1,202,429	3,837,693
*	PolyMet Mining Corp.	64,208	265,533
*	Sabina Gold & Silver Corp.	1,438,714	1,737,758
#	Sandstorm Gold Ltd.	1,137,435	9,175,251
# *	Seabridge Gold, Inc.	330,641	6,121,038
	Sierra Metals, Inc.	6,100	7,198
# *	SilverCrest Metals, Inc.	167,445	1,492,013
#	SSR Mining, Inc.	1,132,718	24,628,559
#	Stelco Holdings, Inc.	152,152	6,327,547
	Stella-Jones, Inc.	312,231	9,383,289
# *	Taseko Mines Ltd.	1,738,925	4,006,002
*	Torex Gold Resources, Inc.	458,504	5,758,119

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Transcontinental, Inc., Class A	398,053	$5,562,521
# *	Treasury Metals, Inc.	25,002	13,599
# *	Trevali Mining Corp.	255,929	296,842
# *	Turquoise Hill Resources Ltd.	539,779	16,211,460
*	Victoria Gold Corp.	23,206	295,145
# *	Wallbridge Mining Co. Ltd.	350,615	92,551
*	Wesdome Gold Mines Ltd.	720,771	9,046,032
*	Western Copper & Gold Corp.	27,900	65,836
	Western Forest Products, Inc.	1,894,026	3,045,228
#	Winpak Ltd.	160,363	4,925,760
	Yamana Gold, Inc.	4,806,286	26,833,120

TOTAL MATERIALS			409,676,666

REAL ESTATE — (3.0%)
#	Altus Group Ltd.	244,093	9,860,174
	Bridgemarq Real Estate Services	53,069	676,230
#	Colliers International Group, Inc.	33,775	4,402,111
	DREAM Unlimited Corp., Class A	235,787	9,392,627
	Information Services Corp.	29,405	584,501
# *	Invesque, Inc.	191,266	271,598
*	Mainstreet Equity Corp.	31,349	3,586,146
	Melcor Developments Ltd.	55,340	774,224
	Morguard Corp.	22,184	2,445,981
# *	Real Matters, Inc.	350,220	1,490,357
#	Tricon Residential, Inc.	1,080,292	17,170,261

TOTAL REAL ESTATE			50,654,210

UTILITIES — (7.0%)
	Atco Ltd., Class I	395,942	13,596,601
#	Boralex, Inc., Class A	480,304	15,567,666
#	Brookfield Infrastructure Corp., Class A	257,498	19,431,557
#	Capital Power Corp.	731,450	23,819,005
#	Innergex Renewable Energy, Inc.	682,407	10,851,698
*	Maxim Power Corp.	61,434	179,366
	Polaris Infrastructure, Inc.	115,463	1,560,872
#	Superior Plus Corp.	823,728	7,564,210
	TransAlta Corp.	8,389	86,910
	TransAlta Corp.	1,769,656	18,317,281
#	TransAlta Renewables, Inc.	588,980	8,706,436

TOTAL UTILITIES			119,681,602

TOTAL COMMON STOCKS			1,450,255,207

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	4,828	55,998

MATERIALS — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	1	0

TOTAL RIGHTS/WARRANTS			55,998

TOTAL INVESTMENT SECURITIES (Cost $1,066,762,292)			1,450,311,205

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UNKNOWN ST — (0.0%)
UNKNOWN G1 — (0.0%)
	Lightstream Resources, Ltd.	0	$0

			Value†
SECURITIES LENDING COLLATERAL — (14.7%)
@ §	The DFA Short Term Investment Fund	21,644,532	250,362,299

TOTAL INVESTMENTS — (100.0%) (Cost $1,317,131,315)^^			$1,700,673,504

ST Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,747,224	—	—	$18,747,224
Consumer Discretionary	80,899,144	—	—	80,899,144
Consumer Staples	68,673,162	—	—	68,673,162
Energy	333,292,810	—	—	333,292,810
Financials	141,318,669	—	—	141,318,669
Health Care	23,595,095	$20,707	—	23,615,802
Industrials	167,760,196	—	—	167,760,196
Information Technology	35,935,722	—	—	35,935,722
Materials	409,676,666	—	—	409,676,666
Real Estate	50,654,210	—	—	50,654,210
Utilities	119,681,602	—	—	119,681,602
Rights/Warrants
Energy	—	55,998	—	55,998
Securities Lending Collateral	—	250,362,299	—	250,362,299

TOTAL	$1,450,234,500	$250,439,004	—	$1,700,673,504

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2022, the Trust consisted of ten operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1—inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2022, the total cost of securities for federal income tax purposes was:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$3,040,985	—	—	—
The Asia Pacific Small Company Series	1,732,321	—	—	—
The United Kingdom Small Company Series	1,462,551	—	—	—
The Continental Small Company Series	4,978,564	—	—	—
The Canadian Small Company Series	1,346,946	—	—	—

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

CORONAVIRUS (COVID-19) PANDEMIC

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.